Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Altice France SA 9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	$598	$581
Bausch Health Cos., Inc. 10.413% (TSFR1M + 6.250%) due 10/08/2030 ~	1,995	1,971
Cengage Learning, Inc. TBD% - 7.698% (TSFR1M + 3.500%) due 03/24/2031 ~	941	939
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~	789	684
Clover Holdings SPV III LLC 15.000% due 12/09/2027	54	55
Cotiviti Corp. 7.625% due 05/01/2031	2,850	2,870
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~	1,484	1,076
Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~	628	628
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~	2,423	2,496
MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~	461	461
9.170% (TSFR3M + 4.600%) due 12/31/2030 ~	1,446	1,333
Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~	450	405
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~	1,517	1,283
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	2,250	2,241
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	3,767	3,607
Zayo Group Holdings, Inc. 7.278% (TSFR1M + 3.000%) due 03/09/2027 ~	951	941

Total Loan Participations and Assignments (Cost $21,315)		21,571

CORPORATE BONDS & NOTES 93.6%
BANKING & FINANCE 14.9%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/2029	853	823
8.250% due 02/01/2029	1,178	1,230
8.500% due 06/15/2029	397	417
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/2027	1,483	1,460
5.875% due 11/01/2029	1,075	1,074
6.750% due 10/15/2027	3,552	3,562
6.750% due 04/15/2028	3,563	3,629
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	3,110	3,053
Ally Financial, Inc. 5.750% due 11/20/2025	1,551	1,552
AmWINS Group, Inc. 6.375% due 02/15/2029	1,518	1,550
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	866	833
Armor Holdco, Inc. 8.500% due 11/15/2029	1,410	1,408
Brandywine Operating Partnership LP
8.300% due 03/15/2028	1,487	1,582
8.875% due 04/12/2029	2,054	2,231
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	2,507	2,464
5.750% due 05/15/2026	1,280	1,278
Burford Capital Global Finance LLC
6.250% due 04/15/2028	2,688	2,695
7.500% due 07/15/2033	1,000	1,019
Coinbase Global, Inc. 3.375% due 10/01/2028	5,390	5,120
CoreLogic, Inc. 4.500% due 05/01/2028	1,557	1,515
Credit Acceptance Corp. 6.625% due 03/15/2030	437	439

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	1,225	1,231
Diversified Healthcare Trust
0.000% due 01/15/2026 (e)	231	229
4.375% due 03/01/2031	1,325	1,172
4.750% due 02/15/2028	2,741	2,615
7.250% due 10/15/2030	1,350	1,374
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030 (a)	1,325	1,325
Encore Capital Group, Inc.
6.625% due 04/15/2031 (a)	3,225	3,218
8.500% due 05/15/2030	1,326	1,409
Ford Motor Credit Co. LLC
5.113% due 05/03/2029	1,286	1,277
5.918% due 03/20/2028	150	153
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,940	1,937
12.000% due 10/01/2028	2,687	2,848
Freedom Mortgage Holdings LLC
7.875% due 04/01/2033	1,300	1,340
9.125% due 05/15/2031	1,350	1,437
9.250% due 02/01/2029	2,154	2,268
FS KKR Capital Corp.
6.125% due 01/15/2031	2,000	1,982
7.875% due 01/15/2029	50	53
FTAI Aviation Investors LLC 5.500% due 05/01/2028	2,808	2,811
GGAM Finance Ltd.
7.750% due 05/15/2026	859	863
8.000% due 02/15/2027	941	964
8.000% due 06/15/2028	613	649
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	1,414	1,393
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/2027	2,420	2,351
HUB International Ltd.
5.625% due 12/01/2029	1,088	1,088
7.250% due 06/15/2030	825	861
Hudson Pacific Properties LP
3.950% due 11/01/2027	2,174	2,093
4.650% due 04/01/2029 (h)	628	585
5.950% due 02/15/2028	1,079	1,065
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/2029	1,472	1,272
5.250% due 05/15/2027	3,708	3,648
6.250% due 05/15/2026	696	696
9.750% due 01/15/2029	48	48
10.000% due 11/15/2029	3,085	3,102
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (a)	3,150	3,129
Iron Mountain, Inc.
4.875% due 09/15/2027	2,720	2,709
4.875% due 09/15/2029	284	280
5.000% due 07/15/2028	1,031	1,025
5.250% due 03/15/2028	735	734
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/2028	2,313	2,237
Jefferson Capital Holdings LLC
6.000% due 08/15/2026	743	743
9.500% due 02/15/2029	2,507	2,649
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	2,584	2,471
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250% due 02/01/2027	3,540	3,512
LD Holdings Group LLC 8.750% due 11/01/2027	273	270
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,712	3,647
Midcap Financial Issuer Trust 6.500% due 05/01/2028	3,657	3,635
Millrose Properties, Inc.
6.250% due 09/15/2032	1,325	1,329
6.375% due 08/01/2030	2,200	2,239
MPT Operating Partnership LP/MPT Finance Corp.
5.000% due 10/15/2027 (h)	735	713
8.500% due 02/15/2032	1,334	1,418
Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	855	855
6.000% due 01/15/2027	1,024	1,024
6.500% due 08/01/2029	3,292	3,388
Navient Corp.
4.875% due 03/15/2028	1,483	1,455
5.000% due 03/15/2027	1,492	1,486
5.500% due 03/15/2029	700	687

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.750% due 06/15/2026	2,018	2,043
NCL Finance Ltd. 6.125% due 03/15/2028	789	807
Newmark Group, Inc. 7.500% due 01/12/2029	703	755
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	1,955	1,886
2.000% due 03/09/2026	2,927	2,882
2.750% due 03/09/2028	1,363	1,280
5.300% due 09/13/2027	518	518
5.625% due 09/29/2028	1,725	1,727
6.125% due 09/30/2030	1,725	1,727
6.950% due 09/15/2026	731	741
7.050% due 09/15/2028	1,490	1,552
OneMain Finance Corp.
3.500% due 01/15/2027	3,879	3,794
3.875% due 09/15/2028	943	907
5.375% due 11/15/2029	1,450	1,435
6.625% due 01/15/2028	1,243	1,274
6.625% due 05/15/2029	272	280
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027	1,555	1,556
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	1,997	1,949
5.875% due 10/01/2028	1,284	1,283
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029	1,313	1,334
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	846	819
7.875% due 12/15/2029	1,936	2,056
Popular, Inc. 7.250% due 03/13/2028	1,870	1,955
PRA Group, Inc.
8.375% due 02/01/2028	2,319	2,374
8.875% due 01/31/2030	309	319
Provident Funding Associates LP/PFG Finance Corp. 9.750% due 09/15/2029	568	601
Rfna LP 7.875% due 02/15/2030	994	1,014
RHP Hotel Properties LP/RHP Finance Corp.
4.750% due 10/15/2027	1,857	1,850
7.250% due 07/15/2028	1,424	1,470
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,798	1,781
4.000% due 09/15/2029	2,174	2,055
Rocket Cos., Inc. 6.125% due 08/01/2030	1,050	1,078
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026	3,865	3,789
3.625% due 03/01/2029	830	792
SBA Communications Corp.
3.125% due 02/01/2029	1,929	1,806
3.875% due 02/15/2027	1,916	1,889
Service Properties Trust
0.000% due 09/30/2028 (e)	2,875	2,538
4.750% due 10/01/2026	1,298	1,301
5.500% due 12/15/2027	814	800
8.375% due 06/15/2029	565	574
SLM Corp. 3.125% due 11/02/2026	2,975	2,917
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,171	1,159
4.375% due 01/15/2027	383	380
5.250% due 10/15/2028 (a)	900	901
5.750% due 01/15/2031 (a)	2,250	2,251
6.500% due 07/01/2030	1,210	1,253
6.500% due 10/15/2030	710	735
7.250% due 04/01/2029	1,564	1,644
UniCredit SpA
5.861% due 06/19/2032 •	1,321	1,342
7.296% due 04/02/2034 •	869	928
United Wholesale Mortgage LLC 5.500% due 11/15/2025	609	609
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (h)	3,155	2,860
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029	2,947	2,770
8.625% due 06/15/2032	2,040	1,950
10.500% due 02/15/2028	2,794	2,944
UWM Holdings LLC 6.250% due 03/15/2031	2,775	2,764
Vornado Realty LP 2.150% due 06/01/2026	1,343	1,319

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	515	0
XHR LP
4.875% due 06/01/2029	485	475
6.625% due 05/15/2030	914	940

		220,658

INDUSTRIALS 74.4%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	1,177	1,126
3.875% due 01/15/2028	1,275	1,246
4.375% due 01/15/2028	4,753	4,677
6.125% due 06/15/2029	1,560	1,597
1261229 BC Ltd. 10.000% due 04/15/2032	1,872	1,920
AAR Escrow Issuer LLC 6.750% due 03/15/2029	1,625	1,674
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	3,277	3,252
AdaptHealth LLC 6.125% due 08/01/2028	1,367	1,365
ADT Security Corp. 4.125% due 08/01/2029	1,480	1,433
Advance Auto Parts, Inc. 7.000% due 08/01/2030	3,325	3,423
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	894	770
Ahead DB Holdings LLC 6.625% due 05/01/2028	3,823	3,828
Ahlstrom Holding 3 OYJ 4.875% due 02/04/2028	1,173	1,138
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250% due 03/15/2026	1,260	1,252
3.500% due 03/15/2029	1,816	1,724
4.625% due 01/15/2027	2,676	2,663
5.875% due 02/15/2028	1,957	1,959
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	3,647	3,781
Allison Transmission, Inc. 4.750% due 10/01/2027	1,236	1,229
Alta Equipment Group, Inc. 9.000% due 06/01/2029	1,295	1,210
Altice France Holding SA
6.000% due 02/15/2028	738	267
10.500% due 05/15/2027	11,848	4,297
Altice France SA
5.125% due 01/15/2029	791	681
5.500% due 01/15/2028	2,196	1,943
8.125% due 02/01/2027	3,841	3,675
Alumina Pty. Ltd. 6.125% due 03/15/2030	1,471	1,506
AMC Networks, Inc.
4.250% due 02/15/2029 (h)	1,751	1,525
10.250% due 01/15/2029	1,360	1,434
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	1,614	1,616
5.750% due 04/20/2029	9,204	9,246
American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	298	283
6.375% due 10/15/2032 (a)	1,600	1,598
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	1,001	951
4.000% due 01/15/2028	1,628	1,597
Amkor Technology, Inc. 5.875% due 10/01/2033	175	177
Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	875	906
ams-OSRAM AG 12.250% due 03/30/2029	4,335	4,669
ANGI Group LLC 3.875% due 08/15/2028	1,885	1,773
Aramark Services, Inc. 5.000% due 02/01/2028	2,431	2,422
Arches Buyer, Inc. 4.250% due 06/01/2028	1,330	1,304
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	1,031	980
4.000% due 09/01/2029 (h)	629	583
6.000% due 06/15/2027	2,404	2,405
Artera Services LLC 8.500% due 02/15/2031	640	566
Asbury Automotive Group, Inc. 4.500% due 03/01/2028	450	445

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/2029	1,578	1,576
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625% due 08/01/2029	384	368
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	5,070	4,969
AthenaHealth Group, Inc. 6.500% due 02/15/2030	5,210	5,172
ATS Corp. 4.125% due 12/15/2028	600	575
Avantor Funding, Inc.
3.875% due 11/01/2029	1,551	1,476
4.625% due 07/15/2028	1,464	1,441
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	3,150	3,055
5.375% due 03/01/2029	773	754
5.750% due 07/15/2027	930	929
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750% due 06/15/2027	1,338	1,333
Axon Enterprise, Inc. 6.125% due 03/15/2030	1,040	1,071
B&G Foods, Inc. 8.000% due 09/15/2028	5,676	5,507
Ball Corp.
2.875% due 08/15/2030	157	143
5.500% due 09/15/2033	1,300	1,315
Bath & Body Works, Inc.
6.694% due 01/15/2027	495	505
7.500% due 06/15/2029	749	770
Bausch & Lomb Corp. 8.375% due 10/01/2028	3,172	3,310
Bausch Health Americas, Inc. 8.500% due 01/31/2027	1,175	1,164
Bausch Health Cos., Inc.
4.875% due 06/01/2028	3,826	3,428
5.000% due 01/30/2028	1,672	1,436
5.000% due 02/15/2029 (h)	1,581	1,187
6.250% due 02/15/2029 (h)	1,379	1,078
11.000% due 09/30/2028	1,962	2,042
Baytex Energy Corp. 8.500% due 04/30/2030	2,867	2,950
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) 10.000% due 07/15/2033 (b)	1,750	1,892
Beacon Mobility Corp. 7.250% due 08/01/2030	1,570	1,633
Beazer Homes USA, Inc. 7.500% due 03/15/2031	703	713
Belron U.K. Finance PLC 5.750% due 10/15/2029	1,783	1,808
BKV Upstream Midstream LLC 7.500% due 10/15/2030	1,350	1,350
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	401	392
7.750% due 12/01/2029	1,465	1,547
Block Communications, Inc. 4.875% due 03/01/2028	793	760
Block, Inc.
2.750% due 06/01/2026	2,119	2,093
5.625% due 08/15/2030	1,425	1,445
Bombardier, Inc.
6.000% due 02/15/2028	1,733	1,739
7.875% due 04/15/2027	186	187
Boyd Gaming Corp. 4.750% due 12/01/2027	1,566	1,560
Brand Industrial Services, Inc. 10.375% due 08/01/2030	1,094	1,092
Brightstar Lottery PLC 6.250% due 01/15/2027	1,300	1,313
Brink's Co. 4.625% due 10/15/2027	1,925	1,908
Bristow Group, Inc. 6.875% due 03/01/2028	1,576	1,586
Buckeye Partners LP 3.950% due 12/01/2026	700	694
Cablevision Lightpath LLC
3.875% due 09/15/2027	547	532
5.625% due 09/15/2028	547	539
Calderys Financing LLC 11.250% due 06/01/2028	275	292
Camelot Finance SA 4.500% due 11/01/2026	134	134
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028	1,541	1,492

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Capstone Borrower, Inc. 8.000% due 06/15/2030	1,325	1,387
Carnival Corp.
4.000% due 08/01/2028	1,990	1,963
5.125% due 05/01/2029 (a)	2,950	2,950
Cars.com, Inc. 6.375% due 11/01/2028	875	872
Carvana Co. (9.000% Cash) 9.000% due 06/01/2030	1,100	1,152
Cascades, Inc./Cascades USA, Inc. 6.750% due 07/15/2030	975	994
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030	267	252
4.750% due 03/01/2030	2,844	2,731
5.000% due 02/01/2028	5,740	5,689
5.125% due 05/01/2027	6,259	6,222
5.375% due 06/01/2029	3,110	3,092
5.500% due 05/01/2026	888	888
Celanese U.S. Holdings LLC
6.500% due 04/15/2030	665	670
6.665% due 07/15/2027	1,530	1,571
Centene Corp.
2.450% due 07/15/2028	2,350	2,186
4.250% due 12/15/2027	425	418
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029	2,268	2,002
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029	3,285	2,841
Century Aluminum Co. 6.875% due 08/01/2032	475	493
Century Communities, Inc.
3.875% due 08/15/2029	1,774	1,671
6.625% due 09/15/2033	1,400	1,413
6.750% due 06/01/2027	246	246
Cerdia Finanz GmbH 9.375% due 10/03/2031	1,826	1,938
Champion Iron Canada, Inc. 7.875% due 07/15/2032	700	732
Champions Financing, Inc. 8.750% due 02/15/2029 (h)	2,065	1,996
Charles River Laboratories International, Inc. 3.750% due 03/15/2029	369	350
Chemours Co. 5.375% due 05/15/2027	1,048	1,048
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	1,548	1,513
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	517	512
7.625% due 07/01/2029	815	851
Chord Energy Corp. 6.000% due 10/01/2030	1,325	1,317
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030	2,930	2,653
6.000% due 01/15/2029	2,823	2,743
6.125% due 04/01/2030	804	584
6.875% due 04/15/2029	3,411	2,715
Churchill Downs, Inc.
4.750% due 01/15/2028	1,020	1,007
5.500% due 04/01/2027	1,929	1,928
5.750% due 04/01/2030	700	700
Cinemark USA, Inc. 5.250% due 07/15/2028	1,711	1,703
CITGO Petroleum Corp.
6.375% due 06/15/2026	648	648
8.375% due 01/15/2029	2,421	2,522
Civitas Resources, Inc.
5.000% due 10/15/2026	1,244	1,239
8.375% due 07/01/2028	3,655	3,793
Clarios Global LP/Clarios U.S. Finance Co. 6.750% due 02/15/2030	1,480	1,530
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	4,988	4,718
Clean Harbors, Inc. 4.875% due 07/15/2027	1,275	1,275
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	3,150	3,258
7.500% due 06/01/2029	1,646	1,600
7.750% due 04/15/2028	1,878	1,876
7.875% due 04/01/2030	205	215
Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	355	342
5.875% due 06/01/2027	2,136	2,137
6.875% due 11/01/2029	3,156	3,219
7.625% due 01/15/2034	2,400	2,475

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Cloud Software Group, Inc.
6.500% due 03/31/2029	7,777	7,856
9.000% due 09/30/2029	6,392	6,637
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030	839	863
CMG Media Corp. 8.875% due 06/18/2029	634	583
CNX Midstream Partners LP 4.750% due 04/15/2030	1,320	1,267
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (h)	2,188	2,128
7.000% due 06/15/2027	3,885	3,878
CommScope LLC
4.750% due 09/01/2029	1,915	1,905
7.125% due 07/01/2028	762	765
8.250% due 03/01/2027 (h)	1,988	2,011
CommScope Technologies LLC 5.000% due 03/15/2027	4,309	4,279
Compass Minerals International, Inc.
6.750% due 12/01/2027	127	127
8.000% due 07/01/2030	925	968
Comstock Resources, Inc.
5.875% due 01/15/2030	1,351	1,302
6.750% due 03/01/2029	5,392	5,378
Connect Finco SARL/Connect U.S. Finco LLC 9.000% due 09/15/2029	3,653	3,845
Consolidated Communications, Inc.
5.000% due 10/01/2028	1,329	1,346
6.500% due 10/01/2028	1,825	1,855
CoreWeave, Inc.
9.000% due 02/01/2031	2,925	3,001
9.250% due 06/01/2030	5,853	6,052
CP Atlas Buyer, Inc. 9.750% due 07/15/2030	781	819
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031	325	322
Crescent Energy Finance LLC
7.375% due 01/15/2033	760	741
8.375% due 01/15/2034	1,855	1,881
Crocs, Inc. 4.250% due 03/15/2029	2,057	1,974
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	417	398
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/2026	823	820
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	729	752
CSC Holdings LLC
4.125% due 12/01/2030	1,175	770
5.375% due 02/01/2028	1,214	1,066
5.500% due 04/15/2027	3,352	3,184
5.750% due 01/15/2030	5,252	2,006
6.500% due 02/01/2029	3,670	2,716
7.500% due 04/01/2028 (h)	1,622	1,176
11.250% due 05/15/2028	1,478	1,369
11.750% due 01/31/2029	2,810	2,365
CVR Energy, Inc. 8.500% due 01/15/2029	527	539
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/2028	1,268	1,267
CVS Health Corp. 7.000% due 03/10/2055 •	6,780	7,129
Darling Ingredients, Inc. 5.250% due 04/15/2027	725	724
DaVita, Inc. 4.625% due 06/01/2030	2,130	2,043
Dcli Bidco LLC 7.750% due 11/15/2029	1,698	1,767
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125% due 06/01/2028	1,099	1,104
8.625% due 03/15/2029	966	1,008
Deluxe Corp.
8.000% due 06/01/2029	442	441
8.125% due 09/15/2029	1,743	1,822
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	1,368	1,446
Directv Financing LLC 8.875% due 02/01/2030	5,683	5,633
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 08/15/2027	2,672	2,671
Discovery Communications LLC
3.625% due 05/15/2030	4,250	3,931
3.950% due 03/20/2028	3,800	3,713

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

DISH DBS Corp.
5.125% due 06/01/2029	3,125	2,675
5.250% due 12/01/2026	5,947	5,848
5.750% due 12/01/2028	4,905	4,706
7.375% due 07/01/2028	2,912	2,686
7.750% due 07/01/2026	4,629	4,591
DISH Network Corp. 11.750% due 11/15/2027	5,684	6,020
Dream Finders Homes, Inc. 6.875% due 09/15/2030	2,644	2,662
Dye & Durham Ltd. 8.625% due 04/15/2029	877	868
EchoStar Corp. 10.750% due 11/30/2029	8,503	9,361
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	1,425	1,451
EG Global Finance PLC 12.000% due 11/30/2028	1,584	1,742
Ellucian Holdings, Inc. 6.500% due 12/01/2029	2,406	2,450
Encompass Health Corp. 4.500% due 02/01/2028	871	864
Enerflex Ltd. 9.000% due 10/15/2027	752	768
Energy Transfer LP 6.500% due 02/15/2056 •	1,750	1,744
Entegris, Inc. 4.750% due 04/15/2029	2,434	2,416
EquipmentShare.com, Inc. 9.000% due 05/15/2028	1,503	1,592
Esab Corp. 6.250% due 04/15/2029	778	800
EW Scripps Co. 9.875% due 08/15/2030	3,800	3,570
Excelerate Energy LP 8.000% due 05/15/2030	2,445	2,605
Fair Isaac Corp. 4.000% due 06/15/2028	534	520
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/2029	1,648	1,570
6.750% due 01/15/2030	2,787	2,617
First Quantum Minerals Ltd. 8.000% due 03/01/2033	200	211
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029	1,721	1,638
Fluor Corp. 4.250% due 09/15/2028	1,732	1,714
Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027	700	697
5.875% due 04/15/2030	458	470
Fortrea Holdings, Inc. 7.500% due 07/01/2030 (h)	613	581
Foundation Building Materials, Inc. 6.000% due 03/01/2029	444	450
Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,106	2,103
5.875% due 10/15/2027	3,002	3,002
5.875% due 11/01/2029	735	743
6.750% due 05/01/2029	1,851	1,871
Full House Resorts, Inc. 8.250% due 02/15/2028	958	890
FXI Holdings, Inc. 12.250% due 11/15/2026	659	582
Gap, Inc. 3.625% due 10/01/2029	1,840	1,724
Garda World Security Corp. 4.625% due 02/15/2027	938	932
GFL Environmental, Inc.
3.500% due 09/01/2028	871	850
4.000% due 08/01/2028	2,234	2,183
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375% due 01/15/2029	1,040	1,018
11.500% due 08/15/2029	1,191	1,258
Global Medical Response, Inc. 7.375% due 10/01/2032	675	695
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	2,030	1,926
5.250% due 12/01/2027	596	596
goeasy Ltd.
7.375% due 10/01/2030	1,643	1,653
7.625% due 07/01/2029	2,056	2,085
9.250% due 12/01/2028	1,698	1,773
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	15	15

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.000% due 07/15/2029	950	918
Graham Packaging Co., Inc. 7.125% due 08/15/2028	2,957	2,967
Graphic Packaging International LLC 4.750% due 07/15/2027	275	273
Gray Media, Inc.
4.750% due 10/15/2030	1,124	864
9.625% due 07/15/2032	957	979
10.500% due 07/15/2029	2,188	2,368
Griffon Corp. 5.750% due 03/01/2028	2,818	2,821
Grifols SA 4.750% due 10/15/2028	3,123	3,036
Group 1 Automotive, Inc. 4.000% due 08/15/2028	926	901
GrubHub Holdings, Inc. (7.000% Cash and 7.000% PIK) 14.000% due 07/31/2030 (b)(h)	357	358
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	2,077	2,134
HealthEquity, Inc. 4.500% due 10/01/2029	1,359	1,319
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% due 04/30/2028	238	251
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625% due 05/01/2028	807	783
8.750% due 05/01/2029	1,484	1,540
Herc Holdings, Inc.
5.500% due 07/15/2027	1,602	1,599
7.000% due 06/15/2030	1,895	1,970
Hertz Corp.
4.625% due 12/01/2026 (h)	608	599
12.625% due 07/15/2029	1,711	1,816
Hess Midstream Operations LP 5.875% due 03/01/2028	886	904
Hilton Domestic Operating Co., Inc. 5.875% due 04/01/2029	1,018	1,040
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000% due 06/01/2029	1,058	1,018
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/2027	839	839
Hologic, Inc. 3.250% due 02/15/2029	645	623
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	1,525	1,556
7.375% due 07/15/2032	369	383
HTA Group Ltd. 7.500% due 06/04/2029	562	584
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.000% due 02/15/2029	2,314	2,421
iHeartCommunications, Inc.
7.750% due 08/15/2030	330	275
9.125% due 05/01/2029	1,101	995
10.875% due 05/01/2030	955	650
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)	791	828
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/2028	2,368	2,378
Imola Merger Corp. 4.750% due 05/15/2029	4,548	4,427
Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~	532	532
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(j)	382	619
INEOS Finance PLC
6.750% due 05/15/2028	2,835	2,783
7.500% due 04/15/2029	839	817
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029 (h)	561	556
Ingevity Corp. 3.875% due 11/01/2028	3,556	3,420
Installed Building Products, Inc. 5.750% due 02/01/2028	537	537
ION Trading Technologies SARL
5.750% due 05/15/2028	2,886	2,843
9.500% due 05/30/2029	891	946
IQVIA, Inc.
5.000% due 10/15/2026	1,298	1,298
5.000% due 05/15/2027	2,647	2,642
Ithaca Energy North Sea PLC 8.125% due 10/15/2029	2,362	2,474
ITT Holdings LLC 6.500% due 08/01/2029	1,272	1,251
Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027	1,312	1,295

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

JELD-WEN, Inc. 4.875% due 12/15/2027	1,786	1,745
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031	3,639	3,694
JW Aluminum Continuous Cast Co. 10.250% due 04/01/2030	543	568
K Hovnanian Enterprises, Inc. 8.000% due 04/01/2031	2,275	2,334
Kaiser Aluminum Corp. 4.625% due 03/01/2028	2,232	2,209
KBR, Inc. 4.750% due 09/30/2028	882	873
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.000% due 02/15/2029	2,323	2,447
Kinetik Holdings LP 6.625% due 12/15/2028	1,611	1,655
Kioxia Holdings Corp. 0.000% due 07/24/2030	1,631	1,665
Kodiak Gas Services LLC 7.250% due 02/15/2029	1,613	1,675
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	3,751	3,721
LABL, Inc. 10.500% due 07/15/2027 (h)	3,091	2,549
Lamar Media Corp. 5.375% due 11/01/2033	1,400	1,391
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	2,372	2,366
LBM Acquisition LLC
6.250% due 01/15/2029 (h)	2,180	2,020
9.500% due 06/15/2031	1,825	1,920
LCM Investments Holdings II LLC 4.875% due 05/01/2029	992	973
Level 3 Financing, Inc.
3.625% due 01/15/2029	2,279	1,984
3.750% due 07/15/2029	618	530
3.875% due 10/15/2030	800	702
4.500% due 04/01/2030	2,253	2,070
4.875% due 06/15/2029	2,557	2,417
LifePoint Health, Inc.
5.375% due 01/15/2029 (h)	2,403	2,291
10.000% due 06/01/2032	1,300	1,367
Lindblad Expeditions LLC 7.000% due 09/15/2030	700	714
Lithia Motors, Inc.
3.875% due 06/01/2029	998	954
4.625% due 12/15/2027	1,095	1,085
5.500% due 10/01/2030	1,350	1,349
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	2,395	2,381
6.500% due 05/15/2027	1,172	1,184
Madison IAQ LLC
4.125% due 06/30/2028	1,778	1,737
5.875% due 06/30/2029	961	950
Matador Resources Co. 6.875% due 04/15/2028	657	671
Match Group Holdings II LLC
4.625% due 06/01/2028	2,039	2,005
5.000% due 12/15/2027	1,447	1,444
Mativ Holdings, Inc. 8.000% due 10/01/2029	2,112	2,094
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	4,296	4,343
9.250% due 04/15/2027	5,616	5,634
Mavis Tire Express Services Topco Corp. 6.500% due 05/15/2029	1,952	1,944
Maxam Prill SARL 7.750% due 07/15/2030	1,550	1,562
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	1,848	1,961
McAfee Corp. 7.375% due 02/15/2030 (h)	4,537	4,214
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,272	2,273
8.000% due 08/01/2029	2,650	2,701
Medline Borrower LP
3.875% due 04/01/2029	7,807	7,535
5.250% due 10/01/2029	1,471	1,459
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029	1,720	1,766
MEG Energy Corp. 5.875% due 02/01/2029	4,161	4,164
Methanex Corp. 5.125% due 10/15/2027	969	971

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Michaels Cos., Inc.
5.250% due 05/01/2028	1,197	1,108
7.875% due 05/01/2029	1,393	1,170
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	3,160	3,074
Millennium Escrow Corp. 6.625% due 08/01/2026	501	481
Mineral Resources Ltd.
7.000% due 04/01/2031 (a)	700	710
9.250% due 10/01/2028	1,475	1,547
Minerals Technologies, Inc. 5.000% due 07/01/2028	1,877	1,841
MIWD Holdco II LLC/MIWD Finance Corp. 5.500% due 02/01/2030 (h)	1,354	1,322
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.250% due 04/15/2030	1,206	1,254
Molina Healthcare, Inc. 4.375% due 06/15/2028	2,581	2,519
Moog, Inc. 4.250% due 12/15/2027	1,478	1,458
Motion Bondco DAC 6.625% due 11/15/2027 (h)	3,689	3,614
Motion Finco SARL 8.375% due 02/15/2032	907	785
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	2,227	1,946
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)(h)	683	715
Murphy Oil USA, Inc. 5.625% due 05/01/2027	259	259
Nabors Industries, Inc. 7.375% due 05/15/2027	1,381	1,403
NCL Corp. Ltd. 7.750% due 02/15/2029	837	892
NCR Atleos Corp. 9.500% due 04/01/2029	1,452	1,573
NCR Voyix Corp.
5.000% due 10/01/2028	2,833	2,794
5.125% due 04/15/2029	570	562
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	6,975	6,854
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/2028	2,022	2,005
New Flyer Holdings, Inc. 9.250% due 07/01/2030	700	750
New Gold, Inc. 6.875% due 04/01/2032	2,197	2,303
Newell Brands, Inc.
6.375% due 05/15/2030	606	602
8.500% due 06/01/2028	2,186	2,318
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «	2,248	1,405
11.750% due 10/15/2028 «	2,259	1,604
Nexstar Media, Inc.
4.750% due 11/01/2028 (h)	887	866
5.625% due 07/15/2027	3,479	3,477
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,567	4,484
4.810% due 09/17/2030	2,082	1,963
7.500% due 07/17/2030	1,263	1,326
7.750% due 07/17/2032	1,675	1,774
Noble Finance II LLC 8.000% due 04/15/2030	3,602	3,731
Nordstrom, Inc. 4.000% due 03/15/2027	738	730
NOVA Chemicals Corp. 5.250% due 06/01/2027	2,021	2,028
Novelis Corp.
4.750% due 01/30/2030	2,891	2,791
6.375% due 08/15/2033	1,425	1,441
NuStar Logistics LP 6.000% due 06/01/2026	728	733
Odeon Finco PLC 12.750% due 11/01/2027	577	599
Olin Corp. 5.625% due 08/01/2029	355	356
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	361	347
6.250% due 10/01/2029 (h)	900	875
7.125% due 10/01/2027	1,559	1,588
9.750% due 11/15/2028	2,783	2,923
ON Semiconductor Corp. 3.875% due 09/01/2028	2,956	2,873

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

OneSky Flight LLC 8.875% due 12/15/2029	2,503	2,634
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% due 08/01/2030	935	930
Open Text Corp. 3.875% due 02/15/2028	2,616	2,547
Open Text Holdings, Inc. 4.125% due 02/15/2030	147	139
Option Care Health, Inc. 4.375% due 10/31/2029	1,467	1,416
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028	3,934	3,804
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/2029	221	212
5.000% due 08/15/2027	2,256	2,246
Owens & Minor, Inc. 4.500% due 03/31/2029 (h)	1,650	1,326
Pagaya U.S. Holdings Co. LLC 8.875% due 08/01/2030	1,850	1,727
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	1,025	997
Paramount Global
3.700% due 06/01/2028	697	682
6.250% due 02/28/2057 •	900	888
6.375% due 03/30/2062 •	818	817
6.875% due 04/30/2036	267	283
Park River Holdings, Inc.
5.625% due 02/01/2029	1,550	1,527
8.000% due 03/15/2031 (a)	450	456
Parkland Corp.
4.625% due 05/01/2030	725	705
5.875% due 07/15/2027	1,365	1,366
Penn Entertainment, Inc. 5.625% due 01/15/2027	1,808	1,808
Performance Food Group, Inc.
4.250% due 08/01/2029	2,372	2,307
5.500% due 10/15/2027	1,342	1,340
Permian Resources Operating LLC 8.000% due 04/15/2027	1,497	1,521
Pike Corp. 5.500% due 09/01/2028	1,975	1,970
PM General Purchaser LLC 9.500% due 10/01/2028	1,925	1,670
Post Holdings, Inc.
4.625% due 04/15/2030	2,015	1,945
5.500% due 12/15/2029	505	504
Precision Drilling Corp. 6.875% due 01/15/2029	2,081	2,094
Prestige Brands, Inc. 5.125% due 01/15/2028	1,300	1,291
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	5,334	5,553
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	147	143
5.750% due 04/15/2026	648	652
6.250% due 01/15/2028	1,538	1,539
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	144	140
6.250% due 04/01/2029	2,534	2,536
Qnity Electronics, Inc. 6.250% due 08/15/2033	775	792
QVC, Inc. 6.875% due 04/15/2029	542	296
Rackspace Finance LLC 3.500% due 05/15/2028	258	109
Radiology Partners, Inc. 8.500% due 07/15/2032	1,756	1,819
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	1,327	1,395
Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	489	509
9.750% due 04/15/2029	3,861	4,345
11.250% due 02/15/2027	4,579	4,968
Rand Parent LLC 8.500% due 02/15/2030 (h)	1,164	1,211
RB Global Holdings, Inc. 6.750% due 03/15/2028	872	893
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029	815	555
Reworld Holding Corp. 4.875% due 12/01/2029	392	369
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.250% due 10/15/2030 (a)	475	480

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.000% due 01/15/2031	2,950	2,749
ROBLOX Corp. 3.875% due 05/01/2030	1,699	1,622
Rocket Software, Inc. 6.500% due 02/15/2029	1,216	1,186
Rockies Express Pipeline LLC 4.950% due 07/15/2029	1,446	1,435
Rogers Communications, Inc.
5.250% due 03/15/2082 •	1,168	1,161
7.000% due 04/15/2055 •	2,203	2,300
Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	1,332	1,338
7.500% due 10/15/2027	734	777
RR Donnelley & Sons Co.
9.500% due 08/01/2029	1,884	1,933
10.875% due 08/01/2029	799	798
Sabre GLBL, Inc.
8.625% due 06/01/2027	759	770
10.750% due 11/15/2029	1,749	1,697
Science Applications International Corp. 4.875% due 04/01/2028	734	727
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	2,557	2,501
SCIL IV LLC/SCIL USA Holdings LLC 5.375% due 11/01/2026	2,736	2,736
Scripps Escrow II, Inc. 3.875% due 01/15/2029 (h)	1,798	1,586
Seadrill Finance Ltd. 8.375% due 08/01/2030	2,107	2,189
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	1,543	1,497
5.875% due 07/15/2030	1,756	1,791
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% due 02/01/2028	992	1,006
Sensata Technologies BV 4.000% due 04/15/2029	1,645	1,581
Service Corp. International
3.375% due 08/15/2030	67	62
4.625% due 12/15/2027	725	722
Shutterfly Finance LLC 9.750% due 10/01/2027	247	249
Shutterfly Finance LLC (8.500% Cash) 8.500% due 10/01/2027	1,897	1,803
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	3,266	3,136
Sirius XM Radio LLC
3.125% due 09/01/2026	2,288	2,259
4.000% due 07/15/2028	2,919	2,823
4.125% due 07/01/2030	731	686
5.000% due 08/01/2027	2,463	2,453
5.500% due 07/01/2029	3,853	3,857
Six Flags Entertainment Corp. 5.500% due 04/15/2027	291	291
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 6.500% due 10/01/2028	335	337
SK Invictus Intermediate II SARL 5.000% due 10/30/2029	1,279	1,253
SM Energy Co.
6.500% due 07/15/2028	618	622
6.625% due 01/15/2027	1,034	1,034
6.750% due 08/01/2029	3,934	3,956
7.000% due 08/01/2032	397	398
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	3,730	3,734
Sotheby's 7.375% due 10/15/2027	2,406	2,411
South Bow Canadian Infrastructure Holdings Ltd. 7.625% due 03/01/2055 •	220	230
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	3,197	3,251
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	457	452
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	2,381	2,380
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (h)	393	374
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/12/2030 (b)(h)	2,495	1,003
SS&C Technologies, Inc. 5.500% due 09/30/2027	1,000	999
Stagwell Global LLC 5.625% due 08/15/2029	3,258	3,168

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Standard Industries, Inc.
4.375% due 07/15/2030	104	100
4.750% due 01/15/2028	1,293	1,283
Staples, Inc. 10.750% due 09/01/2029	2,874	2,856
Star Leasing Co. LLC 7.625% due 02/15/2030	620	603
Star Parent, Inc. 9.000% due 10/01/2030	1,300	1,376
Station Casinos LLC 4.500% due 02/15/2028	3,874	3,812
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,804	1,806
SunCoke Energy, Inc. 4.875% due 06/30/2029	833	779
Sunoco LP 7.000% due 05/01/2029	755	782
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	461	450
4.500% due 04/30/2030	1,718	1,655
5.875% due 03/15/2028	316	317
7.000% due 09/15/2028	1,008	1,040
Talos Production, Inc. 9.000% due 02/01/2029	425	440
Taseko Mines Ltd. 8.250% due 05/01/2030	858	910
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	1,589	1,613
TEGNA, Inc.
4.625% due 03/15/2028	3,418	3,365
5.000% due 09/15/2029	716	713
Teleflex, Inc.
4.250% due 06/01/2028	1,301	1,271
4.625% due 11/15/2027	943	935
Tenet Healthcare Corp.
4.250% due 06/01/2029	3,705	3,621
4.625% due 06/15/2028	1,338	1,327
5.125% due 11/01/2027	1,587	1,585
6.125% due 10/01/2028	1,623	1,625
6.250% due 02/01/2027	701	701
Tenneco, Inc. 8.000% due 11/17/2028	1,333	1,336
TGS ASA 8.500% due 01/15/2030	3,676	3,790
Thor Industries, Inc. 4.000% due 10/15/2029	1,813	1,720
Tidewater, Inc. 9.125% due 07/15/2030	2,583	2,772
Titan International, Inc. 7.000% due 04/30/2028	2,225	2,230
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	2,695	2,688
TopBuild Corp. 3.625% due 03/15/2029	1,866	1,791
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	2,507	2,458
TransDigm, Inc.
4.625% due 01/15/2029	1,333	1,307
6.375% due 03/01/2029	2,031	2,079
6.375% due 05/31/2033	1,400	1,419
6.750% due 08/15/2028	2,928	2,987
Transocean Aquila Ltd. 8.000% due 09/30/2028	1,353	1,392
Transocean International Ltd.
7.875% due 10/15/2032 (a)	2,700	2,727
8.000% due 02/01/2027	1,570	1,569
8.250% due 05/15/2029	3,979	3,926
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	1,626	1,670
Travel & Leisure Co.
6.000% due 04/01/2027	538	546
6.625% due 07/31/2026	1,486	1,498
TreeHouse Foods, Inc. 4.000% due 09/01/2028 (h)	2,185	2,130
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	2,410	2,573
TriNet Group, Inc. 3.500% due 03/01/2029	1,057	990
Trivium Packaging Finance BV
8.250% due 07/15/2030	1,975	2,109
12.250% due 01/15/2031	575	623
Tronox, Inc.
4.625% due 03/15/2029	419	274
9.125% due 09/30/2030 (h)	950	931

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Tutor Perini Corp. 11.875% due 04/30/2029	775	869
Twilio, Inc. 3.625% due 03/15/2029	1,598	1,525
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	3,115	3,194
U.S. Foods, Inc. 6.875% due 09/15/2028	1,700	1,754
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	285
Under Armour, Inc. 3.250% due 06/15/2026	1,862	1,843
Unisys Corp. 10.625% due 01/15/2031	1,388	1,480
United Airlines, Inc. 4.375% due 04/15/2026	750	750
United Rentals North America, Inc.
3.875% due 11/15/2027	323	318
4.000% due 07/15/2030	148	142
4.875% due 01/15/2028	1,904	1,900
5.500% due 05/15/2027	691	692
Univision Communications, Inc.
4.500% due 05/01/2029	1,650	1,558
7.375% due 06/30/2030	2,711	2,726
8.000% due 08/15/2028	3,326	3,449
USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	1,650	1,657
6.875% due 09/01/2027	1,551	1,552
7.125% due 03/15/2029	1,181	1,219
Valaris Ltd. 8.375% due 04/30/2030	3,196	3,319
Velocity Vehicle Group LLC 8.000% due 06/01/2029	2,163	2,171
Venture Global LNG, Inc.
7.000% due 01/15/2030 (h)	4,309	4,462
8.125% due 06/01/2028	5,379	5,571
9.500% due 02/01/2029	6,603	7,281
9.875% due 02/01/2032	1,600	1,743
Venture Global Plaquemines LNG LLC 6.750% due 01/15/2036	404	429
Vertiv Group Corp. 4.125% due 11/15/2028	1,822	1,781
VF Corp.
2.800% due 04/23/2027	839	815
2.950% due 04/23/2030	1,071	945
Viasat, Inc. 5.625% due 04/15/2027	571	569
Viavi Solutions, Inc. 3.750% due 10/01/2029	717	679
Victoria's Secret & Co. 4.625% due 07/15/2029	900	860
Viking Cruises Ltd.
5.875% due 09/15/2027	1,446	1,448
9.125% due 07/15/2031	1,199	1,288
Virgin Media Finance PLC 5.000% due 07/15/2030	2,756	2,562
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	3,707	3,668
Virgin Media Vendor Financing Notes IV DAC 5.000% due 07/15/2028	1,120	1,098
Viridien 10.000% due 10/15/2030	700	720
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	1,785	1,741
7.875% due 05/01/2027 (h)	2,253	2,290
9.500% due 06/01/2028 (h)	2,684	2,797
Vital Energy, Inc. 7.875% due 04/15/2032 (h)	456	443
Vnom Sub, Inc. 5.375% due 11/01/2027	100	100
VOC Escrow Ltd. 5.000% due 02/15/2028	2,434	2,429
VZ Secured Financing BV 5.000% due 01/15/2032	1,666	1,508
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	2,800	2,764
4.054% due 03/15/2029	697	673
4.279% due 03/15/2032	1,000	918
Wayfair LLC 7.250% due 10/31/2029	2,073	2,143
WBI Operating LLC 6.250% due 10/15/2030 (a)	1,875	1,877
Weatherford International Ltd.
6.750% due 10/15/2033 (a)	3,400	3,405

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

8.625% due 04/30/2030	1,920	1,964
WESCO Distribution, Inc.
6.375% due 03/15/2029	1,212	1,249
7.250% due 06/15/2028	304	308
Western Digital Corp. 4.750% due 02/15/2026	1,194	1,195
Whirlpool Corp. 6.125% due 06/15/2030	675	681
White Cap Buyer LLC 6.875% due 10/15/2028 (h)	2,631	2,626
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	2,335	2,365
Williams Scotsman, Inc. 4.625% due 08/15/2028	530	522
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031	2,288	2,372
Wolverine World Wide, Inc. 4.000% due 08/15/2029	3,324	3,046
WR Grace Holdings LLC
4.875% due 06/15/2027	1,643	1,635
5.625% due 08/15/2029	2,979	2,771
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	2,348	2,294
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027	2,150	2,149
Xerox Corp. 13.500% due 04/15/2031	700	678
Xerox Holdings Corp. 5.500% due 08/15/2028	3,697	2,181
XPLR Infrastructure Operating Partners LP
3.875% due 10/15/2026	1,646	1,624
7.250% due 01/15/2029 (h)	1,866	1,917
8.375% due 01/15/2031 (h)	1,375	1,442
Zayo Group Holdings, Inc.
9.250% due 03/09/2030	3,742	3,588
13.750% due 09/09/2030	1,748	1,659
ZF North America Capital, Inc.
6.750% due 04/23/2030	1,625	1,587
6.875% due 04/14/2028	3,298	3,346
7.125% due 04/14/2030	1,275	1,264
Ziff Davis, Inc. 4.625% due 10/15/2030	800	755
Ziggo Bond Co. BV 5.125% due 02/28/2030	1,338	1,214
Ziggo BV 4.875% due 01/15/2030	2,363	2,232
ZipRecruiter, Inc. 5.000% due 01/15/2030	484	390
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029	2,860	2,714

		1,097,561

UTILITIES 4.3%
AES Corp. 7.600% due 01/15/2055 •	1,717	1,782
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029	1,593	1,663
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% due 06/01/2028	244	251
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750% due 01/15/2028	1,100	1,099
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/2028	1,108	1,110
6.875% due 04/01/2027	293	293
Calpine Corp.
4.500% due 02/15/2028	2,150	2,142
5.125% due 03/15/2028	1,590	1,592
Clearway Energy Operating LLC 4.750% due 03/15/2028	2,072	2,049
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	1,166	1,213
Edison International
5.750% due 06/15/2027	1,344	1,360
6.250% due 03/15/2030	293	305
7.875% due 06/15/2054 •	980	1,000
8.125% due 06/15/2053 •(h)	900	921
Emera, Inc. 6.750% due 06/15/2076 •	1,315	1,323
EUSHI Finance, Inc. 7.625% due 12/15/2054 •	2,502	2,628
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/2028	2,146	2,163
8.250% due 01/15/2029	1,247	1,301

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Hilcorp Energy I LP/Hilcorp Finance Co. 6.250% due 11/01/2028	1,493	1,498
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029	911	862
Lumen Technologies, Inc.
4.125% due 04/15/2029	609	600
4.125% due 04/15/2030	344	339
10.000% due 10/15/2032	440	446
Maya SAS/Paris France 7.000% due 10/15/2028	793	806
Millicom International Cellular SA 5.125% due 01/15/2028	470	469
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% due 02/15/2029	1,555	1,596
NRG Energy, Inc.
5.250% due 06/15/2029	641	639
5.750% due 01/15/2028	770	772
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/2028	2,312	2,255
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028	4,191	4,169
7.875% due 09/15/2030	1,353	1,337
PG&E Corp.
5.000% due 07/01/2028	1,499	1,486
7.375% due 03/15/2055 •	2,900	2,984
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500% due 01/15/2028	2,841	2,829
6.000% due 12/31/2030	125	124
TerraForm Power Operating LLC
4.750% due 01/15/2030	2,074	2,006
5.000% due 01/31/2028	3,043	3,023
Transocean Poseidon Ltd. 6.875% due 02/01/2027	945	947
Veon Midco BV 3.375% due 11/25/2027	3,225	3,030
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,260	1,257
5.500% due 09/01/2026	1,295	1,295
5.625% due 02/15/2027	1,955	1,959
Vodafone Group PLC 7.000% due 04/04/2079 •	2,234	2,363

		63,286

Total Corporate Bonds & Notes (Cost $1,360,955)		1,381,505

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
SES SA «(d)	75,928	903

FINANCIALS 0.0%
Bruin Blocker LLC «(d)(j)	182,994	0
Intelsat SA «(d)(h)(j)	90,881	0

		0

HEALTH CARE 0.1%
AmSurg Corp. «(d)(j)	21,155	955

INDUSTRIALS 0.0%
Incora New Equity «(d)(j)	17,294	694
Spirit Aviation Holdings, Inc. (d)	70,218	27

		721

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(d)(j)	22,812	6

Total Common Stocks (Cost $8,129)		2,585

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	79,807	30

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Total Warrants (Cost $983)		30

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Clover Holdings, Inc. 0.000% «(j)	2,459	48

Total Preferred Securities (Cost $37)		48

SHORT-TERM INSTRUMENTS 4.5%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (i)	3,311,026	3,311

		3,311

REPURCHASE AGREEMENTS (k) 4.3%		62,800

Total Short-Term Instruments (Cost $66,111)		62,800

Total Investments in Securities (Cost $1,457,530)		1,471,850

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
MUTUAL FUNDS 3.6%
PIMCO Government Money Market Fund 4.290% (g)(h)(i)	52,878,341	52,878

Total Short-Term Instruments (Cost $56,190)		56,189

Total Investments in Affiliates (Cost $52,878)		52,878

Total Investments 103.3% (Cost $1,510,408)		$1,524,728
Financial Derivative Instruments (l)(m) 0.0%(Cost or Premiums, net $(285))		35
Other Assets and Liabilities, net (3.3)%		(48,662)

Net Assets 100.0%		$1,476,101

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Securities with an aggregate market value of $51,424 were out on loan in exchange for $53,450 of cash collateral as of September 30, 2025.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$884	$955	0.06%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Clover Holdings, Inc.	12/09/2024	37	48	0.00
Incora New Equity	01/31/2025	840	694	0.05
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 08/01/2025	382	619	0.04
Intelsat SA	10/02/2018 - 07/03/2023	3,726	0	0.00
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	6	0.00

$7,503	$2,322	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025	$62,800	U.S. Treasury Notes 1.250% - 4.500% due 12/31/2026 - 03/31/2029	$(64,128)	$62,800	$62,807

Total Repurchase Agreements	$(64,128)	$62,800	$62,807

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2027	143	$34,642	$323	$11	$0
3-Month SOFR Active Contract March Futures	06/2027	143	34,647	322	9	0
U.S. Treasury 5-Year Note December Futures	12/2025	519	56,672	95	20	0

Total Futures Contracts	$740	$40	$0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Carnival Corp.	1.000%	Quarterly	12/20/2027	0.506%	$1,000	$(100)	$111	$11	$0	$0
Carnival Corp.	1.000	Quarterly	06/20/2029	0.817	1,300	(75)	84	9	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.563	3,200	456	(31)	425	1	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	2.918	600	(89)	55	(34)	0	0

$192	$219	$411	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,800	$180	$(50)	$130	$4	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	588	14	29	43	1	0

$194	$(21)	$173	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$31,000	$(334)	$430	$96	$0	$(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	8,675	(337)	237	(100)	0	(3)

$(671)	$667	$(4)	$0	$(11)

Total Swap Agreements	$(285)	$865	$580	$6	$(11)

Cash of $8,755 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Petroleos Mexicanos «	3.750%	Monthly	12/24/2025	—◆	$50	$0	$0	$0	$0

Total Swap Agreements	$0	$0	$0	$0

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,790	$4,781	$21,571
Corporate Bonds & Notes
Banking & Finance	4,454	216,204	0	220,658
Industrials	5,677	1,087,724	4,160	1,097,561
Utilities	0	63,286	0	63,286
Common Stocks
Communication Services	0	0	903	903
Health Care	0	0	955	955
Industrials	27	0	694	721
Information Technology	0	0	6	6
Warrants
Industrials	0	30	0	30
Preferred Securities
Industrials	0	0	48	48
Short-Term Instruments
Mutual Funds	0	3,311	0	3,311
Repurchase Agreements	0	62,800	0	62,800

	$10,158	$1,450,145	$11,547	$1,471,850

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	52,878	0	0	52,878

Total Investments	$63,036	$1,450,145	$11,547	$1,524,728

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$46	$0	$46

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(11)	$0	$(11)

Total Financial Derivative Instruments	$0	$35	$0	$35

Totals	$63,036	$1,450,180	$11,547	$1,524,763

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$19,382	$19,706
2.500% due 01/15/2029	16,263	16,998
3.625% due 04/15/2028	5,416	5,764
3.875% due 04/15/2029	5,329	5,828
0.125% due 07/15/2026	1,040	1,037
0.125% due 10/15/2026	22,514	22,392
0.125% due 04/15/2027	22,681	22,371
0.125% due 01/15/2030	26,166	24,989
0.125% due 07/15/2030	12,627	12,009
0.125% due 01/15/2032	2,429	2,237
0.250% due 07/15/2029	16,369	15,884
0.375% due 01/15/2027	31,657	31,418
0.375% due 07/15/2027	26,724	26,548
0.500% due 01/15/2028	34,616	34,222
0.625% due 07/15/2032	2,908	2,754
0.750% due 07/15/2028	16,543	16,470
0.875% due 01/15/2029	20,548	20,397
1.250% due 04/15/2028	21,334	21,420
1.625% due 10/15/2027	17,515	17,800
1.625% due 10/15/2029	25,231	25,738
1.625% due 04/15/2030	61,384	62,345
1.875% due 07/15/2034	43	44
2.125% due 04/15/2029	25,327	26,149
2.375% due 10/15/2028	13,758	14,333

Total U.S. Treasury Obligations (Cost $447,252)		448,853

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	61,918	62

Total Short-Term Instruments (Cost $62)		62

Total Investments in Securities (Cost $447,314)		448,915

Total Investments 99.6% (Cost $447,314)		$448,915
Other Assets and Liabilities, net 0.4%		1,775

Net Assets 100.0%		$450,690

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$448,853	$0	$448,853
Short-Term Instruments
Mutual Funds	0	62	0	62

Total Investments	$0	$448,915	$0	$448,915

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$45,877	$25,477
0.125% due 02/15/2052	44,210	23,988
0.250% due 02/15/2050	49,149	29,109
0.625% due 02/15/2043	78,146	59,413
0.750% due 02/15/2042	79,637	63,215
0.750% due 02/15/2045	82,036	61,234
0.875% due 02/15/2047	78,764	58,224
1.000% due 02/15/2046	83,356	64,342
1.000% due 02/15/2048	70,120	52,598
1.000% due 02/15/2049	57,286	42,314
1.375% due 02/15/2044	84,374	72,222
1.500% due 02/15/2053	27,314	21,883
2.125% due 02/15/2041	50,616	50,614
2.125% due 02/15/2054	48,046	44,398
2.375% due 02/15/2055	26,309	25,712

Total U.S. Treasury Obligations (Cost $938,535)		694,743

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	9,738	10

Total Short-Term Instruments (Cost $10)		10

Total Investments in Securities (Cost $938,545)		694,753

Total Investments 99.8% (Cost $938,545)		$694,753
Other Assets and Liabilities, net 0.2%		1,050

Net Assets 100.0%		$695,803

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$694,743	$0	$694,743
Short-Term Instruments
Mutual Funds	0	10	0	10

Total Investments	$0	$694,753	$0	$694,753

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury STRIPS (a)
0.000% due 11/15/2050	$289,702	$86,244
0.000% due 02/15/2051	330,336	97,138
0.000% due 05/15/2051	309,670	89,945
0.000% due 08/15/2051	296,413	85,169
0.000% due 11/15/2051	309,530	88,083
0.000% due 02/15/2052	328,472	92,325
0.000% due 05/15/2052	323,428	89,879
0.000% due 08/15/2052	360,537	99,046
0.000% due 11/15/2052	358,953	98,107
0.000% due 02/15/2053	369,017	99,638
0.000% due 05/15/2053	321,837	85,864
0.000% due 08/15/2053	395,470	104,732
0.000% due 11/15/2053	334,738	87,989
0.000% due 02/15/2054	240,083	62,264
0.000% due 05/15/2054	204,567	52,620
0.000% due 08/15/2054	305,578	77,609
0.000% due 11/15/2054	325,745	81,895
0.000% due 02/15/2055	367,411	91,366
0.000% due 05/15/2055	318,000	78,376
0.000% due 08/15/2055	322,500	78,600

Total U.S. Treasury Obligations (Cost $2,034,093)		1,726,889

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	135,891	136

Total Short-Term Instruments (Cost $136)		136

Total Investments in Securities (Cost $2,034,229)		1,727,025

Total Investments 99.7% (Cost $2,034,229)		$1,727,025
Other Assets and Liabilities, net 0.3%		4,958

Net Assets 100.0%		$1,731,983

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,726,889	$0	$1,726,889
Short-Term Instruments
Mutual Funds	0	136	0	136

Total Investments	$0	$1,727,025	$0	$1,727,025

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Airlines, Inc. 6.575% (TSFR3M + 2.250%) due 04/20/2028 ~	$2,399	$2,398
Avolon TLB Borrower 1 U.S. LLC 5.885% (TSFR1M + 1.750%) due 06/24/2030 ~	1,252	1,253
Castlelake LP 2.950% due 05/12/2031 «	4,274	4,085
Quikrete Holdings, Inc. 6.413% (TSFR1M + 2.250%) due 02/10/2032 ~	995	995
SkyMiles IP Ltd. 7.752% (TSFR3M + 3.750%) due 10/20/2027 ~	1,352	1,356

Total Loan Participations and Assignments (Cost $10,247)		10,087

CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 17.2%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~	250	250
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	7,934	7,797
3.000% due 10/29/2028	2,684	2,587
5.100% due 01/19/2029	2,700	2,766
Aircastle Ltd. 5.950% due 02/15/2029	5,000	5,219
Ally Financial, Inc.
6.184% due 07/26/2035 •	1,250	1,290
6.848% due 01/03/2030 •	3,100	3,281
American Assets Trust LP
3.375% due 02/01/2031	2,800	2,544
6.150% due 10/01/2034	3,950	4,022
American Homes 4 Rent LP 5.500% due 02/01/2034	1,700	1,756
American National Group, Inc. 5.750% due 10/01/2029	3,600	3,726
American Tower Corp.
3.650% due 03/15/2027	3,000	2,979
5.800% due 11/15/2028	1,600	1,671
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	5,900	5,805
Antares Holdings LP
3.750% due 07/15/2027	3,700	3,598
3.950% due 07/15/2026	1,000	994
6.350% due 10/23/2029	5,900	6,036
6.500% due 02/08/2029	1,000	1,023
7.950% due 08/11/2028	1,100	1,171
ARES Capital Corp. 5.875% due 03/01/2029	3,000	3,088
ARES Management Corp. 6.375% due 11/10/2028	6,000	6,348
ARES Strategic Income Fund 5.600% due 02/15/2030	5,000	5,051
Armor RE II Ltd. 12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~	250	267
Aspen Insurance Holdings Ltd. 5.750% due 07/01/2030	3,300	3,457
Assurant, Inc. 5.550% due 02/15/2036	1,700	1,724
Athene Global Funding
5.516% due 03/25/2027	2,000	2,037
5.684% due 02/23/2026	7,800	7,836
Aviation Capital Group LLC 6.750% due 10/25/2028	5,000	5,320
Avolon Holdings Funding Ltd.
4.950% due 10/15/2032	4,400	4,348
5.750% due 03/01/2029	3,000	3,107
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	6,000	6,201
Banco Santander SA
2.958% due 03/25/2031	2,200	2,039
6.033% due 01/17/2035	1,200	1,290
Bank of America Corp.
4.948% due 07/22/2028 •	4,000	4,058

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.202% due 04/25/2029 •	8,400	8,612
5.288% due 04/25/2034 •	9,600	9,935
5.511% due 01/24/2036 •	2,500	2,614
5.872% due 09/15/2034 •	17,500	18,760
Barclays PLC
5.690% due 03/12/2030 •	7,500	7,794
7.385% due 11/02/2028 •	7,000	7,425
7.437% due 11/02/2033 •	5,000	5,739
BGC Group, Inc.
6.150% due 04/02/2030	5,987	6,142
6.600% due 06/10/2029	2,800	2,913
Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(k)	3,800	3,776
5.960% due 04/30/2032 «(k)	4,000	4,083
Blue Owl Capital Corp. 5.950% due 03/15/2029	2,000	2,039
Blue Owl Finance LLC
4.375% due 02/15/2032	2,000	1,914
6.250% due 04/18/2034	1,100	1,154
Blue Ridge Re Ltd.
9.154% (FHMMUSTF + 5.250%) due 01/08/2031 ~	2,000	2,073
11.980% (FHMMUSTF + 7.990%) due 01/08/2031 ~	2,000	2,120
BNP Paribas SA
2.591% due 01/20/2028 •	7,500	7,339
4.625% due 02/25/2031 •(g)(i)	2,000	1,829
5.786% due 01/13/2033 •	6,600	6,932
Boston Properties LP
2.450% due 10/01/2033	4,700	3,848
2.550% due 04/01/2032	4,400	3,806
BPCE SA
5.716% due 01/18/2030 •	5,000	5,173
5.975% due 01/18/2027 •	4,000	4,015
Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	295
8.300% due 03/15/2028	100	106
Brixmor Operating Partnership LP 4.050% due 07/01/2030	2,000	1,959
Broadstone Net Lease LLC 5.000% due 11/01/2032	2,300	2,287
Brookfield Finance, Inc. 6.350% due 01/05/2034	5,500	6,013
CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,980
6.037% due 06/15/2035 •	800	851
Cantor Fitzgerald LP 7.200% due 12/12/2028	6,500	6,947
Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~	1,500	1,577
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~	2,100	2,194
Capital One Financial Corp.
7.149% due 10/29/2027 •	2,000	2,060
7.964% due 11/02/2034 •	2,000	2,366
Citadel Finance LLC 5.900% due 02/10/2030	5,500	5,582
Citadel LP 6.375% due 01/23/2032	4,000	4,236
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030	2,500	2,567
Citigroup, Inc.
2.976% due 11/05/2030 •	4,700	4,450
3.785% due 03/17/2033 •	4,500	4,277
4.075% due 04/23/2029 •	3,000	2,993
6.270% due 11/17/2033 •	7,000	7,642
CNO Global Funding 4.950% due 09/09/2029	3,700	3,776
Corebridge Financial, Inc. 5.750% due 01/15/2034	2,000	2,105
Corp0hrg0 5.330% due 06/07/2035 «(k)	700	726
Cousins Properties LP 5.250% due 07/15/2030	3,200	3,278
Credit Agricole SA 5.862% due 01/09/2036 •	4,000	4,207
Credit Suisse AG AT1 Claim	8,900	1,157
Crown Castle, Inc. 5.800% due 03/01/2034	8,100	8,528
Deloitte LLP
5.410% due 01/30/2032 «(k)	1,200	1,233
5.590% due 01/30/2035 «(k)	1,100	1,127
5.690% due 01/30/2037 «(k)	500	511
5.790% due 01/30/2040 «(k)	900	916
5.970% due 01/30/2045 «(k)	900	905
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,402
2.552% due 01/07/2028 •	6,500	6,359
5.706% due 02/08/2028 •	1,500	1,527

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.720% due 01/18/2029 •	2,500	2,627
6.819% due 11/20/2029 •	1,500	1,605
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,953
Equitable Holdings, Inc. 5.594% due 01/11/2033	1,000	1,053
Essex Portfolio LP 5.500% due 04/01/2034	1,500	1,559
Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,545
5.900% due 01/15/2031	2,100	2,234
F&G Global Funding 5.875% due 01/16/2030	4,000	4,160
Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	2,080
5.750% due 05/20/2035	7,750	8,041
6.350% due 03/22/2054	2,000	2,116
Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,688
7.000% due 10/15/2064 •	1,900	1,981
Fidelity National Financial, Inc.
2.450% due 03/15/2031	2,793	2,476
3.400% due 06/15/2030	1,800	1,711
First American Financial Corp.
2.400% due 08/15/2031	1,500	1,305
4.000% due 05/15/2030	1,000	967
5.450% due 09/30/2034	1,300	1,305
Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,993
5.800% due 03/08/2029	4,400	4,466
6.050% due 03/05/2031	5,000	5,117
6.798% due 11/07/2028	7,300	7,624
6.950% due 03/06/2026	1,500	1,512
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032	6,100	6,399
FS KKR Capital Corp.
3.400% due 01/15/2026	1,900	1,892
6.875% due 08/15/2029	3,800	3,894
7.875% due 01/15/2029	3,500	3,678
GA Global Funding Trust
4.500% due 09/18/2030	4,300	4,268
5.500% due 01/08/2029	3,000	3,106
5.900% due 01/13/2035	6,100	6,340
Global Atlantic Fin Co. 4.400% due 10/15/2029	3,000	2,956
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,500	1,351
5.250% due 02/15/2033	2,100	2,105
5.300% due 01/15/2029	600	611
5.625% due 09/15/2034	1,500	1,519
6.250% due 09/15/2054	2,000	2,016
6.750% due 12/01/2033	1,500	1,626
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	10,000	9,176
4.482% due 08/23/2028 •	10,000	10,065
5.330% due 07/23/2035 •	4,700	4,840
5.536% due 01/28/2036 •	13,000	13,576
5.851% due 04/25/2035 •	4,000	4,263
6.026% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,053
Golub Capital BDC, Inc. 6.000% due 07/15/2029	6,000	6,133
Golub Capital Private Credit Fund
0.000% due 08/15/2028	4,000	4,022
5.875% due 05/01/2030	2,000	2,036
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	1,500	1,493
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~	400	400
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034	2,500	2,546
Hanover Insurance Group, Inc. 5.500% due 09/01/2035	2,100	2,127
Hardwood Funding LLC 5.160% due 06/07/2032 «(k)	1,500	1,545
Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,781
5.500% due 04/15/2035	4,850	4,886
HPS Corporate Lending Fund 4.900% due 09/11/2028	4,800	4,776
HSBC Holdings PLC
4.755% due 06/09/2028 •	2,500	2,522
5.402% due 08/11/2033 •	4,200	4,360
5.546% due 03/04/2030 •	4,000	4,151
5.719% due 03/04/2035 •	7,100	7,494
6.254% due 03/09/2034 •	10,000	10,894

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

ING Groep NV
3.875% due 05/16/2027 •(g)(i)		600	577
4.250% due 05/16/2031 •(g)(i)		600	536
5.335% due 03/19/2030 •		10,000	10,323
Integrity Re Ltd. 21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		2,000	2,196
Invitation Homes Operating Partnership LP
4.875% due 02/01/2035		1,000	988
5.450% due 08/15/2030		5,000	5,204
Jackson National Life Global Funding
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~		15,000	15,069
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		3,100	3,113
Jane Street Group/JSG Finance, Inc. 7.125% due 04/30/2031		1,500	1,575
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		3,600	3,866
JPMorgan Chase & Co.
2.963% due 01/25/2033 •		2,500	2,288
4.565% due 06/14/2030 •		12,000	12,139
5.350% due 06/01/2034 •		17,500	18,240
5.572% due 04/22/2036 •		14,000	14,764
5.766% due 04/22/2035 •		9,000	9,593
KBC Group NV 6.324% due 09/21/2034 •		5,000	5,472
Kilroy Realty LP 3.050% due 02/15/2030		2,000	1,847
Kizuna RE III Pte. Ltd. 2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		603	618
KKR Financial Holdings LLC 5.400% due 05/23/2033		6,000	5,887
KKR Group Finance Co. XII LLC 4.850% due 05/17/2032		1,500	1,517
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		1,400	1,429
Lazard Group LLC
5.625% due 08/01/2035		3,000	3,053
6.000% due 03/15/2031		1,500	1,586
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		4,000	3,930
4.300% due 02/01/2061		4,800	3,027
Lineage OP LP 5.250% due 07/15/2030		2,200	2,231
Lloyds Banking Group PLC
4.976% due 08/11/2033 •(m)		8,500	8,623
5.871% due 03/06/2029 •		5,000	5,189
Low Income Investment Fund 3.711% due 07/01/2029		2,500	2,407
LPL Holdings, Inc.
5.150% due 06/15/2030		4,200	4,277
5.750% due 06/15/2035		900	924
6.750% due 11/17/2028		5,000	5,339
Lseg U.S. Fin Corp. 5.297% due 03/28/2034		1,500	1,553
Luca RE Ltd. 11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		700	700
LXP Industrial Trust 2.375% due 10/01/2031		5,800	5,039
Main Street Capital Corp. 6.950% due 03/01/2029		3,100	3,254
Maple Grove Funding Trust I 4.161% due 08/15/2051		5,500	3,878
Marex Group PLC 5.829% due 05/08/2028		4,000	4,059
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		3,250	2,959
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029		1,500	1,445
5.354% due 09/13/2028 •		2,500	2,556
MMcapS Funding XVIII Ltd. 4.550% (US0003M + 0.290%) due 12/26/2039 ~		507	489
MMIFS Re Ltd. 5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181
Morgan Stanley
0.000% due 04/02/2032 þ(k)		$9,000	6,502
2.511% due 10/20/2032 •		1,700	1,517
3.622% due 04/01/2031 •		3,000	2,912
5.164% due 04/20/2029 •		2,000	2,048
5.173% due 01/16/2030 •		3,000	3,084
5.664% due 04/17/2036 •		15,000	15,833
6.296% due 10/18/2028 •		19,500	20,323
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032		1,200	1,256
Nature Coast Re Ltd. 13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		300	314
NatWest Group PLC
4.600% due 06/28/2031 •(g)(i)		200	183

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.778% due 03/01/2035 •		8,700	9,178
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,341
5.300% due 09/13/2027		1,400	1,399
NMI Holdings, Inc. 6.000% due 08/15/2029		4,500	4,657
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,943
5.842% due 01/18/2028		1,500	1,551
6.070% due 07/12/2028		3,100	3,244
Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)		5,000	4,658
6.625% due 03/26/2026 •(g)(i)		5,600	5,635
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,300	1,348
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		3,350	3,380
Orange Capital RE DAC 7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296
Pacific Life Insurance Co. 9.250% due 06/15/2039		$5,000	6,824
Palm RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		250	265
Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		600	622
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,395
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc. 4.599% (US0003M + 0.300%) due 03/22/2037 ~		1,498	1,408
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		4,400	4,544
Prudential Financial, Inc. 6.500% due 03/15/2054 •		2,800	3,000
Quercus Re DAC 10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	298
Realty Income Corp.
3.250% due 01/15/2031		$2,100	1,989
4.450% due 09/15/2026		700	702
5.125% due 04/15/2035		1,300	1,323
Sammons Financial Group Global Funding
5.064% due 09/02/2027 •		3,000	3,004
5.100% due 12/10/2029		1,500	1,544
Sammons Financial Group, Inc. 6.875% due 04/15/2034		7,590	8,365
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,857
6.499% due 03/09/2029 •		1,700	1,774
6.565% due 06/12/2029 •		3,000	3,146
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		2,300	2,105
6.534% due 01/10/2029 •		8,000	8,375
6.833% due 11/21/2026 •		3,000	3,009
SBL Holdings, Inc. 5.900% due 09/26/2028		4,000	4,018
Selective Insurance Group, Inc. 5.900% due 04/15/2035		2,500	2,599
Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	3,051
6.125% due 07/15/2030		1,000	1,034
Societe Generale SA 6.446% due 01/10/2029 •		3,300	3,438
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		8,000	8,205
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028		2,700	2,700
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,128
5.766% due 01/13/2033		3,000	3,207
Texas New Mexico PR 1st Mortgage
4.830% due 07/31/2030 «(k)		7,500	7,585
5.120% due 07/31/2032 «(k)		5,000	5,086
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		600	626
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	312
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255
Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,807
6.950% due 01/30/2044		300	298
UBS AG 5.000% due 07/09/2027		3,500	3,560
UBS Group AG
6.301% due 09/22/2034 •		15,500	16,929
9.016% due 11/15/2033 •		2,100	2,632
Ursa Re Ltd. 11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,000	1,009
Ventas Realty LP 5.000% due 01/15/2035		2,500	2,503

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Veraison Re Ltd. 8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253
VICI Properties LP
5.750% due 04/01/2034		1,000	1,040
6.125% due 04/01/2054		1,000	1,015
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		100	99
4.125% due 08/15/2030		500	483
5.750% due 02/01/2027		280	284
Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251
Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	947
4.897% due 07/25/2033 •		21,000	21,344
5.557% due 07/25/2034 •		17,000	17,863
5.605% due 04/23/2036 •		6,000	6,299
Windmill III Re DAC 7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297
Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$250	260
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		4,000	4,321

			1,026,957

INDUSTRIALS 5.7%
Air Canada 3.875% due 08/15/2026		1,000	992
Air Canada Pass-Through Trust
3.300% due 07/15/2031		577	548
5.250% due 10/01/2030		1,416	1,450
American Airlines Pass-Through Trust
3.375% due 11/01/2028		6,768	6,662
3.700% due 04/01/2028		1,428	1,420
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		225	225
5.750% due 04/20/2029		1,400	1,406
Amrize Finance U.S. LLC 4.950% due 04/07/2030		2,000	2,045
Ashtead Capital, Inc. 5.800% due 04/15/2034		3,000	3,146
Bacardi Ltd. 5.150% due 05/15/2038		1,200	1,134
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		15,402	15,350
Bayer U.S. Finance LLC
6.375% due 11/21/2030		1,000	1,069
6.500% due 11/21/2033		2,450	2,644
6.875% due 11/21/2053		1,500	1,634
Beignet 6.850% due 06/01/2049 «(c)		59,000	59,000
Boeing Co.
3.625% due 02/01/2031		3,000	2,875
6.259% due 05/01/2027		1,300	1,338
6.298% due 05/01/2029		1,700	1,805
6.388% due 05/01/2031		1,300	1,417
6.528% due 05/01/2034		1,100	1,217
6.858% due 05/01/2054		1,800	2,055
7.008% due 05/01/2064		1,000	1,158
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		1,700	1,774
Broadcom, Inc.
2.450% due 02/15/2031		10,000	9,098
4.000% due 04/15/2029		2,000	1,991
4.150% due 04/15/2032		2,000	1,962
4.926% due 05/15/2037		2,000	1,996
CDW LLC/CDW Finance Corp. 5.550% due 08/22/2034		2,600	2,667
Centene Corp. 3.000% due 10/15/2030		1,500	1,341
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/2031		2,100	1,895
6.384% due 10/23/2035		2,000	2,096
Cheniere Energy Partners LP 3.250% due 01/31/2032		2,000	1,823
Cheniere Energy, Inc. 5.650% due 04/15/2034		3,000	3,094
Choice Hotels International, Inc.
3.700% due 01/15/2031		2,000	1,873
5.850% due 08/01/2034		3,500	3,582
Dell International LLC/EMC Corp.
5.300% due 10/01/2029		4,400	4,545
5.750% due 02/01/2033		1,500	1,587
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		981	940

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Delta Air Lines, Inc. 3.750% due 10/28/2029	3,400	3,306
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/2025	250	250
4.750% due 10/20/2028	2,000	2,012
Diamondback Energy, Inc. 5.550% due 04/01/2035	2,700	2,773
El Paso Natural Gas Co. LLC 3.500% due 02/15/2032	1,500	1,388
Enbridge, Inc. 6.200% due 11/15/2030	2,150	2,321
Energy Transfer LP
5.250% due 07/01/2029	11,500	11,838
5.550% due 02/15/2028	2,500	2,574
5.700% due 04/01/2035	1,100	1,136
6.000% due 06/15/2048	5,000	4,931
Eni SpA 5.750% due 05/19/2035	2,500	2,605
Essent Group Ltd. 6.250% due 07/01/2029	2,200	2,306
Expedia Group, Inc. 3.250% due 02/15/2030	2,200	2,103
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,000	1,008
Flex Intermediate Holdco LLC 4.317% due 12/30/2039	2,700	2,248
Flex Ltd. 5.250% due 01/15/2032	2,100	2,154
GE Capital Funding LLC 4.550% due 05/15/2032	1,500	1,518
Global Payments, Inc. 5.400% due 08/15/2032	5,100	5,220
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,417
6.103% due 08/23/2042	1,400	1,474
HCA, Inc.
3.625% due 03/15/2032	3,000	2,815
5.250% due 03/01/2030	1,600	1,652
5.500% due 03/01/2032	3,300	3,440
5.500% due 06/01/2033	2,200	2,286
5.750% due 03/01/2035	1,000	1,046
Imperial Brands Finance PLC 6.125% due 07/27/2027	3,000	3,097
Kraft Heinz Foods Co. 4.375% due 06/01/2046	4,000	3,331
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,092
Mars, Inc.
5.000% due 03/01/2032	2,500	2,559
5.200% due 03/01/2035	2,500	2,557
Micron Technology, Inc. 5.375% due 04/15/2028	1,900	1,960
MPLX LP 5.000% due 03/01/2033	2,100	2,101
MSCI, Inc. 3.875% due 02/15/2031	100	96
National Football League
4.780% due 10/05/2030 «(k)	4,500	4,527
5.250% due 10/05/2034 «(k)	3,000	3,076
5.420% due 10/05/2037 «(k)	600	618
National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,516
5.500% due 03/15/2030	2,100	2,172
NetApp, Inc.
5.500% due 03/17/2032	1,000	1,041
5.700% due 03/17/2035	1,600	1,673
NFL Football Club Term Notes
5.250% due 10/05/2034 «(k)	2,500	2,528
5.420% due 10/05/2037 «(k)	1,500	1,520
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,455
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.000% due 01/15/2033	900	912
Oracle Corp. 4.900% due 02/06/2033	1,000	1,009
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,247
Petroleos Mexicanos
6.700% due 02/16/2032	4,600	4,561
Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,869
5.250% due 08/09/2034	3,100	3,180
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,244
6.750% due 03/01/2033	300	312

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Smith & Nephew PLC 5.400% due 03/20/2034	7,000	7,231
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	3,700	3,722
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	480	448
4.100% due 10/01/2029	638	606
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	2,242
Targa Resources Corp.
5.500% due 02/15/2035	1,150	1,171
6.125% due 03/15/2033	3,000	3,192
Time Warner Cable LLC
6.550% due 05/01/2037	600	624
7.300% due 07/01/2038	2,500	2,733
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	1,137	1,120
United Airlines Pass-Through Trust
2.700% due 11/01/2033	303	278
3.100% due 01/07/2030	809	783
3.450% due 01/07/2030	2,427	2,332
4.550% due 02/25/2033	1,716	1,653
5.450% due 08/15/2038	1,931	1,993
5.875% due 04/15/2029	1,033	1,062
Vale Overseas Ltd. 6.400% due 06/28/2054	4,000	4,116
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	6,100	5,762
Venture Global LNG, Inc. 7.000% due 01/15/2030	5,600	5,799
Viper Energy Partners LLC 4.900% due 08/01/2030	1,600	1,613
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032	3,400	3,576
VMware LLC 2.200% due 08/15/2031	2,000	1,765
Western Midstream Operating LP 5.450% due 11/15/2034	1,700	1,703
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,174
5.611% due 03/11/2034	2,000	2,104
Woodside Finance Ltd. 5.700% due 05/19/2032	4,700	4,883

		340,613

UTILITIES 2.1%
AES Corp. 5.800% due 03/15/2032	8,000	8,287
Capital Power U.S. Holdings, Inc. 5.257% due 06/01/2028	1,700	1,733
Edison International 5.750% due 06/15/2027	1,750	1,771
Electricite de France SA
5.950% due 04/22/2034	4,000	4,266
6.000% due 04/22/2064	4,000	3,959
Enel Finance International NV 7.500% due 10/14/2032	2,000	2,307
Eversource Energy 5.950% due 02/01/2029	4,400	4,611
NGPL PipeCo LLC 3.250% due 07/15/2031	1,500	1,359
NiSource, Inc. 1.700% due 02/15/2031	6,100	5,301
Oncor Electric Delivery Co. LLC 5.150% due 05/01/2029 «~(k)	12,000	12,293
ONEOK, Inc. 6.050% due 09/01/2033	6,000	6,365
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,139
4.950% due 07/01/2050	6,700	5,756
5.550% due 05/15/2029	3,000	3,089
5.800% due 05/15/2034	3,000	3,110
5.900% due 06/15/2032	1,500	1,569
6.000% due 08/15/2035	3,200	3,352
6.150% due 01/15/2033	2,200	2,330
6.700% due 04/01/2053	2,200	2,355
6.950% due 03/15/2034	2,000	2,221
PacifiCorp 7.375% due 09/15/2055 •	5,500	5,799
PPL Capital Funding, Inc. 5.250% due 09/01/2034	2,000	2,047
Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,878
5.725% due 03/15/2035	1,500	1,550

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Sempra 6.375% due 04/01/2056 •	5,000	5,134
Southern California Edison Co.
4.000% due 04/01/2047	2,750	2,084
4.650% due 10/01/2043	150	128
6.000% due 01/15/2034	3,600	3,772
Southern California Gas Co. 2.550% due 02/01/2030	1,700	1,588
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,771
Verizon Communications, Inc.
2.850% due 09/03/2041	3,000	2,186
4.400% due 11/01/2034	4,500	4,343
4.780% due 02/15/2035	4,900	4,822
Vistra Operations Co. LLC 6.950% due 10/15/2033	5,000	5,580

		122,855

Total Corporate Bonds & Notes (Cost $1,447,490)		1,490,425

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
California State Public Works Board Revenue Bonds, (BABs), Series 2009 8.361% due 10/01/2034	5,000	5,946
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,811
3.714% due 06/01/2041	8,000	6,284

		15,041

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	4,857	5,298

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	8,000	7,990

MINNESOTA 0.2%
Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	5,515	5,637
5.532% due 01/01/2034	5,000	5,151

		10,788

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2025 6.291% due 02/01/2045	4,180	4,463
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	495

		4,958

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,377

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	3,355	3,062

Total Municipal Bonds & Notes (Cost $51,139)		50,514

U.S. GOVERNMENT AGENCIES 59.1%
Federal Home Loan Mortgage Corp.
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 10/01/2033 - 06/01/2049	2,955	2,738
4.000% due 09/01/2033 - 06/01/2049	5,676	5,488
4.500% due 02/01/2034 - 10/01/2053	6,562	6,467
5.000% due 01/01/2034 - 10/01/2053	234,640	233,644
5.500% due 03/01/2027 - 05/01/2054	333,284	336,857
6.000% due 12/01/2034 - 04/01/2055	459,995	473,420
6.355% due 07/01/2036 •	2	2
6.500% due 01/01/2037 - 12/01/2053	6,325	6,558
6.549% due 12/01/2031 •	22	22
Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	249	229
0.000% due 06/15/2042 •	50	25
0.000% due 11/15/2048 •(a)	15,438	539
0.463% due 12/15/2040 •(a)	811	57
0.543% due 05/15/2041 •	548	466

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

1.970% due 06/15/2040 ~(a)	5,078	451
5.000% due 05/15/2033 - 07/15/2041	106	108
5.250% due 04/15/2033	16	16
5.356% due 06/25/2055 •	12,512	12,584
5.500% due 08/15/2033	15	16
5.556% due 08/25/2055 •	65,294	65,642
7.324% due 05/15/2033 •	16	18
Federal National Mortgage Association
3.500% due 06/01/2045 - 07/01/2049	28,552	26,814
4.000% due 10/01/2025 - 09/01/2052	76,183	72,295
4.500% due 10/01/2035 - 06/01/2051	3,399	3,384
5.000% due 05/01/2034 - 06/01/2053	86,904	86,769
5.330% due 04/01/2032	1,176	1,235
5.500% due 12/01/2031 - 02/01/2055	381,195	384,977
5.800% due 12/01/2028 •	86	86
6.000% due 06/01/2037 - 04/01/2055	290,945	298,931
6.343% due 09/01/2034 •	17	18
6.405% due 11/01/2035 •	2	2
6.500% due 01/01/2036 - 02/01/2054	67,114	69,557
6.945% due 04/01/2036 •	3	3
7.000% due 04/01/2037 - 03/01/2038	36	38
7.500% due 10/01/2037	52	56
Federal National Mortgage Association Interest STRIPS 0.000% due 07/25/2031 (b)(d)	7	6
Federal National Mortgage Association REMICS
0.000% due 12/25/2032 - 02/25/2040 (b)(d)	48	42
0.741% due 05/25/2042 •	134	102
1.529% due 09/25/2042 •(a)	17,318	2,630
1.949% due 04/25/2040 •(a)	22	1
2.729% due 05/25/2036 •(a)	508	55
3.000% due 03/25/2033 - 02/25/2043	1	1
3.500% due 06/25/2042	394	376
4.500% due 11/25/2035 - 03/25/2041	144	142
5.556% due 08/25/2055 •	99,637	100,110
6.000% due 05/25/2031 - 07/25/2037	37	39
6.531% due 01/25/2036 •	54	55
Government National Mortgage Association
2.000% due 08/20/2030	424	409
3.000% due 08/20/2026 - 07/15/2029	4,230	4,192
3.500% due 10/20/2042 - 03/20/2047	6,918	6,375
4.000% due 09/20/2040 - 06/15/2047	11,123	10,629
4.500% due 08/20/2038 - 02/20/2047	1,192	1,174
5.000% due 03/20/2034 - 04/20/2040	246	247
5.500% due 11/20/2038	6	6
5.589% due 06/20/2055 •	49,645	49,952
6.000% due 08/20/2038 - 02/20/2039	45	45
6.500% due 12/20/2038	11	11
Government National Mortgage Association REMICS
3.500% due 12/20/2040	50	50
4.750% due 01/20/2035	53	53
5.500% due 04/16/2034 - 07/20/2037	17	18
Government National Mortgage Association, TBA
2.500% due 11/01/2055	95,000	81,807
3.000% due 10/01/2055 - 11/01/2055	132,000	117,856
3.500% due 10/01/2055 - 11/01/2055	102,800	93,729
6.000% due 10/01/2055	100,000	101,717
Tennessee Valley Authority 5.250% due 02/01/2055	10,000	9,990
Tennessee Valley Authority Principal STRIPS 0.000% due 06/15/2038 (d)	2,500	1,372
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	216,066	189,825
4.000% due 11/01/2055	85,000	80,101
4.500% due 11/01/2055 - 12/01/2055	441,700	428,242
5.000% due 11/01/2055	133,800	132,621
6.500% due 11/01/2055	16,300	16,856

Total U.S. Government Agencies (Cost $3,495,003)		3,520,350

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.375% due 02/15/2042 (o)(q)	150,000	111,202
3.125% due 08/15/2044	206,100	165,081
3.875% due 02/15/2043 (o)	318,300	288,982
4.750% due 05/15/2055 (m)	32,300	32,411
U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (o)	158,893	159,701
2.125% due 01/15/2035 (m)	83,320	85,803

Total U.S. Treasury Obligations (Cost $808,288)		843,180

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
AG Trust 6.166% due 07/15/2041 •	3,279	3,295
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	714	675

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

American Home Mortgage Investment Trust 4.632% due 12/25/2046 •	2,636	2,241
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ	10,000	9,982
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 ~	12,600	10,225
Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~	28,565	27,697
3.110% due 08/25/2052 «~	10,000	8,851
Banc of America Funding Trust 4.482% due 08/27/2036 ~	5,337	5,138
Bank 5.561% due 05/15/2068 ~	2,200	2,320
Bank5
5.769% due 06/15/2057	2,200	2,298
5.788% due 06/15/2057	4,300	4,485
BBCMS Mortgage Trust
4.314% due 12/15/2051	1,000	1,001
4.534% due 09/15/2058	7,000	7,025
BCAP LLC Trust 4.737% due 05/25/2047 •	1,328	1,234
Bear Stearns ALT-A Trust 4.912% due 04/25/2034 •	5	5
Benchmark Mortgage Trust
4.077% due 07/15/2051	4,175	4,137
6.841% due 11/15/2056 ~	6,700	7,121
BMO Mortgage Trust
5.057% due 10/15/2058 (c)	3,000	3,044
5.226% due 10/15/2058 (c)	2,500	2,584
5.462% due 02/15/2057	2,000	2,059
5.625% due 12/15/2057 ~	3,400	3,546
5.857% due 02/15/2057	2,000	2,096
BWAY Mortgage Trust 5.515% due 09/15/2036 •	5,000	4,848
BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	655	654
5.163% due 02/15/2039 •	2,867	2,866
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,553	3,230
3.250% due 09/25/2063 ~	2,578	2,339
3.375% due 04/25/2065 ~	5,007	4,547
5.656% due 06/25/2055 •	3,970	3,973
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,423	1,380
ChaseFlex Trust 6.500% due 02/25/2037	3,795	1,258
CHL Mortgage Pass-Through Trust
4.462% due 11/25/2037 ~	1,847	1,754
4.629% due 02/20/2036 ~	389	343
4.812% due 03/25/2035 •	43	41
4.936% due 03/20/2036 ~	420	392
CHL Reperforming Loan Trust REMICS 4.612% due 01/25/2036 •	631	599
CIM Trust 5.500% due 08/25/2064 ~	10,270	10,367
Citigroup Mortgage Loan Trust, Inc.
4.592% due 09/25/2036 •	349	332
5.072% due 08/25/2035 •	100	98
5.500% due 08/25/2034	874	885
COLT Mortgage Loan Trust 6.467% due 08/25/2067 þ	1,326	1,323
COMM Mortgage Trust
3.140% due 10/10/2036	2,340	2,207
5.565% due 12/15/2038 •	5,261	5,193
Countrywide Alternative Loan Trust
4.522% due 06/25/2037 •	465	393
4.632% due 05/25/2047 •	121	113
4.890% due 12/20/2035 •	2,526	2,407
5.500% due 07/25/2035	937	656
5.500% due 08/25/2035	256	219
5.500% due 12/25/2035	601	410
5.500% due 02/25/2036	1,165	928
5.750% due 05/25/2036	355	133
6.000% due 04/25/2037	2,414	2,026
6.250% due 08/25/2036	300	157
Credit Suisse First Boston Mortgage Securities Corp.
4.922% due 11/25/2031 •	24	13
5.071% due 11/25/2034 ~	13	12
CSMC Mortgage-Backed Trust
5.500% due 03/25/2037	669	310
6.421% due 10/25/2037 ~	2,720	1,580
CSMC Trust
3.869% due 02/25/2061 ~	1,392	1,386
3.952% due 09/25/2057 ~	1,000	950
4.136% due 12/27/2060 ~	1,694	1,688
4.209% due 07/27/2061 ~	2,474	2,465

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.665% due 07/15/2038 •	1,000	911
6.000% due 07/25/2037	306	265
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.752% due 01/25/2047 •	3,228	2,848
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	103	94
5.665% due 02/25/2036 ~	955	876
Ellington Financial Mortgage Trust 5.100% due 10/25/2070 þ	1,000	1,002
EQUS Mortgage Trust 5.170% due 10/15/2038 •	3,736	3,732
GS Mortgage Securities Corp. Trust 5.397% due 07/15/2035 •	1,298	882
GSMPS Mortgage Loan Trust 4.622% due 01/25/2036 •	1,571	1,272
GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~	5	4
4.668% due 01/25/2036 ~	766	714
6.000% due 03/25/2036	4,031	1,304
6.300% due 09/25/2034 ~	87	88
6.500% due 05/25/2036	536	205
HarborView Mortgage Loan Trust
4.628% due 01/19/2038 •	2,408	2,129
4.658% due 12/19/2036 •	1,995	1,581
4.788% due 03/19/2035 •	687	702
IndyMac INDX Mortgage Loan Trust 3.879% due 09/25/2036 ~	1,367	876
JP Morgan Alternative Loan Trust 5.533% due 12/25/2035 ~	377	256
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	2,061
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 ~	3,700	3,662
4.997% due 04/15/2037 •	1,953	1,926
5.439% due 07/05/2033 •	1,777	1,729
7.235% due 10/05/2040	2,000	2,119
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	4,581	4,503
5.204% due 07/25/2035 ~	9	9
5.244% due 02/25/2036 ~	568	394
6.000% due 08/25/2037	766	326
6.500% due 01/25/2036	4,906	2,471
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	9,039
Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ	1,582	1,583
5.750% due 07/25/2061 þ	972	973
5.892% due 10/25/2066 þ	1,288	1,289
Lehman XS Trust
4.632% due 12/25/2036 •	1,789	1,767
4.652% due 11/25/2046 •	2,249	2,006
5.153% due 11/25/2035 •	2	2
LUX 6.841% due 08/15/2040 •	3,200	3,242
MASTR Adjustable Rate Mortgages Trust
3.482% due 04/25/2034 ~	137	120
6.224% due 12/25/2035 •	2,442	2,408
Merrill Lynch Mortgage Investors Trust
4.832% due 07/25/2029 •	26	26
5.302% due 05/25/2029 ~	7	6
MFA Trust
1.014% due 01/26/2065 ~	936	891
1.324% due 01/26/2065 ~	255	244
1.381% due 04/25/2065 ~	1,173	1,149
1.632% due 01/26/2065 ~	491	469
1.638% due 04/25/2065 ~	485	475
6.775% due 10/25/2058 þ	959	971
MHC Commercial Mortgage Trust 5.065% due 04/15/2038 •	725	725
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,295	1,270
2.750% due 08/25/2059 ~	392	382
MKT Mortgage Trust 2.694% due 02/12/2040	5,000	4,446
Morgan Stanley Capital I Trust 3.912% due 09/09/2032	2,100	1,910
Morgan Stanley Mortgage Loan Trust 6.035% due 06/25/2036 ~	1,843	1,812
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	3,260	2,852
5.365% due 08/15/2038 •	835	804
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	5,717	5,801
NLT Trust 3.200% due 10/25/2062 ~	2,689	2,454

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust 4.772% due 06/25/2037 •	4,524	3,791
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,792	739
OBX Trust
6.120% due 11/25/2062 ~	4,239	4,237
6.129% due 12/25/2063 þ	4,798	4,859
6.567% due 06/25/2063 þ	2,354	2,373
7.159% due 10/25/2063 þ	2,315	2,356
One New York Plaza Trust 5.215% due 01/15/2036 •	6,100	6,005
OPEN Trust 7.239% due 11/15/2040 •	520	521
PRET Trust 4.000% due 03/25/2065 «þ	3,000	2,920
RALI Trust
6.000% due 06/25/2036	1,067	875
6.000% due 12/25/2036	868	728
6.500% due 07/25/2037	1,777	1,469
RBSGC Mortgage Loan Trust 4.652% due 12/25/2034 •	1,066	981
RCKT Mortgage Trust 5.582% due 12/25/2044 þ	3,012	3,046
Residential Asset Securitization Trust
4.822% due 08/25/2033 •	17	16
5.500% due 08/25/2034	1,043	1,011
RFMSI Trust 6.000% due 06/25/2036	366	314
Sequoia Mortgage Trust
4.950% due 07/20/2033 •	9	9
5.069% due 10/25/2055 ~	2,000	2,011
5.139% due 02/20/2035 •	231	222
SMRT Commercial Mortgage Trust 5.151% due 01/15/2039 •	2,350	2,348
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	520	491
1.439% due 11/25/2055 ~	259	247
1.593% due 11/25/2055 ~	334	320
Thornburg Mortgage Securities Trust
4.712% due 10/25/2046 •	628	597
5.583% due 06/25/2037 •	147	126
Towd Point Mortgage Trust
3.250% due 07/25/2058 ~	1,580	1,568
4.562% due 10/25/2064 ~	4,312	4,345
Verus Securitization Trust
1.824% due 11/25/2066 ~	2,206	2,046
6.443% due 08/25/2068 þ	2,825	2,850
6.665% due 09/25/2068 þ	4,286	4,339
6.876% due 11/25/2068 ~	2,092	2,126
WaMu Mortgage Pass-Through Certificates Trust
3.714% due 01/25/2037 ~	1,971	1,713
4.197% due 07/25/2037 ~	1,772	1,628
5.653% due 10/25/2046 •	836	794
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.118% due 10/25/2036 þ	6,970	2,339
4.792% due 12/25/2035 •	5,675	5,056
5.123% due 05/25/2046 •	325	288
Wells Fargo Commercial Mortgage Trust
5.575% due 09/15/2040 ~	1,000	1,008
5.693% due 10/15/2042 «•(c)	3,200	3,192
5.793% due 07/15/2037 •	2,800	2,811
Wells Fargo Mortgage-Backed Securities Trust
6.205% due 08/25/2036 ~	215	199
6.389% due 12/28/2037 ~	1,015	919
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	6,017
WSTN Trust 6.518% due 07/05/2037 ~	3,500	3,571

Total Non-Agency Mortgage-Backed Securities (Cost $368,849)		353,102

ASSET-BACKED SECURITIES 12.4%
AUTOMOBILE ABS OTHER 0.2%
Chesapeake Funding II LLC 5.142% due 05/15/2036 •	2,934	2,933
GLS Auto Receivables Issuer Trust 5.770% due 11/15/2028	3,000	3,030
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029	1,700	1,728

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.400% due 03/17/2031		1,700	1,758

			9,449

AUTOMOBILE SEQUENTIAL 0.5%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,076
6.020% due 02/20/2030		7,500	7,885
Carvana Auto Receivables Trust 5.900% due 08/10/2027		461	461
FHF Trust 6.570% due 06/15/2028		201	202
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	2,483	1,810
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036		$3,600	3,779
LAD Auto Receivables Trust 6.240% due 06/15/2028		5,000	5,058
Octane Receivables Trust 6.440% due 03/20/2029		491	494
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032		242	244
SCCU Auto Receivables Trust
5.700% due 10/16/2028		1,199	1,209
5.700% due 08/15/2029		600	616

			26,834

CMBS OTHER 0.9%
ACREC Ltd. 5.400% due 10/16/2036 •		645	645
ACRES LLC 5.755% due 08/18/2040 •		7,900	7,927
BDS LLC 5.415% due 10/21/2042 •		3,200	3,206
BSPRT Issuer Ltd.
5.585% due 12/15/2038 •		965	967
6.446% due 07/15/2039 •		1,137	1,140
BXMT Ltd. 6.157% due 11/15/2037 •		2,477	2,474
Greystone CRE Notes LLC 5.631% due 01/15/2043 •		7,350	7,369
KREF Ltd. 5.584% due 02/17/2039 •		781	783
LoanCore Issuer Ltd. 5.565% due 11/15/2038 •		853	854
MF1 LLC
5.456% due 02/18/2040 •		4,400	4,406
5.871% due 03/19/2039 •		2,500	2,512
MF1 Ltd.
5.484% due 02/19/2037 •		8,338	8,348
5.957% due 12/15/2035 •		1,078	1,080
PFP Ltd. 6.050% due 09/17/2039 •		4,135	4,145
Starwood Ltd. 5.450% due 04/18/2038 •		4,523	4,537
TRTX Issuer Ltd.
5.457% due 03/15/2038 •		1,228	1,229
5.793% due 02/15/2039 •		4,073	4,084

			55,706

HOME EQUITY OTHER 2.5%
ABFC Trust
4.552% due 10/25/2036 •		920	855
4.752% due 09/25/2036 •		3,448	3,419
ACE Securities Corp. Home Equity Loan Trust 4.772% due 10/25/2036 •		4,170	1,625
Aegis Asset-Backed Securities Trust 4.992% due 08/25/2035 •		39	38
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.826% due 06/25/2033 •		3,103	2,969
Argent Securities Trust 4.652% due 03/25/2036 •		3,079	2,859
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.732% due 01/25/2036 •		4,337	4,175
Asset-Backed Securities Corp. Home Equity Loan Trust
4.270% due 11/25/2035 •		1,045	1,058
5.082% due 06/25/2034 •		2,065	2,130
5.097% due 04/25/2034 •		574	609
7.490% due 08/15/2032 •		236	226
Bear Stearns Asset-Backed Securities I Trust
4.732% due 11/25/2036 •		3,200	3,124
5.247% due 12/25/2034 •		1,343	1,383
5.397% due 03/25/2035 •		102	102

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Bear Stearns Asset-Backed Securities Trust 5.185% due 03/25/2034 •	1,578	1,668
Carrington Mortgage Loan Trust
4.432% due 10/25/2036 •	2,155	1,658
4.532% due 02/25/2037 •	3,381	3,273
5.322% due 05/25/2035 •	2,827	2,751
CIT Mortgage Loan Trust 6.522% due 10/25/2037 •	3,404	3,447
Citigroup Mortgage Loan Trust, Inc.
4.532% due 03/25/2037 •	187	171
4.592% due 09/25/2036 •	1,001	774
4.947% due 10/25/2035 •	207	205
Countrywide Asset-Backed Certificates Trust
4.472% due 06/25/2047 •	6,595	5,862
4.552% due 06/25/2035 •	2,446	2,243
4.552% due 05/25/2037 •	2,217	2,122
4.712% due 09/25/2037 •	1,159	1,231
4.732% due 04/25/2047 •	6,014	5,472
EMC Mortgage Loan Trust 5.372% due 08/25/2040 •	939	949
Fremont Home Loan Trust
5.142% due 11/25/2034 •	4,837	4,378
5.322% due 11/25/2034 •	293	280
GSAA Trust 4.712% due 03/25/2047 •	2,660	898
GSAMP Trust 5.052% due 07/25/2045 •	518	521
Home Equity Mortgage Loan Asset-Backed Trust
4.512% due 11/25/2036 •	6,129	5,064
4.652% due 07/25/2037 •	7,299	2,883
JP Morgan Mortgage Acquisition Corp. 4.857% due 05/25/2035 •	744	738
JP Morgan Mortgage Acquisition Trust
3.908% due 07/25/2036 •	1,510	1,449
4.842% due 07/25/2036 •	1,100	1,089
Long Beach Mortgage Loan Trust
5.322% due 06/25/2035 •	3,211	3,161
5.422% due 09/25/2034 •	705	716
Merrill Lynch Mortgage Investors Trust 3.716% due 02/25/2037 þ	11,830	1,296
Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	66	29
4.402% due 01/25/2037 •	1,606	741
4.412% due 05/25/2037 •	95	87
4.422% due 10/25/2036 •	263	137
4.492% due 11/25/2036 •	2,604	1,245
4.772% due 07/25/2036 •	1,396	509
4.772% due 08/25/2036 •	12,362	6,210
4.932% due 11/25/2035 •	3,858	3,774
5.052% due 01/25/2035 •	65	66
5.187% due 07/25/2034 •	515	521
5.522% due 07/25/2037 •	6,420	5,649
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	2,628	862
New Century Home Equity Loan Trust 5.157% due 08/25/2034 •	546	586
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.037% due 05/25/2035 •	728	726
Option One Mortgage Loan Trust
4.452% due 04/25/2037 •	2,068	1,015
4.552% due 07/25/2036 •	1,810	1,086
RCKT Mortgage Trust
6.025% due 02/25/2044 ~	601	607
6.147% due 06/25/2044 þ	3,236	3,282
Renaissance Home Equity Loan Trust
5.032% due 11/25/2035 •	715	655
5.586% due 11/25/2036 þ	662	211
5.608% due 05/25/2036 þ	13,820	6,131
5.812% due 11/25/2036 þ	12,195	4,051
5.893% due 06/25/2037 þ	2,722	692
6.115% due 08/25/2036 þ	8,664	3,212
6.120% due 11/25/2036 þ	1,166	408
Residential Asset Mortgage Products Trust 4.782% due 03/25/2036 •	927	916
Residential Asset Securities Corporation Trust 4.492% due 02/25/2037 •	3,389	3,324
Saxon Asset Securities Trust
0.000% due 05/25/2035 •	595	493
4.579% due 03/25/2035 •	140	124
5.997% due 12/26/2034 •	1,773	1,436
6.022% due 12/25/2037 •	416	399
Securitized Asset-Backed Receivables LLC Trust 5.052% due 02/25/2034 •	1,702	1,777
Soundview Home Loan Trust 4.522% due 07/25/2037 •	3,077	2,548

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Structured Asset Investment Loan Trust
4.617% due 07/25/2036 •	4,307	2,498
4.902% due 11/25/2035 •	1,377	1,355
4.977% due 03/25/2034 •	1,361	1,429
5.772% due 11/25/2034 •	1,747	1,960
Structured Asset Securities Corp. Mortgage Loan Trust 5.307% due 07/25/2035 •	2,915	2,989
Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	3,741	3,768
6.125% due 02/25/2064 ~	615	622
WaMu Asset-Backed Certificates WaMu Trust 4.497% due 05/25/2037 •	1,595	1,508
Wells Fargo Home Equity Asset-Backed Securities Trust
5.022% due 12/25/2035 •	1,120	1,119
6.822% due 04/25/2035 •	131	134
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.872% due 04/25/2034 •	50	50

		149,812

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust 4.592% due 01/25/2037 •	1,661	936

WHOLE LOAN COLLATERAL 0.4%
Citigroup Mortgage Loan Trust, Inc.
5.172% due 01/25/2036 •	1,780	1,772
6.664% due 05/25/2036 þ	3,941	1,416
First Franklin Mortgage Loan Trust
4.492% due 12/25/2037 •	1,694	1,639
4.592% due 10/25/2036 •	2,901	1,914
4.872% due 11/25/2035 •	166	164
5.097% due 05/25/2034 •	1,033	1,009
5.457% due 12/25/2034 •	1,475	1,497
5.697% due 10/25/2034 •	668	673
GSAMP Trust
5.022% due 01/25/2034 •	685	700
6.147% due 08/25/2034 •	4,885	4,258
Lehman XS Trust
4.379% due 06/25/2036 þ	1,407	1,384
6.260% due 11/25/2035 þ	2,893	1,253
PRET LLC
5.487% due 10/25/2051 ~	778	779
5.744% due 07/25/2051 þ	751	751
Residential Asset Mortgage Products Trust 4.123% due 03/25/2032 •	769	672
Securitized Asset-Backed Receivables LLC Trust 4.852% due 12/25/2035 •	1,119	1,102
Specialty Underwriting & Residential Finance Trust 4.572% due 09/25/2037 •	5,440	3,782

		24,765

OTHER ABS 7.9%
522 Funding CLO Ltd. 5.627% due 10/20/2031 •	1,170	1,172
AASET MT-1 Ltd. 5.522% due 02/16/2050	7,168	7,257
AASET Trust 2.798% due 01/15/2047	1,987	1,875
ACHV ABS Trust 5.900% due 04/25/2031	85	86
ALESCO Preferred Funding XVII Ltd. 5.024% due 09/23/2038 •	2,056	1,974
Anchorage Capital CLO 20 Ltd. 5.425% due 01/20/2035 •	2,000	2,002
Anchorage Capital CLO 28 Ltd. 6.025% due 04/20/2037 •	9,100	9,135
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	8,453	8,366
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038	2,200	2,163
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038	2,000	1,944
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039	2,000	1,923
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040	2,000	1,914
Anchorage Credit Funding 18 Ltd. 5.702% due 10/22/2040	2,000	2,011
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039	2,400	2,324
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039	2,000	1,924

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037	1,610	1,606
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037	3,019	3,006
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037	910	902
Apex Credit CLO Ltd. 6.125% due 04/20/2036 •	4,900	4,926
APL Finance DAC 7.000% due 07/21/2031	239	239
Aqua Finance Issuer Trust 4.790% due 05/17/2051	2,158	2,172
ARES XXVII CLO Ltd. 5.464% due 10/28/2034 •	4,200	4,207
Ascent Education Funding Trust 6.140% due 10/25/2050	501	514
Atlantic Avenue Ltd. 5.585% due 01/20/2035 •	5,800	5,807
Atlas Senior Loan Fund XII Ltd. 5.760% due 10/24/2031 •	869	869
Atlas Senior Loan Fund XVIII Ltd. 5.439% due 01/18/2035 •	2,900	2,911
Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •	8,000	8,028
5.355% due 10/21/2034 •	6,550	6,557
5.379% due 07/24/2034 •	1,800	1,802
5.525% due 10/20/2034 •	7,440	7,452
5.798% due 07/16/2034 •	1,000	1,000
5.968% due 07/16/2034 •	1,500	1,503
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •	8,300	8,341
BlueMountain CLO Ltd. 5.508% due 10/25/2030 •	2,088	2,092
Canyon CLO Ltd. 5.398% due 07/15/2034 •	2,000	2,002
Capital Street Master Trust
0.000% due 08/16/2029 •	3,000	3,003
5.724% due 10/16/2028 •	7,500	7,525
Carlyle Global Market Strategies CLO Ltd. 5.415% due 07/20/2034 •	5,600	5,603
CARS-DB7 LP 5.750% due 09/15/2053	4,688	4,727
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	206	204
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039	2,300	2,221
Daimler Trucks Retail Trust 5.390% due 01/15/2030	1,641	1,642
DataBank Issuer II LLC 5.180% due 09/27/2055	5,000	5,014
Diameter Capital CLO 6 Ltd. 5.928% due 04/15/2037 •	8,900	8,943
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	600	576
Diamond Issuer LLC 2.305% due 11/20/2051	1,800	1,714
Domino's Pizza Master Issuer LLC 4.930% due 07/25/2055	22,500	22,685
Dryden 54 Senior Loan Fund 5.475% due 10/19/2029 •	1,540	1,541
Dryden 95 CLO Ltd. 5.244% due 08/20/2034 •	6,200	6,206
ECMC Group Student Loan Trust 5.471% due 01/27/2070 •	2,383	2,398
Elevation CLO Ltd.
5.448% due 07/25/2034 •	3,500	3,506
5.618% due 01/25/2035 •	1,300	1,305
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •	2,259	2,260
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060	1,298	1,307
5.020% due 06/25/2060	500	507
GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	513
5.870% due 06/25/2059	2,500	2,553
5.880% due 06/25/2059	391	393
Greywolf CLO III Ltd. 5.562% due 04/22/2033 •	3,998	4,009
Guggenheim CLO Ltd. 5.468% due 01/15/2035 •	3,300	3,302
Home Partners of America Trust 2.200% due 01/17/2041	1,652	1,536
Horizon Aircraft Finance II Ltd. 3.721% due 07/15/2039	1,396	1,369
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •	3,500	3,500

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,188	1,180
KKR CLO 28 Ltd. 5.758% due 02/09/2035 •	6,200	6,224
KKR CLO 33 Ltd. 5.757% due 07/20/2034 •	3,520	3,527
KKR CLO 36 Ltd. 5.321% due 10/15/2034 •	2,100	2,100
KKR CLO 9 Ltd. 5.529% due 07/15/2030 •	495	495
LCM 35 Ltd. 5.398% due 10/15/2034 •	2,500	2,503
LUNAR AIRCRAFT Ltd. 3.376% due 02/15/2045	1,256	1,232
Madison Park Funding XLIX Ltd. 5.375% due 10/19/2034 •	4,300	4,307
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •	5,650	5,656
Marble Point CLO XIV Ltd. 5.525% due 01/20/2032 •	389	388
METAL LLC 4.581% due 10/15/2042	2,325	1,570
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •	5,000	5,007
Navient Private Education Loan Trust 5.715% due 07/16/2040 •	452	454
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	560	530
1.330% due 04/15/2069	2,073	1,923
Navient Student Loan Trust 7.230% due 03/15/2072	1,600	1,742
Nelnet Student Loan Trust
0.000% due 06/22/2065 •	8,900	8,913
4.840% due 05/17/2055	11,500	11,598
6.640% due 02/20/2041	2,461	2,552
Neuberger Berman Loan Advisers CLO 43 Ltd. 5.330% due 07/17/2036 •	2,600	2,603
Neuberger Berman Loan Advisers CLO 45 Ltd. 5.380% due 10/14/2036 •	2,610	2,613
Northwoods Capital 25 Ltd. 4.862% due 07/20/2034 •	4,800	4,800
Ocean Trails CLO X 5.618% due 10/15/2034 •	2,000	2,004
Ocean Trails CLO XI 5.355% due 07/20/2034 •	5,200	5,204
Octagon Investment Partners 39 Ltd. 5.475% due 10/20/2030 •	984	985
OFSI BSL X Ltd. 5.595% due 04/20/2034 •	3,000	3,003
OneMain Financial Issuance Trust 5.840% due 09/15/2036	10,200	10,436
Oportun Issuance Trust 5.860% due 02/09/2032	245	246
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032	3,285	3,296
5.108% due 03/15/2033	1,100	1,108
5.156% due 07/15/2032	673	679
5.331% due 01/15/2032	452	454
5.628% due 07/15/2032	6,899	6,979
5.867% due 07/15/2032	6,899	6,961
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031	243	245
Pagaya AI Debt Trust
5.373% due 01/17/2033	500	504
6.258% due 10/15/2031	814	819
6.319% due 08/15/2031	339	342
6.660% due 07/15/2031	123	124
Parallel Ltd. 5.428% due 07/15/2034 •	4,100	4,103
Pikes Peak CLO 2 5.549% due 10/11/2034 •	6,500	6,508
PK ALIFT Loan Funding 6 LP
4.750% due 03/15/2043 «(c)	2,800	2,790
5.365% due 11/15/2042	5,123	5,162
QTS Issuer ABS II LLC 5.044% due 10/05/2055	3,900	3,921
Raptor Aircraft Finance I LLC 4.213% due 08/23/2044	1,712	1,552
Reach ABS Trust
5.840% due 07/15/2031	1,500	1,526
5.880% due 07/15/2031	464	467
6.300% due 02/18/2031	47	47
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(c)	4,300	4,300
Romark CLO V Ltd. 6.086% due 01/15/2035 •	4,250	4,258

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Romark Credit Funding II Ltd. 2.625% due 10/25/2039	1,000	946
Romark Credit Funding III Ltd. 5.539% due 09/15/2042	4,400	4,416
Romark Credit Funding Ltd. 5.423% due 07/29/2043	2,600	2,607
Sandstone Peak Ltd. 5.598% due 10/15/2034 •	6,300	6,314
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •	1,831	1,834
Silver Rock CLO II Ltd. 5.365% due 01/20/2035 •	3,600	3,614
Slam Ltd.
5.335% due 09/15/2049	2,717	2,743
5.807% due 05/15/2050	5,782	5,944
SLM Private Credit Student Loan Trust
4.569% due 12/15/2039 •	1,507	1,471
4.609% due 12/15/2038 •	205	203
SLM Private Education Loan Trust 9.015% due 10/15/2041 •	2,270	2,383
SLM Student Loan Trust
5.352% due 04/25/2049 •	104	104
6.302% due 01/27/2026 •	543	546
SMB Private Education Loan Trust
5.122% due 09/15/2054 •	1,465	1,459
5.380% due 01/15/2053	461	472
5.722% due 10/16/2056 •	1,029	1,038
5.822% due 03/15/2056 •	3,526	3,570
Sound Point CLO XXIII 5.749% due 07/15/2034 •	5,700	5,710
Stonepeak ABS 2.301% due 02/28/2033	329	318
Subway Funding LLC 6.028% due 07/30/2054	5,161	5,237
Sunbit Asset Securitization Trust 5.360% due 07/15/2030	3,200	3,216
TCW CLO AMR Ltd. 5.484% due 08/16/2034 •	5,600	5,609
Tralee CLO V Ltd. 5.405% due 10/20/2034 •	2,800	2,803
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(c)	3,000	3,000
Trinitas CLO VII Ltd. 5.378% due 01/25/2035 •	1,800	1,806
Trinitas CLO XIX Ltd. 5.435% due 10/20/2033 •	2,900	2,906
UPX HIL Issuer Trust 5.160% due 01/25/2047	962	966
Vantage Data Centers LLC 5.132% due 08/15/2055	5,400	5,435
VB-S1 Issuer LLC 3.706% due 02/15/2057	2,400	2,210
Venture 33 CLO Ltd. 5.639% due 07/15/2031 •	1,573	1,575
Venture 44 CLO Ltd. 5.465% due 10/20/2034 •	2,000	2,003
Venture XXIX CLO Ltd. 5.463% due 09/07/2030 •	1,467	1,469
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •	583	583
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •	512	512
Verizon Master Trust 5.350% due 09/22/2031	7,000	7,268
Vibrant CLO XII Ltd. 5.301% due 04/20/2034 •	2,800	2,800
Voya CLO Ltd.
5.385% due 04/20/2034 •	2,700	2,703
5.579% due 10/15/2030 •	503	503
Wave LLC 3.597% due 09/15/2044	2,387	2,309
Wind River CLO Ltd. 5.122% due 07/20/2034 •	4,000	4,001
Wise CLO Ltd. 6.080% due 04/20/2038 •	5,000	5,023

		471,637

Total Asset-Backed Securities (Cost $758,730)		739,139

SOVEREIGN ISSUES 1.7%
Brazil Government International Bonds 6.125% due 03/15/2034	8,500	8,708
Eagle Funding Luxco SARL 5.500% due 08/17/2030	12,000	12,190

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Mexico Government International Bonds
6.000% due 05/13/2030		1,600	1,682
6.875% due 05/13/2037		6,500	7,027
7.375% due 05/13/2055		4,200	4,622
Peru Government Bonds
6.850% due 08/12/2035	PEN	23,600	7,189
7.300% due 08/12/2033		20,000	6,424
Province of Quebec 4.450% due 09/01/2034	CAD	7,100	5,437
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	47,526	2,185
8.750% due 01/31/2044		57,786	2,913
8.750% due 02/28/2048		35,660	1,785
8.875% due 02/28/2035		697,212	39,663
9.000% due 01/31/2040		57,545	3,051

Total Sovereign Issues (Cost $100,789)			102,876

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
American AgCredit Corp. 5.250% due 06/15/2026 •(g)		4,000,000	3,951
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		3,300,000	3,277
CoBank ACB
4.250% due 01/01/2027 •(g)		1,700,000	1,655
7.250% due 07/01/2029 •(g)		10,000,000	10,316

			19,199

INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (d)		112,000	13

Total Preferred Securities (Cost $21,853)			19,212

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (j)		1,988,210	1,988

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 0.1%			3,400

U.S. TREASURY BILLS 0.0%
4.348% due 11/04/2025 (d)(e)		$2	2

Total Short-Term Instruments (Cost $5,390)			5,390

Total Investments in Securities (Cost $7,067,778)			7,134,275

		SHARES
INVESTMENTS IN AFFILIATES 3.8%
MUTUAL FUNDS (h) 3.8%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		3,438,025	170,722
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund		602,637	31,217
PIMCO Senior Loan Active Exchange-Traded Fund		508,181	25,953

Total Mutual Funds (Cost $223,552)			227,892

Total Investments in Affiliates (Cost $223,552)			227,892

Total Investments 123.5% (Cost $7,291,330)			$7,362,167
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $4,943)			1,299
Other Assets and Liabilities, net (23.5)%			(1,403,177)

Net Assets 100.0%			$5,960,289

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Blue Cross & Blue Shield of Minnesota	4.850%	09/30/2030	09/16/2025	$7,600	$7,551	0. 13%
Blue Cross & Blue Shield of Minnesota	5.960	04/30/2032	09/02/2025	4,000	4,083	0.07
Corp0hrg0	5.330	06/07/2035	03/11/2025	700	726	0.01
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,233	0.02
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,127	0.02
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	511	0.01
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	916	0.01
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	905	0.01
Hardwood Funding LLC	5.160	06/07/2032	03/11/2025	1,500	1,545	0.03
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,083	6,502	0.11
NFL Football Club Term Notes	5.250	10/05/2034	06/27/2025	2,500	2,528	0.04
NFL Football Club Term Notes	5.420	10/05/2037	06/27/2025	1,500	1,520	0.02
National Football League	4.780	10/05/2030	06/27/2025	4,500	4,527	0.08
National Football League	5.250	10/05/2034	06/27/2025	3,000	3,076	0.05
National Football League	5.420	10/05/2037	06/27/2025	600	618	0.01
Oncor Electric Delivery Co. LLC	5.150	05/01/2029	01/21/2025	12,000	12,293	0.21
Texas New Mexico PR 1st Mortgage	4.830	07/31/2030	07/01/2025	7,500	7,585	0.13
Texas New Mexico PR 1st Mortgage	5.120	07/31/2032	07/01/2025	5,000	5,086	0.09

$63,083	$62,332	1.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025	$3,400	U.S. Treasury Notes 4.125% due 03/31/2029	$(3,470)	$3,400	$3,400

Total Repurchase Agreements	$(3,470)	$3,400	$3,400

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

BSN	4.380%	09/25/2025	10/02/2025	$(45,474)	$(45,507)
DEU	4.180	10/01/2025	10/03/2025	(33,067)	(33,067)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.250	09/24/2025	10/01/2025	(32,906)	(32,933)
4.310	09/23/2025	10/07/2025	(10,600)	(10,610)
JPS	4.000	09/19/2025	10/31/2025	(6,791)	(6,800)
STR	4.270	10/01/2025	10/02/2025	(21,685)	(21,685)
4.370	09/30/2025	10/01/2025	(12,866)	(12,868)

Total Reverse Repurchase Agreements	$(163,470)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (12.6)%
Uniform Mortgage-Backed Security, TBA	5.500%	11/01/2055	$220,000	$(221,977)	$(221,683)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2055	506,500	(517,510)	(517,375)
Uniform Mortgage-Backed Security, TBA	7.000	10/01/2055	9,900	(10,399)	(10,357)

Total Short Sales (12.6)%	$(749,886)	$(749,415)

(m)	Securities with an aggregate market value of $108,344 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,740) at a weighted average interest rate of 2.603%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2025	313	$27,542	$557	$124	$0
Long Guilt December Futures	12/2025	315	38,484	65	165	(21)
U.S. Treasury 5-Year Note December Futures	12/2025	11,322	1,236,309	737	442	0
U.S. Treasury 10-Year Note December Futures	12/2025	3,777	424,913	2,482	0	(75)
U.S. Treasury Long-Term Bond December Futures	12/2025	813	94,791	1,839	0	(204)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	2,122	254,773	5,976	0	(1,123)

$11,656	$731	$(1,423)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	275	$(57,310)	$17	$0	$(30)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,516	(174,458)	(1,502)	95	0

$(1,485)	$95	$(30)

Total Futures Contracts	$10,171	$826	$(1,453)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.177%	$3,400	$335	$(214)	$121	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.874	300	33	(12)	21	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.052	EUR	2,500	(125)	122	(3)	0	(5)

$243	$(104)	$139	$0	$(5)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$93,500	$0	$885	$885	$0	$(56)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		93,500	0	817	817	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		120,700	0	1,052	1,052	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		133,500	2,110	(2,829)	(719)	0	(70)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		211,553	(1,285)	1,323	38	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		46,800	0	525	525	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	1,727	1,727	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	(362)	(424)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	(185)	(220)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	(65)	(82)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	3	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	(18)	(55)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	64	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	52	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	21	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	95	59	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	81	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		4,400	(15)	32	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	14	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	34	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	30	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	19	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	46	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	4	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	48	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	43	27	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	96	76	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	83	66	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(11)	74	63	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	296	252	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	142	126	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	137	121	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		72,700	32	(2,102)	(2,070)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		105,337	(1,856)	1,195	(661)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		39,000	6,328	386	6,714	110	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	20	20	0	(16)

							$4,714	$3,783	$8,497	$110	$(487)

Total Swap Agreements							$4,957	$3,679	$8,636	$110	$(492)

(o)

Securities with an aggregate market value of $76,997 and cash of $5,842 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025		$30,958	CAD	43,068	$0	$(10)
	10/2025		10,264	EUR	8,800	68	0
	11/2025	CAD	43,000		$30,958	10	0
BOA	10/2025	PEN	1,941		556	0	(2)
	10/2025		$1,062	ILS	3,570	16	0
	10/2025		2,236	INR	197,821	0	(12)
	10/2025		5	JPY	796	0	0
	10/2025		1,355	KRW	1,875,543	0	(18)
	10/2025		718	NZD	1,247	5	0
	10/2025		393	PLN	1,413	0	(4)
	11/2025	JPY	793		$5	0	0
	11/2025	NZD	1,247		719	0	(5)
	11/2025		$438	ILS	1,464	4	0
	11/2025	ZAR	384,553		$22,061	0	(130)
BPS	10/2025	BRL	15,430		2,901	2	0
	10/2025	CNH	31,591		4,436	2	0
	10/2025	IDR	97,809,182		5,919	62	(7)
	10/2025	INR	153,950		1,748	16	0
	10/2025	TWD	292,163		9,729	143	(11)
	10/2025		$2,820	BRL	15,430	79	0
	10/2025		6,870	IDR	113,434,582	0	(71)
	10/2025		6	JPY	922	0	0
	10/2025		6,652	KRW	9,192,907	0	(101)
	10/2025		6,201	PLN	22,570	9	(2)
	11/2025	IDR	18,716,732		$1,120	0	(1)
	11/2025	INR	113,932		1,280	0	0
	11/2025	JPY	919		6	0	0
	11/2025	KRW	981,271		700	0	0
	11/2025		$1,321	ILS	4,439	19	0
	12/2025	TWD	32,912		$1,097	10	0
	12/2025		$1,193	IDR	20,072,138	7	0
	12/2025		158	MXN	2,927	1	0
BRC	10/2025	CHF	5,728		$7,176	0	(19)
	10/2025	GBP	2,213		2,988	13	0
	10/2025	IDR	723,444		44	1	0
	10/2025		$7,578	CHF	6,077	56	0
	10/2025		1,380	GBP	1,022	0	(6)
	10/2025		0	NOK	4	0	0
	10/2025		396	PLN	1,449	2	0
	10/2025		353	TRY	15,237	9	0
	10/2025		2,957	ZAR	52,153	60	0
	11/2025	NOK	4		$0	0	0
	11/2025		$7,176	CHF	5,705	19	0
	11/2025		2,989	GBP	2,213	0	(13)
	11/2025	ZAR	10,126		$575	0	(9)
	12/2025		$107	MXN	1,976	0	0
	12/2025		26,243	TRY	1,150,857	64	0
BSH	10/2025		212	NZD	366	0	0
	11/2025	NZD	366		$212	0	0
CBK	10/2025	AUD	1,621		1,058	0	(15)
	10/2025	CAD	49		36	0	0
	10/2025	CNH	598		84	0	0
	10/2025	IDR	57,865,329		3,503	40	(5)
	10/2025	INR	195,096		2,197	3	0
	10/2025	JPY	1,100		8	0	0
	10/2025	PEN	28,501		8,159	0	(46)
	10/2025	SGD	11,942		9,303	45	0
	10/2025	THB	10,681		331	1	0
	10/2025	TWD	401,293		13,541	356	0
	10/2025		$2,044	IDR	33,623,199	0	(29)
	10/2025		9,523	INR	836,570	0	(114)
	10/2025		41	NOK	414	0	0
	10/2025		1,395	SEK	13,240	11	0
	10/2025		4,834	TWD	147,120	3	(5)
	10/2025	ZAR	2,512		$145	0	0
	11/2025	NOK	413		41	0	0
	11/2025		$36	CAD	49	0	0
	11/2025		950	ILS	3,185	11	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	11/2025		2,197	INR	195,478	0	(3)
	12/2025	TWD	92,265		$3,052	7	(1)
	12/2025		$1,234	IDR	20,729,493	6	0
	01/2026	TWD	53,763		$1,782	1	0
CIB	11/2025	ZAR	183,402		10,583	0	0
DUB	10/2025	CNH	67,693		9,520	19	0
	10/2025	IDR	38,106,592		2,325	41	0
	10/2025	INR	316,865		3,567	3	0
	10/2025	KRW	2,095,861		1,512	18	0
	10/2025		$2,394	ILS	8,179	76	0
	10/2025		4,620	INR	408,470	0	(25)
	11/2025	ILS	8,175		$2,394	0	(74)
	11/2025	INR	27,421		308	0	0
	11/2025		$3,567	INR	317,495	0	(3)
	11/2025	ZAR	24,451		$1,397	0	(14)
FAR	10/2025	AUD	30,365		19,696	0	(396)
	10/2025	BRL	172,406		32,183	0	(210)
	10/2025	CHF	1,026		1,288	0	(1)
	10/2025	CNH	29,514		4,157	14	0
	10/2025	JPY	36,314		247	1	0
	10/2025	SGD	7		5	0	0
	10/2025		$21,941	AUD	33,605	296	0
	10/2025		32,416	BRL	172,406	0	(22)
	10/2025		9,043	INR	797,553	0	(73)
	10/2025		4,023	PLN	14,673	14	0
	10/2025		33,779	SGD	43,504	0	(54)
	11/2025	AUD	33,605		$21,951	0	(296)
	11/2025	SGD	43,394		33,779	51	0
	11/2025		$1,288	CHF	1,022	1	0
	12/2025	MXN	10,375		$545	0	(17)
	12/2025		$32,183	BRL	174,849	201	0
	12/2025		5,605	MXN	106,222	148	0
GLM	10/2025	BRL	99,274		$18,665	13	0
	10/2025	CHF	242		303	0	(1)
	10/2025	CNH	2,327		327	1	0
	10/2025	IDR	20,531,199		1,231	1	0
	10/2025	KRW	20,650		15	0	0
	10/2025	SGD	461		360	2	0
	10/2025		$17,606	BRL	99,274	1,047	0
	10/2025		2,085	IDR	34,460,695	0	(19)
	10/2025		2,590	INR	227,277	0	(34)
	10/2025		15	KRW	20,650	0	0
	11/2025		241	ILS	803	2	0
	11/2025	ZAR	297,613		$17,160	0	(14)
	12/2025	IDR	531,192		32	0	0
	12/2025	MXN	2,803		148	0	(4)
	12/2025		$1,190	IDR	19,904,859	0	0
IND	10/2025	AUD	1,619		$1,058	0	(13)
JPM	10/2025	BRL	57,719		10,851	7	(1)
	10/2025	CAD	42,957		31,085	217	0
	10/2025	IDR	76,229,529		4,566	0	(3)
	10/2025	KRW	3,627,497		2,617	31	0
	10/2025	PEN	3,781		1,079	0	(9)
	10/2025	SGD	2,214		1,722	6	0
	10/2025		$10,424	BRL	57,719	421	0
	10/2025		1,167	GBP	868	1	0
	10/2025		6,770	IDR	112,533,728	3	(26)
	10/2025		1,127	ILS	3,784	15	0
	10/2025		261	PLN	960	3	0
	10/2025		555	TWD	16,846	0	(1)
	10/2025		665	ZAR	11,758	15	0
	11/2025	ZAR	21,652		$1,235	0	(14)
MBC	10/2025	CAD	23		17	0	0
	10/2025	CHF	257		322	0	(1)
	10/2025	CNH	34,448		4,847	12	0
	10/2025	EUR	194		230	2	0
	10/2025	GBP	3,205		4,321	12	(2)
	10/2025	IDR	3,786,425		230	3	0
	10/2025	KRW	10,173,798		7,296	47	0
	10/2025	NOK	30		3	0	0
	10/2025	SEK	34,795		3,629	0	(67)
	10/2025	SGD	28,426		22,182	145	0
	10/2025	THB	25,214		783	4	0
	10/2025		$1,493	CHF	1,176	0	(16)
	10/2025		3,435	CNH	24,466	0	(1)
	10/2025		3	JPY	457	0	0
	10/2025		5,222	KRW	7,290,397	0	(26)
	10/2025		0	NOK	4	0	0
	10/2025		1,380	SEK	13,215	24	0
	10/2025		960	THB	31,080	0	0
	11/2025	CNH	24,408		$3,435	1	0
	11/2025	JPY	455		3	0	0
	11/2025	NOK	4		0	0	0
	11/2025		$4,321	GBP	3,205	2	(12)
	11/2025		267	ILS	888	1	0
	12/2025		355	MXN	6,729	10	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

MYI	10/2025	CNH	34,778	$4,887	6	0
10/2025	IDR	15,303,503	930	12	0
10/2025	JPY	404	3	0	0
10/2025	$117	JPY	17,440	1	0
10/2025	3,381	PLN	12,239	0	(15)
10/2025	2,470	TWD	74,418	0	(25)
11/2025	JPY	17,380	$117	0	(1)
12/2025	TWD	73,934	2,470	30	0
NGF	10/2025	KRW	4,804,738	3,455	30	0
10/2025	$1,841	IDR	30,474,030	0	(15)
11/2025	17,470	TRY	760,922	216	0
SCX	10/2025	CNH	25,293	$3,559	9	0
10/2025	IDR	28,013,759	1,678	0	(1)
10/2025	INR	228,408	2,569	0	0
10/2025	JPY	1,160	8	0	0
10/2025	PEN	13,469	3,840	0	(37)
10/2025	SGD	465	365	4	0
10/2025	TWD	237,410	8,012	211	0
10/2025	$2,056	IDR	33,809,587	0	(30)
10/2025	4,499	INR	397,208	0	(31)
11/2025	2,261	201,408	0	0
12/2025	1,678	IDR	28,084,561	2	0
SOG	10/2025	EUR	8,606	$10,121	17	0
10/2025	JPY	18,950	129	1	0
10/2025	NZD	1,613	940	5	0
10/2025	$255	JPY	37,980	2	0
11/2025	JPY	37,849	$255	0	(2)
11/2025	$10,142	EUR	8,607	0	(17)
SSB	10/2025	6,254	GBP	4,640	0	(14)
11/2025	ZAR	66	$4	0	0
UAG	10/2025	CAD	39	28	0	0
10/2025	ILS	16,355	4,902	0	(35)
10/2025	NOK	406	40	0	(1)
10/2025	$240	ILS	821	8	0
10/2025	104	INR	9,185	0	(1)
10/2025	3,597	PLN	13,050	0	(8)
10/2025	960	THB	31,068	0	0
10/2025	145	ZAR	2,511	0	0
10/2025	ZAR	2,513	$145	0	0
11/2025	ILS	821	240	0	(8)
11/2025	ZAR	11,014	625	0	(11)

Total Forward Foreign Currency Contracts	$4,646	$(2,340)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group Inc.	1.000%	Quarterly	06/20/2026	0.872%	$1,700	$(14)	$16	$2	$0

Total Swap Agreements	$(14)	$16	$2	$0

(q)

Securities with an aggregate market value of $300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,002	$4,085	$10,087
Corporate Bonds & Notes
Banking & Finance	0	999,464	27,493	1,026,957
Industrials	0	269,344	71,269	340,613
Utilities	0	110,562	12,293	122,855
Municipal Bonds & Notes
California	0	15,041	0	15,041
Illinois	0	5,298	0	5,298
Indiana	0	7,990	0	7,990
Minnesota	0	10,788	0	10,788
New York	0	4,958	0	4,958
Texas	0	3,377	0	3,377
West Virginia	0	3,062	0	3,062
U.S. Government Agencies	0	3,520,350	0	3,520,350
U.S. Treasury Obligations	0	843,180	0	843,180
Non-Agency Mortgage-Backed Securities	0	310,442	42,660	353,102
Asset-Backed Securities
Automobile ABS Other	0	9,449	0	9,449
Automobile Sequential	0	26,834	0	26,834
CMBS Other	0	55,706	0	55,706
Home Equity Other	0	149,812	0	149,812
Home Equity Sequential	0	936	0	936
Whole Loan Collateral	0	24,765	0	24,765
Other ABS	3,000	465,847	2,790	471,637
Sovereign Issues	0	102,876	0	102,876
Preferred Securities
Banking & Finance	0	19,199	0	19,199
Industrials	0	13	0	13
Short-Term Instruments
Mutual Funds	0	1,988	0	1,988
Repurchase Agreements	0	3,400	0	3,400
U.S. Treasury Bills	0	2	0	2

$3,000	$6,970,685	$160,590	$7,134,275
Investments in Affiliates, at Value
Mutual Funds	227,892	0	0	227,892

Total Investments	$230,892	$6,970,685	$160,590	$7,362,167

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(749,415)	$0	$(749,415)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	289	647	0	936
Over the counter	0	4,648	0	4,648

$289	$5,295	$0	$5,584
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(1,924)	0	(1,945)
Over the counter	0	(2,340)	0	(2,340)

$(21)	$(4,264)	$0	$(4,285)

Total Financial Derivative Instruments	$268	$1,031	$0	$1,299

Totals	$231,160	$6,222,301	$160,590	$6,614,051

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,198	$0	$(170)	$0	$0	$57	$0	$0	$4,085	$47
Corporate Bonds & Notes
Banking & Finance	10,801	16,500	(187)	0	0	379	0	0	27,493	379
Industrials	12,142	59,000	0	0	0	127	0	0	71,269	127
Utilities	12,195	0	0	0	0	98	0	0	12,293	98
U.S. Government Agencies	13,016	0	(488)	(1)	0	57	0	(12,584)	0	0
Non-Agency Mortgage-Backed Securities	36,470	6,131	(256)	16	13	286	0	0	42,660	290
Asset-Backed Securities

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

OtherABS	7,362	2,800	(132)	0	0	17	0	(7,257)	2,790	(10)

Totals	$96,184	$84,431	$(1,233)	$15	$13	$1,021	$0	$(19,841)	$160,590	$931

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$4,085	Indicative Market Quotation	Broker Quote	95.558	—
Corporate Bonds & Notes
Banking & Finance	19,025	Discounted Cash Flow	Discount Rate	4.566 - 5.575	4.868
4,692	Discounted Cash Flow	Discount Rate	4.910 - 5.920	5.380
3,776	Proxy Pricing	Base Price	100.000	—
Industrials	4,709	Discounted Cash Flow	Discount Rate	4.437 - 5.088	4.825
7,560	Proxy Pricing	Base Price	100.000	—
59,000	Recent Transaction	Purchase Price	100.000	—
Utilities	12,293	Discounted Cash Flow	Discount Rate	4.403	—
Non-Agency Mortgage-Backed Securities	36,548	Discounted Cash Flow	Discount Rate	5.307 - 7.109	5.743
2,920	Proxy Pricing	Base Price	97.967	—
3,192	Recent Transaction	Purchase Price	99.750	—
Asset-Backed Securities
Other ABS	2,790	Proxy Pricing	Base Price	99.998	—

Total	$160,590

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$6	$4
0.750% due 02/15/2045	4,538	3,387
0.875% due 02/15/2047	4,241	3,135
1.000% due 02/15/2046	4,264	3,292
1.000% due 02/15/2048	3,522	2,642
1.375% due 02/15/2044	4,193	3,589
1.500% due 02/15/2053	34	27
2.125% due 02/15/2041	10	10
2.125% due 02/15/2054	38	35
2.375% due 01/15/2027	3,455	3,517
3.375% due 04/15/2032	29	33
3.625% due 04/15/2028	116	123
3.875% due 04/15/2029	344	376
0.125% due 10/15/2026	4,700	4,675
0.125% due 04/15/2027	3,618	3,568
0.125% due 01/15/2030	5,011	4,786
0.125% due 07/15/2030	1,543	1,468
0.125% due 01/15/2031	4,229	3,972
0.125% due 07/15/2031	5,471	5,111
0.125% due 01/15/2032	5,682	5,234
0.250% due 07/15/2029	827	803
0.375% due 01/15/2027	5,064	5,026
0.375% due 07/15/2027	729	724
0.500% due 01/15/2028	817	808
0.625% due 07/15/2032	4,995	4,730
0.750% due 07/15/2028	683	680
0.875% due 01/15/2029	594	589
1.125% due 01/15/2033	1,228	1,190
1.250% due 04/15/2028	541	543
1.375% due 07/15/2033	4,937	4,863
1.625% due 10/15/2027	546	555
1.625% due 10/15/2029	4,664	4,758
1.625% due 04/15/2030	4,850	4,925
1.750% due 01/15/2034	5,119	5,145
1.875% due 07/15/2034	5,276	5,355
1.875% due 07/15/2035	205	207
2.125% due 04/15/2029	674	695
2.125% due 01/15/2035	5,316	5,474
2.375% due 10/15/2028	4,504	4,693

Total U.S. Treasury Obligations (Cost $102,175)		100,747

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	14,498	15

Total Short-Term Instruments (Cost $15)		15

Total Investments in Securities (Cost $102,190)		100,762

Total Investments 99.7% (Cost $102,190)		$100,762
Other Assets and Liabilities, net 0.3%		278

Net Assets 100.0%		$101,040

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$100,747	$0	$100,747
Short-Term Instruments
Mutual Funds	0	15	0	15

Total Investments	$0	$100,762	$0	$100,762

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.8% ¤
CORPORATE BONDS & NOTES 37.4%
BANKING & FINANCE 22.6%
ABN AMRO Bank NV
1.542% due 06/16/2027 •		$1,600	$1,569
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~		3,700	3,709
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026		700	688
American Honda Finance Corp. 4.985% due 08/13/2027 •		4,300	4,309
Athene Global Funding
5.068% due 07/16/2026 •		3,000	3,007
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		2,600	2,615
5.620% due 05/08/2026		475	479
Aviation Capital Group LLC 4.875% due 10/01/2025		2,553	2,553
Banco Santander SA 5.452% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,013
Bank of America Corp.
1.197% due 10/24/2026 •		400	399
1.734% due 07/22/2027 •		4,600	4,509
Bank of Nova Scotia 4.601% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	2,900	1,920
Banque Federative du Credit Mutuel SA
5.308% (SOFRRATE + 0.990%) due 10/16/2028 ~		$800	803
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~		3,000	3,025
Barclays PLC
4.375% due 01/12/2026		800	800
5.829% due 05/09/2027 •		5,000	5,045
BNP Paribas SA 1.323% due 01/13/2027 •		600	595
BPCE SA
1.652% due 10/06/2026 •		250	250
5.975% due 01/18/2027 •		3,920	3,935
Canadian Imperial Bank of Commerce
4.997% (SOFRRATE + 0.800%) due 09/08/2028 ~		5,000	5,009
5.048% (SOFRRATE + 0.720%) due 01/13/2028 ~		900	901
5.092% (SOFRRATE + 0.940%) due 06/28/2027 ~		200	202
Citigroup, Inc. 1.122% due 01/28/2027 •		2,500	2,474
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,460
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,300	1,303
Credit Agricole SA 5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,301	1,310
Crown Castle, Inc. 4.450% due 02/15/2026		500	500
DBS Group Holdings Ltd. 4.789% (SOFRRATE + 0.600%) due 03/21/2028 ~		1,400	1,405
Deutsche Bank AG 2.129% due 11/24/2026 •		1,200	1,196
DNB Bank ASA
1.535% due 05/25/2027 •		2,000	1,966
5.896% due 10/09/2026 •		300	300
Equitable Financial Life Global Funding 1.300% due 07/12/2026		610	597
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,000	1,996
5.800% due 03/05/2027		2,600	2,627
7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~		800	806
General Motors Financial Co., Inc. 1.500% due 06/10/2026		511	502
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		4,000	3,902
5.593% (SOFRRATE + 1.290%) due 04/23/2028 ~		600	606
HSBC Holdings PLC
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~		500	504
5.887% due 08/14/2027 •		2,000	2,027
ING Bank Australia Ltd. 4.555% (BBSW3M + 0.980%) due 12/08/2025 ~	AUD	1,200	795
ING Groep NV 5.163% due 04/01/2027 •		$1,000	1,002

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Intesa Sanpaolo SpA 7.000% due 11/21/2025		2,000	2,007
Jackson National Life Global Funding
4.900% due 01/13/2027		600	605
5.500% due 01/09/2026		1,127	1,130
Lloyds Banking Group PLC 5.842% (SOFRINDX + 1.560%) due 08/07/2027 ~		1,800	1,815
Metropolitan Life Global Funding I 4.074% due 12/01/2025 •	AUD	5,000	3,309
Mizuho Bank Ltd.
4.415% (BBSW3M + 0.860%) due 02/23/2026 ~		2,000	1,326
4.430% (BBSW3M + 0.850%) due 09/14/2026 ~		300	199
Mizuho Financial Group, Inc. 1.234% due 05/22/2027 •		$200	196
Morgan Stanley Bank NA 5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		1,000	1,003
Morgan Stanley Private Bank NA 5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~		5,000	5,018
MUFG Bank Ltd. 4.460% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	2,000	1,326
National Bank of Canada 5.053% due 03/25/2027 •		$1,708	1,711
NatWest Markets PLC 4.935% (SOFRRATE + 0.760%) due 09/29/2026 ~		800	802
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,447
2.000% due 03/09/2026		273	269
Nomura Holdings, Inc. 5.709% due 01/09/2026		1,500	1,506
Pacific Life Global Funding II 4.762% (SOFRRATE + 0.480%) due 02/04/2027 ~		2,000	2,004
Protective Life Global Funding 4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~		800	801
Royal Bank of Canada 5.021% (SOFRINDX + 0.710%) due 01/21/2027 ~		800	803
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		2,100	2,106
Shinhan Bank Co. Ltd. 5.540% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	1,500	994
Societe Generale SA 6.447% due 01/12/2027 •		$400	402
Standard Chartered Bank 4.853% due 12/03/2027		500	509
Standard Chartered PLC
5.423% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,007
6.170% due 01/09/2027 •		514	516
6.187% due 07/06/2027 •		400	405
6.297% (SOFRRATE + 2.030%) due 02/08/2028 ~		800	814
Sumitomo Mitsui Financial Group, Inc. 5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,500	3,526
Sumitomo Mitsui Trust Bank Ltd.
5.350% (SOFRRATE + 1.150%) due 09/14/2026 ~		600	605
5.355% (SOFRRATE + 1.150%) due 09/14/2026 ~		300	302
Svenska Handelsbanken AB 4.880% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,513
Swedbank AB 5.337% due 09/20/2027		2,500	2,561
Synchrony Financial 3.700% due 08/04/2026		1,500	1,491
Toyota Motor Credit Corp. 5.040% (SOFRRATE + 0.770%) due 08/07/2026 ~		2,000	2,008
U.S. Bancorp 5.727% due 10/21/2026 •		1,900	1,901
UBS AG
4.048% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	700	463
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~		3,500	2,330
UBS Group AG 1.305% due 02/02/2027 •		$2,750	2,723
Woori Card Co. Ltd. 1.750% due 03/23/2026		782	772

			130,838

INDUSTRIALS 12.6%
7-Eleven, Inc. 0.950% due 02/10/2026		1,100	1,086
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		5,800	5,843
BAT International Finance PLC 1.668% due 03/25/2026		952	941
Bayer U.S. Finance II LLC 4.250% due 12/15/2025		4,400	4,396
Berry Global, Inc.
1.570% due 01/15/2026		5,100	5,057

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.875% due 07/15/2026	466	466
BMW U.S. Capital LLC
4.975% (SOFRRATE + 0.710%) due 08/11/2027 ~	3,300	3,316
5.056% (SOFRINDX + 0.800%) due 08/13/2026 ~	1,500	1,505
Boeing Co.
2.196% due 02/04/2026	1,400	1,390
2.750% due 02/01/2026	300	298
3.100% due 05/01/2026	870	864
Campbell's Co. 5.300% due 03/20/2026	3,800	3,814
Cigna Group 1.250% due 03/15/2026	1,500	1,479
Daimler Truck Finance North America LLC 4.650% due 10/12/2030	5,400	5,409
Entergy Louisiana LLC 2.400% due 10/01/2026	730	718
Fox Corp. 4.709% due 01/25/2029	900	912
Glencore Funding LLC 5.405% (SOFRINDX + 1.060%) due 04/04/2027 ~	300	302
HCA, Inc. 5.875% due 02/15/2026	3,000	3,004
Hyundai Capital America
5.273% (SOFRRATE + 1.120%) due 06/23/2027 ~	1,400	1,410
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~	197	197
6.250% due 11/03/2025	1,500	1,502
Illumina, Inc. 5.800% due 12/12/2025	1,000	1,001
Kraft Heinz Foods Co. 3.000% due 06/01/2026	4,000	3,968
Kraton Corp. 5.000% due 07/15/2027	3,000	3,048
Mercedes-Benz Finance North America LLC 4.931% due 04/01/2027 •	2,200	2,208
Molson Coors Beverage Co. 3.000% due 07/15/2026	5,500	5,453
NTT Finance Corp. 1.162% due 04/03/2026	1,700	1,674
Rolls-Royce PLC 3.625% due 10/14/2025	1,526	1,525
Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	2,000	2,009
5.500% due 04/01/2028	100	102
Sabine Pass Liquefaction LLC 5.875% due 06/30/2026	700	702
Skyworks Solutions, Inc. 1.800% due 06/01/2026	100	98
VMware LLC 1.400% due 08/15/2026	1,700	1,663
Volkswagen Group of America Finance LLC
4.625% due 11/13/2025	1,800	1,800
4.900% due 08/14/2026	2,500	2,512
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	1,300	1,302

		72,974

UTILITIES 2.2%
Electricite de France SA 3.625% due 10/13/2025	1,700	1,699
Emera U.S. Finance LP 3.550% due 06/15/2026	100	99
Enel Finance International NV
1.625% due 07/12/2026	2,100	2,059
7.050% due 10/14/2025	1,250	1,251
Eversource Energy 1.400% due 08/15/2026	200	195
Israel Electric Corp. Ltd. 7.750% due 12/15/2027	300	319
National Rural Utilities Cooperative Finance Corp. 4.809% (SOFRRATE + 0.580%) due 11/22/2026 ~	1,500	1,506
Pacific Gas & Electric Co. 3.150% due 01/01/2026	5,530	5,513
Southern California Edison Co. 4.400% due 09/06/2026	100	100

		12,741

Total Corporate Bonds & Notes (Cost $215,588)		216,553

U.S. GOVERNMENT AGENCIES 15.0%
Federal Home Loan Mortgage Corp. REMICS
5.250% due 10/25/2055 •	1,000	1,002
5.256% due 07/25/2054 •	1,325	1,328
5.286% due 05/25/2055 •	1,880	1,886
5.306% due 03/25/2055 - 09/25/2055 •	9,969	9,994

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.356% due 06/25/2055 - 08/25/2055 •		3,472	3,492
5.456% due 07/25/2055 •		3,096	3,103
5.506% due 12/25/2054 - 08/25/2055 •		4,237	4,255
5.556% due 01/25/2055 •		361	363
5.606% due 05/25/2054 •		1,055	1,062
Federal National Mortgage Association REMICS
5.256% due 09/25/2054 - 04/25/2055 •		13,301	13,324
5.266% due 03/25/2055 •		4,220	4,220
5.289% due 08/25/2055 •		1,900	1,903
5.306% due 01/25/2055 •		4,647	4,660
5.400% due 10/25/2055 •		1,400	1,403
5.456% due 06/25/2054 - 07/25/2055 •		4,169	4,180
5.536% due 08/25/2055 •		1,466	1,473
5.556% due 01/25/2055 •		811	816
Government National Mortgage Association REMICS
4.480% due 04/20/2069 •		128	129
4.920% due 10/01/2055 «		3,500	3,500
5.149% due 11/20/2074 •		969	967
5.150% due 07/20/2065 «		3,500	3,498
5.289% due 06/20/2055 •		10,705	10,741
5.339% due 01/20/2054 - 10/20/2073 •		3,466	3,485
5.389% due 06/20/2055 •		1,897	1,905
5.539% due 06/20/2055 - 07/20/2055 •		4,164	4,179

Total U.S. Government Agencies (Cost $86,680)			86,868

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
OBX Trust 5.988% due 01/25/2064 þ		951	961

Total Non-Agency Mortgage-Backed Securities (Cost $951)			961

ASSET-BACKED SECURITIES 11.1%
AUTOMOBILE ABS OTHER 0.4%
Hyundai Auto Lease Securitization Trust 4.762% due 01/18/2028 •		2,700	2,703

AUTOMOBILE SEQUENTIAL 1.4%
CarMax Auto Owner Trust 5.300% due 03/15/2027		121	121
Carvana Auto Receivables Trust 4.640% due 01/10/2030		800	806
Citizens Auto Receivables Trust 5.840% due 01/18/2028		1,104	1,112
GM Financial Automobile Leasing Trust 4.540% due 05/20/2027		3,288	3,297
Gm Financial Automobile Leasing Trust 4.550% due 07/20/2027		1,400	1,406
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		1,100	1,114
USAA Auto Owner Trust 5.250% due 03/15/2027		215	215

			8,071

CREDIT CARD BULLET 0.7%
American Express Credit Account Master Trust 5.230% due 09/15/2028		2,000	2,026
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		2,000	2,004

			4,030

OTHER ABS 8.6%
522 Funding CLO Ltd. 5.519% due 10/23/2034 •		1,200	1,202
AlbaCore Euro CLO IV DAC 3.269% due 07/15/2035 •	EUR	1,000	1,175
Allegro CLO XI Ltd. 5.575% due 01/19/2033 •		$811	812
AMMC CLO 24 Ltd. 5.525% due 01/20/2035 •		800	802
ARES LXV CLO Ltd. 5.278% due 07/25/2034 •		2,700	2,709
ARES XXVII CLO Ltd. 5.464% due 10/28/2034 •		1,200	1,202
Atlantic Avenue Ltd. 5.585% due 01/20/2035 •		1,200	1,202
Atlas Senior Loan Fund XVII Ltd. 5.385% due 10/20/2034 •		1,600	1,602
Bain Capital Credit CLO Ltd. 5.565% due 07/19/2034 •		1,200	1,202

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Canyon Capital CLO Ltd. 5.328% due 10/15/2034 •		1,400	1,401
Carlyle Global Market Strategies CLO Ltd. 5.415% due 07/20/2034 •		900	901
CarVal CLO I Ltd. 5.548% due 07/16/2031 •		801	802
CQS U.S. CLO Ltd. 5.525% due 01/20/2035 •		200	201
Cumulus Static CLO DAC 3.236% due 11/15/2033 •	EUR	572	672
ICG U.S. CLO Ltd. 5.308% due 01/16/2033 •		$1,036	1,036
Jamestown CLO XVI Ltd. 5.438% due 07/25/2034 •		600	600
Jamestown CLO XVIII Ltd. 5.588% due 07/25/2035 •		400	400
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •		2,700	2,700
LCM 36 Ltd. 5.388% due 01/15/2034 •		1,600	1,605
LCM Loan Income Fund I Ltd. 5.617% due 04/20/2031 •		184	184
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •		1,400	1,401
MMAF Equipment Finance LLC 5.790% due 11/13/2026		136	136
Mountain View CLO XVI Ltd. 5.778% due 04/15/2034 •		1,000	1,002
Northwoods Capital XII-B Ltd. 5.228% due 06/15/2031 •		750	750
Ocean Trails CLO XI 5.355% due 07/20/2034 •		1,400	1,401
OZLM XVII Ltd. 5.475% due 07/20/2030 •		74	74
Palmer Square European Loan Funding DAC
3.006% due 01/15/2033 •	EUR	613	720
3.170% due 10/15/2034 •		1,500	1,760
Parallel Ltd. 5.428% due 07/15/2034 •		$1,400	1,401
Regatta XVI Funding Ltd. 5.518% due 01/15/2033 •		1,393	1,396
Rockford Tower CLO Ltd. 5.475% due 07/20/2035 •		1,100	1,104
Silver Rock CLO II Ltd. 5.365% due 01/20/2035 •		2,000	2,008
SMB Private Education Loan Trust 6.022% due 09/15/2053 •		1,468	1,495
SoFi Consumer Loan Program Trust 4.470% due 08/15/2034		1,000	1,002
THL Credit Wind River CLO Ltd. 5.488% due 04/15/2035 •		2,700	2,704
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(a)		1,900	1,900
Trinitas CLO VII Ltd. 5.378% due 01/25/2035 •		1,800	1,806
Trinitas CLO XIX Ltd. 5.435% due 10/20/2033 •		300	301
Trysail CLO Ltd. 5.564% due 10/20/2033 •		500	501
Wellfleet CLO Ltd. 5.436% due 07/15/2034 •		2,700	2,706
Wind River CLO Ltd. 5.378% due 10/15/2034 •		1,691	1,693

			49,671

Total Asset-Backed Securities (Cost $63,943)			64,475

SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	9,100	1,598
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,300	3,352

Total Sovereign Issues (Cost $4,912)			4,950

		OUNCES
COMMODITIES 15.0%
Gold Warehouse Receipts		15,045	57,593
Platinum Warehouse Receipts		11,570	18,272

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Silver Warehouse Receipts	244,250	11,260

Total Commodities (Cost $57,153)		87,125

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.2%
COMMERCIAL PAPER 4.8%
Alimentation Couche-Tard, Inc. 4.560% due 10/03/2025	$5,700	5,698
Crown Castle, Inc.
4.610% due 10/21/2025 (a)	300	299
4.610% due 10/23/2025	800	798
4.620% due 10/21/2025	3,600	3,590
4.620% due 10/23/2025	2,700	2,692
Glencore Funding LLC 4.360% due 10/16/2025	500	499
HA Sustainable Infrastructure Capital, Inc. 4.950% due 10/07/2025	400	400
HCA, Inc. 4.750% due 10/09/2025	800	799
Keurig Dr. Pepper, Inc. 4.410% due 10/01/2025	1,800	1,800
Oracle Corp. 4.220% due 01/16/2026	5,800	5,728
Southern California Edison Co. 4.800% due 10/27/2025	5,600	5,581

		27,884

	SHARES
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200 (f)	263,821	264

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 5.7%		33,300

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank Discount Notes 3.910% due 12/26/2025 (c)(d)	$1,600	1,585

U.S. TREASURY BILLS 0.3%
4.186% due 10/21/2025 - 12/11/2025 (b)(c)(j)	1,883	1,877

Total Short-Term Instruments (Cost $64,911)		64,910

Total Investments in Securities (Cost $494,138)		525,842

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
MUTUAL FUNDS (e) 2.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	166,763	16,791

Total Mutual Funds (Cost $16,724)		16,791

Total Investments in Affiliates (Cost $16,724)		16,791

Total Investments 93.7% (Cost $510,862)		$542,633
Financial Derivative Instruments (h)(i) (0.1)%(Cost or Premiums, net $(115))		(661)
Other Assets and Liabilities, net 6.4%		37,404

Net Assets 100.0%		$579,376

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Institutional Class Shares of each Fund.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.250%	09/30/2025	10/01/2025	$10,700	U.S. Treasury Notes 3.500% due 09/30/2027	$(16,111)	$15,800	$15,802
BPS	4.210	09/30/2025	10/01/2025	17,500	U.S. Treasury Notes 4.500% due 12/31/2031	(17,841)	17,500	17,502

Total Repurchase Agreements	$(33,952)	$33,300	$33,304

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil December 2025 Futures	$55.000	11/17/2025	78	$78	$73	$52
Put - NYMEX Crude Oil June 2026 Futures	58.000	05/14/2026	92	92	413	404

$486	$456

FUTURE STYLED COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME California Carbon Allowances December 2025 Futures	$40.000	12/15/2025	149	$149	$62	$16

Total Purchased Options	$548	$472

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil December 2025 Futures	$72.000	11/17/2025	78	$78	$(57)	$(39)
Call - NYMEX Crude Oil June 2026 Futures	66.000	05/14/2026	92	92	(366)	(341)

Total Written Options	$(423)	$(380)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2025	341	$81,804	$(3)	$6	$0
Arabica Coffee December Futures	12/2025	57	8,012	(130)	57	0
Arabica Coffee March Futures	03/2026	83	11,172	877	106	0
Australia Government 3-Year Bond December Futures	12/2025	275	19,442	(68)	27	(5)
Brent Crude December Futures	10/2025	466	30,770	(654)	1	(485)
Brent Crude June Futures	04/2026	470	30,545	(481)	0	(374)
Brent Crude March Futures	01/2026	168	10,944	(180)	0	(170)
California Carbon Allowance December Futures	12/2025	100	3,109	228	11	0
California Carbon Allowance Vintage December Futures	12/2026	688	22,573	1,086	76	0
Canada Government 5-Year Bond December Futures	12/2025	236	19,556	230	47	0
Carbon Emissions December Futures	12/2025	150	13,335	603	140	(187)
Cocoa March Futures	03/2026	122	8,291	(514)	0	(280)
Copper December Futures	12/2025	102	12,384	(587)	9	(60)
Corn December Futures	12/2025	504	10,471	29	0	(151)
Corn March Futures	03/2026	25	540	(11)	0	(8)
Cotton No. 2 December Futures	12/2025	52	1,710	(66)	7	0
Gas Oil December Futures	12/2025	63	4,243	133	0	(35)
Gas Oil March Futures	03/2026	343	22,398	288	1	(167)
Gold 100 oz. April Futures	04/2026	50	19,661	644	95	0
Gold 100 oz. December Futures	12/2025	7	2,711	128	13	0
Gold 100 oz. November Futures	11/2025	18	6,945	689	33	0
Hard Red Winter Wheat December Futures	12/2025	409	10,179	(840)	0	(215)
Iron Ore January Futures	01/2026	1,379	13,920	(210)	62	0
Iron Ore November Futures	11/2025	336	3,480	23	19	0
Live Cattle April Futures	04/2026	254	24,196	(35)	120	0
Live Cattle December Futures	12/2025	261	24,511	171	102	0
LME Aluminum January Futures	01/2026	525	35,221	603	186	(45)
LME Aluminum March Futures	03/2026	205	13,790	315	310	(32)
LME Aluminum November Futures	11/2025	293	19,640	593	0	0
LME Lead January Futures	01/2026	13	649	0	0	0
LME Nickel January Futures	01/2026	179	16,413	(136)	0	(22)
LME Nickel March Futures	03/2026	145	13,390	(27)	41	(70)
LME Nickel November Futures	11/2025	267	24,277	(590)	0	0
LME Zinc January Futures	01/2026	474	35,086	800	398	(26)
LME Zinc March Futures	03/2026	175	12,901	589	532	0
LME Zinc November Futures	11/2025	219	16,295	1,043	180	0
Natural Gas December Futures	11/2025	284	11,019	(122)	0	(19)
Natural Gas November Futures	10/2025	471	15,557	(88)	170	0
New York Harbor December Futures	11/2025	114	11,014	151	0	(113)
New York Harbor March Futures	02/2026	350	32,985	270	0	(331)
Platinum October Futures	10/2025	6	475	31	0	(7)
RBOB Gasoline December Futures	11/2025	147	11,574	(21)	0	(122)
RBOB Gasoline March Futures	02/2026	436	34,302	(281)	0	(362)
Silver December Futures	12/2025	64	14,925	1,549	3	(117)
Silver March Futures	03/2026	45	10,620	1,777	0	(85)
Soybean January Futures	01/2026	275	14,028	(552)	0	(131)
Soybean Meal January Futures	01/2026	394	10,949	(307)	0	(70)
Soybean Oil March Futures	03/2026	37	1,116	(60)	0	(5)
Sugar No. 11 March Futures	02/2026	152	2,826	(78)	25	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,984	216,644	80	77	0
WTI Crude December Futures	11/2025	162	10,038	(352)	0	(170)
WTI Crude June Futures	05/2026	10	612	(3)	0	(3)
WTI Crude March Futures	02/2026	178	10,922	(269)	1	(167)

				$6,265	$2,855	$(4,034)

SHORT FUTURES CONTRACTS
					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Corn December Futures	12/2026	120	$(2,754)	$(4)	$14	$0
Gas Oil November Futures	11/2025	64	(4,397)	12	15	(7)
Gas Oil October Futures	10/2025	21	(1,458)	(86)	12	0
LME Aluminum January Futures	01/2026	233	(15,632)	(451)	0	0
LME Aluminum March Futures	03/2026	14	(942)	(6)	0	0
LME Aluminum November Futures	11/2025	293	(19,640)	(534)	0	0
LME Nickel January Futures	01/2026	120	(11,003)	15	0	0
LME Nickel March Futures	03/2026	5	(462)	1	0	0
LME Nickel November Futures	11/2025	267	(24,277)	(12)	0	0
LME Zinc January Futures	01/2026	143	(10,585)	(564)	0	0
LME Zinc March Futures	03/2026	13	(958)	(16)	0	0
LME Zinc November Futures	11/2025	172	(12,798)	(551)	0	0

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Natural Gas January Futures	12/2025	119	(4,971)	714	15	0
New York Harbor November Futures	10/2025	327	(31,919)	51	338	0
Platinum January Futures	01/2026	235	(18,867)	(1,958)	313	0
Soybean Oil December Futures	12/2025	241	(7,156)	294	29	0
U.S. Treasury 2-Year Note December Futures	12/2025	1,004	(209,232)	(102)	0	(110)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	53	(6,363)	(169)	30	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	37	(4,258)	(21)	2	0
Wheat December Futures	12/2025	251	(6,375)	438	144	0
WTI Crude June Futures	05/2026	53	(3,245)	1	49	0

$(2,948)	$961	$(117)

Total Futures Contracts	$3,317	$3,816	$(4,151)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	12/20/2025	0.227%	$5,500	$14	$(3)	$11	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	9,500	$(46)	$(9)	$(55)	$13	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$23,400	(100)	(135)	(235)	0	(13)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	65,047	(96)	172	76	0	(33)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	62,227	(378)	389	11	0	(32)

$(620)	$417	$(203)	$13	$(78)

Total Swap Agreements	$(606)	$414	$(192)	$13	$(78)

Cash of $43,331 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $266 and liability of $(191) for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2025	BRL	4,100	$679	$0	$(91)
10/2025	$764	BRL	4,100	7	0
11/2025	19	100	0	0
04/2026	BRL	1,400	$245	0	(6)
BRC	10/2025	EUR	328	383	0	(2)
10/2025	GBP	250	338	1	0
10/2025	$530	EUR	453	2	0
11/2025	EUR	328	$385	0	(1)
11/2025	$1,370	AUD	2,073	2	0
11/2025	338	GBP	250	0	(1)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

CBK	10/2025	BRL	15,031	$2,826	2	0
10/2025	$1,354	AUD	2,073	18	0
10/2025	2,720	BRL	15,031	105	0
10/2025	198	CAD	276	0	0
10/2025	71	EUR	61	0	0
11/2025	CAD	276	$198	0	0
FAR	10/2025	AUD	21,575	13,995	0	(282)
10/2025	$14,086	AUD	21,575	190	0
11/2025	AUD	21,575	$14,093	0	(190)
12/2025	$46	MXN	877	1	0
GLM	10/2025	BRL	19,800	$3,245	0	(475)
10/2025	$3,702	BRL	19,800	20	(2)
04/2026	BRL	7,700	$1,364	0	(21)
JPM	10/2025	CAD	276	200	1	0
10/2025	EUR	3,584	4,191	0	(17)
10/2025	$183	EUR	156	0	0
11/2025	173	147	0	0
MBC	10/2025	EUR	1,008	$1,194	10	0
MYI	10/2025	BRL	300	49	0	(7)
10/2025	$56	BRL	300	0	0
10/2025	355	EUR	303	1	(1)
SCX	10/2025	GBP	489	$654	0	(4)
10/2025	$1,231	GBP	920	7	0
11/2025	GBP	920	$1,231	0	(7)
11/2025	$654	GBP	489	4	0
SOG	10/2025	BRL	972	$183	0	0
10/2025	EUR	279	329	1	0
10/2025	$182	BRL	972	1	0
10/2025	4,970	EUR	4,226	0	(8)
11/2025	EUR	4,226	$4,979	8	0
11/2025	$329	EUR	279	0	(1)
12/2025	BRL	985	$182	0	0
SSB	10/2025	GBP	920	1,240	3	0
10/2025	$996	GBP	739	0	(2)
UAG	10/2025	ILS	183	$53	0	(2)
10/2025	$55	ILS	183	0	0
11/2025	54	183	2	0

Total Forward Foreign Currency Contracts	$386	$(1,120)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	170,600	$114	$44
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	83,100	84	90
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	158,500	168	172

Total Purchased Options	$366	$306

(j)

Securities with an aggregate market value of $876 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$130,838	$0	$130,838
Industrials	0	72,974	0	72,974
Utilities	0	12,741	0	12,741
U.S. Government Agencies	0	79,870	6,998	86,868
Non-Agency Mortgage-Backed Securities	0	961	0	961
Asset-Backed Securities
Automobile ABS Other	0	2,703	0	2,703
Automobile Sequential	0	8,071	0	8,071
Credit Card Bullet	0	4,030	0	4,030
Other ABS	1,900	47,771	0	49,671
Sovereign Issues	0	4,950	0	4,950
Commodities	0	87,125	0	87,125
Short-Term Instruments
Commercial Paper	0	27,884	0	27,884
Mutual Funds	0	264	0	264

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Repurchase Agreements	0	33,300	0	33,300
Short-Term Notes	0	1,585	0	1,585
U.S. Treasury Bills	0	1,877	0	1,877

$1,900	$516,944	$6,998	$525,842
Investments in Affiliates, at Value
Mutual Funds	16,791	0	0	16,791

Total Investments	$18,691	$516,944	$6,998	$542,633

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,173	128	0	4,301
Over the counter	0	692	0	692

$4,173	$820	$0	$4,993
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,421)	(188)	0	(4,609)
Over the counter	0	(1,120)	0	(1,120)

$(4,421)	$(1,308)	$0	$(5,729)

Total Financial Derivative Instruments	$(248)	$(488)	$0	$(736)

Totals	$18,443	$516,456	$6,998	$541,897

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
U.S. Government Agencies	$3,004	$6,998	$(113)	$0	$0	$13	$0	$(2,904)	$6,998	$0

Totals	$3,004	$6,998	$(113)	$0	$0	$13	$0	$(2,904)	$6,998	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies	$6,998	Recent Transaction	Purchase Price	99.938 - 100.000	99.969

Total	$6,998

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.0% ¤
CORPORATE BONDS & NOTES 27.2%
BANKING & FINANCE 13.0%
ABN AMRO Bank NV 6.575% due 10/13/2026 •	$2,200	$2,201
American Honda Finance Corp. 4.927% due 03/08/2027 •	7,700	7,716
American Tower Corp. 5.000% due 01/31/2030	1,600	1,638
Athene Global Funding 5.159% due 09/18/2028 •	9,400	9,427
Aviation Capital Group LLC
1.950% due 01/30/2026	1,131	1,121
4.875% due 10/01/2025	1,000	1,000
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	421	417
3.250% due 02/15/2027	1,000	984
5.500% due 01/15/2026	8,654	8,666
Banque Federative du Credit Mutuel SA 5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~	550	553
Barclays PLC
4.375% due 01/12/2026	400	400
5.829% due 05/09/2027 •	8,500	8,576
BPCE SA 6.612% due 10/19/2027 •	2,400	2,455
Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,445	2,398
5.550% due 04/09/2027	5,800	5,901
Citadel Finance LLC 3.375% due 03/09/2026	1,000	994
Citadel LP 4.875% due 01/15/2027	1,855	1,859
Crown Castle, Inc. 3.700% due 06/15/2026	1,600	1,594
F&G Global Funding 1.750% due 06/30/2026	723	709
Ford Motor Credit Co. LLC
5.125% due 11/05/2026	300	301
5.800% due 03/05/2027	9,261	9,357
FS KKR Capital Corp. 3.400% due 01/15/2026	9,034	8,994
GA Global Funding Trust 4.400% due 09/23/2027	1,500	1,504
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026	107	106
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,396
Mizuho Financial Group, Inc. 5.361% (SOFRRATE + 1.080%) due 05/13/2031 ~	8,500	8,515
National Bank of Canada 4.702% due 03/05/2027 •	6,000	6,009
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,745	4,577
Nomura Holdings, Inc. 5.709% due 01/09/2026	2,300	2,309
Pacific Life Global Funding II 4.823% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,500
Royal Bank of Canada
4.972% (SOFRINDX + 0.820%) due 03/27/2028 ~	4,934	4,953
5.033% (SOFRINDX + 0.720%) due 10/18/2027 ~	5,200	5,214
Sammons Financial Group, Inc. 4.450% due 05/12/2027	1,423	1,423
Societe Generale SA 1.488% due 12/14/2026 •	2,000	1,988
U.S. Bancorp 5.727% due 10/21/2026 •	833	834
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	2,518	2,491
4.250% due 12/01/2026	900	897

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.500% due 09/01/2026	300	300

		125,277

INDUSTRIALS 12.0%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	9,329	9,398
Amcor Flexibles North America, Inc. 3.100% due 09/15/2026	550	544
Bayer U.S. Finance II LLC
4.250% due 12/15/2025	5,200	5,196
4.375% due 12/15/2028	4,500	4,485
Bayer U.S. Finance LLC 6.125% due 11/21/2026	2,200	2,239
Beignet 6.850% due 06/01/2049 «(a)	1,400	1,400
Berry Global, Inc.
1.570% due 01/15/2026	7,500	7,436
4.875% due 07/15/2026	1,731	1,731
Boeing Co.
2.196% due 02/04/2026	10,500	10,422
2.750% due 02/01/2026	300	298
6.259% due 05/01/2027	600	618
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	700	716
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	694
Dell International LLC/EMC Corp. 4.900% due 10/01/2026	1,700	1,710
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/2025	35	35
EOG Resources, Inc. 4.150% due 01/15/2026	600	600
Hyatt Hotels Corp. 5.050% due 03/30/2028	1,700	1,728
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,702
Las Vegas Sands Corp. 3.500% due 08/18/2026	9,549	9,476
Marvell Technology, Inc. 1.650% due 04/15/2026	1,588	1,565
Mattel, Inc. 3.375% due 04/01/2026	871	865
NTT Finance Corp. 1.162% due 04/03/2026	4,500	4,430
Ooredoo International Finance Ltd. 5.000% due 10/19/2025	2,339	2,341
Renesas Electronics Corp. 2.170% due 11/25/2026	705	687
Rogers Communications, Inc. 3.200% due 03/15/2027	3,320	3,274
Rolls-Royce PLC 3.625% due 10/14/2025	9,842	9,838
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	8,600	8,769
SK Hynix, Inc. 1.500% due 01/19/2026	3,100	3,074
Skyworks Solutions, Inc. 1.800% due 06/01/2026	9,400	9,246
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	2,100	2,118
Triton Container International Ltd. 2.050% due 04/15/2026	3,164	3,125
United Airlines Pass-Through Trust 3.750% due 03/03/2028	1,206	1,196
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	2,500	2,522
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	575	576
5.213% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,800	1,807

		115,861

UTILITIES 2.2%
AES Corp. 1.375% due 01/15/2026	600	594
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 4.150% due 08/15/2026	150	150
Emera U.S. Finance LP 3.550% due 06/15/2026	803	798
Enel Finance International NV 7.050% due 10/14/2025	2,500	2,502
FirstEnergy Corp. 3.900% due 07/15/2027	901	896

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

New York State Electric & Gas Corp. 3.250% due 12/01/2026	9,146	9,036
Pacific Gas & Electric Co. 3.150% due 01/01/2026	2,000	1,994
Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,244
4.400% due 09/06/2026	1,000	1,002
4.875% due 02/01/2027	300	302
4.900% due 06/01/2026	600	602

		21,120

Total Corporate Bonds & Notes (Cost $261,582)		262,258

MUNICIPAL BONDS & NOTES 0.6%
LOUISIANA 0.6%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.773% (US0003M + 0.300%) due 02/15/2036 ~	6,110	5,692

Total Municipal Bonds & Notes (Cost $5,660)		5,692

U.S. GOVERNMENT AGENCIES 34.5%
Federal Home Loan Mortgage Corp.
2.000% due 02/01/2028 - 04/01/2028	2	1
3.000% due 03/01/2048	275	247
5.000% due 10/01/2033 - 02/01/2038	239	243
5.400% due 09/01/2037 - 11/01/2038	204	211
5.500% due 08/01/2033 - 06/01/2047	888	912
5.550% due 06/01/2037	55	57
6.000% due 09/01/2031 - 05/01/2033	16	16
6.500% due 11/01/2036 - 10/17/2038	226	232
7.000% due 05/01/2029	8	8
Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	120	110
5.226% due 04/25/2055 •	5,795	5,799
5.250% due 10/25/2055 •	500	501
5.286% due 05/25/2055 •	5,640	5,659
5.296% due 11/25/2054 •	10,655	10,673
5.306% due 10/25/2054 - 09/25/2055 •	15,009	15,043
5.336% due 02/25/2055 •	1,067	1,072
5.356% due 10/25/2052 - 06/25/2055 •	25,485	25,518
5.456% due 07/25/2055 •	2,032	2,037
5.506% due 12/25/2054 - 08/25/2055 •	12,788	12,840
5.556% due 01/25/2055 - 08/25/2055 •	6,955	6,992
5.606% due 05/25/2054 •	2,678	2,696
Federal National Mortgage Association
3.000% due 10/01/2046	207	187
4.000% due 06/01/2042 - 03/01/2047	372	362
4.750% due 09/01/2034 - 04/01/2036	272	275
5.000% due 07/01/2033 - 07/01/2044	966	968
5.150% due 05/01/2035	32	32
5.340% due 09/01/2029	33	34
5.350% due 02/01/2035 - 01/01/2038	246	247
5.450% due 04/01/2036	73	74
5.500% due 12/01/2031 - 09/01/2040	694	704
6.000% due 05/01/2029 - 04/01/2048	490	504
6.500% due 07/01/2036 - 09/01/2048	240	247
Federal National Mortgage Association REMICS
5.256% due 09/25/2054 •	7,496	7,506
5.266% due 03/25/2055 •	656	656
5.289% due 08/25/2055 •	900	902
5.306% due 01/25/2055 - 03/25/2055 •	819	822
5.356% due 10/25/2054 - 05/25/2055 •	4,503	4,527
5.406% due 01/25/2055 - 05/25/2055 •	4,657	4,668
5.456% due 06/25/2054 - 07/25/2055 •	8,510	8,528
5.506% due 01/25/2055 - 03/25/2055 •	6,034	6,059
5.516% due 03/25/2055 •	2,313	2,322
5.556% due 12/25/2053 - 01/25/2055 •	3,073	3,090
5.606% due 02/25/2055 •	854	860
Federal National Mortgage Association-ACES
2.659% due 12/25/2026 ~	851	836
2.961% due 02/25/2027 ~	1,920	1,895
3.163% due 06/25/2027 ~	643	632
Government National Mortgage Association
3.000% due 11/20/2046	72	64
3.500% due 05/20/2042	51	46
3.700% due 04/15/2042	92	88
3.740% due 03/20/2042 - 07/20/2042	69	64
3.750% due 04/15/2042 - 03/20/2044	119	112
4.000% due 04/20/2040 - 06/20/2043	497	468
4.500% due 08/20/2038 - 11/20/2048	318	312
5.350% due 12/15/2036 - 01/15/2038	196	203
5.400% due 06/20/2039	76	78

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.500% due 03/20/2034 - 08/20/2041	300	302
6.000% due 09/20/2038	25	26
6.500% due 10/15/2027 - 07/20/2039	28	28
7.000% due 05/15/2026 - 06/20/2055	5,392	5,467
Government National Mortgage Association REMICS
2.500% due 10/20/2049	99	89
3.500% due 11/20/2049	6,552	6,377
4.920% due 10/01/2055 «	850	850
5.139% due 10/20/2072 •	653	654
5.150% due 07/20/2065 «	850	849
5.261% due 08/16/2039 •	3	3
5.289% due 06/20/2055 - 07/20/2074 •	13,926	13,976
5.339% due 01/20/2054 - 05/20/2055 •	1,751	1,760
5.369% due 09/20/2073 •	7,355	7,430
5.389% due 05/20/2073 •	10,426	10,539
5.539% due 06/20/2055 - 07/20/2055 •	1,090	1,094
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055	62,100	61,553
6.000% due 11/01/2055	80,900	82,637

Total U.S. Government Agencies (Cost $332,775)		332,873

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2026	7,816	7,790
0.125% due 10/15/2026 (f)	2,364	2,351
2.125% due 04/15/2029	2,809	2,901

Total U.S. Treasury Obligations (Cost $12,912)		13,042

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
AG Trust 6.166% due 07/15/2041 •	1,616	1,624
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	264	255
Bear Stearns ALT-A Trust
4.592% due 02/25/2034 •	442	418
5.425% due 05/25/2035 ~	15	15
BWAY Mortgage Trust 5.515% due 09/15/2036 •	3,000	2,909
BX Trust 4.964% due 01/15/2034 •	407	407
Chase Mortgage Finance Trust 6.272% due 02/25/2037 ~	245	241
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.472% due 01/25/2036 •	21	20
4.502% due 10/25/2035 •	133	128
4.572% due 08/25/2035 •	13	13
Citigroup Mortgage Loan Trust, Inc.
5.000% due 05/25/2051 •	3,308	3,073
5.856% due 06/25/2055 •	732	739
Countrywide Alternative Loan Trust 4.552% due 06/25/2037 •	48	44
Extended Stay America Trust 5.344% due 07/15/2038 •	4,722	4,726
First Horizon Alternative Mortgage Securities Trust 5.643% due 02/25/2035 ~	131	125
GCAT Trust
2.650% due 10/25/2068 ~	202	197
2.885% due 12/27/2066 ~	1,458	1,377
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,236	2,077
5.000% due 02/25/2052 •	3,623	3,364
5.698% due 11/25/2054 •	1,508	1,512
GSR Mortgage Loan Trust
6.224% due 08/25/2033 •	6	6
Impac CMB Trust 4.912% due 03/25/2035 •	58	56
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	21	21
5.315% due 04/15/2038 •	866	866
5.648% due 12/15/2031 •	551	549
JP Morgan Mortgage Trust 5.204% due 07/25/2035 ~	134	129
MASTR Adjustable Rate Mortgages Trust 6.592% due 04/21/2034 ~	11	11
Merrill Lynch Mortgage Investors Trust
4.732% due 04/25/2029 •	69	64
5.889% due 12/25/2035 ~	119	117
MFA Trust 6.105% due 12/25/2068 þ	666	672
Morgan Stanley Mortgage Loan Trust 5.352% due 11/25/2035 •	755	759

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •	733	681
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	712	682
2.464% due 01/26/2060 ~	3,949	3,723
3.500% due 12/25/2057 ~	760	739
3.500% due 10/25/2059 ~	308	291
4.500% due 05/25/2058 ~	76	74
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •	6,000	5,984
OBX Trust
1.957% due 10/25/2061 ~	192	165
6.520% due 07/25/2063 þ	1,570	1,585
ONE Mortgage Trust 4.964% due 03/15/2036 •	3,914	3,860
One New York Plaza Trust 5.215% due 01/15/2036 •	2,700	2,658
PRKCM Trust 6.333% due 03/25/2059 þ	241	244
PRPM Trust 6.221% due 11/25/2068 þ	489	495
Sequoia Mortgage Trust
4.650% due 07/20/2036 •	355	307
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	165	162
Structured Asset Mortgage Investments II Trust 4.828% due 07/19/2034 •	2	1
Structured Asset Mortgage Investments Trust 4.908% due 09/19/2032 •	2	2
Thornburg Mortgage Securities Trust 5.693% due 04/25/2045 ~	24	24
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	528	499
2.250% due 12/25/2061 ~	1,461	1,424
3.750% due 05/25/2058 ~	1,319	1,299
5.272% due 05/25/2058 •	471	482
5.272% due 10/25/2059 •	307	307
Verus Securitization Trust
5.712% due 01/25/2069 þ	1,181	1,189
6.259% due 12/25/2068 þ	2,866	2,900
6.476% due 06/25/2068 þ	1,468	1,479
WaMu Mortgage Pass-Through Certificates Trust
3.903% due 07/25/2037 ~	310	279
4.892% due 01/25/2045 •	4	4
5.072% due 06/25/2044 •	300	300
5.132% due 10/25/2045 •	45	44
5.133% due 06/25/2046 •	19	18
5.771% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $59,474)		58,416

ASSET-BACKED SECURITIES 25.2%
AUTOMOBILE ABS OTHER 0.5%
Ford Credit Auto Lease Trust 4.782% (SOFR30A + 0.410%) due 08/15/2027 ~	4,534	4,537

AUTOMOBILE SEQUENTIAL 8.6%
Ally Auto Receivables Trust 4.140% due 07/16/2029	4,000	4,011
ARI Fleet Lease Trust 4.590% due 03/15/2034	1,100	1,107
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,328
Bank of America Auto Trust 5.530% due 02/15/2028	2,212	2,230
BofA Auto Trust 5.350% due 11/15/2028	4,500	4,545
Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,300	5,311
4.550% due 05/10/2030	3,000	3,025
5.380% due 03/12/2029	2,500	2,546
5.820% due 08/10/2028	1,751	1,763
Chase Auto Owner Trust
4.180% due 08/27/2029	800	803
4.940% due 07/25/2029	8,400	8,493
Citizens Auto Receivables Trust
5.830% due 02/15/2028	3,660	3,690
5.840% due 01/18/2028	4,252	4,282
Enterprise Fleet Financing LLC
4.820% due 02/20/2029	3,700	3,761
5.510% due 01/22/2029	1,489	1,493
5.760% due 10/22/2029	1,230	1,236

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,212
GECU Auto Receivables Trust 5.630% due 08/15/2028	1,977	1,989
GM Financial Automobile Leasing Trust 5.090% due 03/22/2027	2,072	2,079
Harley-Davidson Motorcycle Trust 4.310% due 07/16/2029	4,200	4,217
Huntington Auto Trust 5.230% due 01/16/2029	3,000	3,034
LAD Auto Receivables Trust 5.610% due 08/15/2028	2,415	2,431
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030	3,000	3,043
Tesla Auto Lease Trust 6.130% due 09/21/2026	762	763
Toyota Auto Receivables Owner Trust 5.160% due 04/17/2028	2,385	2,400

		82,792

CMBS OTHER 0.7%
AREIT Trust 6.385% due 06/17/2039 •	5,404	5,414
BXMT Ltd. 6.157% due 11/15/2037 •	1,288	1,287
MF1 Ltd. 5.957% due 12/15/2035 •	291	292
Ready Capital Mortgage Financing LLC 6.532% due 10/25/2039 •	10	10

		7,003

CREDIT CARD BULLET 1.5%
Synchrony Card Funding LLC 5.540% due 07/15/2029	8,000	8,094
Synchrony Card Issuance Trust 4.780% due 02/15/2031	5,900	6,008

		14,102

HOME EQUITY OTHER 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.082% due 06/25/2034 •	55	57
Bear Stearns Asset-Backed Securities I Trust 5.172% due 08/25/2034 •	389	381
Bear Stearns Asset-Backed Securities Trust 5.072% due 10/27/2032 •	2	2
Chase Funding Trust 4.872% due 07/25/2033 •	133	134
Countrywide Asset-Backed Certificates Trust 3.123% due 03/25/2036 •	59	58
Finance America Mortgage Loan Trust 5.097% due 08/25/2034 •	97	93
GSAA Home Equity Trust 4.812% due 07/25/2037 •	47	46
GSAMP Trust 4.792% due 06/25/2036 •	392	383
Home Equity Asset Trust 5.322% due 11/25/2034 •	173	172
New Century Home Equity Loan Trust 5.202% due 11/25/2034 •	285	291
RAAC Trust 4.822% due 01/25/2046 •	194	194
Renaissance Home Equity Loan Trust 3.434% due 08/25/2033 •	584	535
Residential Asset Securities Corporation Trust 5.367% due 03/25/2035 •	176	176
Saxon Asset Securities Trust 0.000% due 05/25/2035 •	88	85
Securitized Asset-Backed Receivables LLC Trust 4.947% due 01/25/2035 •	88	82
Soundview Home Loan Trust 4.947% due 06/25/2035 •	27	27
Structured Asset Investment Loan Trust
4.822% due 09/25/2034 •	1,394	1,346
4.977% due 03/25/2034 •	279	293

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.872% due 04/25/2034 •	712	710

		5,065

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust
4.592% due 04/25/2036 •	805	791
5.022% due 11/25/2034 •	48	48

		839

OTHER ABS 13.3%
37 Capital CLO 1 Ltd. 5.598% due 10/15/2034 •	3,400	3,404
Apidos CLO XXXV Ltd. 5.637% due 04/20/2034 •	650	651
Ascent Education Funding Trust 6.140% due 10/25/2050	1,718	1,763
Atlas Senior Loan Fund XVII Ltd. 5.385% due 10/20/2034 •	1,000	1,001
Atlas Static Senior Loan Fund I Ltd. 6.068% due 07/15/2030 •	732	733
Bain Capital Credit CLO Ltd.
5.379% due 07/24/2034 •	3,300	3,304
5.415% due 10/21/2034 •	3,300	3,304
Dryden 60 CLO Ltd. 5.629% due 07/15/2031 •	3,546	3,552
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	3,308	2,966
Elmwood CLO 15 Ltd. 5.408% due 04/22/2035 •	4,500	4,517
ICG U.S. CLO Ltd. 5.308% due 01/16/2033 •	2,709	2,709
Jamestown CLO XVI Ltd. 5.438% due 07/25/2034 •	500	500
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •	4,700	4,700
KKR CLO 9 Ltd. 5.529% due 07/15/2030 •	119	119
LCM 30 Ltd. 5.667% due 04/20/2031 •	490	491
LCM 36 Ltd. 5.388% due 01/15/2034 •	1,600	1,605
Navient Private Education Loan Trust
2.460% due 11/15/2068	427	413
5.715% due 07/16/2040 •	822	825
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	736	674
1.170% due 09/16/2069	941	884
1.310% due 01/15/2069	334	317
5.265% due 04/15/2069 •	1,152	1,147
Navient Student Loan Trust 6.480% due 03/15/2072	3,999	4,113
Nelnet Student Loan Trust
4.670% due 06/22/2065	4,500	4,489
4.840% due 05/17/2055	2,400	2,420
Northwoods Capital 25 Ltd. 4.862% due 07/20/2034 •	1,600	1,600
Octagon Investment Partners 40 Ltd. 5.365% due 01/20/2035 •	3,400	3,406
PFS Financing Corp. 5.520% due 10/15/2028	5,000	5,075
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039	4,509	4,520
Post Road Equipment Finance LLC 4.900% due 05/15/2031	5,000	5,042
Recette CLO Ltd. 5.667% due 04/20/2034 •	4,300	4,306
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(a)	2,200	2,200
Romark CLO V Ltd. 5.476% due 01/15/2035 •	4,400	4,417
Sandstone Peak Ltd. 5.598% due 10/15/2034 •	3,000	3,007
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •	1,120	1,122
Sculptor CLO XXVII Ltd. 5.385% due 07/20/2034 •	3,400	3,402
Shackleton CLO Ltd. 5.525% due 07/20/2034 •	4,300	4,307
SLM Student Loan Trust
5.352% due 04/25/2049 •	14	14
6.302% due 01/27/2026 •	52	52

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SMB Private Education Loan Trust
1.600% due 09/15/2054	567	536
2.230% due 09/15/2037	847	822
4.480% due 05/16/2050	1,914	1,911
4.865% due 03/17/2053 •	262	260
5.090% due 10/16/2056	1,029	1,043
5.122% due 09/15/2054 •	2,258	2,250
5.380% due 07/15/2053	2,143	2,202
5.670% due 11/15/2052	3,301	3,395
5.822% due 03/15/2056 •	328	332
SoFi Professional Loan Program LLC 1.950% due 02/15/2046	359	337
TIAA CLO IV Ltd. 5.465% due 01/20/2032 •	1,415	1,416
Towd Point Asset Trust 4.950% due 11/20/2061 •	500	499
Tralee CLO VI Ltd. 5.538% due 10/25/2032 •	2,208	2,212
Venture 36 CLO Ltd. 5.717% due 04/20/2032 •	660	662
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •	1,334	1,335
Verdelite Static CLO Ltd. 5.455% due 07/20/2032 •	3,169	3,171
Verizon Master Trust 4.170% due 08/20/2030	4,500	4,524
Voya CLO Ltd.
5.385% due 04/20/2034 •	3,300	3,304
5.491% due 04/17/2030 •	269	269
5.579% due 10/15/2030 •	586	587
Wellfleet CLO Ltd. 5.505% due 04/20/2034 •	4,500	4,507

		128,645

Total Asset-Backed Securities (Cost $241,838)		242,983

SOVEREIGN ISSUES 2.4%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	2,800	2,957
Eagle Funding Luxco SARL 5.500% due 08/17/2030	5,400	5,485
Kommunalbanken AS 4.473% (SOFRINDX + 0.320%) due 06/25/2027 ~	15,000	15,005

Total Sovereign Issues (Cost $23,229)		23,447

SHORT-TERM INSTRUMENTS 16.8%
COMMERCIAL PAPER 11.6%
AES Corp. 4.500% due 10/07/2025	9,000	8,992
Air Lease Corp.
4.550% due 10/02/2025	700	700
4.560% due 10/07/2025	9,600	9,592
4.570% due 10/10/2025	2,100	2,097
Alimentation Couche-Tard, Inc. 4.560% due 10/01/2025	9,500	9,499
Bacardi-Martini BV 4.780% due 10/16/2025	4,700	4,690
Campbell's Co. 4.550% due 10/09/2025	9,400	9,390
Crown Castle, Inc.
4.610% due 10/21/2025 (a)	500	499
4.610% due 10/23/2025	4,500	4,487
4.620% due 10/21/2025	3,200	3,191
4.620% due 10/23/2025	2,400	2,393
4.800% due 10/09/2025	1,100	1,099
HA Sustainable Infrastructure Capital, Inc. 4.950% due 10/07/2025	9,500	9,491
HCA, Inc.
4.600% due 10/22/2025	14,000	13,960
4.650% due 10/17/2025	600	599
4.750% due 10/09/2025	1,100	1,099
Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025	8,800	8,799
4.450% due 10/15/2025	300	299
Oracle Corp. 4.330% due 11/19/2025	9,500	9,444
Southern California Edison Co. 4.800% due 10/27/2025	1,900	1,893

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Targa Resources Corp. 4.380% due 10/17/2025	9,500	9,479

		111,692

REPURCHASE AGREEMENTS (c) 5.2%		-

Total Short-Term Instruments (Cost $161,505)		161,492

Total Investments in Securities (Cost $1,098,975)		1,100,203

Total Investments 114.0% (Cost $1,098,975)		$1,100,203
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $(1,092))		347
Other Assets and Liabilities, net (14.0)%		(135,802)

Net Assets 100.0%		$964,748

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025	$49,800	U.S. Treasury Notes 4.125% due 03/31/2029	$(50,827)	$49,800	$49,806

Total Repurchase Agreements	$(50,827)	$49,800	$49,806

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(110) at a weighted average interest rate of 4.429%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2026	1,728	$417,809	$138	$119	$0
3-Month SOFR Active Contract September Futures	12/2025	259	62,132	3	6	0
U.S. Treasury 5-Year Note December Futures	12/2025	5,669	619,028	488	110	0

$629	$235	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	413	$(86,069)	$63	$12	$(39)
U.S. Treasury 10-Year Note December Futures	12/2025	84	(9,450)	(42)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	192	(23,052)	(648)	86	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	275	(31,646)	(223)	15	0

$(850)	$115	$(39)

Total Futures Contracts	$(221)	$350	$(39)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$143,500	$178	$35	$213	$0	$(9)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	90,491	(36)	141	105	0	(46)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	295,297	(1,794)	1,847	53	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	27,200	301	(62)	239	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	5,100	(74)	(9)	(83)	0	(2)

Total Swap Agreements	$(1,425)	$1,952	$527	$0	$(218)

Cash of $19,021 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $6 and liability of $(11) for closed futures is outstanding at period end.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	AUD	16	$11	$0	$0
10/2025	$104	CAD	144	0	0
11/2025	CAD	144	$104	0	0
11/2025	$11	AUD	16	0	0
BPS	10/2025	AUD	11	$7	0	0
11/2025	$7	AUD	11	0	0
BRC	10/2025	CHF	48	$60	0	(1)
10/2025	$51	CHF	41	0	0
11/2025	CHF	40	$51	0	0
FAR	10/2025	AUD	12	8	0	0
10/2025	$32	AUD	49	1	0
11/2025	8	12	0	0
JPM	10/2025	CAD	144	$104	1	0
SOG	10/2025	AUD	10	6	0	0
11/2025	$6	AUD	10	0	0

Total Forward Foreign Currency Contracts	$2	$(1)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650%	09/09/2026	205,500	$215	$223
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	372,400	205	96
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	15,900	16	17
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	165,900	176	180

Total Purchased Options	$612	$516

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.248%	$7,100	$(279)	$21	$0	$(258)

Total Swap Agreements	$(279)	$21	$0	$(258)

(f)

Securities with an aggregate market value of $286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$125,277	$0	$125,277
Industrials	0	114,461	1,400	115,861
Utilities	0	21,120	0	21,120
Municipal Bonds & Notes
Louisiana	0	5,692	0	5,692
U.S. Government Agencies	0	331,174	1,699	332,873
U.S. Treasury Obligations	0	13,042	0	13,042
Non-Agency Mortgage-Backed Securities	0	58,416	0	58,416
Asset-Backed Securities
Automobile ABS Other	0	4,537	0	4,537
Automobile Sequential	0	82,792	0	82,792
CMBS Other	0	7,003	0	7,003
Credit Card Bullet	0	14,102	0	14,102
Home Equity Other	0	5,065	0	5,065
Whole Loan Collateral	0	839	0	839
Other ABS	0	128,645	0	128,645
Sovereign Issues	0	23,447	0	23,447
Short-Term Instruments
Commercial Paper	0	111,692	0	111,692
Repurchase Agreements	0	49,800	0	49,800

Total Investments	$0	$1,097,104	$3,099	$1,100,203

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	350	0	350
Over the counter	0	518	0	518

$0	$868	$0	$868
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(257)	0	(257)
Over the counter	0	(259)	0	(259)

$0	$(516)	$0	$(516)

Total Financial Derivative Instruments	$0	$352	$0	$352

Totals	$0	$1,097,456	$3,099	$1,100,555

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 19.4%
ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~	$400	$401
6.575% due 10/13/2026 •	1,200	1,201
Alexandria Real Estate Equities, Inc. 3.800% due 04/15/2026	685	682
Allstate Corp.
0.750% due 12/15/2025	520	516
3.280% due 12/15/2026	180	178
American Honda Finance Corp. 4.985% due 08/13/2027 •	900	902
Aon Global Ltd. 3.875% due 12/15/2025	1,652	1,650
Athene Global Funding 5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~	1,200	1,203
Bank of America NA 5.268% (SOFRRATE + 1.020%) due 08/18/2026 ~	1,400	1,408
Bank of New York Mellon 4.587% due 04/20/2027 •	500	502
Bank of Nova Scotia 4.299% due 03/20/2028	1,000	1,011
Barclays PLC
4.375% due 01/12/2026	200	200
7.325% due 11/02/2026 •	1,400	1,403
BNP Paribas SA 1.323% due 01/13/2027 •	1,000	991
BPCE SA
1.652% due 10/06/2026 •	2,267	2,266
5.975% due 01/18/2027 •	500	502
Citigroup Global Markets Holdings, Inc. 4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~	800	800
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •	1,800	1,777
Credit Agricole SA 1.247% due 01/26/2027 •	1,000	990
Deutsche Bank AG
1.686% due 03/19/2026	1,178	1,165
4.100% due 01/13/2026	1,000	999
Ford Motor Credit Co. LLC
4.542% due 08/01/2026	100	100
5.800% due 03/05/2027	500	505
6.950% due 03/06/2026	1,000	1,008
ING Groep NV 4.625% due 01/06/2026	400	400
Intesa Sanpaolo SpA 7.000% due 11/21/2025	1,600	1,606
JPMorgan Chase & Co. 1.578% due 04/22/2027 •	2,100	2,070
Manulife Financial Corp. 4.150% due 03/04/2026	1,700	1,699
NatWest Group PLC 7.472% due 11/10/2026 •	2,200	2,207
NatWest Markets PLC 5.149% (SOFRRATE + 0.900%) due 05/17/2027 ~	500	503
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% due 03/15/2027	1,500	1,501
Norinchukin Bank
1.284% due 09/22/2026	200	194
4.867% due 09/14/2027	1,000	1,011
PNC Financial Services Group, Inc. 4.758% due 01/26/2027 •	1,000	1,001
Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~	400	400
5.031% due 04/10/2026 •	400	401
Sammons Financial Group Global Funding 5.064% due 09/02/2027 •	400	401
SBA Tower Trust 1.884% due 07/15/2050	2,000	1,985
Standard Chartered PLC 6.187% due 07/06/2027 •	500	507
U.S. Bancorp 5.727% due 10/21/2026 •	504	504

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Weyerhaeuser Co.
4.750% due 05/15/2026		1,244	1,248
7.350% due 07/01/2026		1,000	1,021

			41,019

INDUSTRIALS 5.8%
AstraZeneca PLC 3.375% due 11/16/2025		519	518
Berry Global, Inc.
1.570% due 01/15/2026		700	694
4.875% due 07/15/2026		893	893
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,500	1,731
Conagra Brands, Inc. 5.300% due 10/01/2026		$2,000	2,021
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/2025		405	405
Illumina, Inc. 4.650% due 09/09/2026		1,000	1,005
Kraft Heinz Foods Co. 3.000% due 06/01/2026		1,000	992
NTT Finance Corp. 4.567% due 07/16/2027		500	504
Rogers Communications, Inc. 3.625% due 12/15/2025		600	599
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		200	199
Synopsys, Inc. 4.550% due 04/01/2027		500	503
Sysco Corp. 3.750% due 10/01/2025		745	745
Whitbread Group PLC 3.375% due 10/16/2025	GBP	1,000	1,344

			12,153

UTILITIES 2.9%
AES Corp. 1.375% due 01/15/2026		$1,867	1,850
Electricite de France SA 3.625% due 10/13/2025		1,500	1,499
Enel Finance International NV 7.050% due 10/14/2025		1,900	1,902
KeySpan Gas East Corp. 2.742% due 08/15/2026		940	928

			6,179

Total Corporate Bonds & Notes (Cost $58,888)			59,351

U.S. GOVERNMENT AGENCIES 10.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 4.905% due 08/25/2027 •		544	544
Federal Home Loan Mortgage Corp. REMICS
5.087% due 01/15/2054 •		396	391
5.256% due 09/25/2054 - 03/25/2055 •		1,770	1,775
5.296% due 11/25/2054 •		2,823	2,828
5.306% due 03/25/2055 - 04/25/2055 •		1,912	1,912
5.356% due 06/25/2055 - 08/25/2055 •		1,536	1,545
5.506% due 01/25/2055 •		820	823
5.556% due 01/25/2055 - 02/25/2055 •		430	432
5.606% due 05/25/2054 •		487	490
Federal National Mortgage Association 3.500% due 01/01/2028		669	666
Federal National Mortgage Association REMICS
4.810% due 08/25/2044 •		559	554
4.971% due 05/25/2046 •		184	182
5.256% due 09/25/2054 •		2,742	2,746
5.306% due 11/25/2053 - 03/25/2055 •		795	799
5.356% due 05/25/2055 •		279	281
5.406% due 05/25/2055 •		193	194
5.456% due 06/25/2054 - 01/25/2055 •		1,235	1,238
5.556% due 12/25/2053 - 02/25/2055 •		739	743
5.606% due 02/25/2055 •		171	172
Government National Mortgage Association REMICS
3.000% due 06/20/2051 •		971	849
4.920% due 10/01/2055 «		1,000	1,000
4.981% due 10/20/2062 •		223	223
5.116% due 02/20/2064 •		689	691
5.150% due 07/20/2065 «		1,000	999
5.174% due 03/20/2067 •		750	756

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.489% due 05/20/2073 •		244	246

Total U.S. Government Agencies (Cost $23,164)			23,079

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes
3.875% due 05/31/2027		2,600	2,610
3.875% due 07/15/2028		1,400	1,409

Total U.S. Treasury Obligations (Cost $3,999)			4,019

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Gemgarto PLC 4.871% due 12/16/2067 •	GBP	25	34
OBX Trust
2.305% due 11/25/2061 ~		$513	465
2.783% due 01/25/2062 þ		392	379
One Market Plaza Trust 3.614% due 02/10/2032		438	425
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		75	72
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		188	186
VASA Trust 5.165% due 07/15/2039 •		500	490

Total Non-Agency Mortgage-Backed Securities (Cost $2,152)			2,051

ASSET-BACKED SECURITIES 11.5%
AUTOMOBILE ABS OTHER 1.1%
Tesla Auto Lease Trust 4.979% due 01/20/2027 •		623	623
Tesla Electric Vehicle Trust 4.909% due 12/21/2026 •		98	98
Toyota Lease Owner Trust
4.799% due 07/20/2027 •		1,211	1,212
4.829% due 02/22/2027 •		321	322

			2,255

AUTOMOBILE SEQUENTIAL 3.9%
ARI Fleet Lease Trust
5.410% due 02/17/2032		273	273
5.540% due 04/15/2033		621	626
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	400	290
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$579	583
BofA Auto Trust 5.570% due 12/15/2026		18	18
CarMax Auto Owner Trust
3.490% due 02/16/2027		68	68
3.970% due 04/15/2027		181	181
Carvana Auto Receivables Trust 5.620% due 01/10/2029		680	687
Chase Auto Owner Trust 5.680% due 01/25/2029		1,267	1,282
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		415	417
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	388	283
Ford Auto Securitization Trust II 3.945% due 10/15/2026		100	72
GMF Canada Leasing Trust 4.883% due 12/21/2026		358	258
Harley-Davidson Motorcycle Trust 5.650% due 02/16/2027		$18	18
LAD Auto Receivables Trust
4.640% due 11/15/2027		436	436
5.610% due 08/15/2028		471	475
Oscar U.S. Funding XVI LLC 5.480% due 02/10/2027		333	334
SBNA Auto Lease Trust
4.940% due 11/20/2026		69	69
5.670% due 11/20/2026		12	12
SCCU Auto Receivables Trust 5.450% due 12/15/2027		210	210
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027		50	50

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Tesla Lease Electric Vehicle Securitization LLC 4.140% due 06/20/2028	1,500	1,501

		8,143

CREDIT CARD BULLET 0.7%
Master Credit Card Trust II 5.131% due 01/21/2028 •	1,500	1,502

CREDIT CARD OTHER 0.8%
Golden Credit Card Trust 1.140% due 08/15/2028	800	781
Trillium Credit Card Trust II 4.892% due 12/26/2028 •	1,000	1,001

		1,782

OTHER ABS 5.0%
Allegro CLO XI Ltd. 5.575% due 01/19/2033 •	486	487
Apidos CLO XI Ltd. 5.520% due 04/17/2034 •	600	601
Barings CLO Ltd. 5.577% due 01/20/2031 •	40	40
Carlyle Global Market Strategies CLO Ltd. 5.545% due 07/20/2032 •	442	443
College Avenue Student Loans LLC 5.472% due 12/26/2047 •	370	370
Commonbond Student Loan Trust
1.980% due 08/25/2050	876	789
3.560% due 09/25/2045	381	367
Crown Point CLO 7 Ltd. 5.555% due 10/20/2031 •	243	244
DLLAA LLC 4.700% due 10/20/2027	746	749
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(a)	1,000	1,000
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027	567	571
Kubota Credit Owner Trust 5.450% due 04/15/2027	346	348
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069	674	615
1.310% due 01/15/2069	78	74
2.400% due 10/15/2068	70	68
2.600% due 08/15/2068	491	475
2.640% due 05/15/2068	102	101
3.130% due 02/15/2068	329	325
5.265% due 04/15/2069 •	165	164
Northwoods Capital XIV-B Ltd. 5.478% due 11/13/2031 •	621	622
SMB Private Education Loan Trust
1.600% due 09/15/2054	418	396
5.065% due 01/15/2053 •	537	533
5.380% due 01/15/2053	492	503
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •	61	61
Voya CLO Ltd. 5.525% due 07/20/2032 •	679	680

		10,626

Total Asset-Backed Securities (Cost $24,441)		24,308

SHORT-TERM INSTRUMENTS 48.8%
COMMERCIAL PAPER 7.5%
Air Lease Corp.
4.560% due 10/07/2025	2,100	2,098
4.570% due 10/10/2025	1,000	999
Crown Castle, Inc.
4.610% due 10/21/2025 (a)	300	299
4.610% due 10/23/2025	1,600	1,595
4.620% due 10/21/2025	500	499
4.800% due 10/07/2025	300	300
Edison International 4.520% due 10/09/2025	300	300
Eversource Energy 4.600% due 10/06/2025	300	300
HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	300	300
4.860% due 10/14/2025	300	299
4.950% due 10/07/2025	1,400	1,399

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Harley-Davidson Financial Services, Inc.
4.730% due 12/02/2025	300	298
5.050% due 10/16/2025	300	299
HCA, Inc.
4.580% due 10/15/2025	500	499
4.600% due 10/22/2025	1,600	1,595
4.750% due 10/09/2025	500	499
International Flavors & Fragrances, Inc. 4.440% due 10/06/2025	400	400
Jabil, Inc. 4.530% due 10/06/2025	300	300
Keurig Dr. Pepper, Inc. 4.450% due 10/15/2025	300	299
Oracle Corp.
4.220% due 01/16/2026	400	395
4.330% due 11/19/2025	2,100	2,088
Southern California Edison Co. 4.800% due 10/27/2025	900	897

		15,957

REPURCHASE AGREEMENTS (b) 41.3%		87,400

Total Short-Term Instruments (Cost $103,358)		103,357

Total Investments in Securities (Cost $216,002)		216,165

Total Investments 102.2% (Cost $216,002)		$216,165
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(8)
Other Assets and Liabilities, net (2.2)%		(4,587)

Net Assets 100.0%		$211,570

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.250%	09/30/2025	10/01/2025	$11,300		U.S. Treasury Inflation-Indexed Notes 2.125% due 04/15/2029	$(11,536)	$11,300	$11,301
DEU	4.270	09/30/2025	10/02/2025	100		U.S. Treasury Bonds 4.375% due 05/15/2041	(102)	100	100
	4.300	09/30/2025	10/02/2025	76,000		U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/2026	(77,568)	76,000	76,009

Total Repurchase Agreements							$(89,206)	$87,400	$87,410

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability

BRC		10/2025	GBP	2,655		$3,570	$0		$(1)
CBK		10/2025		$881	CAD	1,228	2		0
		10/2025		2,234	GBP	1,654	0		(9)
		11/2025	CAD	1,226		$881	0		(1)
JPM		10/2025		1,609		1,165	8		0
		10/2025	EUR	1,452		1,698	0		(7)
MBC		10/2025		$274	CAD	381	0		0
SCX		10/2025		1,339	GBP	1,001	7		0
		11/2025	GBP	1,001		$1,339	0		(7)
SOG		10/2025		$1,708	EUR	1,452	0		(3)
		11/2025	EUR	1,452		$1,711	3		0

Total Forward Foreign Currency Contracts							$20		$(28)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$41,019	$0		$41,019
Industrials				0		12,153	0		12,153
Utilities				0		6,179	0		6,179
U.S. Government Agencies				0		21,080	1,999		23,079
U.S. Treasury Obligations				0		4,019	0		4,019
Non-Agency Mortgage-Backed Securities				0		2,051	0		2,051
Asset-Backed Securities
Automobile ABS Other				0		2,255	0		2,255
Automobile Sequential				0		8,143	0		8,143
Credit Card Bullet				0		1,502	0		1,502
Credit Card Other				0		1,782	0		1,782
Other ABS				0		10,626	0		10,626
Short-Term Instruments
Commercial Paper				0		15,957	0		15,957
Repurchase Agreements				0		87,400	0		87,400

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Total Investments	$0	$214,166	$1,999	$216,165

Financial Derivative Instruments - Assets
Over the counter	$0	$20	$0	$20

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(28)	$0	$(28)

Total Financial Derivative Instruments	$0	$(8)	$0	$(8)

Totals	$0	$214,158	$1,999	$216,157

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 53.1%
BANKING & FINANCE 34.2%
ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~	$34,300	$34,383
5.939% due 09/18/2027 •	78,595	79,461
6.575% due 10/13/2026 •	42,800	42,825
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	14,889	14,769
2.450% due 10/29/2026	33,479	32,902
3.875% due 01/23/2028	510	506
4.450% due 10/01/2025	8,798	8,798
4.450% due 04/03/2026	6,715	6,715
Air Lease Corp.
1.875% due 08/15/2026	49,259	48,248
2.875% due 01/15/2026	16,605	16,533
3.750% due 06/01/2026	1,230	1,224
5.300% due 06/25/2026	14,787	14,889
Aircastle Ltd. 4.250% due 06/15/2026	11,300	11,291
American Express Co.
4.932% (SOFRINDX + 0.650%) due 11/04/2026 ~	20,038	20,097
5.016% (SOFRRATE + 0.760%) due 02/13/2026 ~	33,410	33,465
American Honda Finance Corp.
4.831% (SOFRRATE + 0.500%) due 10/10/2025 ~	23,000	23,002
4.880% due 10/06/2026 •	13,800	13,824
4.927% due 03/08/2027 •	44,000	44,091
4.949% (SOFRRATE + 0.770%) due 03/12/2027 ~	2,506	2,510
4.985% due 08/13/2027 •	83,700	83,874
4.991% due 07/15/2026 •	9,800	9,814
5.043% (SOFRRATE + 0.710%) due 01/09/2026 ~	1,219	1,220
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~	7,900	7,900
5.202% (SOFRRATE + 0.870%) due 07/09/2027 ~	18,500	18,584
American Tower Corp.
1.450% due 09/15/2026	6,000	5,856
1.600% due 04/15/2026	26,200	25,849
4.400% due 02/15/2026	6,000	6,001
Aozora Bank Ltd. 5.900% due 09/08/2026	2,165	2,191
Athene Global Funding
4.950% due 01/07/2027	20,774	20,960
5.068% due 07/16/2026 •	44,200	44,309
5.117% (SOFRINDX + 0.850%) due 05/08/2026 ~	47,873	48,011
5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~	25,822	25,884
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~	37,804	38,009
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,017
Aviation Capital Group LLC
1.950% due 01/30/2026	52,679	52,219
1.950% due 09/20/2026	3,063	2,994
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	11,681	11,562
5.500% due 01/15/2026	32,656	32,702
Banco Santander SA 1.722% due 09/14/2027 •	4,086	3,988
Bank of America Corp.
1.197% due 10/24/2026 •	37,221	37,150
1.734% due 07/22/2027 •	7,500	7,351
3.559% due 04/23/2027 •	20,710	20,631
5.080% due 01/20/2027 •	64,229	64,353
5.272% (SOFRRATE + 0.970%) due 07/22/2027 ~	4,587	4,604
5.513% (SOFRRATE + 1.350%) due 09/15/2027 ~	1,505	1,518
Bank of America NA 5.268% (SOFRRATE + 1.020%) due 08/18/2026 ~	135	136
Bank of Montreal
0.949% due 01/22/2027 •	14,000	13,848
4.796% (SOFRINDX + 0.620%) due 09/15/2026 ~	9,570	9,591
4.963% (SOFRINDX + 0.760%) due 06/04/2027 ~	906	910
5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~	55,158	55,377
5.342% (SOFRINDX + 1.160%) due 12/11/2026 ~	4,805	4,848
Bank of New York Mellon 4.587% due 04/20/2027 •	20,450	20,514
Bank of Nova Scotia
4.750% due 02/02/2026	10,000	10,020
4.759% (SOFRINDX + 0.545%) due 03/02/2026 ~	8,650	8,660

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.983% (SOFRINDX + 0.780%) due 06/04/2027 ~	171	172
Banque Federative du Credit Mutuel SA
4.935% due 01/26/2026	2,700	2,705
5.319% (SOFRINDX + 1.070%) due 02/16/2028 ~	900	908
5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~	18,466	18,576
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~	19,481	19,643
5.896% due 07/13/2026	800	811
Barclays Bank PLC 5.124% due 11/26/2027 •	10,000	10,036
Barclays PLC
4.375% due 01/12/2026	57,927	57,932
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~	9,726	9,830
5.829% due 05/09/2027 •	35,201	35,516
6.056% (SOFRRATE + 1.880%) due 09/13/2027 ~	1,575	1,592
6.496% due 09/13/2027 •	5,065	5,168
7.325% due 11/02/2026 •	8,790	8,810
BNP Paribas SA
1.323% due 01/13/2027 •	57,825	57,304
1.675% due 06/30/2027 •	5,000	4,901
BPCE SA
1.652% due 10/06/2026 •	78,117	78,086
5.975% due 01/18/2027 •	32,944	33,070
Brighthouse Financial Global Funding 1.550% due 05/24/2026	4,161	4,080
Canadian Imperial Bank of Commerce
4.997% (SOFRRATE + 0.800%) due 09/08/2028 ~	33,373	33,431
5.048% (SOFRRATE + 0.720%) due 01/13/2028 ~	6,910	6,917
5.092% (SOFRRATE + 0.940%) due 06/28/2027 ~	6,025	6,079
5.112% (SOFRINDX + 0.930%) due 09/11/2027 ~	28,948	29,055
5.572% (SOFRRATE + 1.220%) due 10/02/2026 ~	17,920	18,063
Citibank NA
4.879% (SOFRINDX + 0.590%) due 04/30/2026 ~	14,500	14,519
4.980% (SOFRRATE + 0.708%) due 08/06/2026 ~	3,262	3,272
Citigroup Global Markets Holdings, Inc. 4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~	35,700	35,676
Citigroup, Inc. 1.122% due 01/28/2027 •	30,000	29,692
CNH Industrial Capital LLC 1.450% due 07/15/2026	3,222	3,154
Cooperatieve Rabobank UA
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~	27,300	27,371
4.910% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,434
5.043% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,056
5.245% (SOFRINDX + 0.900%) due 10/05/2026 ~	950	956
Credit Agricole SA
1.247% due 01/26/2027 •	46,312	45,829
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~	45,715	45,923
5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~	8,860	8,922
Crown Castle, Inc.
1.050% due 07/15/2026	739	721
4.450% due 02/15/2026	4,761	4,759
DBS Group Holdings Ltd. 4.789% (SOFRRATE + 0.600%) due 03/21/2028 ~	44,000	44,162
Deutsche Bank AG
2.129% due 11/24/2026 •	53,961	53,766
4.100% due 01/13/2026	33,034	33,000
7.146% due 07/13/2027 •	63,355	64,717
DNB Bank ASA
1.535% due 05/25/2027 •	23,918	23,505
5.896% due 10/09/2026 •	4,450	4,451
Equitable America Global Funding
3.950% due 09/15/2027	5,500	5,492
4.886% (SOFRRATE + 0.710%) due 09/15/2027 ~	21,850	21,894
F&G Global Funding 1.750% due 06/30/2026	3,727	3,655
Federation des Caisses Desjardins du Quebec 4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~	54,975	55,005
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	5,870	5,777
3.375% due 11/13/2025	10,445	10,426
4.389% due 01/08/2026	27,552	27,544
4.542% due 08/01/2026	33,119	33,099
6.950% due 03/06/2026	11,200	11,290
7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~	2,424	2,443
GA Global Funding Trust 1.625% due 01/15/2026	18,226	18,081
General Motors Financial Co., Inc.
1.250% due 01/08/2026	796	789
5.250% due 03/01/2026	2,918	2,923
6.050% due 10/10/2025	876	876
Goldman Sachs Bank USA
4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~	9,538	9,561
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~	37,164	37,299

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •	5,905	5,868
1.431% due 03/09/2027 •	22,961	22,668
4.984% due 12/09/2026 •	17,245	17,264
5.004% due 03/09/2027 •	18,698	18,723
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~	22,600	22,666
5.231% (SOFRRATE + 0.920%) due 10/21/2027 ~	232	233
5.353% (SOFRRATE + 1.120%) due 02/24/2028 ~	3,884	3,912
5.593% (SOFRRATE + 1.290%) due 04/23/2028 ~	1,317	1,329
6.325% (US0003M + 1.750%) due 10/28/2027 ~	4,000	4,062
HSBC Holdings PLC
4.300% due 03/08/2026	25,400	25,413
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~	17,851	18,007
7.336% due 11/03/2026 •	1,307	1,310
ING Groep NV
4.625% due 01/06/2026	4,577	4,581
5.163% due 04/01/2027 •	34,673	34,754
5.742% (SOFRINDX + 1.560%) due 09/11/2027 ~	6,975	7,041
International Bank for Reconstruction & Development 4.469% (SOFRINDX + 0.310%) due 09/23/2026 ~	115,000	115,105
Intesa Sanpaolo SpA 7.000% due 11/21/2025	32,122	32,240
Jackson National Life Global Funding
5.084% due 06/09/2027 •	34,942	35,098
5.500% due 01/09/2026	2,500	2,506
5.600% due 04/10/2026	47,699	48,055
John Deere Capital Corp. 4.796% due 10/22/2025 •	16,200	16,203
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	22,154	22,056
3.960% due 01/29/2027 •	36,769	36,729
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~	18,725	18,801
5.191% (SOFRRATE + 0.885%) due 04/22/2027 ~	4,295	4,309
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~	14,458	14,543
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~	5,673	5,712
5.413% (SOFRRATE + 1.180%) due 02/24/2028 ~	14,511	14,651
5.503% (SOFRRATE + 1.200%) due 01/23/2028 ~	15,796	15,925
KeyBank NA 4.700% due 01/26/2026	1,350	1,351
Lloyds Banking Group PLC
5.842% (SOFRINDX + 1.560%) due 08/07/2027 ~	12,450	12,555
5.985% due 08/07/2027 •	43,623	44,253
Manufacturers & Traders Trust Co. 5.400% due 11/21/2025	2,000	2,001
Mitsubishi UFJ Financial Group, Inc. 1.538% due 07/20/2027 •	13,000	12,724
Mizuho Financial Group, Inc. 1.234% due 05/22/2027 •	58,292	57,188
Morgan Stanley
0.985% due 12/10/2026 •	3,000	2,980
1.593% due 05/04/2027 •	39,100	38,490
5.050% due 01/28/2027 •	22,000	22,049
Morgan Stanley Bank NA 5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~	44,884	44,997
Morgan Stanley Private Bank NA 5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~	68,288	68,535
National Bank of Canada
4.702% due 03/05/2027 •	32,618	32,668
5.053% due 03/25/2027 •	51,425	51,503
5.382% (SOFRINDX + 1.030%) due 07/02/2027 ~	3,190	3,201
Nationwide Building Society 5.539% (SOFRRATE + 1.290%) due 02/16/2028 ~	245	247
NatWest Group PLC
5.564% (SOFRRATE + 1.300%) due 11/15/2028 ~	181	183
5.847% due 03/02/2027 •	11,821	11,893
7.472% due 11/10/2026 •	136,199	136,630
NatWest Markets PLC
4.912% (SOFRRATE + 0.760%) due 09/29/2026 ~	9,930	9,958
4.935% (SOFRRATE + 0.760%) due 09/29/2026 ~	250	251
5.103% (SOFRRATE + 0.950%) due 03/21/2028 ~	220	221
5.149% (SOFRRATE + 0.900%) due 05/17/2027 ~	7,314	7,356
5.162% (SOFRRATE + 0.900%) due 05/17/2027 ~	16,000	16,092
New York Life Global Funding
4.687% (SOFRRATE + 0.410%) due 02/05/2027 ~	74,700	74,786
4.732% (SOFRRATE + 0.550%) due 06/11/2027 ~	100	100
Nomura Holdings, Inc.
1.653% due 07/14/2026	2,400	2,355
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~	4,917	4,958
Nordea Bank Abp 4.896% (SOFRRATE + 0.740%) due 03/19/2027 ~	9,500	9,549
Pacific Life Global Funding II
4.762% (SOFRRATE + 0.480%) due 02/04/2027 ~	68,200	68,350
4.898% (SOFRRATE + 0.600%) due 01/27/2028 ~	41,040	41,182

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

PNC Bank NA
4.775% due 01/15/2027 •	7,950	7,960
4.826% (SOFRRATE + 0.500%) due 01/15/2027 ~	42,550	42,566
5.036% (SOFRRATE + 0.730%) due 07/21/2028 ~	700	701
Protective Life Global Funding 4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~(c)	30,500	30,523
RGA Global Funding 2.000% due 11/30/2026	9,000	8,779
Royal Bank of Canada
4.743% (SOFRINDX + 0.460%) due 08/03/2026 ~	38,600	38,663
4.873% (SOFRINDX + 0.590%) due 11/02/2026 ~	2,600	2,608
4.972% (SOFRINDX + 0.820%) due 03/27/2028 ~	20,350	20,429
5.033% (SOFRINDX + 0.720%) due 10/18/2027 ~	44,989	45,111
5.093% (SOFRINDX + 0.790%) due 07/23/2027 ~	53,077	53,194
5.173% (SOFRINDX + 0.860%) due 10/18/2028 ~	5,554	5,573
Sammons Financial Group Global Funding 5.064% due 09/02/2027 •	23,000	23,027
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,407	8,326
6.124% due 05/31/2027 •	11,300	11,422
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	22,754	22,334
6.833% due 11/21/2026 •	67,161	67,362
Scentre Group Trust 1/Scentre Group Trust 2 3.625% due 01/28/2026	2,819	2,813
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	900	878
Societe Generale SA
1.488% due 12/14/2026 •	18,900	18,784
6.447% due 01/12/2027 •	9,378	9,424
Standard Chartered Bank 4.987% (SOFRRATE + 0.650%) due 10/08/2026 ~	4,000	4,008
Standard Chartered PLC
1.456% due 01/14/2027 •	64,927	64,348
4.050% due 04/12/2026	10,300	10,287
6.103% (SOFRRATE + 1.930%) due 07/06/2027 ~	8,250	8,334
6.187% due 07/06/2027 •	31,523	31,946
Sumitomo Mitsui Financial Group, Inc.
5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~	44,888	45,217
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~	30,620	30,727
Sumitomo Mitsui Trust Bank Ltd.
5.340% (SOFRRATE + 1.120%) due 03/09/2026 ~	13,727	13,783
5.345% (SOFRRATE + 1.120%) due 03/09/2026 ~	18,395	18,470
5.350% (SOFRRATE + 1.150%) due 09/14/2026 ~	2,850	2,872
5.355% (SOFRRATE + 1.150%) due 09/14/2026 ~	4,612	4,648
Svenska Handelsbanken AB 5.426% due 06/15/2026 •	1,000	1,007
Swedbank AB 5.556% due 06/15/2026 •	10,509	10,588
Synchrony Financial 3.700% due 08/04/2026	3,500	3,478
Temasek Financial I Ltd. 4.645% (SOFRRATE + 0.380%) due 08/20/2027 ~	58,100	58,080
Toyota Motor Credit Corp.
4.701% (SOFRRATE + 0.450%) due 05/15/2026 ~	11,202	11,216
4.995% (SOFRRATE + 0.650%) due 01/05/2026 ~	8,000	8,010
5.040% (SOFRRATE + 0.770%) due 08/07/2026 ~	36,000	36,147
U.S. Bancorp 5.727% due 10/21/2026 •	1,346	1,347
UBS Group AG
1.305% due 02/02/2027 •	62,989	62,365
1.364% due 01/30/2027 •	21,642	21,425
4.125% due 04/15/2026	49,300	49,308
5.711% due 01/12/2027 •	1,513	1,518
United Overseas Bank Ltd. 4.945% (SOFRINDX + 0.580%) due 04/02/2028 ~	64,500	64,755
Ventas Realty LP 4.125% due 01/15/2026	7,185	7,171
Wells Fargo & Co.
3.196% due 06/17/2027 •	36,058	35,807
5.082% (SOFRRATE + 0.780%) due 01/24/2028 ~	20,234	20,279
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~	2,601	2,618
Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~	16,800	16,818
5.330% (SOFRRATE + 1.060%) due 08/07/2026 ~	200	201
Weyerhaeuser Co. 4.750% due 05/15/2026	4,101	4,113

		4,817,450

INDUSTRIALS 14.0%
7-Eleven, Inc. 0.950% due 02/10/2026	29,452	29,083

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	10,900	10,981
Bacardi Ltd. 2.750% due 07/15/2026	1,775	1,751
BAT Capital Corp. 3.215% due 09/06/2026	1,960	1,946
BAT International Finance PLC 1.668% due 03/25/2026	63,578	62,818
Baxter International, Inc. 2.600% due 08/15/2026	13,817	13,630
Bayer U.S. Finance II LLC 4.250% due 12/15/2025	140,641	140,527
Bayer U.S. Finance LLC 6.125% due 11/21/2026	400	407
Berry Global, Inc.
1.570% due 01/15/2026	123,696	122,642
4.875% due 07/15/2026	15,583	15,586
BMW U.S. Capital LLC
4.150% due 08/11/2027	28,600	28,642
4.650% due 03/19/2027	7,600	7,666
4.902% (SOFRINDX + 0.550%) due 04/02/2026 ~	25,530	25,564
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~	3,750	3,767
4.975% (SOFRRATE + 0.710%) due 08/11/2027 ~	40,965	41,157
5.056% (SOFRINDX + 0.800%) due 08/13/2026 ~	29,381	29,481
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~	200	201
Boeing Co.
2.196% due 02/04/2026	144,492	143,416
2.600% due 10/30/2025	15,010	14,987
2.750% due 02/01/2026	21,189	21,071
Broadcom, Inc. 3.150% due 11/15/2025	9,125	9,111
Conagra Brands, Inc.
4.600% due 11/01/2025	10,701	10,698
7.125% due 10/01/2026	789	812
Cox Communications, Inc. 3.350% due 09/15/2026	2,043	2,029
Daimler Truck Finance North America LLC 4.300% due 08/12/2027	29,200	29,281
Dell International LLC/EMC Corp. 6.020% due 06/15/2026	10,770	10,858
Elevance Health, Inc. 1.500% due 03/15/2026	7,500	7,416
Energy Transfer LP
3.900% due 07/15/2026	10,657	10,637
4.750% due 01/15/2026	29,260	29,269
6.050% due 12/01/2026	2,895	2,950
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	30,646	30,260
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026	7,115	7,136
Flex Ltd. 3.750% due 02/01/2026	13,233	13,184
GATX Corp. 3.250% due 09/15/2026	4,838	4,802
GE HealthCare Technologies, Inc. 5.600% due 11/15/2025	3,518	3,520
Glencore Funding LLC 1.625% due 04/27/2026	825	813
Global Payments, Inc. 1.200% due 03/01/2026	14,875	14,680
HCA, Inc.
5.250% due 06/15/2026	7,536	7,551
5.375% due 09/01/2026	12,025	12,078
5.875% due 02/15/2026	8,213	8,224
Hyundai Capital America
3.500% due 11/02/2026	4,632	4,593
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~	38,300	38,468
5.193% (SOFRRATE + 1.040%) due 06/24/2027 ~	8,097	8,140
5.196% (SOFRRATE + 1.040%) due 03/19/2027 ~	9,465	9,500
5.250% due 01/08/2027	3,600	3,640
5.264% (SOFRRATE + 0.920%) due 01/07/2028 ~	242	242
5.273% (SOFRRATE + 1.120%) due 06/23/2027 ~	9,900	9,968
5.500% due 03/30/2026	1,675	1,684
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~	36,140	36,173
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~	11,060	11,173
5.950% due 09/21/2026	8,723	8,863
6.250% due 11/03/2025	11,853	11,871
Illumina, Inc. 5.800% due 12/12/2025	22,000	22,031
Imperial Brands Finance PLC 3.500% due 07/26/2026	11,714	11,637
Keurig Dr. Pepper, Inc. 4.831% (SOFRRATE + 0.580%) due 11/15/2026 ~	20,000	20,003

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Mars, Inc. 4.450% due 03/01/2027	8,000	8,061
Marvell Technology, Inc. 1.650% due 04/15/2026	10,754	10,598
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	200	200
Mercedes-Benz Finance North America LLC
4.928% (SOFRRATE + 0.630%) due 07/31/2026 ~	34,600	34,696
4.931% (SOFRRATE + 0.780%) due 04/01/2027 ~	17,200	17,263
4.931% due 04/01/2027 •	8,005	8,034
5.017% (SOFRRATE + 0.670%) due 01/09/2026 ~	75,100	75,185
5.019% (SOFRRATE + 0.670%) due 01/09/2026 ~	340	340
5.101% (SOFRRATE + 0.850%) due 11/15/2027 ~	200	201
Molson Coors Beverage Co. 3.000% due 07/15/2026	66,302	65,732
MPLX LP
1.750% due 03/01/2026	33,400	33,054
4.125% due 03/01/2027	1,400	1,399
NTT Finance Corp.
1.162% due 04/03/2026	33,970	33,443
4.567% due 07/16/2027	1,700	1,712
NXP BV/NXP Funding LLC 5.350% due 03/01/2026	14,570	14,596
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	29,679	29,610
Oracle Corp. 2.650% due 07/15/2026	8,400	8,303
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025	33,118	32,981
1.700% due 06/15/2026	10,810	10,612
5.750% due 05/24/2026	4,027	4,060
Rogers Communications, Inc. 3.625% due 12/15/2025	12,469	12,446
Rolls-Royce PLC 3.625% due 10/14/2025	25,945	25,934
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	2,975	2,973
5.500% due 08/31/2026	32,780	32,921
SK Hynix, Inc. 1.500% due 01/19/2026	9,035	8,958
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	28,205	28,080
Synopsys, Inc. 4.550% due 04/01/2027	35,400	35,626
T-Mobile USA, Inc. 2.250% due 02/15/2026	183	182
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026	4,102	4,117
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	1,080	1,079
VMware LLC 1.400% due 08/15/2026	97,218	95,080
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	24,210	24,096
3.200% due 09/26/2026	5,000	4,950
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	61,691	61,806
5.213% (SOFRRATE + 1.060%) due 03/25/2027 ~	59,100	59,346
5.313% (SOFRRATE + 1.060%) due 08/14/2026 ~	24,673	24,774
Walmart, Inc. 4.728% (SOFRINDX + 0.430%) due 04/28/2027 ~	154	155
Williams Cos., Inc. 5.400% due 03/02/2026	25,000	25,115

		1,966,336

UTILITIES 4.9%
AEP Texas, Inc. 3.850% due 10/01/2025	5,639	5,639
AES Corp. 1.375% due 01/15/2026	26,812	26,567
American Electric Power Co., Inc. 1.000% due 11/01/2025	5,950	5,932
Black Hills Corp. 3.950% due 01/15/2026	13,974	13,949
Brooklyn Union Gas Co. 3.407% due 03/10/2026	3,300	3,288
CenterPoint Energy, Inc. 1.450% due 06/01/2026	51,459	50,512
Dominion Energy, Inc.
2.850% due 08/15/2026	8,649	8,560
3.900% due 10/01/2025	6,491	6,491
Electricite de France SA 3.625% due 10/13/2025	7,528	7,525

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Emera U.S. Finance LP 3.550% due 06/15/2026	5,235	5,205
Enel Finance International NV
1.625% due 07/12/2026	16,195	15,878
7.050% due 10/14/2025	19,329	19,346
Entergy Corp. 2.950% due 09/01/2026	36,359	35,980
Eversource Energy
1.400% due 08/15/2026	2,648	2,585
4.750% due 05/15/2026	9,048	9,076
Fortis, Inc. 3.055% due 10/04/2026	23,423	23,160
Jersey Central Power & Light Co. 4.300% due 01/15/2026	1,075	1,075
National Rural Utilities Cooperative Finance Corp.
1.000% due 06/15/2026	616	603
4.809% (SOFRRATE + 0.580%) due 11/22/2026 ~	41,200	41,368
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/2027	18,000	18,199
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~	62,424	62,538
ONEOK, Inc.
5.000% due 03/01/2026	5,000	5,003
5.850% due 01/15/2026	54,992	55,143
Pacific Gas & Electric Co.
2.950% due 03/01/2026	2,800	2,781
3.150% due 01/01/2026	62,652	62,457
Pinnacle West Capital Corp. 5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	25,107	25,186
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026	360	361
SA Global Sukuk Ltd. 1.602% due 06/17/2026	7,100	6,958
Southern California Edison Co.
1.200% due 02/01/2026	9,707	9,596
4.400% due 09/06/2026	29,990	30,049
4.900% due 06/01/2026	38,971	39,102
5.350% due 03/01/2026	79,152	79,470
Southern California Gas Co. 2.600% due 06/15/2026	3,730	3,690
Virginia Electric & Power Co. 2.950% due 11/15/2026	1,021	1,008
WEC Energy Group, Inc. 4.750% due 01/09/2026	2,978	2,981

		687,261

Total Corporate Bonds & Notes (Cost $7,454,987)		7,471,047

U.S. GOVERNMENT AGENCIES 15.8%
Federal Home Loan Mortgage Corp.
4.500% due 07/09/2027	56,400	56,413
6.454% due 09/01/2037 •	724	751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 4.959% due 02/25/2026 •	534	534
Federal Home Loan Mortgage Corp. REMICS
1.000% due 08/15/2044	3,753	3,171
4.780% due 05/15/2038 •	1,113	1,085
4.790% due 05/15/2041 •	1,066	1,053
4.807% due 02/15/2037 •	377	373
4.810% due 03/15/2037 - 03/15/2043 •	15,330	15,041
4.860% due 12/15/2042 - 11/15/2044 •	3,047	3,046
4.880% due 06/15/2044 •	3,817	3,773
4.907% due 04/15/2041 •	121	120
4.910% due 12/15/2037 •	682	668
4.937% due 09/15/2048 - 04/15/2049 •	2,892	2,820
4.987% due 07/15/2039 •	17	17
5.145% due 03/15/2050 •	26,177	25,797
5.226% due 04/25/2055 •	90,285	90,351
5.250% due 10/25/2055 •	3,400	3,406
5.256% due 07/25/2054 - 03/25/2055 •	48,563	48,681
5.286% due 05/25/2055 •	87,225	87,525
5.296% due 11/25/2054 •	228,308	228,699
5.306% due 03/25/2055 - 09/25/2055 •	127,925	128,358
5.336% due 02/25/2055 •	23,208	23,324
5.356% due 10/25/2052 - 08/25/2055 •	276,579	276,641
5.456% due 07/25/2055 •	20,025	20,076
5.506% due 12/25/2054 - 08/25/2055 •	93,909	94,290
5.556% due 01/25/2055 - 08/25/2055 •	55,691	55,986
5.606% due 05/25/2054 - 06/25/2055 •	73,429	73,941
Federal Home Loan Mortgage Corp. STRIPS
4.737% due 11/15/2036 •	2	2
4.810% due 10/15/2037 - 02/15/2038 •	4,133	4,086
Federal National Mortgage Association
6.404% due 01/01/2036 •	1,013	1,050
6.618% due 05/01/2038 •	133	138

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Federal National Mortgage Association REMICS
2.000% due 12/25/2044	677	603
4.721% due 05/25/2037 •	7	7
4.760% due 06/25/2048 •	5,054	5,002
4.763% due 01/25/2037 •	151	150
4.771% due 12/25/2045 •	1,175	1,161
4.780% due 08/25/2044 •	1,694	1,657
4.801% due 02/25/2037 •	14	14
4.810% due 08/25/2044 - 10/25/2044 •	5,629	5,573
4.821% due 11/25/2036 •	24	24
4.860% due 07/25/2044 - 03/25/2060 •	13,325	13,145
4.871% due 06/25/2026 •	6	6
4.881% due 09/25/2035 •	142	141
4.891% due 03/25/2037 •	106	105
4.901% due 04/18/2028 - 09/18/2031 •	26	26
4.910% due 07/25/2046 •	3,286	3,268
4.921% due 02/25/2038 - 06/25/2059 •	4,304	4,240
4.960% due 07/25/2046 •	2,163	2,129
4.971% due 06/25/2031 •	29	29
5.001% due 05/18/2032 •	18	18
5.051% due 03/18/2032 •	40	40
5.151% due 12/25/2037 •	180	180
5.171% due 05/25/2037 •	39	39
5.206% due 11/25/2054 •	24,167	24,201
5.221% due 03/25/2037 - 02/25/2040 •	36	36
5.251% due 02/25/2038 •	491	494
5.256% due 09/25/2054 - 04/25/2055 •	324,217	324,744
5.266% due 03/25/2055 •	11,723	11,721
5.289% due 08/25/2055 •	10,380	10,399
5.306% due 01/25/2055 - 03/25/2055 •	24,389	24,475
5.321% due 07/25/2038 •	9	9
5.356% due 10/25/2054 - 05/25/2055 •	63,030	63,391
5.371% due 03/25/2032 •	5	5
5.400% due 10/25/2055 •	4,000	4,009
5.406% due 05/25/2055 •	14,101	14,206
5.456% due 06/25/2054 - 07/25/2055 •	46,303	46,424
5.536% due 08/25/2055 •	3,029	3,044
5.556% due 12/25/2053 - 02/25/2055 •	65,361	65,717
5.606% due 02/25/2055 •	12,816	12,898
Government National Mortgage Association
4.866% due 08/20/2070 •	114	114
6.000% due 12/15/2033	6	6
6.500% due 11/15/2033 - 12/15/2033	6	6
7.000% due 01/15/2031 - 07/15/2032	3	2
7.500% due 09/15/2027 - 06/15/2028	6	6
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,161	1,938
3.000% due 07/20/2046	153	151
4.500% due 05/20/2063 •	54	54
4.677% due 06/20/2068 •	6,573	6,608
4.689% due 01/20/2068 •	628	626
4.700% due 03/20/2049 - 06/20/2049 •	10,827	10,591
4.766% due 09/20/2060 - 03/20/2068 •	4,267	4,254
4.796% due 10/20/2060 •	402	401
4.816% due 08/20/2058 •	160	159
4.836% due 11/20/2070 - 12/20/2070 •	14,590	14,451
4.846% due 12/20/2060 •	900	899
4.850% due 09/20/2040 •	2,422	2,412
4.866% due 11/20/2070 •	2,349	2,309
4.870% due 05/20/2041 •	4,664	4,647
4.880% due 10/20/2040 •	4,406	4,390
4.900% due 05/20/2041 •	1,298	1,295
4.916% due 10/20/2068 •	914	917
4.920% due 10/01/2055 «	15,000	15,000
4.936% due 06/20/2067 •	359	359
4.946% due 04/20/2065 •	84	84
4.961% due 01/16/2040 •	1,703	1,706
4.966% due 03/20/2061 - 07/20/2067 •	1,527	1,527
4.981% due 10/20/2062 •	25	25
4.990% due 02/20/2040 •	1,497	1,502
5.016% due 05/20/2065 •	7,107	7,104
5.020% due 04/20/2040 •	3,108	3,120
5.046% due 07/20/2062 •	109	109
5.050% due 03/20/2040 •	3,251	3,267
5.066% due 01/20/2062 - 05/20/2069 •	4,850	4,854
5.096% due 04/20/2065 •	2,877	2,879
5.116% due 11/20/2064 - 10/20/2065 •	11,490	11,498
5.150% due 07/20/2065 «	14,050	14,041
5.166% due 04/20/2070 •	30,008	29,931
5.196% due 09/20/2063 •	34	34
5.199% due 12/20/2068 •	4,457	4,476
5.216% due 11/20/2065 - 02/20/2067 •	1,649	1,651
5.227% due 06/20/2067 •	2,827	2,860
5.246% due 09/20/2066 •	354	355

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.266% due 07/20/2066 •	625	627
5.289% due 06/20/2055 •	81,672	81,951
5.296% due 08/20/2066 •	1,195	1,199
5.319% due 01/20/2074 •	13,517	13,592
5.339% due 01/20/2054 - 09/20/2073 •	28,044	28,209
5.366% due 09/20/2069 •	641	643
5.386% due 07/20/2065 •	1,036	1,041
5.389% due 06/20/2055 •	2,087	2,096
5.429% due 05/20/2060 - 06/20/2060 •	1,330	1,339
5.466% due 01/20/2066 - 12/20/2066 •	2,158	2,169
5.469% due 05/20/2060 •	634	641
5.489% due 05/20/2073 •	18,630	18,805
5.516% due 02/20/2066 •	3,066	3,082
5.539% due 06/20/2055 - 07/20/2055 •	11,500	11,542
5.592% due 04/20/2067 •	621	630

Total U.S. Government Agencies (Cost $2,222,312)		2,224,730

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
3.875% due 07/31/2030	208,500	209,787
4.000% due 05/31/2030 (g)	209,400	211,887

Total U.S. Treasury Obligations (Cost $418,248)		421,674

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	8,320	7,542
Ashford Hospitality Trust 5.223% due 04/15/2035 •	502	502
Bear Stearns ARM Trust 5.033% due 08/25/2033 ~	211	206
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	20,757	17,830
CRSNT Trust 5.094% due 04/15/2036 •	52,400	52,055
CSMC Trust
5.194% due 07/15/2032 •	1,211	1,210
6.115% due 10/15/2037 •	8,700	8,614
Extended Stay America Trust 5.344% due 07/15/2038 •	2,024	2,025
GCAT Trust
2.650% due 10/25/2068 ~	960	937
2.885% due 12/27/2066 ~	17,198	16,237
JP Morgan Chase Commercial Mortgage Securities Trust 5.765% due 09/15/2029 •	17,535	17,113
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ	4,231	4,234
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.965% due 11/15/2031 •	130	126
MF1 Trust 5.220% due 12/15/2034 •	2,700	2,700
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	262	257
Morgan Stanley Capital I Trust 5.298% due 11/15/2034 •	3,116	3,089
Natixis Commercial Mortgage Securities Trust 5.365% due 08/15/2038 •	2,785	2,681
OBX Trust 2.783% due 01/25/2062 þ	35,031	33,904
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	1,798	1,713
Starwood Mortgage Trust 5.123% due 11/15/2036 •	17,200	17,173
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	9,726	9,359
3.750% due 03/25/2058 ~	6,689	6,524
5.272% due 10/25/2059 •	767	768
Verus Securitization Trust 0.820% due 10/25/2063 ~	2,219	2,139

Total Non-Agency Mortgage-Backed Securities (Cost $217,409)		208,938

ASSET-BACKED SECURITIES 16.8%
AUTOMOBILE ABS OTHER 6.8%
BMW Vehicle Lease Trust 4.776% due 01/25/2027 •	6,475	6,480
BofA Auto Trust 4.939% due 11/22/2027 •	10,555	10,568
CarMax Auto Owner Trust
4.742% due 08/15/2028 •	13,000	13,012
4.802% due 03/15/2028 •	30,998	31,006

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.822% due 12/15/2027 •	8,557	8,565
4.842% due 09/15/2027 •	18,977	18,983
4.952% due 05/17/2027 •	845	845
4.992% due 03/15/2027 •	1,509	1,509
5.062% due 07/17/2028 •	36,600	36,720
Chesapeake Funding II LLC
5.142% due 05/15/2036 •	6,221	6,217
5.622% due 05/15/2035 •	4,254	4,272
Citizens Auto Receivables Trust 4.912% due 11/16/2026 •	1,133	1,133
Ford Credit Auto Lease Trust
4.772% due 02/15/2027 •	12,933	12,937
4.782% (SOFR30A + 0.410%) due 08/15/2027 ~	21,946	21,961
Ford Credit Auto Owner Trust
0.000% due 06/15/2028 •	39,800	39,801
4.772% due 04/15/2027 •	11,287	11,289
GM Financial Automobile Leasing Trust
4.739% due 10/20/2027 •	20,600	20,614
4.799% due 05/20/2027 •	111,436	111,502
4.859% due 01/20/2027 •	16,007	16,020
Gm Financial Automobile Leasing Trust 4.889% (SOFR30A + 0.500%) due 07/20/2027 ~	28,900	28,942
GM Financial Consumer Automobile Receivables Trust
4.774% due 02/16/2027 •	35	35
4.774% due 10/18/2027 •	18,010	18,020
Harley-Davidson Motorcycle Trust 5.032% due 07/17/2028 •	13,700	13,727
Hyundai Auto Lease Securitization Trust
4.762% due 01/18/2028 •	35,900	35,944
4.772% due 06/15/2027 •	34,410	34,426
4.872% due 03/15/2027 •	6,504	6,511
5.072% due 09/15/2027 •	38,500	38,606
Hyundai Auto Receivables Trust
0.000% (SOFR30A + 0.350%) due 07/17/2028 ~	26,600	26,619
4.772% due 09/15/2027 •	21,320	21,333
M&T Bank Auto Receivables Trust 4.872% due 05/15/2028 •	22,496	22,523
Mercedes-Benz Auto Lease Trust 4.812% due 12/15/2026 •	4,495	4,497
Nissan Auto Lease Trust
4.782% due 06/15/2027 •	14,431	14,443
4.822% due 11/15/2027 •	52,506	52,595
Nissan Auto Receivables Owner Trust 4.752% due 06/15/2027 •	19,409	19,419
Tesla Auto Lease Trust 4.979% due 01/20/2027 •	1,675	1,675
Tesla Electric Vehicle Trust 4.909% due 12/21/2026 •	1,161	1,161
Toyota Auto Receivables Owner Trust
4.762% due 08/16/2027 •	28,128	28,141
4.912% due 03/15/2028 •	35,000	35,057
Toyota Lease Owner Trust
0.000% due 05/22/2028 •	22,150	22,157
4.799% due 07/20/2027 •	67,326	67,371
4.829% due 02/22/2027 •	9,821	9,827
Volkswagen Auto Lease Trust
0.000% due 04/20/2028 •	33,200	33,230
4.859% due 12/21/2026 •	10,308	10,315
Volkswagen Auto Loan Enhanced Trust 5.019% due 03/22/2027 •	3,322	3,323
World Omni Auto Receivables Trust 4.842% due 01/18/2028 •	892	893
World Omni Automobile Lease Securitization Trust
4.762% due 12/15/2027 •	18,798	18,814
4.802% due 02/16/2027 •	7,211	7,214

		950,252

AUTOMOBILE SEQUENTIAL 5.6%
Ally Auto Receivables Trust 4.460% due 07/15/2027	1,242	1,243
ARI Fleet Lease Trust
4.590% due 03/15/2034	16,800	16,911
5.410% due 02/17/2032	10,023	10,038
5.540% due 04/15/2033	7,952	8,017
Bank of America Auto Trust 5.530% due 02/15/2028	8,380	8,450
BMW Vehicle Owner Trust
5.180% due 02/26/2029	13,417	13,579
5.470% due 02/25/2028	6,271	6,316
BofA Auto Trust
4.520% due 11/22/2027	6,847	6,853
5.350% due 11/15/2028	13,125	13,258
5.570% due 12/15/2026	89	89

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	1,214	1,230
CarMax Auto Owner Trust
3.490% due 02/16/2027	675	674
4.750% due 10/15/2027	3,166	3,173
4.920% due 10/16/2028	12,194	12,285
5.050% due 01/18/2028	8,449	8,490
5.280% due 05/15/2028	17,050	17,179
5.300% due 03/15/2027	773	773
5.340% due 08/16/2027	2,462	2,472
5.650% due 05/17/2027	2,515	2,519
6.000% due 07/17/2028	12,850	13,025
Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,090	1,079
4.070% due 02/12/2029	8,900	8,903
4.260% due 10/10/2029	3,310	3,317
4.500% due 06/12/2028	3,966	3,970
4.560% due 08/10/2028	14,300	14,336
4.610% due 11/10/2027	5,983	5,988
4.620% due 02/10/2028	1,513	1,515
4.640% due 01/10/2030	18,600	18,731
5.050% due 04/10/2029	13,985	14,072
5.330% due 07/10/2029	1,090	1,100
5.500% due 08/10/2027	59	59
5.620% due 01/10/2029	850	858
5.630% due 11/10/2027	992	992
5.980% due 12/10/2027	3,541	3,554
6.160% due 10/10/2028	1,327	1,341
Chase Auto Owner Trust
4.940% due 07/25/2029	19,100	19,311
5.530% due 09/27/2027	2,564	2,570
5.660% due 05/26/2027	1,233	1,234
5.680% due 01/25/2029	15,392	15,575
Citizens Auto Receivables Trust
5.110% due 04/17/2028	22,018	22,146
5.330% due 08/15/2028	21,899	22,079
5.830% due 02/15/2028	7,980	8,044
5.840% due 01/18/2028	7,510	7,562
Enterprise Fleet Financing LLC
4.380% due 07/20/2029	1,598	1,598
4.500% due 04/20/2028	27,900	28,062
4.510% due 02/22/2028	34,600	34,792
4.650% due 10/20/2027	4,200	4,220
4.690% due 07/20/2027	37,188	37,324
5.310% due 04/20/2027	1,213	1,220
5.740% due 12/20/2026	13,324	13,390
FCCU Auto Receivables Trust 5.760% due 11/15/2027	1,559	1,563
Ford Credit Auto Owner Trust
4.320% due 08/15/2027	5,534	5,537
4.650% due 02/15/2028	2,330	2,337
5.230% due 05/15/2028	2,855	2,876
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	6,942	6,960
5.380% due 11/20/2026	216	216
GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	1,228	1,232
5.100% due 03/16/2029	9,140	9,227
5.130% due 04/16/2029	4,131	4,185
5.450% due 06/16/2028	4,399	4,436
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2028	43,149	43,533
GreenState Auto Receivables Trust 5.530% due 08/16/2027	1,566	1,569
Harley-Davidson Motorcycle Trust 4.620% due 08/16/2027	11,797	11,807
Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	9,956	9,968
5.210% due 08/15/2028	2,980	3,008
Huntington Auto Trust 5.500% due 03/15/2027	240	240
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	13,193	13,299
5.540% due 10/16/2028	7,534	7,616
LAD Auto Receivables Trust
4.640% due 11/15/2027	436	436
5.210% due 06/15/2027	42	42
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032	5,080	5,147
Nissan Auto Lease Trust 4.600% due 11/15/2027	1,947	1,956
Oscar U.S. Funding XVI LLC 5.480% due 02/10/2027	1,762	1,763

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Oscar U.S. Funding XVII LLC 4.470% due 03/12/2029	3,025	3,030
PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	2,000	2,002
5.040% due 09/15/2027	1,517	1,519
SBNA Auto Lease Trust
4.680% due 04/20/2027	1,629	1,632
4.940% due 11/20/2026	2,500	2,501
5.560% due 11/22/2027	30,970	31,182
5.670% due 11/20/2026	113	113
SCCU Auto Receivables Trust
4.670% due 11/15/2028	6,100	6,122
5.450% due 12/15/2027	525	526
SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	6,348	6,359
4.710% due 05/22/2028	905	906
4.950% due 05/21/2029	4,394	4,424
5.330% due 11/20/2029	17,412	17,624
5.470% due 10/20/2028	6,011	6,056
Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	35,900	36,057
4.630% due 07/20/2027	16,208	16,284
Tesla Lease Electric Vehicle Securitization LLC 4.140% due 06/20/2028	7,000	7,007
Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	2,183	2,181
4.630% due 09/15/2027	3,000	3,007
5.300% due 09/15/2027	2,347	2,359
USAA Auto Owner Trust
5.030% due 03/15/2029	7,524	7,599
5.250% due 03/15/2027	5,460	5,465
5.580% due 05/15/2028	1,494	1,504
USB Auto Owner Trust 4.510% due 06/15/2028	12,600	12,646
World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,440	5,472
4.660% due 05/15/2028	3,606	3,615
4.780% due 01/18/2028	3,467	3,473
4.860% due 03/15/2029	15,490	15,588
5.610% due 02/15/2028	747	750

		791,472

CMBS OTHER 0.4%
AREIT Trust 5.636% due 01/20/2037 •	21,358	21,372
BXMT Ltd. 6.157% due 11/15/2037 •	19,121	19,103
GPMT Ltd. 5.750% due 07/16/2035 •	5,478	5,467
Starwood Ltd. 5.722% due 11/15/2038 •	12,333	12,303

		58,245

CREDIT CARD BULLET 0.6%
Citibank Credit Card Issuance Trust 5.035% due 05/14/2029 •	5,550	5,603
Discover Card Execution Note Trust 4.930% due 06/15/2028	11,195	11,269
Master Credit Card Trust II 5.131% due 01/21/2028 •	67,143	67,254

		84,126

CREDIT CARD OTHER 1.1%
Golden Credit Card Trust
1.140% due 08/15/2028	52,270	51,034
1.970% due 01/15/2029	35,200	34,296
Trillium Credit Card Trust II 4.892% due 12/26/2028 •	67,700	67,787

		153,117

OTHER ABS 2.3%
Allegro CLO XI Ltd. 5.575% due 01/19/2033 •	2,999	3,003
Atlas Senior Loan Fund XIII 5.674% due 04/22/2031 •	323	323
Atlas Senior Loan Fund XVII Ltd. 5.385% due 10/20/2034 •	1,550	1,551
BlueMountain CLO Ltd.
5.411% due 11/15/2030 •	2,241	2,243
5.508% due 10/25/2030 •	5,743	5,753

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Catamaran CLO Ltd. 5.694% due 04/22/2030 •	1,493	1,495
CIFC Funding Ltd. 5.530% due 10/24/2030 •	11,516	11,533
Commonbond Student Loan Trust 5.122% due 05/25/2041 •	131	129
Crossroads Asset Trust 4.910% due 02/20/2032	1,700	1,712
Dell Equipment Finance Trust 4.680% due 07/22/2027	5,400	5,428
DLLAA LLC 4.700% due 10/20/2027	25,280	25,380
Dryden 54 Senior Loan Fund 5.475% due 10/19/2029 •	4,548	4,550
Dryden 64 CLO Ltd. 5.561% due 04/18/2031 •	4,441	4,446
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	4,725	4,237
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •	4,041	4,046
Golub Capital Partners CLO 60B Ltd. 5.628% due 10/25/2034 •	6,600	6,611
Kubota Credit Owner Trust 5.450% due 04/15/2027	13,306	13,370
LCM 26 Ltd. 5.657% due 01/20/2031 •	66	66
LCM 29 Ltd. 5.649% due 04/15/2031 •	446	447
LCM Loan Income Fund I Ltd. 5.617% due 04/20/2031 •	1,472	1,473
M&T Equipment Notes 4.700% due 12/16/2027	12,800	12,896
Madison Park Funding XXIII Ltd. 5.545% due 07/27/2031 •	4,014	4,017
Madison Park Funding XXXV Ltd. 5.577% due 04/20/2032 •	3,966	3,974
Marathon CLO XIII Ltd. 5.518% due 04/15/2032 •	8,239	8,254
MidOcean Credit CLO VI 5.555% due 04/20/2033 •	11,655	11,666
MMAF Equipment Finance LLC
5.200% due 09/13/2027	3,955	3,969
5.790% due 11/13/2026	2,103	2,107
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	2,927	2,680
1.310% due 01/15/2069	6,855	6,492
1.580% due 04/15/2070	22,960	20,776
1.690% due 05/15/2069	4,096	3,897
2.230% due 07/15/2070	18,742	17,130
3.130% due 02/15/2068	944	933
4.000% due 12/15/2059	289	288
5.265% due 04/15/2069 •	5,594	5,571
Navient Student Loan Trust 5.271% due 07/26/2066 •	3,826	3,839
Nelnet Student Loan Trust
1.420% due 04/20/2062	422	400
4.759% due 12/24/2035 •	858	853
5.072% due 08/25/2067 •	8,616	8,625
5.271% due 09/25/2065 •	4,866	4,873
5.321% due 02/25/2066 •	4,746	4,752
Newark BSL CLO 2 Ltd. 5.550% due 07/25/2030 •	1,377	1,379
Octagon Investment Partners 39 Ltd. 5.475% due 10/20/2030 •	4,111	4,114
OZLM XVII Ltd. 5.475% due 07/20/2030 •	434	434
PEAC Solutions Receivables LLC 4.940% due 10/20/2028	6,200	6,250
PHEAA Student Loan Trust 5.421% due 11/25/2065 •	2,444	2,447
Romark CLO Ltd. 5.611% due 10/23/2030 •	6,688	6,691
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •	3,532	3,538
SLM Private Credit Student Loan Trust 4.609% due 12/15/2038 •	2,405	2,373
SLM Student Loan Trust
5.121% due 12/27/2038 •	1,262	1,254
5.171% due 01/25/2029 •	1,532	1,491
SMB Private Education Loan Trust
1.290% due 07/15/2053	7,927	7,568
4.865% due 03/17/2053 •	3,405	3,377
5.365% due 07/15/2053 •	1,000	1,002

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SoFi Consumer Loan Program Trust 4.470% due 08/15/2034	9,800	9,823
SoFi Professional Loan Program LLC 1.950% due 02/15/2046	7,172	6,738
Sound Point CLO XVIII Ltd. 5.707% due 01/21/2031 •	1,672	1,674
Sound Point CLO XX Ltd. 5.675% due 07/26/2031 •	174	174
Sounds Point CLO IV-R Ltd. 5.741% due 04/18/2031 •	437	438
Tiaa CLO III Ltd. 5.729% due 01/16/2031 •	275	275
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •	1,303	1,304
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •	3,521	3,523
Verizon Master Trust 5.059% due 08/20/2030 •	22,600	22,730
Voya CLO Ltd.
5.491% due 04/17/2030 •	1,642	1,644
5.559% due 06/07/2030 •	612	612
5.579% due 10/15/2030 •	2,429	2,431

		319,072

Total Asset-Backed Securities (Cost $2,356,469)		2,356,284

SOVEREIGN ISSUES 1.0%
Kommunalbanken AS 4.473% (SOFRINDX + 0.320%) due 06/25/2027 ~	88,000	88,026
Kuntarahoitus OYJ 5.290% (SOFRINDX + 1.000%) due 02/02/2029 ~	52,000	52,935

Total Sovereign Issues (Cost $140,924)		140,961

SHORT-TERM INSTRUMENTS 9.3%
COMMERCIAL PAPER 6.3%
AES Corp. 4.500% due 10/07/2025	113,300	113,201
Air Lease Corp.
4.550% due 10/02/2025	11,500	11,497
4.560% due 10/07/2025	55,700	55,651
4.570% due 10/10/2025	31,100	31,061
4.570% due 10/14/2025	1,900	1,897
Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025	53,900	53,894
4.560% due 10/03/2025	50,300	50,282
AutoNation, Inc. 4.550% due 10/08/2025 (a)	32,200	32,166
Campbell's Co. 4.500% due 11/19/2025	1,550	1,541
Canadian Natural Resources Ltd. 4.450% due 10/22/2025	48,400	48,267
Crown Castle, Inc.
4.610% due 10/21/2025 (a)	8,550	8,527
4.610% due 10/23/2025	87,850	87,590
4.620% due 10/21/2025	51,810	51,670
4.620% due 10/23/2025	41,100	40,978
Glencore Funding LLC 4.360% due 10/16/2025	10,300	10,280
HA Sustainable Infrastructure Capital, Inc. 4.850% due 10/14/2025	2,450	2,445
HCA, Inc.
4.600% due 10/22/2025	29,900	29,815
4.600% due 10/23/2025	91,300	91,030
4.650% due 10/17/2025	300	299
4.650% due 10/20/2025	25,000	24,936
4.650% due 10/21/2025	40,700	40,590
4.750% due 10/09/2025	14,300	14,284
Keurig Dr. Pepper, Inc. 4.450% due 10/15/2025	31,900	31,843
Oracle Corp. 4.220% due 01/16/2026	45,100	44,543

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Southern California Edison Co. 4.800% due 10/27/2025	13,300	13,255

		891,542

REPURCHASE AGREEMENTS (e) 3.0%		418,000

Total Short-Term Instruments (Cost $1,309,640)		1,309,542

Total Investments in Securities (Cost $14,119,989)		14,133,176

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	516,501	517

Total Short-Term Instruments (Cost $517)		517

Total Investments in Affiliates (Cost $517)		517

Total Investments 100.5% (Cost $14,120,506)		$14,133,693
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(1,631)
Other Assets and Liabilities, net (0.5)%		(69,621)

Net Assets 100.0%		$14,062,441

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $505 were out on loan in exchange for $517 of cash collateral as of September 30, 2025.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.220%	09/30/2025	10/01/2025	$314,000	U.S. Treasury Notes 1.500% - 3.500% due 01/31/2027 - 09/30/2029		$(320,381)	$314,000	$314,037
	4.320	09/30/2025	10/01/2025	4,000	U.S. Treasury Notes 3.500% due 09/30/2027		(4,079)	4,000	4,001
	4.450	09/30/2025	10/01/2025	100,000	U.S. Treasury Notes 4.000% due 07/31/2032		(101,909)	100,000	100,012

Total Repurchase Agreements							$(426,369)	$418,000	$418,050

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2025	14,907	$(3,106,596)	$(2,026)	$0	$(1,631)

Total Futures Contracts							$(2,026)	$0	$(1,631)

(g)

Securities with an aggregate market value of $18,110 and cash of $104 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$10,036	$4,807,414	$0	$4,817,450
Industrials					0	1,966,336	0	1,966,336
Utilities					0	687,261	0	687,261
U.S. Government Agencies					0	2,195,689	29,041	2,224,730
U.S. Treasury Obligations					0	421,674	0	421,674
Non-Agency Mortgage-Backed Securities					0	208,938	0	208,938
Asset-Backed Securities
Automobile ABS Other					0	950,252	0	950,252
Automobile Sequential					0	791,472	0	791,472
CMBS Other					0	58,245	0	58,245
Credit Card Bullet					0	84,126	0	84,126
Credit Card Other					0	153,117	0	153,117
Other ABS					0	319,072	0	319,072

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Sovereign Issues	0	140,961	0	140,961
Short-Term Instruments
Commercial Paper	0	891,542	0	891,542
Repurchase Agreements	0	418,000	0	418,000

	$10,036	$14,094,099	$29,041	$14,133,176
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	517	0	0	517

Total Investments	$10,553	$14,094,099	$29,041	$14,133,693

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,631)	$0	$(1,631)

Total Financial Derivative Instruments	$0	$(1,631)	$0	$(1,631)

Totals	$10,553	$14,092,468	$29,041	$14,132,062

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 3.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.240% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,975
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,342
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	3,002
5.500% due 10/01/2054	5,000	5,532
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	8,075
5.000% due 10/01/2055	4,800	5,192
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	3,300	3,559
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,038
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,500	1,682
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	4,700	5,153
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,607
5.000% due 11/15/2036	1,220	1,298
5.000% due 11/15/2037	875	924
Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,210	2,269
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,500	3,904
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	1,900	1,912
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,400	4,773
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,366
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	9,177
5.000% due 10/01/2055	700	764
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,809
5.000% due 01/01/2056	6,600	6,973
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,667

		86,993

ALASKA 0.3%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,105
Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,045
Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2021 5.000% due 06/01/2033	2,890	3,079

		6,229

ARIZONA 0.9%
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	2,900	3,223
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	8,500	8,916
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	416
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,500	1,528
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2043	5,000	5,398

		19,481

CALIFORNIA 5.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 3.340% (MUNIPSA) due 04/01/2056 ~	2,000	1,990

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	5,059
5.250% due 11/01/2054	7,750	8,407
5.500% due 10/01/2054	1,885	2,065
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,100	6,597
5.000% due 02/01/2055	8,100	8,827
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	5,400	5,812
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	1,000
4.000% due 03/01/2039	1,500	1,391
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,131
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	600	635
5.250% due 12/01/2042	3,000	3,132
5.250% due 12/01/2043	2,825	2,931
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	8,400	9,365
California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	3,250	3,540
5.000% due 12/01/2035	7,400	8,156
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,100	1,111
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,505
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	3,070
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	6,400	6,586
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	3,500	3,651
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	740
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,067	1,115
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,664
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	5,522
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,095
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020 4.000% due 06/01/2036	3,400	3,524
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	521
5.000% due 09/01/2044	690	703
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	6,322
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,790

		116,957

COLORADO 1.8%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	300	319
Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	6,000	5,479
5.000% due 11/15/2048	2,500	2,508
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	1,365	1,377
5.000% due 11/15/2049	1,360	1,393
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,329
5.250% due 11/01/2037	1,450	1,576
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	5,800	6,306
Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	4,500	5,051
5.000% due 05/15/2034	3,400	3,902
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	4,000	3,859
Colorado State Certificates of Participation Bonds, Series 2018 4.000% due 12/15/2036	3,455	3,495
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,418

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.537% (SOFRRATE) due 09/01/2039 ~	3,400	3,393

		41,405

CONNECTICUT 1.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	2,690	2,808
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,082
5.000% due 01/01/2035	4,290	4,472
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,457
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,902
Connecticut State General Obligation Notes, Series 2022 5.000% due 09/15/2028	2,725	2,926
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,279
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	1,978

		23,904

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	2,000

DISTRICT OF COLUMBIA 2.2%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2039	9,155	10,105
District of Columbia General Obligation Notes, Series 2024 5.000% due 08/01/2031	3,000	3,404
District of Columbia Income Tax Revenue Bonds, Series 2025 5.000% due 06/01/2041	5,500	5,987
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2028	8,500	9,080
District of Columbia Revenue Bonds, Series 2025 5.000% due 04/01/2060	13,000	14,555
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,159
5.000% due 07/01/2033	5,000	5,177

		50,467

FLORIDA 3.6%
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2029	3,450	3,762
5.000% due 07/01/2030	2,000	2,222
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,036
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,273
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 3.650% due 11/15/2054	17,000	17,000
Hillsborough County, Florida Industrial Development Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	6,500	7,469
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,500	1,610
JEA Electric System, Florida Revenue Notes, Series 2024 5.000% due 10/01/2034	4,500	5,147
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 4.000% due 10/01/2039	1,000	1,002
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,098
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025 5.250% due 04/01/2038	6,000	6,750
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017 4.000% due 07/01/2033	3,000	3,022
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024 5.000% due 10/01/2032	2,750	3,169
Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023 5.000% due 10/01/2028	1,450	1,554
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,185
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	1,260
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (c)	350	326
0.000% due 10/01/2029 (c)	700	605
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2032	2,295	2,617

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022 5.000% due 03/15/2052	5,000	5,182
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2025 5.000% due 08/15/2065	5,200	5,718
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	149

		80,156

GEORGIA 2.9%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,818
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,895
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	620
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,013
5.000% due 04/01/2043	3,375	3,508
Development Authority of Burke County, Georgia Revenue Bonds, Series 2008 3.375% due 11/01/2048	4,500	4,529
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,090
Gainesville & Hall County, Georgia Hospital Authority Revenue Notes, Series 2024 5.000% due 10/15/2030	3,000	3,333
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	723
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	715
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,965
5.000% due 12/01/2052	3,000	3,180
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,066
5.000% due 12/01/2053	7,600	8,193
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,800	1,949
5.000% due 12/01/2054	1,800	1,961
5.000% due 05/01/2055	3,400	3,719
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	15,300	16,628
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,269
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	1,908
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2026	400	402
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2027	200	204
Municipal Electric Authority of Georgia Revenue Notes, Series 2024 5.000% due 01/01/2033	2,500	2,821

		66,509

HAWAII 0.1%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,000

IDAHO 0.4%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	3,200	3,505
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.450% due 01/01/2044	2,345	2,308
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 01/01/2056	2,750	3,123

		8,936

ILLINOIS 5.0%
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	3,620	3,702
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	5,300	5,346
Illinois Finance Authority Revenue Bonds, Series 2020 3.700% due 08/15/2049	7,600	7,600
Illinois Finance Authority Revenue Bonds, Series 2022 3.700% due 08/15/2057	5,000	5,000
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2038	8,320	9,048
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2033	3,500	3,900
Illinois Sales Tax State Revenue Bonds, Series 2024 5.000% due 06/15/2040	1,195	1,277

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,212
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	3,990	4,110
Illinois State General Obligation Bonds, Series 2024 5.000% due 02/01/2036	9,000	9,953
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	7,500	7,814
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	7,000	7,560
Illinois State General Obligation Notes, Series 2024 5.000% due 05/01/2032	5,000	5,585
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,100	2,101
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,695
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	14,400	14,859
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,970
5.000% due 01/01/2036	5,000	5,642
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	324
0.000% due 06/15/2037 (c)	1,500	919
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025 5.000% due 06/01/2038	2,520	2,796
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,389
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,059

		111,861

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,647
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,055
4.250% due 11/01/2030	1,500	1,537
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,587
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,120
5.000% due 10/01/2037	800	888
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	3,000	3,357
Indiana Finance Authority Revenue Notes, Series 2024
5.000% due 03/01/2031	600	657
5.000% due 03/01/2032	700	772
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 02/01/2048	4,000	4,449
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	3,900	4,082

		24,151

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,261
5.000% due 12/01/2050	800	922

		4,183

KANSAS 0.1%
Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2041	2,105	2,199

KENTUCKY 0.7%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	4,500	4,965
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,650	1,651
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	1,800	1,951
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	1,700	1,824

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024 4.375% due 09/01/2040	5,810	6,047

		16,438

LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	13,100	12,508
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,253
5.000% due 08/15/2028	1,200	1,246
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2037	960	1,071
5.000% due 07/01/2040	700	754
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,980	1,747
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,096
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	4,400	4,768
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	1,982

		26,425

MARYLAND 1.2%
Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025 6.250% due 09/01/2056	6,900	7,741
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,477
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	444
4.000% due 06/01/2037	225	217
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,200	2,410
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	376
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	3,490	3,843
Washington Suburban Sanitary Commission, Maryland Revenue Bonds, (CNTY Insured), Series 2013 3.850% due 06/01/2027	9,840	9,840

		26,348

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,756
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2036	5,000	5,792
5.000% due 04/01/2040	1,750	1,940
5.000% due 04/01/2042	2,000	2,169
5.000% due 04/01/2043	2,500	2,689
5.000% due 08/01/2048	6,500	6,859
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2033	1,500	1,747
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,591
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.490% (MUNIPSA) due 07/01/2049 ~	1,000	1,000

		27,543

MICHIGAN 3.0%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.650% (TSFR3M) due 07/01/2032 ~	3,000	2,976
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,269
5.000% due 07/01/2030	1,715	1,883
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2037	5,000	5,573
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.640% (MUNIPSA) due 04/15/2047 ~	3,500	3,490
Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022 5.000% due 04/15/2030	2,000	2,210
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	5,000	5,072
Michigan Finance Authority Revenue Bonds, Series 2024 5.000% due 02/28/2039	1,290	1,393
Michigan Finance Authority Revenue Notes, Series 2024 5.000% due 08/31/2034	1,930	2,168
Michigan State Building Authority Revenue Bonds, Series 2015 5.000% due 04/15/2034	2,000	2,002
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,109

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Michigan State Hospital Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2035	4,600	5,248
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	1,800	1,986
Michigan State Housing Development Authority Revenue Bonds, Series 2025 6.000% due 06/01/2056 (a)	19,900	22,201
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	2,004
Northern Michigan University Revenue Bonds, Series 2025 5.250% due 06/01/2046	1,890	2,006
Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2031	2,730	3,073
5.000% due 11/15/2033	2,020	2,308

		67,971

MINNESOTA 1.0%
Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2033	3,410	3,505
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2030	8,000	8,770
5.000% due 07/01/2032	2,000	2,230
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	3,060	3,233
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,680	1,888
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,800	1,821
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2039	1,000	1,083

		22,530

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,501
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2040	1,000	1,062
Mississippi Development Bank Revenue Notes, Series 2024 5.000% due 01/01/2031	1,250	1,395

		3,958

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	2,700	2,510
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	4,000	4,551
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	7,000	7,780
6.250% due 05/01/2056	1,700	1,911

		16,752

MULTI-STATE 4.0%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.497% due 06/25/2042	2,800	2,835
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	15,441	15,174
4.869% due 01/25/2043	20,954	21,698
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,367	8,396
4.140% due 01/25/2040	10,754	10,569
4.553% due 08/25/2040	13,138	13,365
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(f)	6,662	6,783
4.685% due 10/25/2040	6,435	6,610
4.700% due 04/25/2042 ~	4,982	5,052

		90,482

NEBRASKA 0.2%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2042	3,625	3,916

NEVADA 1.5%
Clark County, Nevada Department of Highway Revenue Bonds, Series 2024 4.000% due 07/01/2042	5,000	4,828
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,550
Humboldt County, Nevada Revenue Bonds, Series 2016 3.550% due 10/01/2029	5,000	5,101

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,479
Nevada State General Obligation Bonds, Series 2023 5.000% due 05/01/2040	10,000	10,907
Washoe County School District, Nevada General Obligation Bonds, Series 2023 4.125% due 06/01/2041	4,235	4,255
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,500	2,528

		33,648

NEW HAMPSHIRE 1.7%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	5,085	4,969
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	4,871	4,525
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 4.163% due 10/01/2051	1,390	1,332
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	6,273	6,048
4.216% due 11/20/2042	9,193	8,729
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2033	4,000	4,486
5.000% due 08/01/2034	1,700	1,911
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,260	5,958

		37,958

NEW JERSEY 2.2%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	12,552	11,441
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	975	976
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	515
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,737
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	2,400	2,721
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,031
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	1,087
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,438
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,191
5.000% due 06/15/2037	10,985	12,051
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	7,870	8,245

		50,433

NEW MEXICO 0.9%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,735
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	7,000	7,119
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,600

		19,454

NEW YORK 10.4%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	5,000	5,040
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,641
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2040	1,665	1,804
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,832
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,378
New York City, New York General Obligation Bonds, Series 2015 3.850% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2017 3.850% due 10/01/2046	14,200	14,200
New York City, New York General Obligation Bonds, Series 2018 3.850% due 12/01/2047	10,000	10,000
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,187

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.700% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	2,000	2,141
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,617
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 3.850% due 11/01/2042	20,000	20,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 3.700% due 08/01/2042	15,150	15,150
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 3.850% due 11/01/2044	8,000	8,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,223
5.000% due 02/01/2040	2,450	2,608
5.250% due 08/01/2040	4,890	5,304
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,264
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2037	2,000	2,213
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2037	4,500	5,000
5.000% due 05/01/2046	8,000	8,382
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,160
5.000% due 11/01/2036	1,300	1,480
5.000% due 11/01/2037	4,500	5,049
5.000% due 11/01/2046	4,000	4,191
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	5,800	6,202
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,140
5.000% due 11/15/2037	1,000	1,127
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	3,500	3,503
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,849
4.000% due 03/15/2048	5,000	4,661
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,310
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2042	2,000	2,137
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039	3,385	3,640
5.000% due 07/01/2040	1,500	1,596
5.000% due 03/15/2042	2,250	2,426
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	6,100	6,897
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,004
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	6,500	6,092
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2042	4,300	4,633
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	2,500	2,503
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	4,900	5,492
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,096
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,955	3,006
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,222
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	4,200	4,795
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 12/01/2033	1,000	1,159
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,286
5.000% due 06/01/2027	2,800	2,888

		235,528

NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.700% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,226
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	2,990	3,038
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,390	3,749

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	4,100	4,706
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	4,300	4,758

		36,242

NORTH DAKOTA 0.2%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,139
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	2,650	2,935

		4,074

OHIO 2.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,050
5.000% due 06/01/2036	2,065	2,152
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,262
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2039	1,000	1,104
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	574
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	123
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	8,950	9,330
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,051
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 3.800% due 01/01/2043	8,000	8,000
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,668
5.000% due 02/01/2039	1,750	1,924
5.000% due 02/01/2042	1,700	1,812
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	9,015	9,953
Ohio Water Development Authority Revenue Bonds, Series 2023 5.000% due 12/01/2038	1,250	1,383
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	5,000	5,213
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2037	4,985	5,532
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	420
5.000% due 12/01/2039	430	462
5.000% due 12/01/2040	410	437
5.000% due 12/01/2041	460	485
University of Cincinnati, Ohio Revenue Bonds, Series 2025 5.000% due 06/01/2041	2,765	2,970
Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (c)	845	689
0.000% due 12/01/2032 (c)	880	686

		60,280

OKLAHOMA 0.4%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,056
5.000% due 06/01/2037	1,100	1,210
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2036	4,000	4,495
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025 5.000% due 09/01/2032	1,600	1,812

		9,573

OREGON 0.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,600
5.000% due 08/15/2036	1,500	1,589
5.000% due 08/15/2037	1,600	1,683
Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2036	2,000	2,271
5.000% due 05/15/2037	1,000	1,125
5.000% due 05/15/2038	2,250	2,505
Oregon State Lottery Revenue Bonds, Series 2025 5.000% due 04/01/2036	1,440	1,664
Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	1,390	1,617

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.000% due 04/01/2035	2,015	2,355

		16,409

PENNSYLVANIA 3.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.590% (MUNIPSA) due 11/15/2047 ~	10,000	9,918
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	4,150	4,077
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,697
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 3.720% (TSFR3M) due 06/01/2037 ~	4,000	3,742
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023 4.000% due 03/01/2035	1,100	1,155
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023 4.000% due 03/01/2033	600	632
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,753
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	5,500	5,718
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	6,900	7,621
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,289
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	1,100	1,208
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2036	8,170	8,899
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,350	2,570
5.000% due 12/01/2043	4,000	4,255
Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 5.000% due 02/01/2031	2,500	2,716
Philadelphia, Pennsylvania General Obligation Bonds, Series 2021 4.000% due 05/01/2037	2,700	2,722
School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 4.000% due 09/01/2038	2,200	2,205
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	3,750	4,032
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2031	1,000	1,130

		73,339

PUERTO RICO 1.8%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	930	895
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	34,300	11,713
0.000% due 07/01/2051 (c)	26,355	6,629
4.500% due 07/01/2034	8,671	8,674
5.000% due 07/01/2058	1,000	967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	9,000	8,621
4.550% due 07/01/2040	4,200	4,108

		41,607

RHODE ISLAND 1.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2023 5.000% due 09/01/2036	3,065	3,447
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2037	1,000	1,080
Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024 5.000% due 05/15/2034	6,500	7,185
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,006
5.000% due 06/01/2040	2,000	2,000

		24,718

SOUTH CAROLINA 0.9%
Charleston County, South Carolina Airport District Revenue Notes, Series 2024 5.000% due 07/01/2033	1,720	1,965
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	2,800	3,057
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	9,000	10,011
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.500% due 12/01/2054	3,000	3,192
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,175	1,266

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.000% due 12/01/2042	1,500	1,581

		21,072

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	902
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	3,305	3,305

		4,207

TENNESSEE 1.4%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, (HUD Insured), Series 2022 3.950% due 12/01/2027	3,500	3,504
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	855
5.000% due 07/01/2038	500	552
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	3,275	3,362
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,050
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,478
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	3,000	3,057
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,400	3,659
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	6,600	7,313

		30,830

TEXAS 14.9%
AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024 4.000% due 08/15/2044	3,575	3,349
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	4,000	4,330
5.000% due 02/15/2041	2,800	3,002
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 03/01/2043	3,750	3,729
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,700	1,713
Board of Regents of the University of Texas System Revenue Bonds, Series 2024 5.000% due 08/15/2041	5,385	5,891
Board of Regents of the University of Texas System Revenue Bonds, Series 2025 5.000% due 08/15/2036	3,500	4,039
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (c)	3,000	2,929
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	3,600	3,890
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 02/15/2044	4,450	4,692
Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/01/2042	5,000	4,934
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2039	5,300	5,855
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,494
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,363
Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.350% due 10/01/2041	2,330	2,343
Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2025 4.450% due 04/01/2041	2,000	2,041
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	16,500	18,100
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,850
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2037	5,220	5,811
Ector County, Texas General Obligation Notes, Series 2024 5.000% due 02/15/2035	1,700	1,926
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	14,200	14,385
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	5,000	4,993
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	24,000	24,627
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	1,097	1,104
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,237

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.700% due 10/01/2041	13,400	13,400
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	6,000	6,426
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 10/01/2031	2,200	2,464
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2041	7,800	8,309
Harris County, Texas Toll Road Revenue Bonds, Series 2023 5.000% due 08/15/2035	2,960	3,333
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2037	5,000	5,591
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	1,540	1,693
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,502
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,521
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 4.000% due 02/15/2039	3,250	3,275
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,650
5.000% due 02/15/2038	2,000	2,181
5.000% due 02/15/2039	5,000	5,409
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	14,500	14,797
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,522
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2039	1,200	1,296
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	4,000	4,396
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,600	2,622
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,281
4.000% due 05/15/2044	720	681
5.000% due 05/15/2038	1,000	1,095
5.000% due 05/15/2039	1,000	1,084
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	2,000	1,889
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025 5.250% due 08/15/2041	5,000	5,518
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2040	940	1,016
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	2,893
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	4,300	4,804
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,178
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	3,600	4,026
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015 4.000% due 02/15/2037	2,420	2,423
San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.550% due 03/01/2043	5,000	4,990
San Antonio Water System, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2039	4,200	4,644
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,435
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,905
5.000% due 02/01/2040	4,380	4,703
5.000% due 02/01/2041	3,000	3,198
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,438
Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.600% due 03/01/2043	2,000	2,007
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2053	5,000	5,532
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	6,400	7,125
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	8,300	9,305
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.331% (TSFR3M) due 12/15/2026 ~	2,500	2,501
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 06/30/2037	2,950	2,894
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	4,500	4,950
5.000% due 10/01/2042	5,790	6,202
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,167

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.000% due 03/15/2041	2,000	2,144
Texas Transportation Commission Revenue Bonds, Series 2019 0.000% due 08/01/2046 (c)	2,950	1,055
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	8,400	8,580
Texas Water Development Board Revenue Bonds, Series 2023 4.600% due 10/15/2039	2,045	2,160
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,320
5.000% due 10/15/2030	1,775	1,988
Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2028	500	514
5.000% due 09/01/2032	400	429

		336,088

UTAH 0.3%
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	2,980	3,364
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	3,800	4,362

		7,726

VIRGINIA 0.9%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,276
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	4,000	4,530
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,027
5.000% due 07/01/2038	600	652
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	3,300	3,303
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2060	6,500	7,154

		19,942

WASHINGTON 2.5%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,358
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2041	3,500	3,827
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,413
Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020 4.000% due 12/01/2037	2,135	2,171
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	5,024
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,838
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	1,787
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	491
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030 (a)	3,200	3,510
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	3,055	3,056
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	5,000	5,026
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2037	1,500	1,602
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	4,500	4,427
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,123	3,834
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.220% due 03/01/2050	4,672	4,495
Washington State Housing Finance Commission Revenue Bonds, Series 2025 4.078% due 11/20/2041	10,192	9,625
Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025 5.000% due 07/01/2035	1,000	1,088

		56,572

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	2,400	2,588

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

WISCONSIN 1.3%
Franklin Public School District, Wisconsin General Obligation Bonds, Series 2025 5.000% due 04/01/2040	6,180	6,622
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,367
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	269
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.800% due 04/01/2048	7,150	7,150
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,139
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (c)	1,075	980
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,844
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	2,000	1,952
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,048

		29,371

Total Municipal Bonds & Notes (Cost $2,064,031)		2,101,453

U.S. GOVERNMENT AGENCIES 0.4%
Federal Home Loan Mortgage Corp. 3.800% due 01/01/2040	9,849	9,284

Total U.S. Government Agencies (Cost $9,477)		9,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	2,900	2,919
Multifamily Tax-Exempt Mortgage-Backed Bonds 4.500% due 08/01/2041	993	1,007
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	3,000	2,970

Total Non-Agency Mortgage-Backed Securities (Cost $6,893)		6,896

	SHARES
SHORT-TERM INSTRUMENTS 6.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (e)	564,812	565

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.3%
Federal Home Loan Bank Discount Notes 3.950% due 10/01/2025 (c)(d)	$6,926	6,925

U.S. TREASURY BILLS 5.6%
4.210% due 10/02/2025 - 12/11/2025 (b)(c)	126,974	126,667

MUNICIPAL BONDS & NOTES 0.2%
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	3,000	3,026

Total Municipal Bonds & Notes (Cost $3,019)		3,026

Total Short-Term Instruments (Cost $137,169)		137,183

Total Investments in Securities (Cost $2,217,570)		2,254,816

Total Investments 100.0% (Cost $2,217,570)		$2,254,816
Other Assets and Liabilities, net 0.0%		(403)

Net Assets 100.0%		$2,254,413

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
(e)				Coupon represents a 7-Day Yield.
(f)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023	$11,127	$11,441	0.51%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024	6,710	6,783	0.30
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,835	6,092	0.27

				$23,672	$24,316	1.08%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$86,993	$0	$86,993
Alaska		0	6,229	0	6,229
Arizona		0	19,481	0	19,481
California		0	116,957	0	116,957
Colorado		0	41,405	0	41,405
Connecticut		0	23,904	0	23,904
Delaware		0	2,000	0	2,000
District of Columbia		0	50,467	0	50,467
Florida		0	80,156	0	80,156
Georgia		0	66,509	0	66,509
Hawaii		0	2,000	0	2,000
Idaho		0	8,936	0	8,936
Illinois		0	111,861	0	111,861
Indiana		0	24,151	0	24,151
Iowa		0	4,183	0	4,183
Kansas		0	2,199	0	2,199
Kentucky		0	16,438	0	16,438
Louisiana		0	26,425	0	26,425
Maryland		0	26,348	0	26,348
Massachusetts		0	27,543	0	27,543
Michigan		0	67,971	0	67,971
Minnesota		0	22,530	0	22,530
Mississippi		0	3,958	0	3,958
Missouri		0	16,752	0	16,752
Multi-State		0	90,482	0	90,482
Nebraska		0	3,916	0	3,916
Nevada		0	33,648	0	33,648
New Hampshire		0	37,958	0	37,958
New Jersey		0	50,433	0	50,433
New Mexico		0	19,454	0	19,454
New York		0	235,528	0	235,528
North Carolina		0	36,242	0	36,242
North Dakota		0	4,074	0	4,074
Ohio		0	60,280	0	60,280
Oklahoma		0	9,573	0	9,573
Oregon		0	16,409	0	16,409
Pennsylvania		0	73,339	0	73,339
Puerto Rico		0	41,607	0	41,607
Rhode Island		0	24,718	0	24,718
South Carolina		0	21,072	0	21,072

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

South Dakota	0	4,207	0	4,207
Tennessee	0	30,830	0	30,830
Texas	0	336,088	0	336,088
Utah	0	7,726	0	7,726
Virginia	0	19,942	0	19,942
Washington	0	56,572	0	56,572
West Virginia	0	2,588	0	2,588
Wisconsin	0	29,371	0	29,371
U.S. Government Agencies	0	9,284	0	9,284
Non-Agency Mortgage-Backed Securities	0	6,896	0	6,896
Short-Term Instruments
Mutual Funds	0	565	0	565
Short-Term Notes	0	6,925	0	6,925
U.S. Treasury Bills	0	126,667	0	126,667
Municipal Bonds & Notes	0	3,026	0	3,026

Total Investments	$0	$2,254,816	$0	$2,254,816

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
CORPORATE BONDS & NOTES 89.7%
BANKING & FINANCE 33.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$3,165	$3,110
3.000% due 10/29/2028	210	202
3.300% due 01/30/2032	2,168	1,998
3.400% due 10/29/2033	146	131
3.850% due 10/29/2041	63	52
4.450% due 10/01/2025	729	729
AIA Group Ltd. 4.950% due 04/04/2033 (d)	1,949	2,002
Aircastle Ltd.
4.250% due 06/15/2026	835	834
6.500% due 07/18/2028	638	671
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030	1,312	1,322
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	1,793	1,474
Allstate Corp. 4.200% due 12/15/2046	88	74
Ally Financial, Inc.
2.200% due 11/02/2028	1,668	1,559
5.548% due 07/31/2033 •	1,228	1,234
6.184% due 07/26/2035 •	4,396	4,537
6.848% due 01/03/2030 •	150	159
American Express Co.
5.389% due 07/28/2027 •	82	83
5.645% due 04/23/2027 •	26	26
6.489% due 10/30/2031 •	275	301
American Financial Group, Inc. 4.500% due 06/15/2047	423	355
American Homes 4 Rent LP 5.500% due 02/01/2034	382	394
American Tower Corp.
2.100% due 06/15/2030	500	451
2.750% due 01/15/2027	624	613
2.900% due 01/15/2030	2,547	2,401
2.950% due 01/15/2051	2,219	1,440
3.125% due 01/15/2027	322	318
3.600% due 01/15/2028	1,025	1,013
5.200% due 02/15/2029	1,293	1,331
5.650% due 03/15/2033	100	106
Aon Corp./Aon Global Holdings PLC
2.900% due 08/23/2051	2,421	1,535
3.900% due 02/28/2052	236	179
Arch Capital Group Ltd. 3.635% due 06/30/2050	242	180
ARES Capital Corp.
2.875% due 06/15/2027	1,237	1,208
2.875% due 06/15/2028	1,749	1,670
ARES Management Corp. 5.600% due 10/11/2054	2	2
Arthur J Gallagher & Co.
3.500% due 05/20/2051	946	672
5.750% due 07/15/2054	86	86
ASB Bank Ltd. 2.375% due 10/22/2031	125	112
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	582	546
Athene Global Funding
1.450% due 01/08/2026	564	560
1.608% due 06/29/2026	1,220	1,198
2.673% due 06/07/2031	850	760
5.322% due 11/13/2031	2,088	2,138
Australia & New Zealand Banking Group Ltd. 4.400% due 05/19/2026 (e)	468	469
AvalonBay Communities, Inc. 5.350% due 06/01/2034	1,475	1,536
Aviation Capital Group LLC
1.950% due 01/30/2026	168	167
6.250% due 04/15/2028	2,411	2,515

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	19	19
2.528% due 11/18/2027	752	723
5.500% due 01/15/2026	1,977	1,980
AXIS Specialty Finance PLC 4.000% due 12/06/2027	273	272
Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •	1,598	1,860
Banco de Credito e Inversiones SA 3.500% due 10/12/2027 (d)	798	787
Banco Santander SA
1.849% due 03/25/2026	86	85
5.294% due 08/18/2027	120	122
Bank of America Corp.
1.898% due 07/23/2031 •	417	373
2.572% due 10/20/2032 •	3,480	3,120
2.592% due 04/29/2031 •	343	318
2.687% due 04/22/2032 •	938	855
2.972% due 02/04/2033 •	313	285
3.194% due 07/23/2030 •	150	145
3.419% due 12/20/2028 •	3,012	2,967
3.593% due 07/21/2028 •	74	73
3.970% due 03/05/2029 •	173	172
5.015% due 07/22/2033 •	2,680	2,740
5.080% due 01/20/2027 •	1,409	1,412
5.202% due 04/25/2029 •	2,467	2,529
5.288% due 04/25/2034 •	1,912	1,979
5.468% due 01/23/2035 •	2,940	3,072
5.872% due 09/15/2034 •	140	150
Bank of Ireland Group PLC 2.029% due 09/30/2027 •	1,211	1,184
Bank of Montreal 5.717% due 09/25/2028	115	120
Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	647	650
5.802% due 10/25/2028 •	327	339
5.834% due 10/25/2033 •	2,123	2,287
Bank of New Zealand 1.000% due 03/03/2026	110	109
Bank of Nova Scotia 4.404% due 09/08/2028 •	570	573
Barclays PLC
4.375% due 01/12/2026	3,107	3,107
4.972% due 05/16/2029 •	2,467	2,504
5.785% due 02/25/2036 •	500	522
5.829% due 05/09/2027 •	120	121
6.224% due 05/09/2034 •	148	159
6.496% due 09/13/2027 •	1,289	1,316
7.325% due 11/02/2026 •	120	120
7.385% due 11/02/2028 •	558	592
7.437% due 11/02/2033 •	253	290
Berkshire Hathaway Finance Corp. 3.850% due 03/15/2052	1,646	1,293
BGC Group, Inc. 6.600% due 06/10/2029	1,618	1,683
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	288	269
4.000% due 10/02/2047	397	317
5.900% due 11/03/2027	130	135
Blackstone Private Credit Fund 4.000% due 01/15/2029	150	147
Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,211	1,192
3.625% due 01/15/2026	251	250
Block Financial LLC 3.875% due 08/15/2030	1,082	1,043
Blue Owl Capital Corp.
3.400% due 07/15/2026	201	199
4.250% due 01/15/2026	10	10
Blue Owl Finance LLC
3.125% due 06/10/2031	1,189	1,083
4.125% due 10/07/2051	656	481
6.250% due 04/18/2034	2,467	2,589
BNP Paribas SA
1.323% due 01/13/2027 •	1,401	1,388
4.400% due 08/14/2028	3,653	3,665
Boston Properties LP 2.550% due 04/01/2032	100	86
BPCE SA
1.000% due 01/20/2026	314	311
1.652% due 10/06/2026 •	2,024	2,023
3.500% due 10/23/2027	622	612
5.975% due 01/18/2027 •	1,446	1,452
6.612% due 10/19/2027 •	650	665

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Brandywine Operating Partnership LP 3.950% due 11/15/2027	375	368
Brighthouse Financial Global Funding 1.550% due 05/24/2026	446	437
Brighthouse Financial, Inc. 4.700% due 06/22/2047	65	52
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,386	1,309
Brookfield Finance, Inc.
3.625% due 02/15/2052	942	682
3.900% due 01/25/2028	1,202	1,194
4.850% due 03/29/2029	1,959	1,992
CaixaBank SA 6.684% due 09/13/2027 •	1,792	1,832
Cantor Fitzgerald LP 7.200% due 12/12/2028	928	992
Capital One Financial Corp.
4.100% due 02/09/2027	184	184
5.247% due 07/26/2030 •	328	337
5.268% due 05/10/2033 •	145	148
5.468% due 02/01/2029 •	120	123
5.700% due 02/01/2030 •	1,471	1,528
Capital One NA 4.650% due 09/13/2028	2,794	2,828
CBRE Services, Inc. 5.950% due 08/15/2034	4,525	4,829
Charles Schwab Corp.
1.650% due 03/11/2031	5,161	4,489
1.950% due 12/01/2031	374	325
2.300% due 05/13/2031	142	128
2.900% due 03/03/2032	180	164
Chubb INA Holdings LLC 3.050% due 12/15/2061	417	262
CI Financial Corp. 7.500% due 05/30/2029	1,283	1,368
Citibank NA
5.570% due 04/30/2034	4,038	4,281
5.803% due 09/29/2028	150	157
Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,433
2.572% due 06/03/2031 •	500	460
3.057% due 01/25/2033 •	2,345	2,136
3.070% due 02/24/2028 •	130	128
3.668% due 07/24/2028 •	563	558
4.075% due 04/23/2029 •	393	392
4.412% due 03/31/2031 •	80	80
4.542% due 09/19/2030 •	2,431	2,443
4.910% due 05/24/2033 •	150	152
5.333% due 03/27/2036 •	1,276	1,305
6.270% due 11/17/2033 •	1,161	1,267
Citizens Bank NA
3.750% due 02/18/2026	633	632
4.575% due 08/09/2028 •	463	466
Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	933
3.250% due 04/30/2030	10	9
5.718% due 07/23/2032 •	2,561	2,675
CNO Global Funding 5.875% due 06/04/2027	1,196	1,227
Commonwealth Bank of Australia 2.688% due 03/11/2031 (e)	1,215	1,100
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	774	753
3.750% due 07/21/2026	891	887
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.650% due 04/05/2027	1,842	1,827
3.850% due 04/05/2029	1,222	1,204
4.400% due 04/05/2052	199	165
Credit Agricole SA
1.247% due 01/26/2027 •	1,263	1,250
5.301% due 07/12/2028	51	53
6.316% due 10/03/2029 •	1,807	1,906
Crown Castle, Inc.
2.100% due 04/01/2031	20	18
2.250% due 01/15/2031	986	878
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	607
2.900% due 04/01/2041	172	126
3.100% due 11/15/2029	1,418	1,349
3.300% due 07/01/2030	100	95
4.300% due 02/15/2029	681	678
4.450% due 02/15/2026	1,020	1,020

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

CubeSmart LP 3.000% due 02/15/2030	56	53
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,215	1,210
Danske Bank AS 4.375% due 06/12/2028	1,381	1,387
Deutsche Bank AG
2.129% due 11/24/2026 •	1,569	1,563
5.373% due 01/10/2029 •	980	1,001
6.720% due 01/18/2029 •	540	567
7.079% due 02/10/2034 •	847	931
Digital Realty Trust LP
3.700% due 08/15/2027	51	51
5.550% due 01/15/2028	469	483
DNB Bank ASA 1.535% due 05/25/2027 •	1,825	1,793
DOC Dr. LLC 3.950% due 01/15/2028	264	262
Empower Finance 2020 LP 3.075% due 09/17/2051	2,743	1,787
Enstar Group Ltd. 3.100% due 09/01/2031	396	354
EPR Properties
3.750% due 08/15/2029	2,170	2,090
4.950% due 04/15/2028	60	60
EQT AB 5.850% due 05/08/2035	1,698	1,756
Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	1,044	942
3.000% due 07/15/2050	1,113	728
3.200% due 11/18/2029	1,222	1,171
Equitable Financial Life Global Funding 1.300% due 07/12/2026	620	607
Essex Portfolio LP 2.650% due 03/15/2032	3,158	2,819
Extra Space Storage LP 2.350% due 03/15/2032	1,710	1,485
F&G Global Funding
1.750% due 06/30/2026	135	132
2.300% due 04/11/2027	641	622
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	1,536	1,598
Fidelity National Financial, Inc. 3.200% due 09/17/2051	313	202
First American Financial Corp. 4.000% due 05/15/2030	213	206
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	928	882
3.815% due 11/02/2027	865	844
4.125% due 08/17/2027	1,345	1,323
4.389% due 01/08/2026	1,543	1,543
4.542% due 08/01/2026	936	935
5.727% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,218	1,217
5.850% due 05/17/2027	1,161	1,176
6.532% due 03/19/2032 (d)	2,210	2,301
6.800% due 05/12/2028	120	125
6.950% due 03/06/2026	785	791
FS KKR Capital Corp. 3.400% due 01/15/2026	262	261
GA Global Funding Trust
1.950% due 09/15/2028	181	169
2.250% due 01/06/2027	775	756
5.900% due 01/13/2035	572	594
GATX Corp. 3.500% due 06/01/2032	50	46
General Motors Financial Co., Inc.
1.250% due 01/08/2026	1,865	1,850
1.500% due 06/10/2026	1,209	1,186
2.350% due 01/08/2031	150	133
4.300% due 04/06/2029	132	131
5.850% due 04/06/2030	100	105
Global Atlantic Fin Co. 3.125% due 06/15/2031	511	462
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	100	90
4.000% due 01/15/2030	1,240	1,202
4.000% due 01/15/2031	475	455
5.300% due 01/15/2029	1,443	1,471
5.625% due 09/15/2034	2,339	2,369
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,681	1,660
1.948% due 10/21/2027 •	2,131	2,081
1.992% due 01/27/2032 •	4,719	4,165

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

2.615% due 04/22/2032 •	2,704	2,454
2.640% due 02/24/2028 •	1,230	1,204
3.102% due 02/24/2033 •	1,728	1,586
3.615% due 03/15/2028 •	289	287
4.482% due 08/23/2028 •	1,628	1,639
5.016% due 10/23/2035 •	1,370	1,380
5.851% due 04/25/2035 •	1,002	1,068
6.484% due 10/24/2029 •	138	147
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	1,930	1,920
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,217	1,027
HAT Holdings I LLC/HAT Holdings II LLC 8.000% due 06/15/2027	155	161
Highwoods Realty LP 3.050% due 02/15/2030	2,065	1,913
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034	385	377
Host Hotels & Resorts LP
4.500% due 02/01/2026	476	475
5.700% due 07/01/2034	2,936	3,009
HSBC Holdings PLC
2.013% due 09/22/2028 •	52	50
2.206% due 08/17/2029 •	280	264
2.357% due 08/18/2031 •	1,243	1,125
2.871% due 11/22/2032 •	234	211
3.973% due 05/22/2030 •	1,829	1,802
4.041% due 03/13/2028 •	210	209
4.583% due 06/19/2029 •	1,140	1,148
4.755% due 06/09/2028 •	208	210
5.130% due 03/03/2031 •	3,394	3,477
5.210% due 08/11/2028 •	100	102
5.546% due 03/04/2030 •	139	144
5.790% due 05/13/2036 •	1,356	1,431
5.887% due 08/14/2027 •	272	276
7.390% due 11/03/2028 •	69	73
HSBC USA, Inc. 5.294% due 03/04/2027	145	147
ING Groep NV
1.726% due 04/01/2027 •	55	54
4.017% due 03/28/2028 •	382	381
Intesa Sanpaolo SpA
7.000% due 11/21/2025	100	100
7.778% due 06/20/2054 •	1,157	1,391
8.248% due 11/21/2033 •	563	665
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	2,523	2,182
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.750% due 04/01/2033	27	28
6.500% due 12/01/2052	229	242
Jefferies Financial Group, Inc. 6.200% due 04/14/2034	140	149
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	100
1.470% due 09/22/2027 •	1,257	1,225
2.522% due 04/22/2031 •	320	297
2.947% due 02/24/2028 •	1,559	1,535
2.963% due 01/25/2033 •	715	654
3.509% due 01/23/2029 •	922	910
4.005% due 04/23/2029 •	478	477
4.323% due 04/26/2028 •	1,525	1,529
4.586% due 04/26/2033 •	876	879
4.851% due 07/25/2028 •	1,451	1,470
4.912% due 07/25/2033 •	2,813	2,869
4.979% due 07/22/2028 •	1,005	1,021
5.336% due 01/23/2035 •	1,220	1,268
5.571% due 04/22/2028 •	432	442
5.766% due 04/22/2035 •	4,042	4,308
KKR Group Finance Co. X LLC 3.250% due 12/15/2051	3,059	2,064
Lazard Group LLC 4.500% due 09/19/2028	2,467	2,479
Liberty Mutual Group, Inc. 4.850% due 08/01/2044	20	18
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	178
3.750% due 03/18/2028 •	495	492
5.871% due 03/06/2029 •	803	833
7.953% due 11/15/2033 •	1,598	1,862
LPL Holdings, Inc. 5.750% due 06/15/2035	80	82
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	308	311

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

LSEGA Financing PLC
2.000% due 04/06/2028	1,597	1,515
3.200% due 04/06/2041	1,514	1,169
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,150
3.763% due 11/28/2028 •	60	59
Main Street Capital Corp. 5.400% due 08/15/2028	1,522	1,529
Manulife Financial Corp. 4.150% due 03/04/2026	813	813
Marex Group PLC 6.404% due 11/04/2029	1,866	1,925
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	2	2
4.550% due 11/08/2027	224	227
4.850% due 11/15/2031	1	1
5.000% due 03/15/2035	12	12
MassMutual Global Funding II 5.050% due 12/07/2027	351	358
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	49
Met Tower Global Funding 1.250% due 09/14/2026	111	108
MetLife, Inc.
4.125% due 08/13/2042	130	112
9.250% due 04/08/2068	163	196
Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,306	2,247
5.150% due 03/28/2033	3,052	3,163
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,275	1,292
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	638	565
2.341% due 01/19/2028 •	2,941	2,873
3.195% due 07/18/2029	1,398	1,347
5.017% due 07/20/2028 •	1,088	1,105
Mizuho Financial Group, Inc.
5.414% due 09/13/2028 •	2,078	2,129
5.748% due 07/06/2034 •	307	326
Morgan Stanley
1.593% due 05/04/2027 •	116	114
1.928% due 04/28/2032 •	3,241	2,829
2.511% due 10/20/2032 •	309	276
3.622% due 04/01/2031 •	3,095	3,004
4.300% due 01/27/2045	717	629
4.889% due 07/20/2033 •	2,250	2,285
5.123% due 02/01/2029 •	1,561	1,595
5.164% due 04/20/2029 •	130	133
5.652% due 04/13/2028 •	168	172
5.831% due 04/19/2035 •	1,202	1,282
6.627% due 11/01/2034 •	1,515	1,696
Morgan Stanley Bank NA 5.258% (SOFRRATE + 0.940%) due 07/14/2028 ~	952	958
Morgan Stanley Private Bank NA 4.734% due 07/18/2031 •	2,467	2,505
Nasdaq, Inc.
2.500% due 12/21/2040	714	506
3.950% due 03/07/2052	192	149
Nationwide Building Society
4.649% due 07/14/2029 •	1,212	1,222
5.537% due 07/14/2036 •	1,212	1,247
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,319	1,050
4.950% due 04/22/2044	54	48
NatWest Group PLC 4.964% due 08/15/2030 •	3,037	3,094
New York Life Global Funding 2.350% due 07/14/2026	100	99
New York Life Insurance Co.
3.750% due 05/15/2050	135	102
4.450% due 05/15/2069	169	135
6.750% due 11/15/2039	655	749
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	121
2.450% due 09/15/2028	100	92
NMI Holdings, Inc. 6.000% due 08/15/2029	1,838	1,902
Nomura Holdings, Inc. 2.172% due 07/14/2028	117	111
Nordea Bank Abp
1.500% due 09/30/2026	55	54
5.375% due 09/22/2027	1,592	1,633
Norinchukin Bank
4.867% due 09/14/2027	676	683

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.071% due 09/14/2032	300	304
5.430% due 03/09/2028 (d)	1,126	1,153
Northwestern Mutual Global Funding 0.800% due 01/14/2026	314	311
Nuveen LLC 4.000% due 11/01/2028	60	60
Old Republic International Corp. 3.875% due 08/26/2026	702	700
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031	2,207	2,049
Pacific Life Global Funding II
1.600% due 09/21/2028	2,574	2,382
4.875% due 07/17/2032	1,000	1,019
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034	1,221	1,271
PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	232
5.068% due 01/24/2034 •	2,899	2,959
5.354% due 12/02/2028 •	47	48
5.373% due 07/21/2036 •	5,025	5,173
5.492% due 05/14/2030 •	1,718	1,789
Popular, Inc. 7.250% due 03/13/2028	1,349	1,410
Pricoa Global Funding I
4.400% due 08/27/2027	387	390
4.700% due 05/28/2030	2	2
Principal Life Global Funding II 3.000% due 04/18/2026	783	778
Prologis LP 4.000% due 09/15/2028	1,365	1,365
Protective Life Global Funding 1.303% due 09/20/2026	824	803
Prudential Financial, Inc. 3.000% due 03/10/2040	172	134
Prudential Funding Asia PLC 3.125% due 04/14/2030	957	919
Realty Income Corp.
3.250% due 01/15/2031	132	125
3.400% due 01/15/2028	589	581
4.450% due 09/15/2026	509	510
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,215	1,214
Reliance Standard Life Global Funding II 1.512% due 09/28/2026	157	153
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,130	983
RGA Global Funding
5.000% due 08/25/2032	1,934	1,947
6.000% due 11/21/2028	1,763	1,855
Royal Bank of Canada 4.715% due 03/27/2028 •	71	72
Sabra Health Care LP 3.200% due 12/01/2031	290	264
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	1,818	1,774
6.499% due 03/09/2029 •	2,019	2,107
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	2,705	2,655
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	1,354	1,320
Societe Generale SA
1.792% due 06/09/2027 •	433	425
3.337% due 01/21/2033 •	1,614	1,469
6.691% due 01/10/2034 •	807	879
Standard Chartered PLC 2.678% due 06/29/2032 •	172	154
State Street Corp. 5.820% due 11/04/2028 •	1,067	1,105
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,003	3,535
2.472% due 01/14/2029	685	650
2.750% due 01/15/2030	3,439	3,228
5.766% due 01/13/2033	301	322
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,639	1,667
Sun Communities Operating LP 2.300% due 11/01/2028	483	457
Synchrony Financial 5.150% due 03/19/2029	274	278
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	3,172	2,946
4.108% due 06/08/2027	359	360

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.156% due 01/10/2028	110	113
Toyota Motor Credit Corp. 4.550% due 08/09/2029	1,743	1,770
Travelers Cos., Inc. 5.050% due 07/24/2035	1	1
Truist Financial Corp.
4.873% due 01/26/2029 •	673	683
5.122% due 01/26/2034 •	120	122
5.867% due 06/08/2034 •	395	419
7.161% due 10/30/2029 •	1,444	1,564
U.S. Bancorp
4.548% due 07/22/2028 •	946	953
4.653% due 02/01/2029 •	608	615
5.727% due 10/21/2026 •	1,086	1,087
5.775% due 06/12/2029 •	810	843
5.836% due 06/12/2034 •	417	444
UBS AG
1.250% due 06/01/2026	540	530
1.250% due 08/07/2026	332	325
UBS Group AG
1.305% due 02/02/2027 •	976	966
3.126% due 08/13/2030 •	1,078	1,030
4.194% due 04/01/2031 •	2,421	2,394
4.751% due 05/12/2028 •	1,579	1,593
6.442% due 08/11/2028 •	371	386
6.537% due 08/12/2033 •	1,215	1,341
UDR, Inc. 2.100% due 08/01/2032	1,554	1,326
UniCredit SpA
1.982% due 06/03/2027 •	1,085	1,068
3.127% due 06/03/2032 •	145	134
VICI Properties LP
5.125% due 05/15/2032	51	52
5.625% due 05/15/2052	1,217	1,162
VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/01/2029	4,074	4,035
Wells Fargo & Co.
2.879% due 10/30/2030 •	1,507	1,427
3.068% due 04/30/2041 •	376	292
3.350% due 03/02/2033 •	220	205
3.526% due 03/24/2028 •	1,702	1,687
3.584% due 05/22/2028 •	723	717
4.478% due 04/04/2031 •	410	412
4.611% due 04/25/2053 •	1,222	1,074
4.808% due 07/25/2028 •	1,633	1,653
4.897% due 07/25/2033 •	5,150	5,234
5.198% due 01/23/2030 •	2,467	2,541
5.389% due 04/24/2034 •	120	125
6.303% due 10/23/2029 •	150	159
Welltower OP LLC 4.250% due 04/15/2028	1,216	1,224
Weyerhaeuser Co.
6.875% due 12/15/2033	334	374
7.375% due 03/15/2032	2,269	2,601
WP Carey, Inc. 4.650% due 07/15/2030	2,249	2,263

		443,592

INDUSTRIALS 43.3%
7-Eleven, Inc. 0.950% due 02/10/2026	1,393	1,376
AbbVie, Inc.
2.950% due 11/21/2026	1,441	1,425
3.200% due 05/14/2026	25	25
4.050% due 11/21/2039	81	73
4.250% due 11/14/2028	70	71
4.400% due 11/06/2042	52	47
4.550% due 03/15/2035	2,036	2,005
4.950% due 03/15/2031	637	659
5.200% due 03/15/2035	81	84
Adobe, Inc. 4.800% due 04/04/2029	563	578
Aker BP ASA
3.100% due 07/15/2031	794	726
5.125% due 10/01/2034	476	468
5.800% due 10/01/2054	2,162	2,006
Alcon Finance Corp. 2.600% due 05/27/2030	2,814	2,605
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	1,661	1,673
Alibaba Group Holding Ltd. 3.400% due 12/06/2027	1,118	1,105

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	215
3.800% due 01/25/2050	44	33
5.267% due 02/12/2034	210	215
Allegion PLC 3.500% due 10/01/2029	686	664
Amazon.com, Inc.
2.100% due 05/12/2031	3,808	3,428
2.700% due 06/03/2060	1,633	967
3.100% due 05/12/2051	140	98
3.250% due 05/12/2061	642	430
3.875% due 08/22/2037	1,752	1,616
4.100% due 04/13/2062	246	198
Amcor Flexibles North America, Inc. 5.100% due 03/17/2030	1,100	1,126
America Movil SAB de CV 3.625% due 04/22/2029	317	310
Amgen, Inc.
2.200% due 02/21/2027	76	74
2.450% due 02/21/2030	239	221
3.000% due 02/22/2029	177	171
3.000% due 01/15/2052	320	210
3.150% due 02/21/2040	788	621
3.200% due 11/02/2027	595	585
4.200% due 02/22/2052	284	228
4.400% due 05/01/2045	2,653	2,305
4.400% due 02/22/2062	477	382
5.150% due 03/02/2028	1,389	1,422
5.250% due 03/02/2033	30	31
5.750% due 03/02/2063	223	223
Amphenol Corp. 2.800% due 02/15/2030	160	151
Anglo American Capital PLC
3.875% due 03/16/2029	355	349
6.000% due 04/05/2054	1,363	1,403
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	1,047	999
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700% due 02/01/2036	1,705	1,684
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	1,007	941
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	60	58
4.900% due 01/23/2031	600	620
4.950% due 01/15/2042	113	109
5.000% due 06/15/2034	269	278
5.450% due 01/23/2039	134	139
5.800% due 01/23/2059	167	174
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,447	1,308
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	86
2.800% due 02/08/2061	73	44
2.850% due 08/05/2061	172	105
3.350% due 08/08/2032	858	821
3.850% due 08/04/2046	1,295	1,073
3.950% due 08/08/2052	941	766
4.650% due 02/23/2046	1,095	1,025
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	349	222
4.350% due 03/15/2029	260	261
5.150% due 09/13/2034	1,706	1,697
5.750% due 09/13/2054	1,952	1,864
Ashtead Capital, Inc. 5.500% due 08/11/2032	1,596	1,653
Astrazeneca Finance LLC
1.750% due 05/28/2028	283	268
2.250% due 05/28/2031	200	181
AstraZeneca PLC
1.375% due 08/06/2030	1,578	1,390
4.000% due 01/17/2029	1,530	1,532
Atlassian Corp. 5.250% due 05/15/2029	1,773	1,823
Autodesk, Inc. 2.850% due 01/15/2030	55	52
AutoNation, Inc. 3.800% due 11/15/2027	130	129
AutoZone, Inc. 4.750% due 08/01/2032	243	245
Bacardi Ltd.
2.750% due 07/15/2026	100	99
4.700% due 05/15/2028	703	709
5.300% due 05/15/2048	206	188

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

BAE Systems Holdings, Inc. 3.850% due 12/15/2025	376	376
BAE Systems PLC
1.900% due 02/15/2031	2,045	1,801
3.400% due 04/15/2030	1,664	1,604
Baidu, Inc. 1.720% due 04/09/2026	53	52
BAT Capital Corp. 4.540% due 08/15/2047	533	447
Bayer U.S. Finance II LLC
4.250% due 12/15/2025	1,600	1,599
4.375% due 12/15/2028	2,860	2,850
Bayer U.S. Finance LLC
6.250% due 01/21/2029	381	401
6.500% due 11/21/2033	381	411
Becton Dickinson & Co.
1.957% due 02/11/2031	130	115
2.823% due 05/20/2030	3,263	3,059
4.669% due 06/06/2047	617	546
BHP Billiton Finance USA Ltd. 5.250% due 09/08/2030	50	52
Biogen, Inc. 3.250% due 02/15/2051	67	44
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	50
3.300% due 04/06/2027	50	49
4.150% due 04/09/2030	2,148	2,134
Boardwalk Pipelines LP 3.400% due 02/15/2031	1,895	1,775
Boeing Co.
2.196% due 02/04/2026	3,469	3,443
2.250% due 06/15/2026	150	148
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,457	1,423
3.600% due 05/01/2034	90	81
3.625% due 02/01/2031	1,428	1,369
3.950% due 08/01/2059	2,657	1,911
5.705% due 05/01/2040	1,215	1,241
5.805% due 05/01/2050	100	100
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	642	675
BorgWarner, Inc. 4.950% due 08/15/2029	1,703	1,740
Boston Scientific Corp. 6.500% due 11/15/2035	93	104
BP Capital Markets America, Inc.
2.772% due 11/10/2050	379	238
3.060% due 06/17/2041	196	149
3.119% due 05/04/2026	243	242
3.379% due 02/08/2061	3,627	2,423
3.543% due 04/06/2027	10	10
3.937% due 09/21/2028	739	738
4.234% due 11/06/2028	30	30
Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	76
1.450% due 11/13/2030	359	315
3.900% due 02/20/2028	2,267	2,268
4.125% due 06/15/2039	81	73
4.900% due 02/22/2029	351	361
5.100% due 02/22/2031	142	148
5.200% due 02/22/2034	72	75
6.250% due 11/15/2053	507	554
Broadcom, Inc.
1.950% due 02/15/2028	1,173	1,118
2.600% due 02/15/2033	1,330	1,168
3.137% due 11/15/2035	1,004	869
3.187% due 11/15/2036	1,384	1,182
3.419% due 04/15/2033	1,282	1,187
3.469% due 04/15/2034	1,734	1,583
4.110% due 09/15/2028	122	122
4.150% due 04/15/2032	676	663
4.926% due 05/15/2037	1,608	1,604
Cameron LNG LLC 3.701% due 01/15/2039	1,858	1,595
Canadian National Railway Co. 5.850% due 11/01/2033	968	1,055
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	143	146
6.450% due 06/30/2033	125	136
Canadian Pacific Railway Co. 3.500% due 05/01/2050	2,467	1,812
Carlisle Cos., Inc. 2.750% due 03/01/2030	528	495

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Carnival Corp. 4.000% due 08/01/2028	2,101	2,072
Carrier Global Corp. 2.722% due 02/15/2030	2,074	1,945
Caterpillar, Inc. 5.300% due 09/15/2035	30	31
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	1,052	1,032
3.250% due 02/15/2029	335	321
3.276% due 12/01/2028	422	408
4.250% due 04/01/2028	27	27
5.100% due 03/01/2030	1,542	1,570
Cenovus Energy, Inc.
5.400% due 06/15/2047	546	504
6.750% due 11/15/2039	257	284
Centene Corp.
2.500% due 03/01/2031	292	252
2.625% due 08/01/2031	220	189
3.000% due 10/15/2030	258	231
4.250% due 12/15/2027	453	445
4.625% due 12/15/2029	4,821	4,678
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	412	365
CF Industries, Inc. 5.150% due 03/15/2034	4,788	4,834
CGI, Inc. 4.950% due 03/14/2030	2,467	2,512
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029	338	314
2.300% due 02/01/2032	1,201	1,028
2.800% due 04/01/2031	150	135
3.750% due 02/15/2028	692	681
3.850% due 04/01/2061	1,247	778
3.950% due 06/30/2062	1,168	740
4.200% due 03/15/2028	190	189
5.375% due 04/01/2038	371	350
6.100% due 06/01/2029	2,078	2,181
6.650% due 02/01/2034	1,052	1,125
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	147	123
3.700% due 11/15/2029	129	125
Cheniere Energy Partners LP 5.750% due 08/15/2034	3,250	3,380
Chevron USA, Inc. 2.343% due 08/12/2050	2,297	1,369
Choice Hotels International, Inc. 3.700% due 01/15/2031	597	559
Cigna Group
3.400% due 03/01/2027	3,053	3,025
3.875% due 10/15/2047	310	240
4.375% due 10/15/2028	150	151
4.800% due 08/15/2038	100	95
4.800% due 07/15/2046	5	5
5.600% due 02/15/2054	2,422	2,383
CK Hutchison International 24 Ltd. 5.500% due 04/26/2034	452	475
Coca-Cola Co.
1.375% due 03/15/2031	143	124
2.125% due 09/06/2029	139	130
2.500% due 06/01/2040	474	353
3.450% due 03/25/2030	403	393
5.000% due 05/13/2034	832	867
Comcast Corp.
2.350% due 01/15/2027	74	73
2.650% due 02/01/2030	202	189
2.887% due 11/01/2051	1,800	1,110
2.937% due 11/01/2056	150	89
3.200% due 07/15/2036	1,558	1,329
3.400% due 07/15/2046	239	173
3.750% due 04/01/2040	466	392
3.969% due 11/01/2047	1,016	795
4.000% due 08/15/2047	931	732
4.049% due 11/01/2052	285	219
4.600% due 10/15/2038	155	146
4.950% due 10/15/2058	160	140
5.500% due 11/15/2032	1,554	1,647
6.050% due 05/15/2055	1,276	1,320
Conagra Brands, Inc.
4.850% due 11/01/2028	280	283
5.300% due 11/01/2038	732	703
5.750% due 08/01/2035	1,807	1,841
ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,587	1,194

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.300% due 11/15/2044	1,722	1,490
Constellation Brands, Inc.
2.875% due 05/01/2030	1,221	1,143
3.150% due 08/01/2029	1,468	1,413
4.100% due 02/15/2048	179	141
5.250% due 11/15/2048	2,216	2,064
Continental Resources, Inc.
2.268% due 11/15/2026	1,198	1,168
4.375% due 01/15/2028	100	99
5.750% due 01/15/2031	1,522	1,570
Corning, Inc. 5.450% due 11/15/2079	832	782
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	200
5.950% due 01/08/2034	1,900	2,000
Cox Communications, Inc.
1.800% due 10/01/2030	2,816	2,461
5.450% due 09/01/2034	2,190	2,183
CRH America Finance, Inc. 3.400% due 05/09/2027	969	957
CRH SMW Finance DAC 5.200% due 05/21/2029	2,184	2,253
CSX Corp.
4.100% due 03/15/2044	1,098	932
6.220% due 04/30/2040	1,767	1,954
CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,209	1,159
3.625% due 04/01/2027	953	945
3.750% due 04/01/2030	1,049	1,016
4.125% due 04/01/2040	510	434
5.050% due 03/25/2048	2,072	1,845
5.125% due 02/21/2030	1,604	1,645
5.125% due 07/20/2045	1,922	1,746
6.000% due 06/01/2044	118	120
6.000% due 06/01/2063	100	99
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	629	557
Darden Restaurants, Inc. 6.300% due 10/10/2033	1,333	1,444
DCP Midstream Operating LP
5.125% due 05/15/2029	1,445	1,478
5.625% due 07/15/2027	380	388
Dell International LLC/EMC Corp. 8.100% due 07/15/2036	488	595
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028	10	10
Devon Energy Corp.
5.000% due 06/15/2045	174	152
5.200% due 09/15/2034 (d)	3,429	3,416
Diamondback Energy, Inc.
5.200% due 04/18/2027	957	971
5.900% due 04/18/2064	2,310	2,226
6.250% due 03/15/2033	91	98
Dow Chemical Co.
2.100% due 11/15/2030	157	139
6.900% due 05/15/2053	9	10
DR Horton, Inc. 5.000% due 10/15/2034	2,095	2,120
eBay, Inc. 5.900% due 11/22/2025	485	485
Electronic Arts, Inc. 1.850% due 02/15/2031	1,216	1,155
Elevance Health, Inc.
2.250% due 05/15/2030	1,585	1,447
3.600% due 03/15/2051	149	107
3.700% due 09/15/2049	106	78
4.100% due 05/15/2032	151	147
4.550% due 03/01/2048	2,476	2,118
4.850% due 08/15/2054	807	690
5.125% due 02/15/2053	1,698	1,552
5.950% due 12/15/2034	250	267
Eli Lilly & Co.
4.150% due 03/15/2059	1,325	1,074
5.100% due 02/12/2035	7	7
5.950% due 11/15/2037	331	363
Embraer Netherlands Finance BV 5.980% due 02/11/2035	1,698	1,802
EMD Finance LLC 4.625% due 10/15/2032	1,613	1,611
Enbridge, Inc.
2.500% due 08/01/2033	572	487
3.125% due 11/15/2029	420	400

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

3.700% due 07/15/2027	332	329
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	204
5.950% due 04/05/2054	72	74
6.000% due 11/15/2028	230	242
6.700% due 11/15/2053	2,785	3,113
Energy Transfer LP
4.950% due 05/15/2028	1,771	1,801
5.000% due 05/15/2050	1,599	1,370
5.250% due 04/15/2029	120	124
5.300% due 04/15/2047	1,157	1,046
5.600% due 09/01/2034	2,134	2,191
6.250% due 04/15/2049	1,220	1,232
6.550% due 12/01/2033	120	131
7.375% due 02/01/2031	120	125
Eni SpA
5.500% due 05/15/2034	554	570
5.950% due 05/15/2054	3,313	3,314
Entergy Louisiana LLC
4.200% due 09/01/2048	4,870	4,013
5.800% due 03/15/2055	1,347	1,381
Enterprise Products Operating LLC
3.200% due 02/15/2052	2,985	2,026
3.950% due 01/31/2060	1,357	1,013
4.200% due 01/31/2050	2,893	2,363
4.250% due 02/15/2048	336	280
4.850% due 08/15/2042	396	370
EQT Corp.
3.900% due 10/01/2027	53	53
5.700% due 04/01/2028	1,240	1,282
Equifax, Inc. 7.000% due 07/01/2037	364	412
Equinor ASA
2.375% due 05/22/2030	2,446	2,265
3.625% due 04/06/2040	15	13
7.150% due 11/15/2025	26	26
ERAC USA Finance LLC
3.300% due 12/01/2026	152	151
7.000% due 10/15/2037	645	753
Essential Utilities, Inc. 2.704% due 04/15/2030	425	396
FedEx Corp.
3.100% due 08/05/2029	450	432
3.900% due 02/01/2035	28	26
4.050% due 02/15/2048	80	61
4.100% due 02/01/2045	160	125
4.250% due 05/15/2030	133	133
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	34
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	134	132
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	625
4.300% due 01/15/2029	125	125
5.150% due 03/30/2026	100	100
Fiserv, Inc.
3.200% due 07/01/2026	939	933
4.400% due 07/01/2049	180	149
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	295	272
Flutter Treasury DAC 6.375% due 04/29/2029	1,042	1,077
Foundry JV Holdco LLC 5.900% due 01/25/2030	200	211
Fox Corp.
5.476% due 01/25/2039	328	329
5.576% due 01/25/2049	1,521	1,482
Freeport Indonesia PT 4.763% due 04/14/2027	376	379
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,192	2,180
4.625% due 08/01/2030	101	100
Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 02/16/2031	223	197
Gartner, Inc. 4.500% due 07/01/2028	1,384	1,373
General Motors Co.
5.400% due 04/01/2048	1,244	1,135
6.600% due 04/01/2036	78	84
6.750% due 04/01/2046	46	49
6.800% due 10/01/2027	2,005	2,092
Gilead Sciences, Inc.
1.200% due 10/01/2027	540	512
2.800% due 10/01/2050	411	266

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

2.950% due 03/01/2027	106	105
4.800% due 11/15/2029	242	248
Glencore Funding LLC
3.875% due 10/27/2027	100	99
5.400% due 05/08/2028	2,881	2,960
5.405% (SOFRINDX + 1.060%) due 04/04/2027 ~	2,621	2,636
Global Payments, Inc. 4.150% due 08/15/2049	938	714
Graphic Packaging International LLC 1.512% due 04/15/2026	230	226
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	2,465	2,591
Gulfstream Natural Gas System LLC 5.600% due 07/23/2035	1,706	1,749
Haleon U.S. Capital LLC 3.375% due 03/24/2027	2,257	2,235
Halliburton Co.
2.920% due 03/01/2030	747	703
5.000% due 11/15/2045	306	279
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	867	908
Hasbro, Inc. 3.900% due 11/19/2029	1,199	1,168
HCA, Inc.
3.125% due 03/15/2027	163	161
3.500% due 07/15/2051	770	527
3.625% due 03/15/2032	1,148	1,077
4.125% due 06/15/2029	1,601	1,588
4.375% due 03/15/2042	2,154	1,844
5.250% due 06/15/2049	2,256	2,068
5.875% due 02/01/2029	60	62
Health Care Service Corp. A Mutual Legal Reserve Co. 5.200% due 06/15/2029	200	206
Hess Corp.
5.800% due 04/01/2047	1,603	1,671
7.125% due 03/15/2033	251	291
Home Depot, Inc.
2.375% due 03/15/2051	2,311	1,351
3.125% due 12/15/2049	2,115	1,471
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	62
4.950% due 09/15/2052	1,218	1,138
Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,190	2,249
6.750% due 01/15/2028	130	138
Humana, Inc.
5.750% due 03/01/2028	786	811
5.750% due 04/15/2054	144	138
5.875% due 03/01/2033	1,214	1,278
8.150% due 06/15/2038	323	393
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,215	1,142
Hyatt Hotels Corp.
5.250% due 06/30/2029	1,934	1,984
5.750% due 03/30/2032	821	857
Hyundai Capital America
1.500% due 06/15/2026	772	757
1.650% due 09/17/2026	1,348	1,316
1.800% due 10/15/2025	133	133
2.000% due 06/15/2028	1,141	1,073
2.100% due 09/15/2028	247	232
5.600% due 03/30/2028	451	464
Illumina, Inc. 2.550% due 03/23/2031	1,221	1,092
Imperial Brands Finance PLC
3.500% due 07/26/2026	244	242
6.125% due 07/27/2027	370	382
Intel Corp.
3.100% due 02/15/2060	1,351	801
4.875% due 02/10/2028	915	929
5.200% due 02/10/2033 (d)	781	799
5.600% due 02/21/2054	3,394	3,261
International Business Machines Corp.
4.400% due 07/27/2032	585	585
4.900% due 07/27/2052	1,159	1,056
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,455	1,461
IQVIA, Inc. 5.700% due 05/15/2028	1,382	1,428
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.375% due 02/25/2055	80	83
JDE Peet's NV 2.250% due 09/24/2031	539	468

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

KazMunayGas National Co. JSC 5.750% due 04/19/2047	464	433
Keurig Dr. Pepper, Inc.
4.050% due 04/15/2032	1,840	1,759
4.500% due 04/15/2052	1,893	1,530
Kinder Morgan, Inc.
5.000% due 02/01/2029	500	511
5.300% due 12/01/2034	514	525
5.450% due 08/01/2052	122	115
5.550% due 06/01/2045	2,052	1,995
Kraft Heinz Foods Co.
6.875% due 01/26/2039	2,151	2,401
7.125% due 08/01/2039	1,299	1,483
Kroger Co.
5.000% due 09/15/2034	483	487
7.500% due 04/01/2031	153	175
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,342	2,336
4.400% due 06/15/2028	713	718
Las Vegas Sands Corp. 6.000% due 08/15/2029	3,263	3,400
Leidos, Inc.
2.300% due 02/15/2031	1,149	1,026
4.375% due 05/15/2030	928	925
Lennar Corp. 5.250% due 06/01/2026	48	48
LKQ Corp. 5.750% due 06/15/2028	1,058	1,094
Lockheed Martin Corp.
4.300% due 06/15/2062	262	212
4.700% due 12/15/2031	141	144
5.250% due 01/15/2033	69	73
5.900% due 11/15/2063	493	523
Lowe's Cos., Inc. 3.100% due 05/03/2027	583	575
LYB International Finance III LLC 1.250% due 10/01/2025	114	114
Marathon Petroleum Corp. 3.800% due 04/01/2028	1,972	1,954
Marriott International, Inc.
2.750% due 10/15/2033	889	772
2.850% due 04/15/2031	548	504
4.625% due 06/15/2030	3,010	3,041
Mars, Inc.
5.000% due 03/01/2032	3,917	4,009
5.200% due 03/01/2035	800	818
Marvell Technology, Inc.
2.450% due 04/15/2028	378	362
4.875% due 06/22/2028	459	466
5.950% due 09/15/2033	1,180	1,267
Masco Corp. 1.500% due 02/15/2028	819	771
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	123
Mattel, Inc. 3.375% due 04/01/2026	1,218	1,209
McDonald's Corp.
2.625% due 09/01/2029	1,706	1,617
3.500% due 07/01/2027	1,691	1,678
4.875% due 12/09/2045	2,034	1,882
5.700% due 02/01/2039	252	269
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	156	156
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,373	2,390
Mercedes-Benz Finance North America LLC 1.450% due 03/02/2026	634	627
Merck & Co., Inc.
1.700% due 06/10/2027	1,385	1,339
2.900% due 12/10/2061	4,272	2,566
Meta Platforms, Inc.
3.850% due 08/15/2032	1,618	1,575
4.650% due 08/15/2062	2,186	1,877
Micron Technology, Inc. 5.327% due 02/06/2029	100	103
Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,161	2,003
2.675% due 06/01/2060	929	556
2.921% due 03/17/2052	60	41
Molson Coors Beverage Co. 4.200% due 07/15/2046	625	510
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	1,220	1,188

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Mondelez International, Inc. 6.500% due 11/01/2031	913	1,012
Motorola Solutions, Inc.
2.300% due 11/15/2030	668	604
2.750% due 05/24/2031	146	133
5.500% due 09/01/2044	899	898
MPLX LP
1.750% due 03/01/2026	52	51
4.125% due 03/01/2027	1,843	1,841
4.700% due 04/15/2048	40	34
4.950% due 03/14/2052	1,449	1,237
5.200% due 03/01/2047	1,789	1,611
5.500% due 02/15/2049	335	312
MSCI, Inc. 4.000% due 11/15/2029	2,589	2,530
National Fuel Gas Co. 5.500% due 10/01/2026	200	202
Nestle Capital Corp. 4.750% due 03/12/2031	3,324	3,409
Nestle Holdings, Inc. 5.000% due 03/14/2028	945	967
Netflix, Inc.
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,995	2,039
6.375% due 05/15/2029	232	250
Nordson Corp. 5.800% due 09/15/2033	425	454
Norfolk Southern Corp.
4.100% due 05/15/2121	242	172
5.950% due 03/15/2064	1,771	1,874
Northrop Grumman Corp.
3.250% due 01/15/2028	2	2
3.850% due 04/15/2045	200	163
4.950% due 03/15/2053	199	183
5.200% due 06/01/2054	62	59
NTT Finance Corp.
1.162% due 04/03/2026	120	118
4.620% due 07/16/2028	1,200	1,212
5.104% due 07/02/2027	1,345	1,367
5.110% due 07/02/2029	1,219	1,250
5.171% due 07/16/2032	1,312	1,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031	2,356	2,116
3.150% due 05/01/2027	132	130
4.300% due 06/18/2029	134	134
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	173	175
Occidental Petroleum Corp.
6.050% due 10/01/2054	1,200	1,172
6.125% due 01/01/2031	200	211
6.450% due 09/15/2036	3,152	3,352
6.625% due 09/01/2030	130	139
7.500% due 05/01/2031	591	664
Open Text Corp. 6.900% due 12/01/2027	685	714
Oracle Corp.
1.650% due 03/25/2026	505	499
2.300% due 03/25/2028	1,730	1,654
3.950% due 03/25/2051	3,354	2,495
4.125% due 05/15/2045	1,735	1,395
4.900% due 02/06/2033	812	820
5.375% due 07/15/2040	60	59
5.800% due 11/10/2025	70	70
Otis Worldwide Corp. 2.565% due 02/15/2030	10	9
Ovintiv, Inc.
5.650% due 05/15/2028	1,062	1,094
7.100% due 07/15/2053	638	690
Owens Corning 3.400% due 08/15/2026	100	99
Paramount Global
2.900% due 01/15/2027	188	184
3.700% due 06/01/2028	261	255
4.200% due 05/19/2032	200	186
4.600% due 01/15/2045	69	54
4.850% due 07/01/2042	335	273
4.900% due 08/15/2044	1,218	982
4.950% due 05/19/2050	65	52
5.850% due 09/01/2043	3	3
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025	466	464
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,395	1,381
5.875% due 11/15/2027	943	973

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

PepsiCo, Inc.
3.500% due 03/19/2040	56	48
4.600% due 07/17/2045	672	620
Pertamina Persero PT 1.400% due 02/09/2026	317	313
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	452	461
Philip Morris International, Inc.
1.750% due 11/01/2030	192	170
2.750% due 02/25/2026	158	157
3.875% due 08/21/2042	443	368
5.000% due 11/17/2025	323	323
5.250% due 02/13/2034	1,212	1,252
5.625% due 11/17/2029	323	340
5.750% due 11/17/2032	323	344
6.375% due 05/16/2038	431	484
Pioneer Natural Resources Co. 1.125% due 01/15/2026	135	134
PRA Health Sciences, Inc. 2.875% due 07/15/2026	557	549
Prosus NV
3.680% due 01/21/2030	1,666	1,601
4.027% due 08/03/2050	116	81
4.193% due 01/19/2032	180	173
Qatarenergy LNG S3 5.838% due 09/30/2027	130	133
Qorvo, Inc. 4.375% due 10/15/2029	1,021	1,002
Quanta Services, Inc.
2.350% due 01/15/2032	1,869	1,641
2.900% due 10/01/2030	56	52
Regeneron Pharmaceuticals, Inc. 2.800% due 09/15/2050	2,888	1,797
RELX Capital, Inc.
3.000% due 05/22/2030	614	582
4.000% due 03/18/2029	1,665	1,656
Renesas Electronics Corp. 2.170% due 11/25/2026	1,058	1,031
Republic Services, Inc. 3.375% due 11/15/2027	943	932
Roche Holdings, Inc.
4.790% due 03/08/2029	2,220	2,270
5.338% due 11/13/2028	925	961
Rogers Communications, Inc.
3.200% due 03/15/2027	971	958
5.000% due 02/15/2029	30	31
Royalty Pharma PLC
3.300% due 09/02/2040	523	401
3.350% due 09/02/2051	224	150
3.550% due 09/02/2050	1,723	1,211
5.150% due 09/02/2029	1,181	1,212
RTX Corp.
1.900% due 09/01/2031	59	51
4.050% due 05/04/2047	2,041	1,665
4.125% due 11/16/2028	238	238
4.350% due 04/15/2047	474	406
4.500% due 06/01/2042	1,390	1,258
5.375% due 02/27/2053	1,218	1,192
5.750% due 11/08/2026	888	903
SABIC Capital II BV 4.500% due 10/10/2028	73	74
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	812	815
5.900% due 09/15/2037	64	68
Santos Finance Ltd. 3.649% due 04/29/2031	1,432	1,337
Saudi Arabian Oil Co. 5.250% due 07/17/2034	40	41
Schlumberger Holdings Corp. 5.000% due 05/29/2027	1,429	1,450
Sealed Air Corp. 1.573% due 10/15/2026	1,213	1,176
Sherwin-Williams Co.
2.900% due 03/15/2052	80	51
4.550% due 08/01/2045	53	47
Silgan Holdings, Inc. 1.400% due 04/01/2026	361	355
SK Hynix, Inc.
1.500% due 01/19/2026	54	54
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	675
Skyworks Solutions, Inc. 1.800% due 06/01/2026	567	558

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Smith & Nephew PLC 2.032% due 10/14/2030	555	496
Snam SpA 5.750% due 05/28/2035	1,329	1,379
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	2,343	2,357
South32 Treasury Ltd. 4.350% due 04/14/2032	1,042	1,001
Southern Co.
4.400% due 07/01/2046	1,048	895
4.850% due 03/15/2035	385	381
Southwest Airlines Co. 5.125% due 06/15/2027	190	192
Spectra Energy Partners LP
3.375% due 10/15/2026	80	79
4.500% due 03/15/2045	571	490
Starbucks Corp.
2.000% due 03/12/2027	129	125
2.550% due 11/15/2030	860	790
3.000% due 02/14/2032	3,567	3,283
Steel Dynamics, Inc. 3.250% due 01/15/2031	50	47
Stryker Corp.
1.950% due 06/15/2030	835	755
3.500% due 03/15/2026	1,193	1,190
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	50
Synopsys, Inc. 5.150% due 04/01/2035	1,781	1,812
Sysco Corp.
2.400% due 02/15/2030	200	185
5.950% due 04/01/2030	45	48
6.000% due 01/17/2034	1,495	1,618
T-Mobile USA, Inc.
1.500% due 02/15/2026	587	581
2.250% due 11/15/2031	117	103
2.400% due 03/15/2029	244	230
2.625% due 04/15/2026	51	51
2.700% due 03/15/2032	1,499	1,344
3.000% due 02/15/2041	2,354	1,770
3.400% due 10/15/2052	1,221	837
3.600% due 11/15/2060	2,768	1,882
3.750% due 04/15/2027	2,006	1,995
3.875% due 04/15/2030	51	50
4.375% due 04/15/2040	1,769	1,598
5.650% due 01/15/2053	170	168
5.750% due 01/15/2034	1,204	1,276
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	1,191	1,182
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	3,829	2,513
Targa Resources Corp.
4.950% due 04/15/2052	14	12
5.200% due 07/01/2027	1,786	1,815
6.250% due 07/01/2052	924	943
6.500% due 02/15/2053	237	250
Target Corp. 5.250% due 02/15/2036	1,866	1,922
TCI Communications, Inc. 7.875% due 02/15/2026	1,369	1,386
TD SYNNEX Corp. 1.750% due 08/09/2026	1,190	1,164
Telefonica Emisiones SA
4.103% due 03/08/2027	1,195	1,193
4.665% due 03/06/2038	1,830	1,667
Tencent Holdings Ltd.
3.925% due 01/19/2038	59	55
3.975% due 04/11/2029	561	561
4.525% due 04/11/2049	212	194
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	400	375
7.625% due 04/01/2037	1,209	1,426
Textron, Inc. 3.900% due 09/17/2029	52	51
TotalEnergies Capital International SA
2.986% due 06/29/2041	199	151
3.386% due 06/29/2060	1,159	781
TotalEnergies Capital SA
3.883% due 10/11/2028	221	221
4.724% due 09/10/2034	392	395
5.150% due 04/05/2034	148	154
5.425% due 09/10/2064	73	70
Toyota Industries Corp. 3.566% due 03/16/2028	456	448

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	340	335
4.250% due 05/15/2028	394	394
4.625% due 03/01/2034	545	532
7.625% due 01/15/2039	2,284	2,733
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	662	519
4.600% due 03/15/2048	305	265
TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	570	562
7.000% due 03/01/2032	128	146
Tyson Foods, Inc. 4.000% due 03/01/2026	300	300
Unilever Capital Corp. 4.625% due 08/12/2034	1,148	1,155
Union Pacific Corp.
2.150% due 02/05/2027	77	75
2.800% due 02/14/2032	1,358	1,244
3.375% due 02/01/2035	120	109
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,291	1,340
United Rentals North America, Inc.
3.875% due 11/15/2027	325	320
6.000% due 12/15/2029	316	326
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	78
2.000% due 05/15/2030	174	158
2.900% due 05/15/2050	1,152	743
3.050% due 05/15/2041	1,515	1,153
3.125% due 05/15/2060	158	98
3.375% due 04/15/2027	156	155
3.700% due 08/15/2049	1,221	918
3.750% due 10/15/2047	192	148
3.875% due 08/15/2059	188	138
4.250% due 01/15/2029	1,783	1,790
4.500% due 04/15/2033	44	44
4.750% due 07/15/2045	1,253	1,141
4.950% due 05/15/2062	221	195
5.000% due 04/15/2034	240	244
5.050% due 04/15/2053	862	790
5.250% due 02/15/2028	241	248
5.300% due 02/15/2030	49	51
5.350% due 02/15/2033	115	120
5.500% due 04/15/2064	45	43
6.050% due 02/15/2063	70	73
6.625% due 11/15/2037	41	46
6.875% due 02/15/2038	628	728
Vale Overseas Ltd. 3.750% due 07/08/2030	80	77
Valero Energy Corp. 4.350% due 06/01/2028	1,749	1,759
Var Energi ASA 8.000% due 11/15/2032	1,598	1,857
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,595	1,592
VF Corp. 6.000% due 10/15/2033	35	34
Viper Energy Partners LLC 5.700% due 08/01/2035	2,083	2,119
VMware LLC
1.400% due 08/15/2026	736	720
1.800% due 08/15/2028	115	108
2.200% due 08/15/2031	933	823
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,012	1,007
4.850% due 08/15/2027	1,033	1,043
5.650% due 09/12/2028	1,658	1,711
6.200% due 11/16/2028	2,986	3,129
Walmart, Inc. 4.500% due 04/15/2053	1,217	1,091
Walt Disney Co.
2.200% due 01/13/2028	78	75
2.650% due 01/13/2031	311	289
3.800% due 05/13/2060	20	15
6.150% due 03/01/2037	90	100
6.200% due 12/15/2034	203	229
6.650% due 11/15/2037	121	140
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	576	460
5.141% due 03/15/2052	264	197
Waste Connections, Inc.
2.600% due 02/01/2030	1,464	1,375
2.950% due 01/15/2052	700	458

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Western Digital Corp. 2.850% due 02/01/2029	100	94
Western Midstream Operating LP
5.450% due 11/15/2034	2,514	2,519
6.150% due 04/01/2033	1,410	1,490
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	1,707	1,731
Williams Cos., Inc.
3.750% due 06/15/2027	130	129
4.650% due 08/15/2032	421	421
5.300% due 08/15/2028	2,078	2,143
5.300% due 08/15/2052	409	384
5.400% due 03/04/2044	1,583	1,543
WMG Acquisition Corp. 3.875% due 07/15/2030	580	551
Woodside Finance Ltd.
3.700% due 09/15/2026	1,213	1,206
5.100% due 09/12/2034	1,386	1,376
5.700% due 09/12/2054	200	192
6.000% due 05/19/2035	2,467	2,576
Workday, Inc.
3.700% due 04/01/2029	720	709
3.800% due 04/01/2032	450	430
Wyeth LLC 5.950% due 04/01/2037	915	992
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	53
Zoetis, Inc. 2.000% due 05/15/2030	776	706

		574,103

UTILITIES 12.9%
AEP Texas, Inc.
3.450% due 01/15/2050	1,630	1,132
5.250% due 05/15/2052	181	167
AES Corp.
2.450% due 01/15/2031	4,886	4,378
5.450% due 06/01/2028	236	242
Alabama Power Co. 3.450% due 10/01/2049	410	301
Ameren Corp. 5.700% due 12/01/2026	70	71
Ameren Illinois Co.
3.700% due 12/01/2047	1,180	924
4.800% due 12/15/2043	51	47
American Water Capital Corp.
3.000% due 12/01/2026	51	50
4.200% due 09/01/2048	719	595
5.450% due 03/01/2054	216	214
Appalachian Power Co. 7.000% due 04/01/2038	1,324	1,503
Arizona Public Service Co.
2.200% due 12/15/2031	61	53
4.500% due 04/01/2042	56	50
5.700% due 08/15/2034	2,101	2,203
AT&T, Inc.
1.650% due 02/01/2028	90	85
3.500% due 09/15/2053	3,311	2,292
3.650% due 09/15/2059	2,998	2,051
4.100% due 02/15/2028	1,552	1,551
4.300% due 12/15/2042	37	32
4.350% due 03/01/2029	1,462	1,469
4.500% due 03/09/2048	130	110
4.550% due 03/09/2049	37	31
4.850% due 03/01/2039	987	949
5.400% due 02/15/2034	120	125
Atmos Energy Corp.
1.500% due 01/15/2031	229	199
4.150% due 01/15/2043	1,285	1,103
Avangrid, Inc. 3.800% due 06/01/2029	1,519	1,492
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	118	116
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,939	1,682
3.700% due 07/15/2030	337	330
4.450% due 01/15/2049	176	151
4.500% due 02/01/2045	100	89
6.125% due 04/01/2036	1,364	1,485
BG Energy Capital PLC 5.125% due 10/15/2041	525	509
Black Hills Corp.
3.150% due 01/15/2027	1,194	1,179

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.200% due 09/15/2046	100	81
6.000% due 01/15/2035	1,129	1,203
6.150% due 05/15/2034	25	27
BP Capital Markets PLC
3.279% due 09/19/2027	174	172
4.875% due 03/22/2030 •(b)	51	51
British Telecommunications PLC 9.625% due 12/15/2030	1,390	1,712
Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,193	1,189
4.487% due 03/04/2049	58	47
4.504% due 03/10/2046	61	51
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	2,604	2,651
CenterPoint Energy, Inc. 1.450% due 06/01/2026	591	580
Chile Electricity Lux MPC II SARL 5.672% due 10/20/2035	1,276	1,317
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	120	119
CMS Energy Corp. 4.750% due 06/01/2050 •	1,783	1,742
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	1,464	1,528
Comision Federal de Electricidad 3.348% due 02/09/2031	86	78
Commonwealth Edison Co.
3.700% due 03/01/2045	197	156
3.750% due 08/15/2047	196	153
4.000% due 03/01/2048	3,878	3,124
5.650% due 06/01/2054	1,088	1,110
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	683	417
3.600% due 06/15/2061	1,050	733
3.850% due 06/15/2046	2,614	2,094
6.150% due 11/15/2052	1,302	1,403
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,335	1,357
Consumers Energy Co. 4.600% due 05/30/2029	463	470
Dominion Energy, Inc. 7.000% due 06/01/2054 •	1,057	1,148
DTE Electric Co. 3.000% due 03/01/2032	638	590
DTE Energy Co. 3.400% due 06/15/2029	2,589	2,504
Duke Energy Carolinas LLC
2.550% due 04/15/2031	411	377
2.850% due 03/15/2032	246	224
3.550% due 03/15/2052	480	354
3.875% due 03/15/2046	60	48
6.000% due 12/01/2028	1,049	1,106
Duke Energy Corp.
2.450% due 06/01/2030	713	657
2.550% due 06/15/2031	10	9
3.150% due 08/15/2027	129	127
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	252	178
3.750% due 09/01/2046	460	353
5.000% due 08/15/2052	178	160
Duke Energy Florida LLC
2.400% due 12/15/2031	1,372	1,234
3.400% due 10/01/2046	589	438
5.650% due 04/01/2040	11	12
Duke Energy Progress LLC
3.400% due 04/01/2032	100	95
3.450% due 03/15/2029	12	12
3.600% due 09/15/2047	100	76
4.000% due 04/01/2052	195	154
5.250% due 03/15/2033	1,463	1,523
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	126	123
Edison International 5.750% due 06/15/2027	454	459
Electricite de France SA
4.875% due 01/22/2044	1,211	1,080
6.375% due 01/13/2055	1,363	1,428
6.900% due 05/23/2053	1,756	1,961
Emera U.S. Finance LP 4.750% due 06/15/2046	625	540
Enel Finance International NV
5.000% due 06/15/2032	1,658	1,687
6.000% due 10/07/2039	1,526	1,601

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Evergy, Inc. 2.900% due 09/15/2029	1,731	1,643
Eversource Energy
2.900% due 03/01/2027	176	173
3.375% due 03/01/2032	58	54
4.600% due 07/01/2027	789	794
5.000% due 01/01/2027	50	51
5.125% due 05/15/2033	745	756
Exelon Corp. 4.450% due 04/15/2046	210	179
FirstEnergy Corp.
2.250% due 09/01/2030	437	393
3.900% due 07/15/2027	30	30
Florida Power & Light Co.
3.150% due 10/01/2049	4,129	2,887
4.125% due 02/01/2042	968	843
Fortis, Inc. 3.055% due 10/04/2026	28	28
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	1	1
Georgia Power Co. 5.250% due 03/15/2034	1,013	1,045
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,193	974
Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	128	139
Jersey Central Power & Light Co. 2.750% due 03/01/2032	872	780
Kentucky Utilities Co.
5.125% due 11/01/2040	344	337
5.450% due 04/15/2033	2,159	2,261
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,365	1,348
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	188	196
Massachusetts Electric Co. 5.867% due 02/26/2054	30	30
MidAmerican Energy Co. 4.250% due 07/15/2049	2,497	2,092
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	1,261	1,088
New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	87
3.250% due 12/01/2026	1,083	1,070
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	1,072	1,040
5.000% due 02/28/2030	101	104
NGPL PipeCo LLC
3.250% due 07/15/2031	324	294
4.875% due 08/15/2027	303	304
NiSource, Inc.
2.950% due 09/01/2029	1,394	1,331
5.000% due 06/15/2052	130	117
Northern States Power Co. 2.900% due 03/01/2050	1,974	1,327
NRG Energy, Inc.
2.000% due 12/02/2025	481	478
7.000% due 03/15/2033	1,689	1,869
NSTAR Electric Co. 4.400% due 03/01/2044	43	38
Oglethorpe Power Corp. 6.200% due 12/01/2053	537	566
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	27
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	828	563
ONEOK, Inc.
3.400% due 09/01/2029	1,386	1,335
4.250% due 09/24/2027	476	477
4.400% due 10/15/2029	1,793	1,793
4.550% due 07/15/2028	573	578
4.750% due 10/15/2031	638	639
5.200% due 07/15/2048	1,271	1,137
6.100% due 11/15/2032	871	934
6.500% due 09/01/2030	1,467	1,577
Pacific Gas & Electric Co.
2.500% due 02/01/2031	420	374
3.250% due 06/01/2031	81	75
3.300% due 08/01/2040	260	197
3.750% due 07/01/2028	1,521	1,494
3.950% due 12/01/2047	1,050	786

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.550% due 07/01/2030	103	102
4.650% due 08/01/2028	52	52
4.950% due 07/01/2050	103	88
5.450% due 06/15/2027	1,207	1,228
6.100% due 01/15/2029	1,580	1,653
PacifiCorp
4.150% due 02/15/2050	300	234
5.450% due 02/15/2034	2,003	2,053
PECO Energy Co. 3.000% due 09/15/2049	736	498
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% due 05/15/2027	429	428
Piedmont Natural Gas Co., Inc. 2.500% due 03/15/2031	58	52
Pinnacle West Capital Corp. 5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	287	288
Plains All American Pipeline LP/PAA Finance Corp.
3.550% due 12/15/2029	354	342
5.150% due 06/01/2042	2,298	2,099
Public Service Co. of Colorado
1.900% due 01/15/2031	339	299
3.550% due 06/15/2046	52	39
5.850% due 05/15/2055	1,276	1,314
Public Service Electric & Gas Co. 4.650% due 03/15/2033	2,549	2,565
Puget Energy, Inc.
4.100% due 06/15/2030	629	615
4.224% due 03/15/2032	1,174	1,126
Puget Sound Energy, Inc.
3.250% due 09/15/2049	242	168
5.795% due 03/15/2040	30	31
RWE Finance U.S. LLC 6.250% due 04/16/2054	229	238
San Diego Gas & Electric Co.
1.700% due 10/01/2030	305	269
3.000% due 03/15/2032	431	395
4.150% due 05/15/2048	324	264
5.350% due 04/01/2053	308	297
Sempra
3.250% due 06/15/2027	59	58
5.500% due 08/01/2033	359	374
Shell Finance U.S., Inc.
2.375% due 11/07/2029	471	442
2.750% due 04/06/2030	553	522
Shell International Finance BV
3.125% due 11/07/2049	217	150
4.375% due 05/11/2045	1,060	931
Southern California Edison Co.
2.850% due 08/01/2029	1,298	1,216
3.650% due 02/01/2050	1,615	1,130
4.125% due 03/01/2048	2,681	2,051
5.450% due 06/01/2031	2,217	2,285
Southern California Gas Co.
4.125% due 06/01/2048	1,832	1,491
4.450% due 03/15/2044	52	45
5.600% due 04/01/2054	3,048	3,064
Southern Power Co. 5.150% due 09/15/2041	580	557
Southwest Gas Corp.
4.050% due 03/15/2032	713	686
5.450% due 03/23/2028	1,221	1,255
Southwestern Electric Power Co. 4.100% due 09/15/2028	821	819
Southwestern Public Service Co.
3.150% due 05/01/2050	1,711	1,156
3.700% due 08/15/2047	177	134
3.750% due 06/15/2049	314	236
Tampa Electric Co.
4.350% due 05/15/2044	30	26
5.000% due 07/15/2052	100	91
Tucson Electric Power Co. 5.200% due 09/15/2034	2,713	2,763
Union Electric Co.
2.150% due 03/15/2032	965	842
3.900% due 04/01/2052	387	303
Verizon Communications, Inc.
2.355% due 03/15/2032	3,738	3,279
2.550% due 03/21/2031	1,586	1,442
2.987% due 10/30/2056	111	68
3.700% due 03/22/2061	106	75
4.672% due 03/15/2055	311	269
4.780% due 02/15/2035	1,461	1,438
4.812% due 03/15/2039	2,053	1,959
5.401% due 07/02/2037	416	423

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Virginia Electric & Power Co.
4.625% due 05/15/2052	280	243
6.000% due 01/15/2036	60	65
8.875% due 11/15/2038	2,083	2,807
Vistra Operations Co. LLC 4.300% due 07/15/2029	2,249	2,233
Vodafone Group PLC
5.750% due 02/10/2063	2,527	2,463
6.150% due 02/27/2037	87	95
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,419	1,339
Wisconsin Power & Light Co. 3.950% due 09/01/2032	2,235	2,147
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	51	51

		171,333

Total Corporate Bonds & Notes (Cost $1,191,383)		1,189,028

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Bonds
3.375% due 08/15/2042	2,402	2,047
3.875% due 05/15/2043	1,500	1,359
4.000% due 11/15/2042	3,186	2,947
4.500% due 02/15/2044	15,700	15,360
4.625% due 02/15/2055	20,687	20,341
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034 (i)	20,387	20,490
1.875% due 07/15/2034	1,029	1,045
U.S. Treasury Notes
3.875% due 08/15/2033 (i)	1,800	1,786
4.000% due 02/15/2034	14,200	14,166
4.375% due 05/15/2034	21,300	21,797
4.625% due 02/15/2035 (g)	39,900	41,474

Total U.S. Treasury Obligations (Cost $142,231)		142,812

SOVEREIGN ISSUES 0.1%
Peru Government International Bonds 5.500% due 03/30/2036	800	816
Province of British Columbia 4.750% due 06/12/2034	480	493

Total Sovereign Issues (Cost $1,276)		1,309

	SHARES
PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	1	1

Total Preferred Securities (Cost $1)		1

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (f)	890,300	890

Total Short-Term Instruments (Cost $890)		890

Total Investments in Securities (Cost $1,335,781)		1,334,040

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 4.290% (c)(d)(f)	5,971,233	5,971

Total Short-Term Instruments (Cost $5,971)		5,971

Total Investments in Affiliates (Cost $5,971)		5,971

Total Investments 101.1% (Cost $1,341,752)		$1,340,011
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $3,947)		4

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Other Assets and Liabilities, net (1.1)%	(15,147)

Net Assets 100.0%	$1,324,868

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $5,820 were out on loan in exchange for $5,971 of cash collateral as of September 30, 2025.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

STR	4.270%	10/01/2025	10/02/2025	$(26,012)	$(26,012)
4.370	09/30/2025	10/01/2025	(28,197)	(28,200)

Total Reverse Repurchase Agreements	$(54,212)

(g)	Securities with an aggregate market value of $28,585 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(6,233) at a weighted average interest rate of 4.807%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2025	99	$10,810	$(1)	$4	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	13	1,561	41	0	(7)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	174	20,024	193	0	(11)

Total Futures Contracts	$233	$4	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.240%	$4,200	$27	$(3)	$24	$0	$0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
								Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$143,400	$2,349	$949	$3,298	$11	$(3)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	69,800	1,571	33	1,604	11	0

					$3,920	$982	$4,902	$22	$(3)

Total Swap Agreements					$3,947	$979	$4,926	$22	$(3)

(i)

Securities with an aggregate market value of $4,157 and cash of $5,281 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$443,592	$0	$443,592
Industrials					0	574,103	0	574,103
Utilities					0	171,333	0	171,333
U.S. Treasury Obligations					0	142,812	0	142,812
Sovereign Issues					0	1,309	0	1,309
Preferred Securities
Industrials					0	1	0	1
Mutual Funds					0	890	0	890
					$0	$1,334,040	$0	$1,334,040
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					5,971	0	0	5,971

Total Investments					$5,971	$1,334,040	$0	$1,340,011

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$0	$(21)	$0	$(21)

Total Financial Derivative Instruments					$0	$5	$0	$5

Totals					$5,971	$1,334,045	$0	$1,340,016

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.4% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. 5.424% (US0003M + 0.860%) due 07/03/2033 ~	$82	$82

Total Corporate Bonds & Notes (Cost $70)		82

U.S. GOVERNMENT AGENCIES 175.8%
Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032 - 09/01/2046	463	426
3.000% due 10/01/2026 - 08/01/2046	2,655	2,496
3.050% due 03/01/2032	221	204
3.500% due 12/01/2033 - 12/01/2048	431	405
4.000% due 08/01/2042 - 04/01/2048	1,541	1,502
4.400% due 06/01/2030	82	83
4.500% due 04/01/2039 - 04/01/2049	1,300	1,288
5.000% due 09/01/2033 - 03/01/2055	51,520	51,526
5.500% due 11/01/2030 - 09/01/2055	97,915	99,482
6.000% due 08/01/2026 - 09/01/2055	46,110	47,829
6.375% due 11/01/2031 •	4	4
6.430% due 01/01/2034 •	2	2
6.500% due 02/01/2035 - 04/01/2035 •	13	13
6.500% due 05/01/2045 - 09/01/2055	18,041	18,749
6.520% due 02/01/2035 - 09/01/2035 •	36	37
6.600% due 09/01/2034 •	59	61
6.602% due 01/01/2035 •	3	3
6.671% due 11/01/2036 •	56	58
6.674% due 10/01/2039 •	131	135
6.775% due 03/01/2035 •	1	1
6.780% due 06/01/2035 •	7	7
6.814% due 08/01/2036 •	4	4
6.836% due 02/01/2035 •	3	3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	3,265	3,107
4.228% due 10/25/2034 ~	800	791
Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2041 •	198	195
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	844	544
0.265% due 11/15/2040 •	111	88
0.347% due 05/15/2035 •	93	95
1.640% due 10/15/2037 ~(a)	5	0
1.646% due 10/15/2037 ~(a)	9	0
1.713% due 01/15/2043 •(a)	838	104
1.755% due 03/15/2037 ~(a)	10	1
1.774% due 05/15/2037 ~(a)	9	0
1.887% due 11/15/2036 ~(a)	28	2
1.931% due 08/15/2041 ~(a)	9	0
1.936% due 02/15/2038 ~(a)	17	1
1.941% due 11/15/2038 ~(a)	28	2
2.000% due 11/25/2050 (a)	380	52
2.012% due 10/15/2041 ~(a)	23	1
2.019% due 06/15/2038 ~(a)	23	1
2.190% due 08/15/2036 ~(a)	14	1
2.500% due 01/15/2045	115	108
3.000% due 05/15/2044	184	127
4.000% due 03/15/2042	483	430
4.000% due 09/15/2045 - 04/15/2046 (a)	705	103
4.737% due 05/15/2035 •	13	12
4.810% due 04/15/2038 •	171	169
4.937% due 12/15/2031 •	16	16
4.987% due 09/15/2030 - 06/15/2042 •	142	142
5.206% due 05/25/2054 •	1,052	1,050
5.306% due 08/25/2055 •	18,856	18,870
5.356% due 02/25/2055 •	920	922
5.456% due 07/25/2054 - 11/25/2054 •	9,457	9,480
5.500% due 09/15/2035	135	133
5.500% due 10/15/2035 (a)	41	5
5.506% due 01/25/2055 •	1,835	1,842
5.556% due 10/25/2054 - 08/25/2055 •	20,871	20,969
5.656% due 11/25/2054 - 12/25/2054 •	10,012	10,012
5.756% due 02/25/2055 •	1,912	1,927
6.500% due 05/15/2028 - 03/15/2029	163	165

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

7.000% due 05/15/2037	339	365
Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	3,063	486
3.500% due 01/15/2043 - 08/15/2045 (a)	345	54
4.810% due 10/15/2037 •	43	43
5.506% due 05/25/2054 •	832	836
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.353% due 02/25/2045 •	58	56
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	295	258
3.500% due 12/25/2046	218	193
Federal National Mortgage Association
2.500% due 06/01/2028 - 12/01/2046	314	285
3.000% due 10/01/2026 - 07/01/2060	4,119	3,803
3.500% due 05/01/2034 - 01/01/2057	7,280	6,909
3.575% due 02/01/2026	500	498
3.800% due 10/01/2029	735	727
4.000% due 06/01/2033 - 08/01/2051	18,692	18,093
4.005% due 06/01/2030	10,105	10,037
4.140% due 04/01/2028	155	156
4.160% due 10/01/2032	610	603
4.190% due 07/01/2030	1,920	1,922
4.280% due 02/01/2030	555	560
4.350% due 12/01/2029	705	712
4.385% due 04/01/2033	166	166
4.490% due 04/01/2033	200	202
4.500% due 07/01/2032 - 04/01/2059	34,116	33,860
4.590% due 06/01/2033	335	339
4.680% due 06/01/2030	1,480	1,507
4.700% due 04/01/2033 - 05/01/2035	512	518
4.720% due 03/01/2030	4,707	4,805
4.730% due 08/01/2030	1,700	1,723
4.740% due 04/01/2030	1,200	1,215
4.750% due 09/01/2030	2,153	2,208
4.770% due 12/01/2029	90	92
4.800% due 09/01/2032	4,542	4,645
4.860% due 12/01/2027 - 05/01/2035	1,107	1,129
4.870% due 05/01/2035	200	205
4.900% due 09/01/2030	2,535	2,613
4.930% due 09/01/2030	1,545	1,593
4.960% due 09/01/2032	1,372	1,415
4.970% due 05/01/2035	4,793	4,929
4.980% due 05/01/2035	3,900	4,029
5.000% due 09/01/2049 - 02/01/2055	16,328	16,390
5.040% due 08/01/2030	2,087	2,157
5.050% due 03/01/2030	14,677	15,205
5.140% due 02/01/2035	3,500	3,643
5.160% due 03/01/2030	10,377	10,728
5.180% due 05/01/2035	1,988	2,075
5.200% due 11/01/2030 - 05/01/2035	3,207	3,352
5.210% due 05/01/2035	1,096	1,145
5.230% due 05/01/2033 - 05/01/2035	2,812	2,938
5.250% due 02/01/2031	627	652
5.280% due 07/01/2030	937	976
5.421% due 08/01/2042 - 10/01/2044 •	196	198
5.500% due 09/01/2034 - 08/01/2055	49,069	49,750
5.675% due 02/01/2036 •	86	86
5.810% due 06/01/2031	1,700	1,770
5.890% due 08/01/2027 - 11/01/2035 •	13	13
6.000% due 10/01/2032 - 09/01/2055	54,500	56,115
6.112% due 01/01/2035 •	4	4
6.115% due 01/01/2035 •	19	19
6.135% due 02/01/2035 •	3	3
6.160% due 01/01/2035 •	12	12
6.175% due 05/01/2035 •	20	21
6.191% due 03/01/2035 •	2	2
6.196% due 01/01/2035 •	5	5
6.270% due 01/01/2035 •	7	7
6.285% due 03/01/2035 •	1	1
6.306% due 09/01/2041 •	22	23
6.315% due 02/01/2035 •	10	10
6.340% due 03/01/2035 •	2	2
6.374% due 04/01/2033 •	6	6
6.404% due 01/01/2036 •	46	48
6.405% due 11/01/2035 •	6	7
6.420% due 12/01/2034 •	3	3
6.470% due 10/01/2037 •	193	200
6.487% due 09/01/2035 - 11/01/2048 •	91	95
6.500% due 11/01/2028 - 09/01/2055	13,070	13,598
6.534% due 02/01/2035 •	4	4
6.540% due 10/01/2035 •	4	4
6.565% due 07/01/2035 •	5	5
6.582% due 02/01/2035 •	4	5
6.593% due 02/01/2035 •	4	5

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.618% due 05/01/2038 •	133	138
6.624% due 07/01/2035 •	3	3
6.635% due 10/01/2028 •	1	1
6.664% due 02/01/2035 •	2	2
6.665% due 02/01/2042 •	14	14
6.667% due 07/01/2035 •	12	13
6.675% due 04/01/2035 •	11	11
6.676% due 11/01/2034 •	2	2
6.714% due 05/01/2035 •	12	12
6.737% due 05/01/2035 •	19	20
6.833% due 10/01/2035 •	1	1
6.880% due 10/01/2032 •	71	71
6.925% due 09/01/2034 •	19	19
7.000% due 06/01/2035	1	1
Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	11,065	1,436
6.500% due 04/25/2038 (a)	10	2
Federal National Mortgage Association REMICS
0.000% due 04/25/2043 - 10/25/2045 •	725	513
0.200% due 02/25/2043 •(a)	103	1
1.129% due 06/25/2044 •(a)	173	18
1.446% due 07/25/2044 ~(a)	37	2
1.465% due 10/25/2046 ~(a)	11	1
1.529% due 11/25/2049 •(a)	65	9
1.595% due 07/25/2052 ~(a)	38	2
1.625% due 07/25/2045 ~(a)	134	8
1.666% due 07/25/2044 ~(a)	33	2
1.673% due 09/25/2045 ~(a)	23	1
1.698% due 04/25/2055 ~(a)	61	3
1.734% due 03/25/2045 ~(a)	81	5
1.744% due 08/25/2054 ~(a)	54	3
1.745% due 01/25/2045 ~(a)	24	1
1.897% due 08/25/2044 ~(a)	25	2
1.980% due 08/25/2055 ~(a)	38	2
2.000% due 08/25/2042	508	440
2.114% due 11/25/2035 •(a)	247	18
2.500% due 02/25/2051 (a)	543	93
3.000% due 07/25/2045	101	79
3.000% due 04/25/2046 (a)	92	10
3.500% due 03/25/2044 - 12/25/2047	306	297
3.500% due 04/25/2046 (a)	24	2
4.000% due 03/25/2041 - 11/25/2045	510	428
4.442% due 08/25/2050 •	97	92
4.500% due 11/25/2039	51	48
4.523% due 12/25/2036 •	255	250
4.583% due 03/25/2034 •	16	16
4.613% due 08/25/2034 •	1	1
4.771% due 12/25/2048 •	283	279
4.871% due 03/25/2049 •	189	187
4.921% due 07/25/2036 •	138	137
4.971% due 03/25/2032 •	29	29
5.131% due 04/25/2037 •	184	180
5.356% due 03/25/2055 •	616	615
5.471% due 04/25/2032 •	18	18
5.606% due 05/25/2054 •	8,893	8,927
5.616% due 09/25/2054 •	6,567	6,595
5.706% due 01/25/2055 •	1,163	1,170
5.756% due 08/25/2054 - 02/25/2055 •	47,305	47,629
5.806% due 06/25/2054 •	968	973
5.856% due 01/25/2055 •	947	958
6.373% due 05/25/2035 ~	18	18
6.500% due 01/25/2032	9	9
8.000% due 07/25/2034	149	160
Federal National Mortgage Association REMICS Trust
4.591% due 06/25/2033 •	7	6
4.601% due 06/25/2032 •	24	24
4.641% due 11/25/2032 •	7	7
Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	1,698	99
2.944% due 07/25/2039	103	95
Government National Mortgage Association
2.000% due 03/20/2043	57	48
3.000% due 02/15/2043 - 03/15/2050	3,319	3,025
3.500% due 02/15/2042 - 03/20/2052	3,878	3,557
3.500% due 05/20/2049 (a)	349	63
4.000% due 03/15/2045 - 10/20/2050	5,282	5,012
4.070% due 01/15/2050	1,096	986
4.500% due 07/15/2039 - 07/15/2049	2,001	1,970
5.000% due 11/20/2034 - 12/20/2048	680	694
5.500% due 09/15/2033 - 12/15/2039	60	63
6.000% due 05/20/2042 - 09/20/2053	531	549
6.500% due 03/15/2026 - 04/20/2055	264	273
Government National Mortgage Association REMICS
0.000% due 12/20/2036 (b)(e)	78	65

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

0.000% due 08/20/2045 - 09/20/2045 •	223	169
0.221% due 09/20/2045 ~(a)	63	3
0.259% due 06/20/2043 ~(a)	44	2
0.315% due 12/20/2045 ~(a)	48	2
0.341% due 11/20/2045 ~(a)	52	3
0.807% due 06/20/2042 ~(a)	46	3
0.857% due 06/20/2042 ~(a)	42	2
3.000% due 05/20/2047 - 11/20/2067	389	325
3.500% due 08/20/2042 (a)	188	20
4.000% due 06/20/2045 (a)	278	50
4.500% due 06/20/2043	88	85
4.689% due 11/20/2067 •	228	227
4.766% due 05/20/2068 •	418	417
4.816% due 02/20/2068 •	4	4
4.886% due 06/20/2070 •	244	242
4.896% due 05/20/2065 •	3	3
4.946% due 03/20/2061 •	5	5
5.039% due 02/20/2074 •	659	659
5.059% due 04/20/2072 •	674	670
5.099% due 01/20/2068 •	1,124	1,130
5.106% due 01/20/2065 •	15	15
5.116% due 09/20/2069 •	213	213
5.146% due 11/20/2065 •	189	190
5.163% due 10/20/2067 •	896	901
5.179% due 04/20/2074 •	478	478
5.186% due 09/20/2063 •	29	29
5.216% due 09/20/2065 •	331	331
5.266% due 01/20/2066 - 09/20/2066 •	122	122
5.289% due 08/20/2054 - 07/20/2074 •	2,075	2,079
5.389% due 12/20/2073 •	1,435	1,444
5.409% due 12/20/2072 •	402	407
5.439% due 08/20/2053 •	405	406
5.466% due 04/20/2063 - 03/20/2066 •	830	835
5.500% due 08/20/2035	33	34
5.516% due 07/20/2070 - 08/20/2070 •	2,387	2,416
5.539% due 12/20/2070 •	221	223
5.616% due 03/20/2066 •	40	41
5.716% due 10/20/2070 •	612	624
5.739% due 07/20/2055 •	19,907	19,991
5.766% due 09/20/2063 •	25	25
5.809% due 02/20/2073 •	1,030	1,052
Government National Mortgage Association, TBA
2.000% due 10/01/2055 - 11/01/2055	29,800	24,644
2.500% due 10/01/2055 - 11/01/2055	40,100	34,531
3.000% due 10/01/2055 - 11/01/2055	63,000	56,249
3.500% due 10/01/2055 - 11/01/2055	38,590	35,183
4.000% due 10/01/2055 - 11/01/2055	32,500	30,557
4.500% due 11/01/2055	13,500	13,086
5.000% due 11/01/2055	19,400	19,274
5.500% due 11/01/2055	7,700	7,753
6.000% due 11/01/2055	8,100	8,238
6.500% due 11/01/2055	15,000	15,406
Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2040 - 11/01/2055	45,435	37,214
2.500% due 10/01/2040 - 11/01/2055	30,300	25,645
3.000% due 10/01/2040 - 11/01/2055	55,000	49,480
3.500% due 10/01/2040 - 11/01/2055	3,400	3,167
4.000% due 10/01/2040	100	98
4.500% due 10/01/2040 - 11/01/2055	71,350	69,305
5.000% due 10/01/2040 - 11/01/2055	80,700	80,091
5.500% due 10/01/2040 - 10/01/2055	6,200	6,323
6.000% due 10/01/2055 - 11/01/2055	107,100	109,399
6.500% due 10/01/2055 - 11/01/2055	11,400	11,789
7.000% due 11/01/2055	8,900	9,319

Total U.S. Government Agencies (Cost $1,359,180)		1,361,997

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	373	377
Banc of America Funding Trust
4.830% due 05/20/2035 •	17	16
4.971% due 01/20/2047 ~	77	67
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.552% due 01/25/2035 •	2	2
CHL Mortgage Pass-Through Trust
3.649% due 04/25/2035 ~	205	154
4.852% due 04/25/2035 •	8	8
4.952% due 03/25/2036 •	1	0
4.972% due 02/25/2036 •	1	0
5.192% due 09/25/2034 •	30	27
6.305% due 06/19/2031 ~	12	12

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
5.072% due 08/25/2035 •	46	45
6.500% due 06/25/2054 ~	141	144
COMM Mortgage Trust 5.565% due 12/15/2038 •	1,439	1,420
Countrywide Alternative Loan Trust
4.650% due 07/20/2046 •	29	25
4.692% due 05/25/2035 •	119	114
4.772% due 09/25/2046 •	406	334
4.772% due 10/25/2046 •	31	24
4.952% due 10/25/2046 •	237	178
CSMC Trust 2.500% due 07/25/2056 ~	138	115
GreenPoint Mortgage Funding Trust
4.672% due 10/25/2046 •	109	101
4.672% due 12/25/2046 •	142	140
4.812% due 04/25/2036 •	37	33
4.952% due 10/25/2046 •	339	265
GS Mortgage Securities Corp. Trust 5.348% due 07/15/2031 •	1,100	854
GSR Mortgage Loan Trust 4.792% due 08/25/2046 •	173	38
HarborView Mortgage Loan Trust 4.728% due 03/19/2036 •	17	16
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	547	536
IndyMac INDX Mortgage Loan Trust
4.672% due 06/25/2046 •	43	39
4.672% due 11/25/2046 •	99	95
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	699	609
4.998% due 08/25/2051 •	1,806	1,676
5.172% due 11/25/2049 •	38	36
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	367	339
4.250% due 09/29/2046 «	678	621
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	411	394
MASTR Alternative Loan Trust 4.672% due 03/25/2036 •	958	87
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.965% due 11/15/2031 •	8	8
MFA Trust 1.381% due 04/25/2065 ~	78	77
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	311	300
5.000% due 09/25/2051 •	725	679
OBX Trust 3.000% due 01/25/2052 ~	323	279
RALI Trust
4.104% due 08/25/2035 ~	146	51
4.672% due 12/25/2046 •	81	72
4.732% due 05/25/2037 •	16	14
4.812% due 05/25/2046 •	61	49
Sequoia Mortgage Trust 10 5.010% due 10/20/2027 •	1	1
Sequoia Mortgage Trust 5 4.948% due 10/19/2026 •	7	7
Structured Asset Mortgage Investments Trust 4.908% due 09/19/2032 •	2	2
Thornburg Mortgage Securities Trust 4.712% due 10/25/2046 •	26	25
Towd Point Mortgage Trust 5.272% due 05/25/2058 •	107	110
WaMu Mortgage Pass-Through Certificates Trust
5.272% due 07/25/2044 •	26	26
5.322% due 12/25/2045 •	247	218
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 4.873% due 12/25/2046 •	96	79

Total Non-Agency Mortgage-Backed Securities (Cost $12,041)		10,939

ASSET-BACKED SECURITIES 5.4%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.615% due 11/15/2036 •	716	718

HOME EQUITY OTHER 0.1%
Aegis Asset-Backed Securities Trust 4.972% due 03/25/2035 •	50	49
Amortizing Residential Collateral Trust 4.972% due 10/25/2031 •	3	3

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Centex Home Equity Loan Trust 4.572% due 01/25/2032 •	4	4
Citigroup Mortgage Loan Trust, Inc. 4.592% due 12/25/2036 •	519	293
Countrywide Asset-Backed Certificates 4.772% due 03/25/2037 •	34	34
Countrywide Asset-Backed Certificates Trust 4.552% due 04/25/2047 •	60	59
EMC Mortgage Loan Trust 5.772% due 08/25/2040 •	27	28
GSAA Home Equity Trust 4.872% due 03/25/2037 •	167	66
GSAMP Trust 4.532% due 12/25/2046 •	371	197
Home Equity Asset Trust 4.872% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 4.412% due 01/25/2037 •	254	195
Morgan Stanley ABS Capital I, Inc. Trust 4.342% due 10/25/2036 •	375	196
Saxon Asset Securities Trust 6.022% due 12/25/2037 •	150	132

		1,258

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.992% due 04/25/2037 •	475	125

WHOLE LOAN COLLATERAL 0.1%
PRET LLC 6.721% due 07/25/2051 þ	722	723

OTHER ABS 5.1%
Anchorage Capital CLO 28 Ltd. 6.025% due 04/20/2037 •	400	402
Apex Credit CLO Ltd. 6.125% due 04/20/2036 •	500	503
ARES LXV CLO Ltd. 5.278% due 07/25/2034 •	1,700	1,706
Bain Capital Credit CLO Ltd. 5.482% due 07/17/2035 •	2,000	2,007
Benefit Street Partners CLO XXII Ltd. 5.475% due 04/20/2035 •	2,100	2,107
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •	4,700	4,724
Canyon CLO Ltd. 5.418% due 10/15/2034 •	1,400	1,400
Diameter Capital CLO 6 Ltd. 5.928% due 04/15/2037 •	500	503
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(c)	1,200	1,200
Generate CLO 3 Ltd. 6.155% due 10/20/2036 •	500	504
Golub Capital Partners CLO 50B-R Ltd. 5.435% due 04/20/2035 •	2,100	2,107
KKR CLO 28 Ltd. 5.758% due 02/09/2035 •	500	502
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •	2,800	2,800
Marble Point CLO XXII Ltd. 5.538% due 07/25/2034 •	2,700	2,704
Park Avenue Institutional Advisers CLO Ltd. 5.342% due 01/20/2034 •	1,400	1,401
Sycamore Tree CLO Ltd. 6.005% due 01/20/2037 •	300	301
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •	1,500	1,500
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •	2,200	2,209
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035 •	2,800	2,811
TCW CLO Ltd. 5.918% due 01/16/2037 •	500	502
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(c)	2,400	2,400
Vibrant CLO XII Ltd. 5.301% due 04/20/2034 •	2,300	2,300

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Wind River CLO Ltd. 5.122% due 07/20/2034 •	2,700	2,700

		39,293

Total Asset-Backed Securities (Cost $42,483)		42,117

	SHARES
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (f)	777,472	777

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 0.5%		4,100

U.S. TREASURY BILLS 0.2%
4.086% due 10/30/2025 - 01/27/2026 (d)(e)(j)	$1,360	1,350

Total Short-Term Instruments (Cost $6,227)		6,227

Total Investments in Securities (Cost $1,420,001)		1,421,362

Total Investments 183.4% (Cost $1,420,001)		$1,421,362
Financial Derivative Instruments (h)(i) 2.1%(Cost or Premiums, net $19,138)		15,897
Other Assets and Liabilities, net (85.5)%		(662,385)

Net Assets 100.0%		$774,874

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.230%	09/30/2025	10/01/2025	$4,100	U.S. Treasury Notes 1.500% due 08/15/2026	$(4,186)	$4,100	$4,100

Total Repurchase Agreements	$(4,186)	$4,100	$4,100

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.3)%
Uniform Mortgage-Backed Security, TBA	3.000%	10/01/2055	$1,000	$(879)	$(879)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	24,150	(22,805)	(22,758)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	86,300	(87,089)	(86,960)

Total Short Sales (14.3)%	$(110,773)	$(110,597)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(46) at a weighted average interest rate of 4.093%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2025	9	$983	$4	$1	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2025	3	$(337)	$0	$0	$0

Total Futures Contracts	$4	$1	$0

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(27)	$4	$(23)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	20,900	938	(462)	476	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	5,500	(183)	149	(34)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	8,600	426	(213)	213	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	14,800	(366)	136	(230)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,300	(52)	41	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	12,600	940	(474)	466	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	15,800	430	136	566	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	21,900	(193)	31	(162)	0	(1)

Total Swap Agreements	$1,913	$(652)	$1,261	$0	$(21)

Cash of $4,422 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.184%	10/14/2025	35,000	$87	$6
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.116	11/19/2025	15,000	144	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.906	03/04/2026	17,600	194	166
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	1,400	124	109
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	1,400	124	122
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	1,400	126	119
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	1,400	126	115
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	6,000	536	496
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	3,000	271	254
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	6,000	539	547
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	3,000	270	238
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,800	246	234
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,800	246	234
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	50,500	4,383	4,539
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,200	190	203
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,200	190	170
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	50,000	75	0
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	118,000	34	29
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	5,800	75	59
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	5,800	75	96

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	2,900	258	230
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	2,900	258	249
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	1,600	146	145
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	1,600	146	127
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	1,600	144	139
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	1,600	144	130
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	2,200	197	185
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	2,200	197	183
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	5,600	497	493
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	2,800	249	225
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	4,200	369	355
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	4,200	369	347
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.628	08/20/2035	55,000	4,764	4,328
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/14/2025	87,700	27	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.181	12/04/2025	18,100	90	44
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	2,500	9	4
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	9,700	14	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	1,500	133	119
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	1,500	133	129
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	1,500	134	125
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	1,500	134	125
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	2,500	10	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	1,600	144	126
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	1,600	144	139
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,800	241	258
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,800	241	216
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.077	11/10/2025	17,400	56	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,600	229	222
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,600	229	214

							$17,761	$16,613

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		$93.273	10/07/2025		21,000	$8	$8
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		96.672	11/06/2025		15,000	28	10
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		99.094	12/04/2025		1,000	1	1
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		96.980	10/07/2025		2,000	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.094	10/07/2025		2,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.875	10/07/2025		3,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.891	10/07/2025		2,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.961	10/07/2025		4,500	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		99.164	10/07/2025		5,500	6	0

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.813	11/06/2025		19,200	10	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.945	12/04/2025		2,000	2	2
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.969	12/04/2025		3,000	4	3
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		93.297	10/07/2025		16,000	5	7
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		93.656	10/07/2025		15,000	5	14
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.957	12/04/2025		3,000	3	3
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		99.641	10/07/2025		1,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		98.180	11/06/2025		9,600	11	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.797	11/06/2025		9,600	4	0

							$108	$50

Total Purchased Options							$17,869	$16,663

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.248%	10/07/2025	1,300	$(4)	$0
BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.908	11/06/2025	7,600	(11)	(3)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.115	10/07/2025	3,700	(6)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	5,100	(34)	(36)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.274	10/07/2025	1,300	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	2,200	(4)	(5)
FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.410	10/14/2025	5,000	(27)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.681	12/04/2025	20,900	(90)	(73)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	2,900	(4)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.221	10/07/2025	2,200	(4)	0
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.032	12/04/2025	2,200	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.036	12/04/2025	2,200	(3)	(4)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	1,300	(3)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.081	11/06/2025	9,600	(6)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	11/06/2025	11,000	(7)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.577	11/10/2025	8,700	(24)	(35)

							$(236)	$(171)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		$93.770	10/07/2025		10,000	$(24)	$(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		94.406	11/06/2025		10,000	(28)	(59)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		94.414	11/06/2025		7,000	(19)	(41)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		94.453	11/06/2025		10,000	(28)	(57)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		94.488	11/06/2025		10,000	(28)	(55)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		94.938	11/06/2025		10,000	(27)	(38)
	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		97.844	11/06/2025		5,000	(9)	(15)

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	96.484	12/04/2025	10,000	(33)	(18)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	93.484	10/07/2025	10,000	(38)	(84)
Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	94.250	10/07/2025	5,000	(17)	(15)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	96.484	12/04/2025	10,000	(38)	(18)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	93.594	10/07/2025	10,000	(38)	(75)
Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	93.938	10/07/2025	10,000	(34)	(49)
Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	94.250	10/07/2025	10,000	(31)	(31)
Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	94.922	10/07/2025	10,000	(16)	(8)

$(408)	$(575)

Total Written Options	$(644)	$(746)

(j)

Securities with an aggregate market value of $1,058 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82	$0	$82
U.S. Government Agencies	0	1,361,997	0	1,361,997
Non-Agency Mortgage-Backed Securities	0	9,585	1,354	10,939
Asset-Backed Securities
CMBS Other	0	718	0	718
Home Equity Other	0	1,258	0	1,258
Home Equity Sequential	0	125	0	125
Whole Loan Collateral	0	723	0	723
Other ABS	2,400	36,893	0	39,293
Short-Term Instruments
Mutual Funds	0	777	0	777
Repurchase Agreements	0	4,100	0	4,100
U.S. Treasury Bills	0	1,350	0	1,350

Total Investments	$2,400	$1,417,608	$1,354	$1,421,362

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(110,597)	$0	$(110,597)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	16,663	0	16,663

$0	$16,664	$0	$16,664
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(746)	0	(746)

$0	$(767)	$0	$(767)

Total Financial Derivative Instruments	$0	$15,897	$0	$15,897

Totals	$2,400	$1,322,908	$1,354	$1,326,662

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
Aligned Data Centers International LP 7.538% due 12/18/2029 «~		$22,500	$22,677
Altice France SA 9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		1,987	1,928
American Axle & Manufacturing, Inc. TBD% due 02/24/2032 «		10,000	9,963
Aspire Bakeries Holdings LLC 7.663% (TSFR1M + 3.500%) due 12/23/2030 ~		2,977	2,999
Bank of Industry Ltd. 3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,000	7,011
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		$116	116
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~		898	900
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ		33	33
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~		1,962	1,961
Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~		985	970
7.030% (TSFR1M + 2.750%) due 03/26/2032 ~		4,988	4,907
CPPIB OVM Member U.S. LLC 6.502% (TSFR3M + 2.500%) due 08/20/2031 ~		1,980	1,987
Cyberswift U.S. Finco LLC TBD% due 09/23/2032		1,200	1,201
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,087	1,087
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		4,913	4,999
DirecTV Financing LLC 9.808% (TSFR3M + 5.500%) due 02/17/2031 ~		1,820	1,784
DK Crown Holdings, Inc. 6.005% (TSFR1M + 1.750%) due 03/04/2032 ~		3,980	3,979
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		2,977	2,158
Epic Crude Services LP 6.828% (TSFR3M + 2.500%) due 10/15/2031 ~		2,793	2,799
Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~		8,000	7,976
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~		1,300	1,297
FinCo I LLC 5.913% (TSFR1M + 1.750%) due 06/27/2029 ~		98	98
Froneri Lux FinCo SARL TBD% due 08/02/2032		1,000	999
GFL Environmental, Inc. 6.671% (TSFR3M + 2.500%) due 03/03/2032 ~		5,000	5,005
Global Medical Response, Inc. 7.634% (TSFR1M + 3.500%) due 10/01/2032 ~		2,090	2,093
Golden State Foods LLC 8.032% (TSFR1M + 4.000%) due 12/04/2031 ~		2,970	2,981
ION Platform Finance U.S., Inc. TBD% due 09/30/2032		7,100	7,029
Jane Street Group LLC 6.199% (TSFR3M + 2.000%) due 12/15/2031 ~		5,933	5,897
Kaseya, Inc. 7.413% (TSFR1M + 3.250%) due 03/20/2032 ~		3,980	3,990
LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~		792	790
8.068% (TSFR3M + 3.750%) due 05/19/2031 ~		4,963	4,960
Medline Borrower LP 6.163% (TSFR1M + 2.000%) due 10/23/2030 ~		990	991
MH Sub I LLC 8.413% (TSFR1M + 4.250%) due 12/31/2031 ~		2,978	2,747
Modena Buyer LLC 8.808% (TSFR3M + 4.500%) due 07/01/2031 ~		1,489	1,472
Novelis Corp. 5.752% (TSFR3M + 1.750%) due 03/11/2032 ~		4,975	4,990
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	5,000	6,727
Olympus Water U.S. Holding Corp. TBD% due 07/23/2032		$800	795
Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	10,000	11,760
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		7,600	8,992
Pantheon Senior Debt Secondaries III 6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(g)		$1,400	1,400

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~		1,600	1,440
Petco Health & Wellness Co., Inc. TBD% due 03/03/2028		7,450	7,273
Primo Brands Corp. 6.252% (TSFR3M + 2.250%) due 03/31/2028 ~		983	984
Project Alfa Investindustrial VIII SCSp 4.117% (EUR003M + 2.100%) due 02/27/2026 «~(g)	EUR	378	444
Project Flash
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$3,000	3,000
TBD% due 04/30/2030 «~µ		3,000	3,000
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		3,000	3,000
Proofpoint, Inc. 7.163% (TSFR1M + 3.000%) due 08/31/2028 ~		3,970	3,990
Qnity Electronics, Inc. TBD% due 08/12/2032		900	901
QualityTech LP 7.723% (TSFR1M + 3.500%) due 10/30/2031 «~		3,980	3,990
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		10,000	9,960
Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ		133	133
TBD% - 3.250% (TSFR1M + 3.000%) due 11/19/2031 ~		1,857	1,859
Republic of Kenya Government International Bonds 12.650% (PRIME + 5.400%) due 04/05/2028 «~		5,000	5,011
Rockpoint Gas Storage Partners LP 7.002% (TSFR3M + 3.000%) due 09/18/2031 ~		4,861	4,883
Specialty Building Products Holdings LLC 8.013% (TSFR1M + 3.750%) due 10/15/2028 ~		2,672	2,582
Stepstone Group MidCo 2 GmbH 8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		3,990	3,796
Subcalidora 2 7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,360
TK Elevator Midco GmbH 7.197% - 7.308% (TSFR6M + 3.000%) due 04/30/2030 ~		$4,975	4,993
TransDigm, Inc. 6.502% - 6.663% (TSFR1M + 2.338%) due 08/19/2032 ~		3,700	3,700
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	131,429	7,520
Truist Insurance Holdings LLC 6.752% (TSFR3M + 2.750%) due 05/06/2031 ~		$460	460
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		2,970	2,843
UKG, Inc. 6.810% (TSFR3M + 2.500%) due 02/10/2031 ~		891	891
VEON Amsterdam BV 8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		4,000	3,997
Vista Management Holding, Inc. 8.041% (TSFR3M + 3.750%) due 04/01/2031 ~		4,950	4,991

Total Loan Participations and Assignments (Cost $239,287)			244,449

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 7.7%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		250	250
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		500	504
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.500% due 10/01/2031		2,800	2,866
American Tower Corp.
2.750% due 01/15/2027		575	565
3.650% due 03/15/2027		200	199
3.800% due 08/15/2029		1,400	1,374
Antares Holdings LP 6.500% due 02/08/2029		250	256
ARES Strategic Income Fund
4.850% due 01/15/2029		5,000	4,949
5.150% due 01/15/2031		5,000	4,942
5.450% due 09/09/2028		8,249	8,316
6.200% due 03/21/2032		5,864	6,062
Armor RE II Ltd. 12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		700	747
Avolon Holdings Funding Ltd.
4.900% due 10/10/2030		7,000	7,042
4.950% due 10/15/2032		4,200	4,151
Banco Santander SA 6.033% due 01/17/2035		4,752	5,109
Banco Votorantim SA 5.875% due 04/08/2028		5,000	5,091
Bank of America Corp.
2.592% due 04/29/2031 •		5,085	4,714
5.511% due 01/24/2036 •		9,138	9,556
5.819% due 09/15/2029 •		600	628

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Barclays PLC 5.690% due 03/12/2030 •		625	649
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,300	1,380
BPCE SA
5.389% due 05/28/2031 •		5,100	5,235
6.027% due 05/28/2036 •		8,967	9,448
6.612% due 10/19/2027 •		250	256
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 •		4,000	4,111
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500% due 04/01/2027		160	157
Brown & Brown, Inc. 4.900% due 06/23/2030		4,817	4,886
Burford Capital Global Finance LLC
7.500% due 07/15/2033		6,691	6,817
9.250% due 07/01/2031		2,205	2,346
CaixaBank SA 5.673% due 03/15/2030 •		1,250	1,297
Cantor Fitzgerald LP 7.200% due 12/12/2028		850	908
CFE Fibra E 5.875% due 09/23/2040		800	809
CI Financial Corp. 7.500% due 05/30/2029		1,000	1,066
CIMA Finance DAC 2.950% due 09/05/2029		3,166	2,964
Citadel Finance LLC 5.900% due 02/10/2030		14,370	14,585
Citadel LP
6.000% due 01/23/2030		7,810	8,121
6.375% due 01/23/2032		5,929	6,279
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		3,691	3,790
COPT Defense Properties LP 4.500% due 10/15/2030 (a)		600	596
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	52,100	15,906
10.100% due 12/15/2043		8,500	2,638
Credit Acceptance Corp. 9.250% due 12/15/2028		$300	316
Credit Opportunities Partners LLC 6.520% due 03/20/2028 «(g)		8,000	8,102
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030		800	804
Crown Castle, Inc. 1.050% due 07/15/2026		475	463
Deloitte LLP
5.250% due 01/30/2030 «(g)		2,000	2,047
5.410% due 01/30/2032 «(g)		2,000	2,055
5.590% due 01/30/2035 «(g)		2,000	2,050
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030 (a)		800	800
Encore Capital Group, Inc.
6.625% due 04/15/2031 (a)		3,400	3,392
8.500% due 05/15/2030		11,150	11,850
9.250% due 04/01/2029		3,484	3,681
EPR Properties 3.750% due 08/15/2029		14,880	14,330
Equitable Holdings, Inc. 4.350% due 04/20/2028		20	20
Essential Properties LP 5.400% due 12/01/2035		6,369	6,397
Everglades Re II Ltd. 15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	422
F&G Global Funding 5.875% due 01/16/2030		9,366	9,740
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,125	1,137
5.875% due 11/07/2029		8,000	8,142
5.918% due 03/20/2028		15,000	15,260
Fortitude Group Holdings LLC 6.250% due 04/01/2030		9,525	9,896
Freedom Mortgage Corp.
6.625% due 01/15/2027		1,560	1,558
12.000% due 10/01/2028		250	265
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		1,836	1,926
9.125% due 05/15/2031		6,232	6,636
9.250% due 02/01/2029		300	316
FS KKR Capital Corp.
3.125% due 10/12/2028		13,561	12,574
6.125% due 01/15/2031		5,000	4,956
FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,430	1,431
7.000% due 05/01/2031		2,675	2,801

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,500	1,437
5.250% due 02/15/2033		500	501
5.300% due 01/15/2029		1,611	1,642
5.625% due 09/15/2034		1,950	1,975
5.750% due 11/01/2037		2,200	2,186
Goldman Sachs Group, Inc. 5.218% due 04/23/2031 •		12,000	12,412
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		2,000	2,001
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		2,700	2,775
6.375% due 07/01/2034		1,700	1,731
Hardwood Funding LLC 4.840% due 06/07/2028 «(g)		6,000	6,078
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		13	13
8.000% due 06/15/2027		446	464
Host Hotels & Resorts LP 3.500% due 09/15/2030		3,018	2,835
HPS Corporate Lending Fund 5.450% due 01/14/2028		12,250	12,364
ION Platform Finance U.S., Inc. 0.000% due 09/30/2032 (a)		2,100	2,086
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		3,000	3,043
6.750% due 05/01/2033		6,670	6,933
7.125% due 04/30/2031		1,100	1,155
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,238	4,379
5.350% due 06/01/2034 •		2,793	2,911
5.502% due 01/24/2036 •		18,384	19,243
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,600	1,878
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		$2,200	2,245
7.000% due 07/15/2031		1,200	1,259
Lazard Group LLC 6.000% due 03/15/2031		6,623	7,003
Lineage OP LP 5.250% due 07/15/2030		10,124	10,267
Marex Group PLC 5.829% due 05/08/2028		13,159	13,354
Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	487
5.472% due 09/13/2033 •		2,400	2,521
5.574% due 01/16/2036 •		5,049	5,304
Morgan Stanley
3.622% due 04/01/2031 •		9,000	8,735
3.955% due 03/21/2035 •	EUR	1,000	1,206
6.407% due 11/01/2029 •		$500	531
National Health Investors, Inc. 5.350% due 02/01/2033		200	198
Nature Coast Re Ltd. 13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		2,200	2,302
Newmark Group, Inc. 7.500% due 01/12/2029		6,119	6,569
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		140	129
5.625% due 09/29/2028		3,400	3,404
Norinchukin Bank
4.674% due 09/09/2030		400	402
5.094% due 10/16/2029		9,950	10,186
5.359% due 09/09/2035		700	712
OneMain Finance Corp.
3.500% due 01/15/2027		3,074	3,006
6.125% due 05/15/2030		500	507
6.625% due 05/15/2029		4,080	4,199
7.125% due 11/15/2031		1,250	1,297
7.500% due 05/15/2031		3,475	3,636
Osaic Holdings, Inc. 6.750% due 08/01/2032		300	310
Palm RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		900	953
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		2,850	2,148
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		5,150	5,231
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		857	850
7.875% due 12/15/2029		350	372
PRA Group, Inc. 8.875% due 01/31/2030		3,000	3,100
Realty Income Corp. 1.625% due 12/15/2030	GBP	225	258

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Rfna LP 7.875% due 02/15/2030		$4,850	4,946
Rocket Cos., Inc. 6.125% due 08/01/2030		1,200	1,232
Sammons Financial Group Global Funding 5.100% due 12/10/2029		2,000	2,058
Sammons Financial Group, Inc. 6.875% due 04/15/2034		13,005	14,332
Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		7,395	7,539
6.174% due 01/09/2030 •		636	663
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	792
4.320% due 09/22/2029 •		1,600	1,596
5.694% due 04/15/2031 •		4,300	4,489
6.534% due 01/10/2029 •		700	733
Selective Insurance Group, Inc. 5.900% due 04/15/2035		16,988	17,661
Service Properties Trust 0.000% due 09/30/2028 (c)		900	794
Sixth Street Lending Partners
5.750% due 01/15/2030		10,811	10,994
6.125% due 07/15/2030		5,050	5,223
SLM Corp.
3.125% due 11/02/2026		2,400	2,353
6.500% due 01/31/2030		10,715	11,174
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		4,700	4,696
Starwood Property Trust, Inc.
5.250% due 10/15/2028 (a)		500	500
5.750% due 01/15/2031 (a)		11,900	11,907
6.500% due 07/01/2030		3,000	3,105
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		700	700
5.400% due 09/15/2030		700	702
UBS Group AG
5.699% due 02/08/2035 •		1,000	1,054
6.442% due 08/11/2028 •		550	572
6.537% due 08/12/2033 •		4,091	4,514
UniCredit SpA 7.296% due 04/02/2034 •		300	320
VB DPR Finance Co. 6.833% due 03/15/2035 «(g)		4,200	4,333
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031		2,169	2,245
VICI Properties LP
4.950% due 02/15/2030		610	617
5.125% due 11/15/2031		7,660	7,776
5.750% due 04/01/2034		4,015	4,174
Wells Fargo & Co.
5.244% due 01/24/2031 •		3,900	4,036
5.389% due 04/24/2034 •		2,738	2,846
Weyerhaeuser Co. 7.375% due 03/15/2032		1,000	1,146
Winston RE Ltd. 10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		300	312

			629,789

INDUSTRIALS 17.7%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		2,704	2,586
4.000% due 10/15/2030		18,077	17,055
Advance Auto Parts, Inc.
7.000% due 08/01/2030		11,479	11,819
7.375% due 08/01/2033		600	619
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,104	1,048
3.600% due 09/15/2028		532	525
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		17,423	18,064
Altice France SA
5.500% due 10/15/2029		2,660	2,314
8.125% due 02/01/2027		5,000	4,784
Amer Sports Co. 6.750% due 02/16/2031		775	806
American Airlines Pass-Through Trust
3.200% due 12/15/2029		905	877
3.600% due 03/22/2029		319	313
3.650% due 08/15/2030		815	793
ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,300	1,632
12.250% due 03/30/2029		$2,250	2,423
Aris Water Holdings LLC 7.250% due 04/01/2030		5,000	5,283

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

AS Mileage Plan IP Ltd. 5.308% due 10/20/2031		4,975	4,955
Ashtead Capital, Inc. 5.800% due 04/15/2034		23,800	24,955
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		375	368
Axon Enterprise, Inc. 6.125% due 03/15/2030		12,520	12,890
Bausch & Lomb Corp. 8.375% due 10/01/2028		250	261
Beacon Mobility Corp. 7.250% due 08/01/2030		11,468	11,931
Becton Dickinson & Co.
1.957% due 02/11/2031		1,453	1,282
5.110% due 02/08/2034		1,684	1,722
Beignet 6.850% due 06/01/2049 «(a)		79,500	79,500
Block, Inc.
5.625% due 08/15/2030		3,297	3,343
6.000% due 08/15/2033		2,040	2,090
6.500% due 05/15/2032		15,663	16,224
Boeing Co.
2.196% due 02/04/2026		2,300	2,283
3.250% due 02/01/2028		3,000	2,931
3.625% due 02/01/2031		2,569	2,462
5.150% due 05/01/2030		1,812	1,860
6.528% due 05/01/2034		6,421	7,103
6.858% due 05/01/2054		2,420	2,762
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		22,133	23,092
British Airways Pass-Through Trust
3.300% due 06/15/2034		456	432
4.250% due 05/15/2034		1,944	1,899
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.500% due 01/15/2028		100	99
Broadcom, Inc.
3.187% due 11/15/2036		11,924	10,180
4.926% due 05/15/2037		8,978	8,958
Builders FirstSource, Inc.
4.250% due 02/01/2032		6,263	5,895
5.000% due 03/01/2030		2,900	2,873
Camelot Finance SA 4.500% due 11/01/2026		224	223
Carnival Corp.
4.000% due 08/01/2028		14,284	14,089
5.125% due 05/01/2029 (a)		1,300	1,300
Carvana Co. (9.000% Cash) 9.000% due 06/01/2030		4,000	4,188
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		17,117	16,000
5.100% due 03/01/2030		14,280	14,537
5.550% due 08/22/2034		5,257	5,393
Centene Corp.
2.500% due 03/01/2031		16,458	14,187
3.000% due 10/15/2030		17,368	15,530
Cerdia Finanz GmbH 9.375% due 10/03/2031		3,400	3,608
CGI, Inc. 1.450% due 09/14/2026		400	390
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029		1,000	930
2.800% due 04/01/2031		100	90
3.850% due 04/01/2061		15,546	9,697
3.950% due 06/30/2062		1,850	1,171
Chord Energy Corp.
6.000% due 10/01/2030		9,500	9,440
6.750% due 03/15/2033		6,862	6,957
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		10,927	9,895
9.750% due 01/15/2034		8,193	8,404
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		15,575	15,989
CMA CGM SA
5.000% due 01/15/2031	EUR	1,500	1,794
5.500% due 07/15/2029		1,000	1,223
Cogent Communications Group LLC/Cogent Finance, Inc. 6.500% due 07/01/2032		$15,647	15,220
Conagra Brands, Inc.
5.000% due 08/01/2030		1,075	1,086
5.750% due 08/01/2035		11,010	11,216
CoreWeave, Inc. 9.000% due 02/01/2031		11,040	11,328
Coterra Energy, Inc. 5.400% due 02/15/2035		2,000	2,019
Coty, Inc. 5.000% due 04/15/2026		57	57

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,110	1,059
CVS Health Corp. 4.300% due 03/25/2028		630	631
Dcli Bidco LLC 7.750% due 11/15/2029		5,000	5,204
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,402	1,343
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030		8,787	9,318
Diamondback Energy, Inc. 5.550% due 04/01/2035		9,000	9,244
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		2,200	2,241
Elevance Health, Inc. 4.750% due 02/15/2030		3,000	3,052
Embraer Netherlands Finance BV 5.980% due 02/11/2035		6,500	6,900
Enbridge, Inc. 5.700% due 03/08/2033		13,387	14,093
Energy Transfer LP
3.750% due 05/15/2030		1,736	1,686
5.200% due 04/01/2030		5,000	5,158
5.600% due 09/01/2034		3,300	3,388
5.700% due 04/01/2035		5,019	5,185
6.550% due 12/01/2033		1,594	1,744
Eni SpA 5.500% due 05/15/2034		14,140	14,553
Entergy Louisiana LLC
4.000% due 03/15/2033		713	685
5.350% due 03/15/2034		625	649
EQT Corp.
4.500% due 01/15/2029		2,746	2,747
4.750% due 01/15/2031		7,624	7,611
Essent Group Ltd. 6.250% due 07/01/2029		10,278	10,773
Expand Energy Corp. 5.700% due 01/15/2035		15,095	15,526
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029		1,700	1,618
Fiserv Funding ULC 3.500% due 06/15/2032	EUR	5,000	5,862
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		$7,787	7,169
Flora Food Management BV 6.875% due 07/02/2029	EUR	3,000	3,528
Flutter Treasury DAC 5.875% due 06/04/2031		$19,823	20,134
Ford Motor Co. 3.250% due 02/12/2032		185	162
Gartner, Inc. 3.750% due 10/01/2030		42,335	39,992
Global Medical Response, Inc. 7.375% due 10/01/2032		3,600	3,708
Global Payments, Inc. 1.200% due 03/01/2026		300	296
goeasy Ltd.
6.875% due 05/15/2030		3,918	3,901
7.625% due 07/01/2029		7,292	7,395
9.250% due 12/01/2028		3,463	3,617
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		3,500	3,679
HCA, Inc.
3.625% due 03/15/2032		14,810	13,898
4.625% due 03/15/2052		4,214	3,482
5.500% due 03/01/2032		5,433	5,663
5.750% due 03/01/2035		18,749	19,611
Hologic, Inc. 3.250% due 02/15/2029		14,717	14,224
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034		6,597	6,730
Howmet Aerospace, Inc. 6.750% due 01/15/2028		60	64
Insulet Corp. 6.500% due 04/01/2033		9,591	9,980
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	5,300	6,281
Inversion Escrow Issuer LLC 6.750% due 08/01/2032		$800	789
IPD 3 BV 5.389% due 06/15/2031 •	EUR	1,000	1,179
IQVIA, Inc.
6.250% due 02/01/2029		$6,239	6,573
6.250% due 06/01/2032		4,269	4,394
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		11,417	11,590

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,562	1,387
4.000% due 05/15/2034		1,010	952
Kioxia Holdings Corp.
0.000% due 07/24/2030		3,412	3,484
0.000% due 07/24/2033		11,251	11,579
Kodiak Gas Services LLC
6.500% due 10/01/2033		1,600	1,630
6.750% due 10/01/2035		300	308
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		6,200	6,150
Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,778
3.900% due 08/08/2029		6,181	5,983
LifePoint Health, Inc. 11.000% due 10/15/2030		775	855
Lithia Motors, Inc. 5.500% due 10/01/2030		1,500	1,499
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		10,812	10,576
Manuchar Group SARL 7.014% due 07/07/2032 •	EUR	5,000	5,805
Marriott International, Inc. 5.100% due 04/15/2032		$10,955	11,248
Marvell Technology, Inc.
4.750% due 07/15/2030		400	405
5.450% due 07/15/2035		500	516
5.750% due 02/15/2029		1,500	1,565
Matador Resources Co. 6.250% due 04/15/2033		1,000	1,007
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027		425	430
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029		2,862	2,938
MPLX LP 1.750% due 03/01/2026		460	455
National Football League
4.780% due 10/05/2030 «(g)		1,000	1,003
5.480% due 10/05/2028 «(g)		1,600	1,643
National Fuel Gas Co.
5.500% due 03/15/2030		1,000	1,034
5.950% due 03/15/2035		3,000	3,132
NetApp, Inc. 5.500% due 03/17/2032		9,004	9,373
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		2,500	1,775
Nidda Healthcare Holding GmbH 5.625% due 02/21/2030	EUR	2,000	2,419
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		$300	295
Noble Finance II LLC 8.000% due 04/15/2030		5,734	5,939
Novelis Corp. 6.875% due 01/30/2030		1,700	1,764
Novelis Sheet Ingot GmbH 3.375% due 04/15/2029	EUR	1,300	1,490
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026		$245	244
Occidental Petroleum Corp.
5.375% due 01/01/2032		3,000	3,053
6.450% due 09/15/2036		2,369	2,519
8.875% due 07/15/2030		625	723
Olympus Water U.S. Holding Corp. 9.750% due 11/15/2028		100	105
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		9,606	9,289
6.750% due 05/15/2034		1,980	1,901
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032		2,950	2,869
Permian Resources Operating LLC 6.250% due 02/01/2033		3,100	3,160
Petroleos Mexicanos 7.690% due 01/23/2050		12,350	11,237
Post Holdings, Inc. 4.625% due 04/15/2030		12,464	12,030
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		1,500	1,562
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029		12,441	12,085
Qnity Electronics, Inc.
5.750% due 08/15/2032		2,700	2,724
6.250% due 08/15/2033		400	409
Quikrete Holdings, Inc.
6.375% due 03/01/2032		5,676	5,884
6.750% due 03/01/2033		5,068	5,273

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

QXO Building Products, Inc. 6.750% due 04/30/2032	8,451	8,771
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	660	694
Rand Parent LLC 8.500% due 02/15/2030	5,995	6,235
Rollins, Inc. 5.250% due 02/24/2035	15,261	15,541
Rolls-Royce PLC 5.750% due 10/15/2027	3,425	3,519
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	13,774	14,045
Santos Finance Ltd. 6.875% due 09/19/2033	10,788	11,878
Seadrill Finance Ltd. 8.375% due 08/01/2030	4,050	4,208
Seagate Data Storage Technology Pte. Ltd.
8.250% due 12/15/2029	260	276
9.625% due 12/01/2032	3,700	4,194
Snam SpA 5.750% due 05/28/2035	12,784	13,267
Snap, Inc. 6.875% due 03/01/2033	25,188	25,772
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	250	264
9.750% due 11/15/2030	300	330
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	660	616
4.100% due 10/01/2029	3,793	3,604
Star Parent, Inc. 9.000% due 10/01/2030	1,257	1,330
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	13,315	14,032
Stryker Corp. 1.950% due 06/15/2030	1,000	904
Sunoco LP 5.625% due 03/15/2031	1,600	1,589
Synopsys, Inc.
4.650% due 04/01/2028	2,000	2,023
4.850% due 04/01/2030	4,000	4,076
5.000% due 04/01/2032	8,844	9,041
T-Mobile USA, Inc.
3.750% due 04/15/2027	555	552
3.875% due 04/15/2030	1,440	1,412
TGS ASA 8.500% due 01/15/2030	3,994	4,118
Tidewater, Inc. 9.125% due 07/15/2030	1,783	1,913
Time Warner Cable LLC 4.500% due 09/15/2042	4,504	3,621
TopBuild Corp.
3.625% due 03/15/2029	5,000	4,798
4.125% due 02/15/2032	6,190	5,807
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	12,311	12,071
TransDigm, Inc.
6.250% due 01/31/2034	300	309
6.750% due 01/31/2034	4,300	4,449
7.125% due 12/01/2031	325	339
Transocean Aquila Ltd. 8.000% due 09/30/2028	181	186
Transocean International Ltd. 7.875% due 10/15/2032 (a)	400	404
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	150	154
U.S. Foods, Inc. 4.750% due 02/15/2029	215	212
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,906	1,752
3.500% due 09/01/2031	887	853
5.450% due 08/15/2038	4,830	4,985
5.875% due 04/15/2029	2,656	2,732
United Airlines, Inc. 4.625% due 04/15/2029	3,195	3,149
Univision Communications, Inc.
8.500% due 07/31/2031	10,208	10,550
9.375% due 08/01/2032	1,200	1,280
Valaris Ltd. 8.375% due 04/30/2030	6,690	6,948
Vale Overseas Ltd. 6.400% due 06/28/2054	200	206
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033	9,585	8,643
Venture Global LNG, Inc.
7.000% due 01/15/2030	21,039	21,786
8.375% due 06/01/2031	10,792	11,339

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		10,066	10,602
6.750% due 01/15/2036		23,793	25,287
Viking Cruises Ltd. 9.125% due 07/15/2031		3,675	3,947
Viper Energy Partners LLC
4.900% due 08/01/2030		300	302
5.700% due 08/01/2035		500	509
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,085	1,361
Viridien 10.000% due 10/15/2030		$4,000	4,115
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		20,125	18,673
5.625% due 04/15/2032	EUR	10,000	12,080
7.750% due 04/15/2032		$6,200	6,522
VMware LLC
1.400% due 08/15/2026		60	59
2.200% due 08/15/2031		13,532	11,940
VOC Escrow Ltd. 5.000% due 02/15/2028		705	704
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		5,000	5,044
5.050% due 03/27/2028		5,000	5,066
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		10,625	9,748
5.050% due 03/15/2042		4,600	3,675
Wayfair LLC
7.250% due 10/31/2029		7,207	7,449
7.750% due 09/15/2030		285	300
WBI Operating LLC 6.250% due 10/15/2030 (a)		1,200	1,202
Weatherford International Ltd. 6.750% due 10/15/2033 (a)		3,000	3,004
Weir Group, Inc. 5.350% due 05/06/2030		17,120	17,617
Western Digital Corp.
2.850% due 02/01/2029		2,535	2,386
4.750% due 02/15/2026		32	32
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026		60	60
Woodside Finance Ltd. 5.100% due 09/12/2034		4,000	3,971
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		345	345
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/2031		393	423
Yinson Bergenia Production BV 8.498% due 01/31/2045		9,808	10,539
Yinson Boronia Production BV 8.947% due 07/31/2042		4,709	5,249
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,050	846

			1,437,879

UTILITIES 2.9%
AES Corp.
5.450% due 06/01/2028		310	318
5.800% due 03/15/2032		12,273	12,713
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		2,500	2,609
AT&T, Inc. 1.650% due 02/01/2028		1,380	1,307
Boston Gas Co. 5.843% due 01/10/2035		16,076	16,970
Calpine Corp. 4.500% due 02/15/2028		1,785	1,779
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		4,399	4,549
5.672% due 10/20/2035		7,000	7,227
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033		2,300	2,407
ContourGlobal Power Holdings SA 6.750% due 02/28/2030		7,898	8,214
DTE Energy Co. 5.200% due 04/01/2030		6,000	6,185
Edison International 6.250% due 03/15/2030		11,000	11,444
Electricite de France SA
4.875% due 09/21/2038		13,749	12,993
5.750% due 01/13/2035		8,043	8,359
9.125% due 03/15/2033 •(e)		120	139
Evergy Kansas Central, Inc. 4.700% due 03/13/2028		4,200	4,254

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041	5,369	5,741
FirstEnergy Corp. 3.400% due 03/01/2050	6,608	4,624
FORESEA Holding SA 7.500% due 06/15/2030	3,200	3,135
Genesis Energy LP/Genesis Energy Finance Corp. 8.250% due 01/15/2029	3,600	3,757
NRG Energy, Inc. 4.734% due 10/15/2030 (a)	15,000	15,005
ONEOK, Inc. 5.200% due 07/15/2048	1,111	994
Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	9,038
3.300% due 12/01/2027	6,400	6,265
4.550% due 07/01/2030	365	363
5.050% due 10/15/2032 (a)	4,200	4,192
5.700% due 03/01/2035	12,338	12,648
5.800% due 05/15/2034	8,238	8,541
6.000% due 08/15/2035	1,924	2,015
6.100% due 01/15/2029	4,000	4,186
6.950% due 03/15/2034	750	833
Puget Energy, Inc. 5.725% due 03/15/2035	6,500	6,716
San Diego Gas & Electric Co. 5.400% due 04/15/2035	5,500	5,683
Southern California Edison Co.
5.200% due 06/01/2034	3,000	2,984
5.875% due 12/01/2053	1,742	1,684
Southern Gas Corridor CJSC 6.875% due 03/24/2026	8,000	8,100
Sprint Capital Corp. 6.875% due 11/15/2028	600	645
System Energy Resources, Inc. 5.300% due 12/15/2034	20,852	21,002
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	2,900	3,071

		232,689

Total Corporate Bonds & Notes (Cost $2,248,285)		2,300,357

MUNICIPAL BONDS & NOTES 0.0%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	3,000	3,149

CALIFORNIA 0.0%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038	155	157
California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051	215	150

		307

Total Municipal Bonds & Notes (Cost $3,313)		3,456

U.S. GOVERNMENT AGENCIES 53.5%
Federal Home Loan Mortgage Corp.
6.000% due 10/01/2053	136	140
6.500% due 09/01/2054 - 03/01/2055	9,682	10,013
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.872% due 07/25/2054 ~	29,683	28,246
Federal Home Loan Mortgage Corp. REMICS
5.256% due 11/25/2054 •	20,706	20,733
5.556% due 02/25/2055 •	9,023	9,072
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.456% due 01/25/2042 •	6,000	6,368
12.156% due 11/25/2041 •	12,648	13,413
Federal National Mortgage Association 6.500% due 11/01/2054 - 03/01/2055	19,918	20,610
Federal National Mortgage Association Connecticut Avenue Securities Trust
11.356% due 04/25/2042 •	5,800	6,233
13.856% due 03/25/2042 •	2,000	2,205
14.206% due 03/25/2042 •	5,000	5,542
Government National Mortgage Association 7.000% due 06/20/2055	1,995	2,022
Government National Mortgage Association, TBA 3.000% due 11/01/2055	28,300	25,268
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	48,400	42,522
4.000% due 11/01/2055	46,600	43,914
4.500% due 11/01/2055 - 12/01/2055	665,325	645,088
5.000% due 11/01/2055 - 12/01/2055	581,000	575,880

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.000% due 11/01/2055		1,347,978	1,376,920
6.500% due 11/01/2055 - 12/01/2055		1,465,950	1,515,977

Total U.S. Government Agencies (Cost $4,353,888)			4,350,166

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
2.375% due 11/15/2049		156,000	102,113
3.125% due 05/15/2048 (j)		116,700	90,018
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (j)		1,618	1,617
1.875% due 07/15/2034		100,984	102,493
2.125% due 04/15/2029 (j)		97,608	100,775

Total U.S. Treasury Obligations (Cost $389,987)			397,016

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
ACRA Trust 5.608% due 10/25/2064 þ		4,901	4,933
AG Trust 6.166% due 07/15/2041 •		7,365	7,402
American Home Mortgage Assets Trust 5.073% due 11/25/2046 •		501	122
American Home Mortgage Investment Trust 6.000% due 02/25/2045 þ		7,500	6,686
Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,066	2,057
4.846% due 07/25/2062 þ		8,500	8,484
5.410% due 07/25/2070 þ		2,081	2,097
5.985% due 01/25/2069 þ		1,493	1,509
6.197% due 01/25/2069 þ		2,832	2,869
6.500% due 12/25/2067 þ		656	663
ATLX Trust
3.850% due 04/25/2063 þ		5,530	5,338
3.850% due 04/25/2064 þ		5,787	5,621
Avon Finance 4.886% due 12/28/2049 •	GBP	667	900
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 ~		$2,790	2,264
Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,914	1,042
6.359% due 10/25/2036 þ		5,137	1,365
BBCMS Mortgage Trust
5.137% due 12/15/2057		5,000	5,134
5.609% due 12/15/2057		5,000	5,220
Bear Stearns Mortgage Funding Trust 4.692% due 07/25/2036 •		725	668
Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,302
3.944% due 07/15/2051		1,300	1,296
BINOM Securitization Trust 4.441% due 08/25/2057 ~		5,156	5,028
BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,240
5.153% due 12/15/2057		5,000	5,129
5.462% due 02/15/2057		2,400	2,471
5.566% due 11/15/2057 ~		10,000	10,395
5.625% due 12/15/2057 ~		5,700	5,945
5.857% due 02/15/2057		9,600	10,059
BX Commercial Mortgage Trust 5.163% due 02/15/2039 •		109	109
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		953	867
3.250% due 09/25/2063 ~		18,967	17,213
3.250% due 03/25/2064 ~		3,517	3,164
3.250% due 08/25/2064 ~		4,522	4,058
3.250% due 09/25/2064 ~		7,903	7,103
3.375% due 12/25/2064 ~		12,976	11,769
3.375% due 04/25/2065 ~		982	892
CIM Trust
3.250% due 10/25/2058 ~		1,030	945
4.750% due 06/25/2064 ~		3,848	3,824
5.000% due 02/25/2099 þ		11,680	11,625
6.639% due 12/25/2067 þ		328	330
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		3,474	3,527
6.421% due 05/25/2069 þ		1,570	1,596
COMM Mortgage Trust 3.140% due 10/10/2036		1,900	1,792
Cross Mortgage Trust
5.181% due 07/25/2070 ~		5,231	5,249
5.549% due 12/25/2069 ~		4,624	4,661
6.093% due 04/25/2069 þ		671	679
6.147% due 07/25/2069 þ		3,077	3,118
6.272% due 06/25/2069 þ		4,160	4,218
6.615% due 03/25/2068 þ		273	275

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

CSAB Mortgage-Backed Trust 6.220% due 09/25/2036 þ		5,786	1,603
CSMC Trust
1.115% due 01/25/2060 ~		2,644	2,254
2.000% due 01/25/2060 ~		9,301	8,443
3.650% due 07/25/2058 ~		526	518
3.952% due 09/25/2057 ~		1,000	950
4.408% due 08/01/2057 ~		906	892
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	518
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.572% due 09/25/2047 •		5,888	5,093
4.752% due 12/25/2036 •		24,563	5,085
Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		1,000	1,002
5.522% due 01/26/2060 þ		4,873	4,916
5.655% due 02/25/2060 þ		12,854	12,997
5.726% due 01/25/2060 þ		6,303	6,384
GCAT Trust
4.250% due 05/25/2067 ~		2,687	2,576
6.007% due 01/25/2059 þ		613	619
6.085% due 06/25/2059 þ		1,818	1,841
GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,334
5.520% due 12/15/2036 •		6,270	6,265
GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		5,451	5,337
4.100% due 07/25/2065 þ		981	956
5.648% due 06/25/2065 ~		22,973	23,173
GSR Mortgage Loan Trust 4.852% due 08/25/2046 •		21,271	4,592
HarborView Mortgage Loan Trust
4.868% due 11/19/2035 •		1,385	897
4.930% due 06/20/2035 •		4,864	4,674
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •		2,831	2,792
5.248% due 02/15/2035 •		823	817
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,553	1,527
5.250% due 11/25/2063 ~		383	385
5.990% due 07/25/2064 ~		798	807
JP Morgan Seasoned Mortgage Trust
3.692% due 01/25/2063 ~		963	907
4.415% due 01/25/2063 ~		1,850	1,782
Lehman Mortgage Trust 4.772% due 10/25/2036 •		12,618	3,191
Lehman XS Trust
4.652% due 12/25/2036 •		1,633	1,319
4.792% due 02/25/2046 •		9,186	8,286
5.212% due 09/25/2047 •		8,274	7,440
Merrill Lynch Alternative Note Asset Trust 4.692% due 04/25/2037 •		760	607
Merrion Square Residential DAC 3.008% due 03/24/2081 •	EUR	8,077	9,502
MF1 Trust 5.220% due 12/15/2034 •		$3,790	3,790
MFA Trust
4.250% due 02/25/2066 ~		1,747	1,680
6.105% due 12/25/2068 þ		1,712	1,728
6.775% due 10/25/2058 þ		959	971
Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,299
3.250% due 01/25/2061 ~		3,002	2,684
3.250% due 10/25/2069 ~		3,689	3,608
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		7,454	7,286
5.443% due 07/25/2070 þ		1,490	1,502
New Orleans Hotel Trust 5.187% due 04/15/2032 •		9,793	9,737
NLT Trust 3.200% due 10/25/2062 ~		3,096	2,826
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.654% due 01/25/2036 ~		4,689	1,333
5.978% due 08/25/2036 ~		9,161	2,384
6.757% due 06/25/2036 þ		10,311	2,660
Nomura Resecuritization Trust 1.060% due 10/26/2036 •		3,263	2,925
NYMT Loan Trust
3.750% due 02/25/2068 ~		845	786
3.750% due 11/25/2069 ~		979	941
5.379% due 06/25/2069 ~		5,735	5,762
OBX Trust
3.631% due 03/25/2053 ~		1,109	1,093
3.688% due 04/25/2053 ~		1,479	1,458
4.700% due 07/25/2062 þ		4,738	4,735
5.110% due 08/25/2062 þ		7,690	7,687

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.878% due 12/25/2063 þ	6,628	6,687
6.233% due 05/25/2064 þ	2,397	2,432
6.465% due 10/25/2063 þ	624	631
6.520% due 07/25/2063 þ	286	288
6.567% due 06/25/2063 þ	302	304
6.844% due 04/25/2063 þ	719	728
7.159% due 10/25/2063 þ	1,218	1,240
Oceanview Mortgage Trust 5.298% due 05/25/2055 •	1,395	1,399
OPEN Trust 7.239% due 11/15/2040 •	46	46
PMT Loan Trust 5.706% due 08/25/2056 •	693	695
PRET LLC
5.249% due 10/25/2055 «	4,300	4,298
5.963% due 11/25/2054 þ	7,910	7,924
PRET Trust
4.000% due 08/25/2064 þ	4,554	4,416
4.000% due 03/25/2065 «þ	3,100	3,017
4.000% due 07/25/2069 þ	1,877	1,825
4.075% due 06/25/2064 ~	3,399	3,265
4.150% due 04/25/2065 þ	3,298	3,202
PRKCM Trust
6.431% due 05/25/2059 þ	1,758	1,786
6.584% due 09/25/2058 þ	625	631
7.225% due 11/25/2058 þ	654	665
PRPM LLC
3.750% due 03/25/2054 þ	789	774
3.750% due 04/25/2055 þ	11,557	11,263
4.000% due 11/25/2053 þ	851	842
4.000% due 01/25/2054 þ	1,520	1,499
4.000% due 05/25/2054 þ	705	697
4.000% due 07/25/2054 þ	723	713
4.000% due 08/25/2054 þ	1,436	1,416
4.000% due 11/25/2054 þ	7,235	7,080
4.000% due 10/25/2064 þ	1,616	1,587
4.200% due 12/25/2064 þ	2,418	2,388
4.500% due 02/25/2055 þ	1,789	1,778
4.500% due 08/25/2055 þ	487	483
5.250% due 07/25/2055 þ	931	938
5.503% due 08/25/2030 þ	1,395	1,398
5.699% due 11/25/2029 þ	1,711	1,714
5.729% due 07/25/2030 þ	985	986
5.774% due 08/25/2028 þ	952	954
5.870% due 11/25/2029 þ	7,939	7,948
5.897% due 12/25/2029 þ	8,308	8,308
6.179% due 06/25/2030 þ	971	974
6.255% due 05/25/2030 þ	5,590	5,607
6.469% due 05/25/2030 þ	8,386	8,423
PRPM Trust
5.674% due 12/26/2069 þ	5,720	5,770
5.802% due 11/25/2069 þ	14,882	15,051
6.221% due 11/25/2068 þ	1,468	1,484
6.250% due 08/25/2068 þ	692	697
6.265% due 12/25/2068 þ	2,845	2,879
6.327% due 06/25/2069 þ	2,518	2,576
RALI Trust 6.500% due 09/25/2037	5,109	4,272
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	6,986	7,007
5.472% due 06/25/2055 þ	6,993	7,069
5.553% due 03/25/2055 þ	23,095	23,385
5.582% due 12/25/2044 þ	12,994	13,142
5.653% due 01/25/2045 þ	16,356	16,560
5.846% due 08/25/2044 þ	5,162	5,220
Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ	1,803	1,816
5.732% due 02/25/2065 þ	13,281	13,421
Sequoia Mortgage Trust
4.442% due 11/25/2063 ~	14,456	14,564
5.069% due 10/25/2055 ~	500	503
SMRT Commercial Mortgage Trust 5.151% due 01/15/2039 •	1,500	1,499
Tib Finance PLC 7.111% due 11/15/2034 «(g)	2,200	2,198
Towd Point Mortgage Trust
1.750% due 10/25/2060	946	864
2.900% due 10/25/2059 ~	855	822
3.750% due 04/25/2057 ~	1,500	1,483
3.750% due 09/25/2062	7,303	7,024
4.089% due 04/25/2055 ~	7,500	7,345
4.541% due 10/27/2064 ~	19,585	19,635
4.562% due 10/25/2064 ~	17,249	17,380
5.272% due 10/25/2048 •	553	554
5.725% due 11/25/2064 þ	8,827	8,911

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Trinity Square PLC 5.369% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,000	1,347
Verus Securitization Trust
5.218% due 09/25/2069 ~		$6,644	6,651
5.402% due 05/25/2065 þ		963	972
5.811% due 05/25/2068 þ		1,130	1,134
5.999% due 02/25/2068 þ		723	724
6.116% due 03/25/2069 þ		9,255	9,370
6.192% due 06/25/2069 þ		4,295	4,357
6.193% due 03/25/2068 þ		276	277
6.218% due 06/25/2069 þ		4,182	4,242
6.259% due 12/25/2068 þ		5,536	5,600
6.338% due 04/25/2069 þ		2,536	2,573
6.443% due 08/25/2068 þ		737	743
6.665% due 09/25/2068 þ		735	744
6.876% due 11/25/2068 ~		1,082	1,100
7.070% due 10/25/2068 þ		612	622
Visio Trust 6.598% due 10/25/2058 þ		731	737
WaMu Mortgage Pass-Through Certificates Trust
4.936% due 01/25/2036 ~		4,500	4,337
5.132% due 10/25/2045 •		1,830	1,808
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,319
3.640% due 12/15/2059		500	494
5.439% due 11/15/2057		10,000	10,347
5.693% due 10/15/2042 «•(a)		1,500	1,496
5.793% due 07/15/2037 •		900	903
5.920% due 11/15/2057 ~		10,000	10,538
WSTN Trust 6.518% due 07/05/2037 ~		400	408

Total Non-Agency Mortgage-Backed Securities (Cost $809,505)			819,632

ASSET-BACKED SECURITIES 31.5%
AUTOMOBILE ABS OTHER 4.5%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033		929	932
6.315% due 05/17/2032		271	275
Arivo Acceptance Auto Loan Receivables Trust 5.110% due 11/17/2031		5,000	5,017
Bridgecrest Lending Auto Securitization Trust 5.170% due 03/17/2031		15,000	15,171
CarMax Select Receivables Trust
4.350% due 07/15/2030		7,000	6,992
5.010% due 09/16/2030		10,000	10,141
Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	6,015
4.900% due 12/10/2030		6,000	6,024
5.820% due 09/10/2030		3,750	3,821
Consumer Portfolio Services Auto Trust
4.790% due 11/15/2029		3,500	3,523
5.120% due 07/15/2031		3,300	3,331
CPS Auto Receivables Trust
4.650% due 03/15/2029		5,300	5,313
4.710% due 12/17/2029		3,400	3,423
4.760% due 01/15/2031		7,000	7,015
4.910% due 10/15/2031		10,600	10,632
5.740% due 04/15/2030		1,500	1,517
Drive Auto Receivables Trust
4.520% due 07/16/2029		6,000	6,022
4.670% due 05/17/2032		6,000	6,028
4.990% due 09/15/2032		13,300	13,442
Exeter Automobile Receivables Trust
4.400% due 05/15/2030		5,400	5,424
4.480% due 04/16/2029		8,000	8,013
4.640% due 01/15/2030		8,000	8,022
4.920% due 09/17/2029		20,000	20,203
5.090% due 10/15/2031		21,500	21,783
5.160% due 07/15/2031		20,000	20,259
5.410% due 05/15/2030		1,500	1,519
Foursight Capital Automobile Receivables Trust 5.550% due 05/15/2029		1,000	1,011
GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030		13,000	13,056
4.970% due 10/15/2029		20,000	20,220
5.080% due 01/16/2029		2,800	2,825
5.110% due 01/15/2031		17,900	18,119
5.210% due 02/18/2031		6,000	6,076
GLS Auto Select Receivables Trust
4.500% due 11/15/2030		630	633
5.640% due 06/17/2030		3,250	3,330
5.640% due 08/15/2030		800	820
5.920% due 08/15/2030		1,000	1,033

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Santander Drive Auto Receivables Trust
4.490% due 09/15/2031		15,100	15,201
4.680% due 09/15/2031		10,800	10,871
4.870% due 05/15/2031		20,000	20,203
5.060% due 05/15/2031		20,000	20,286
5.450% due 03/15/2030		1,295	1,313
6.400% due 03/17/2031		500	517
6.430% due 02/18/2031		500	520
Westlake Automobile Receivables Trust 4.630% due 01/15/2031		3,100	3,118
World Omni Select Auto Trust 5.180% due 06/17/2030		27,020	27,362

			366,371

AUTOMOBILE SEQUENTIAL 2.8%
Ally Bank Auto Credit-Linked Notes 4.452% due 06/15/2033		13,940	13,978
American Credit Acceptance Receivables Trust 4.730% due 01/12/2029		471	472
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029		500	501
Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	504
5.360% due 06/20/2030		2,000	2,072
5.900% due 08/21/2028		1,200	1,234
Bridgecrest Lending Auto Securitization Trust 4.730% due 02/15/2028		500	501
CarMax Select Receivables Trust
4.190% due 03/15/2029		1,600	1,601
4.770% due 09/17/2029		10,000	10,098
Carvana Auto Receivables Trust 5.050% due 04/10/2029		500	503
CPS Auto Receivables Trust 4.710% due 03/15/2029		530	532
Drive Auto Receivables Trust
4.140% due 09/15/2032		2,000	2,001
4.290% due 10/16/2028		3,100	3,101
4.730% due 09/15/2032		30,000	30,225
Exeter Automobile Receivables Trust
4.390% due 09/17/2029		10,000	10,044
4.530% due 03/15/2028		1,000	1,001
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029		500	502
FCCU Auto Receivables Trust 5.460% due 04/15/2030		1,000	1,024
FHF Issuer Trust
4.920% due 02/15/2031		18,628	18,601
4.940% due 11/15/2030		5,746	5,741
5.690% due 02/15/2030		1,628	1,643
5.890% due 06/15/2030		2,094	2,115
Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,239
5.053% due 07/15/2028		2,328	1,697
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		$634	637
GLS Auto Receivables Issuer Trust
4.440% due 03/15/2029		9,300	9,343
4.520% due 07/17/2028		3,000	3,007
4.750% due 01/16/2029		19,000	19,141
GLS Auto Select Receivables Trust 4.460% due 10/15/2030		500	503
Lendbuzz Securitization Trust
4.970% due 10/15/2029		3,740	3,744
5.100% due 10/15/2030		11,306	11,323
7.090% due 10/16/2028		767	780
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029		4,000	4,036
Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026		500	500
5.124% due 04/25/2034		500	502
7.130% due 01/26/2032		467	468
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032		1,210	1,221
Santander Drive Auto Receivables Trust 4.630% due 10/16/2028		3,100	3,110
SBNA Auto Lease Trust 5.560% due 11/22/2027		2,180	2,195
SCCU Auto Receivables Trust
4.570% due 01/15/2031		3,000	3,024
4.670% due 11/15/2028		500	502
Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028		6,100	6,106
4.270% due 11/20/2028		25,000	25,029
Veros Auto Receivables Trust
5.310% due 09/15/2028		18,077	18,146

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.280% due 11/15/2027	481	483
Westlake Automobile Receivables Trust
4.510% due 05/15/2029	2,300	2,317
4.660% due 09/15/2028	2,100	2,107

		230,154

CMBS OTHER 0.9%
ACRES LLC 5.755% due 08/18/2040 •	2,200	2,207
AREIT Trust 6.255% due 08/17/2041 •	441	441
Greystone CRE Notes LLC 5.631% due 01/15/2043 •	50,000	50,131
KREF Ltd. 5.584% due 02/17/2039 •	558	559
LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	146	146
5.931% due 01/17/2037 •	624	626
MF1 LLC
5.586% due 02/18/2043 •	4,400	4,409
5.871% due 03/19/2039 •	2,000	2,009
PFP Ltd. 6.050% due 09/17/2039 •	12,677	12,706

		73,234

HOME EQUITY OTHER 4.0%
Accredited Mortgage Loan Trust 4.712% due 12/25/2035 •	12,262	11,671
ACE Securities Corp. Home Equity Loan Trust
4.632% due 07/25/2037 •	28,704	6,629
4.792% due 07/25/2036 •	8,418	6,992
6.522% due 08/25/2045 •	7,382	6,643
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.217% due 07/25/2035 •	44	44
5.322% due 08/25/2035 •	734	728
6.072% due 09/25/2034 •	3,414	2,846
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.732% due 01/25/2036 •	347	334
Asset-Backed Securities Corp. Home Equity Loan Trust
4.270% due 11/25/2035 •	5,283	4,689
6.297% due 05/25/2035 •	2,778	2,455
Bear Stearns Asset-Backed Securities I Trust
4.658% due 12/25/2035 •	11,588	11,416
4.873% due 12/25/2035 •	9,887	9,779
4.972% due 04/25/2037 •	6,733	6,487
5.292% due 03/25/2035 •	899	902
BNC Mortgage Loan Trust 5.772% due 11/25/2037 •	12,673	9,023
Chase Funding Trust 4.732% due 12/25/2033 •	848	846
CIT Mortgage Loan Trust 6.897% due 10/25/2037 •	30,849	30,622
Citicorp Residential Mortgage Trust 4.416% due 07/25/2036 þ	7,347	7,120
Citigroup Mortgage Loan Trust, Inc. 7.581% due 10/25/2036 þ	1,642	954
Countrywide Asset-Backed Certificates 6.447% due 12/25/2034 •	3,471	3,255
Countrywide Asset-Backed Certificates Trust
3.943% due 12/25/2034 •	798	739
4.752% due 03/25/2047 •	6,413	6,110
4.912% due 09/25/2047 •	11,025	9,489
5.456% due 07/25/2035 ~	203	202
6.147% due 07/25/2035 •	5,163	5,113
Equifirst Loan Securitization Trust 4.792% due 04/25/2037 •	5,000	4,037
Fieldstone Mortgage Investment Trust 4.917% due 02/25/2036 •	2,114	1,865
Fremont Home Loan Trust 4.572% due 08/25/2036 •	8,101	3,313
GSAA Home Equity Trust
4.372% due 05/25/2037 •	7,899	2,755
5.069% due 09/25/2035 ~	404	268
6.158% due 09/25/2035 þ	2,967	1,967
GSAMP Trust
4.412% due 01/25/2037 •	9,540	5,932
4.452% due 06/25/2036 •	813	450
4.767% due 03/25/2046 •	3,000	2,792
4.842% due 02/25/2036 •	2,325	2,408
5.007% due 09/25/2035 •	1,240	1,231
5.367% due 02/25/2035 •	5,437	5,227
HSI Asset Securitization Corp. Trust
4.532% due 12/25/2036 •	4,972	1,881
4.552% due 04/25/2037 •	17,705	11,582

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.632% due 04/25/2037 •	5,861	3,865
4.832% due 04/25/2037 •	4,161	2,747
IXIS Real Estate Capital Trust 4.872% due 03/25/2036 •	148	77
JP Morgan Mortgage Acquisition Trust 4.592% due 03/25/2037 •	1,500	1,385
Long Beach Mortgage Loan Trust 5.022% due 02/25/2034 •	1,166	1,163
MASTR Asset-Backed Securities Trust 4.372% due 08/25/2036 •	6,659	2,266
MASTR Specialized Loan Trust 6.672% due 01/25/2036 •	6,094	4,194
Merrill Lynch First Franklin Mortgage Loan Trust
4.532% due 06/25/2037 •	1,401	1,398
4.612% due 05/25/2037 •	3,978	2,890
4.772% due 06/25/2037 •	257	258
Merrill Lynch Mortgage Investors Trust 5.397% due 06/25/2035 •	3,668	3,873
Morgan Stanley ABS Capital I, Inc. Trust
4.892% due 12/25/2035 •	242	239
5.172% due 05/25/2034 •	5,870	5,685
5.367% due 01/25/2035 •	463	481
7.047% due 08/25/2034 •	550	476
New Century Home Equity Loan Trust
4.832% due 05/25/2036 •	1,500	1,418
5.157% due 05/25/2034 •	1,543	1,598
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.072% due 02/25/2037 •	1,185	329
NovaStar Mortgage Funding Trust 4.552% due 06/25/2036 •	207	189
RCKT Mortgage Trust
4.795% due 09/25/2055 «þ	2,100	2,096
5.344% due 09/25/2044 þ	3,857	3,873
6.141% due 04/25/2044 ~	3,124	3,164
6.147% due 06/25/2044 þ	7,355	7,459
Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,551
5.909% due 04/25/2037 þ	46,054	12,437
Residential Asset Securities Corporation Trust 6.297% due 03/25/2035 •	669	628
Saxon Asset Securities Trust
4.372% due 05/25/2047 •	286	211
4.512% due 01/25/2047 •	5,644	5,412
4.672% due 09/25/2047 •	6,297	5,895
4.767% due 03/25/2036 •	6,050	4,786
5.072% due 09/25/2047 •	10,000	7,866
Securitized Asset-Backed Receivables LLC Trust
4.532% due 01/25/2037 •	622	594
4.632% due 02/25/2037 •	15,075	13,176
4.692% due 03/25/2036 •	3,626	3,494
4.692% due 12/25/2036 •	3,453	1,702
5.232% due 10/25/2035 •	3,151	2,346
Soundview Home Loan Trust 4.792% due 02/25/2037 •	11,186	3,006
Structured Asset Investment Loan Trust 5.222% due 10/25/2033 •	1,483	1,510
Structured Asset Securities Corp. 4.364% due 02/25/2035 •	825	827
Structured Asset Securities Corp. Mortgage Loan Trust
4.677% due 01/25/2037 •	13,138	11,919
4.692% due 02/25/2037 •	275	271
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	1,188	1,195
6.125% due 02/25/2064 ~	1,939	1,960
Wells Fargo Home Equity Asset-Backed Securities Trust 5.262% due 04/25/2035 •	190	190

		324,895

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 3.927% due 11/25/2036 •	1,195	1,100

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	2,286	2,356

WHOLE LOAN COLLATERAL 2.2%
Citigroup Mortgage Loan Trust, Inc. 4.672% due 11/25/2046 •	349	345
First Franklin Mortgage Loan Trust 6.147% due 07/25/2034 •	262	264
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.037% due 11/25/2035 •	3,184	3,079

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

PRET LLC
5.391% due 08/25/2055 þ		988	990
5.657% due 08/25/2055 þ		978	982
5.732% due 08/25/2055 þ		969	972
5.744% due 06/25/2055 þ		961	966
5.851% due 12/25/2054 þ		12,909	12,939
5.925% due 10/25/2054 þ		15,876	15,905
5.926% due 10/25/2054 þ		7,137	7,158
5.963% due 09/25/2054 þ		6,140	6,148
6.244% due 05/25/2055 þ		29,166	29,409
6.368% due 04/25/2055 þ		29,020	29,246
Residential Asset Mortgage Products Trust 4.652% due 10/25/2036 •		17,558	16,376
Securitized Asset-Backed Receivables LLC Trust 4.512% due 11/25/2036 •		27,215	7,538
Specialty Underwriting & Residential Finance Trust 4.752% due 09/25/2037 •		2,276	1,592
VCAT LLC
5.877% due 01/25/2055 þ		9,168	9,195
5.889% due 02/25/2055 þ		13,994	14,020
5.977% due 01/25/2055 þ		16,129	16,168

			173,292

OTHER ABS 17.1%
37 Capital CLO 4 Ltd. 5.408% due 04/15/2035 •		5,200	5,204
522 Funding CLO Ltd. 5.519% due 10/23/2034 •		7,800	7,814
AASET MT-1 Ltd. 5.522% due 02/16/2050		14,730	14,913
AASET Trust 2.798% due 01/15/2047		5,630	5,313
ACHV ABS Trust
4.760% due 04/26/2032		2,542	2,552
5.010% due 12/26/2031		331	334
5.040% due 04/26/2032		1,733	1,741
5.070% due 10/27/2031		1,157	1,165
5.430% due 10/27/2031		1,919	1,938
5.450% due 12/26/2031		2,239	2,261
5.680% due 12/26/2031		1,902	1,922
5.900% due 04/25/2031		271	274
Affirm Master Trust
4.450% due 10/16/2034		1,200	1,199
4.670% due 07/15/2033		1,600	1,610
4.990% due 02/15/2033		30,000	30,257
AMMC CLO 24 Ltd. 5.525% due 01/20/2035 •		9,100	9,118
Anchorage Capital CLO 21 Ltd. 5.375% due 10/20/2034 •		20,000	20,019
Anchorage Capital CLO 28 Ltd. 6.025% due 04/20/2037 •		1,500	1,506
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		9,371	9,276
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		10,200	10,027
4.169% due 04/25/2038		2,000	1,941
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		2,400	2,333
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		2,000	1,923
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		2,000	1,914
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		2,600	2,609
5.702% due 10/22/2040		500	503
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		4,000	3,873
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		2,000	1,924
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		10,741	10,639
Apidos CLO XI Ltd. 5.520% due 04/17/2034 •		22,200	22,233
Aqua Finance Issuer Trust 4.790% due 05/17/2051		844	850
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	5,400	6,362
ARES LXV CLO Ltd. 5.278% due 07/25/2034 •		$1,300	1,305
Ares LXV CLO Ltd. 5.658% due 07/25/2034 •		500	503
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		2,700	2,703
ARES XXVII CLO Ltd. 5.464% due 10/28/2034 •		2,500	2,504

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Ascent Education Funding Trust 6.140% due 10/25/2050		1,647	1,689
Atlas Senior Loan Fund XVII Ltd. 5.385% due 10/20/2034 •		2,100	2,102
Bain Capital Credit CLO Ltd.
5.355% due 10/21/2034 •		18,200	18,219
5.379% due 07/24/2034 •		10,000	10,013
5.469% due 10/23/2034 •		6,000	6,007
5.482% due 04/22/2035 •		1,900	1,904
5.482% due 07/17/2035 •		1,300	1,305
5.525% due 10/20/2034 •		20,000	20,034
5.529% due 10/23/2034 •		8,700	8,720
5.548% due 07/16/2034 •		11,100	11,115
5.775% due 10/20/2034 •		1,000	1,000
5.798% due 07/16/2034 •		1,500	1,500
Bain Capital Euro CLO DAC 3.267% due 01/22/2038 •	EUR	3,900	4,593
Benefit Street Partners CLO XXII Ltd. 5.475% due 04/20/2035 •		$1,400	1,405
BHG Securitization Trust
4.820% due 04/17/2036		7,945	8,029
4.840% due 09/17/2036		985	993
5.170% due 09/17/2036		12,300	12,419
5.260% due 04/17/2036		12,237	12,381
5.550% due 04/17/2036		100	100
6.920% due 12/17/2036		119	124
Blackbird Capital II Aircraft Lease Ltd. 2.443% due 07/15/2046		1,554	1,470
Canyon CLO Ltd.
5.398% due 07/15/2034 •		5,200	5,205
5.418% due 10/15/2034 •		1,000	1,000
Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	2,100	2,469
Capital Street Master Trust
0.000% due 08/16/2029 •		$1,000	1,001
5.724% due 10/16/2028 •		8,000	8,027
Carbone CLO Ltd. 5.727% due 01/20/2031 •		418	418
CarVal CLO III Ltd. 5.315% due 07/20/2032 •		19,241	19,260
Castlelake Aircraft Structured Trust
5.465% due 08/15/2050		1,192	1,203
5.783% due 02/15/2050		13,359	13,583
CIFC Funding Ltd. 5.530% due 10/24/2030 •		406	406
College Avenue Student Loans LLC
5.537% due 07/25/2051 •		2,093	2,091
5.672% due 12/28/2048 •		1,215	1,220
6.256% due 05/25/2055 •		2,482	2,515
CRB Securitization Trust 6.960% due 10/20/2033		18	18
Dryden 43 Senior Loan Fund 5.395% due 04/20/2034 •		1,920	1,922
Dryden 95 CLO Ltd. 5.244% due 08/20/2034 •		48,500	48,545
ECMC Group Student Loan Trust 5.621% due 11/25/2069 •		859	869
Elevation CLO Ltd.
5.448% due 07/25/2034 •		24,200	24,241
5.618% due 01/25/2035 •		18,000	18,063
5.918% due 01/25/2035 •		2,300	2,314
Elmwood CLO 15 Ltd. 5.408% due 04/22/2035 •		600	602
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •		5,008	5,012
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(a)		1,100	1,100
Foundation Finance Trust 4.670% due 04/15/2052		464	467
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.475% due 10/20/2034 •		5,000	5,010
Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		2,000	2,007
5.725% due 04/20/2035 •		900	905
5.825% due 04/20/2035 •		3,800	3,800
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		499	503
4.930% due 06/25/2060		499	501
5.020% due 06/25/2060		500	507
5.120% due 03/25/2060		9,533	9,567
5.150% due 10/27/2059		3,054	3,096
5.220% due 03/25/2060		7,707	7,816
5.250% due 10/27/2059		916	919
5.260% due 10/27/2059		400	404
5.320% due 03/25/2060		13,200	13,510
5.550% due 10/27/2059		400	404

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.430% due 10/27/2059		400	409
GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,100	1,129
5.870% due 06/25/2059		1,852	1,891
6.360% due 06/25/2059		1,852	1,899
Greywolf CLO III Ltd. 5.562% due 04/22/2033 •		20,285	20,339
ICG U.S. CLO Ltd. 5.308% due 01/16/2033 •		13,785	13,785
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		2,500	2,500
Invesco CLO Ltd. 5.441% due 07/20/2035 •		1,700	1,707
KKR CLO 18 Ltd. 5.191% due 10/18/2035 •		5,000	5,003
KKR CLO 28 Ltd. 5.758% due 02/09/2035 •		2,000	2,008
KKR CLO 36 Ltd. 5.321% due 10/15/2034 •		2,600	2,600
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •		2,100	2,100
LCM 36 Ltd. 5.388% due 01/15/2034 •		2,000	2,006
Lendmark Funding Trust 5.530% due 06/21/2032		3,100	3,148
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •		30,000	30,031
Madison Park Funding XXXVI Ltd. 5.378% due 04/15/2035 •		1,000	1,004
Magnetite XXXII Ltd. 5.332% due 10/15/2037 •		20,000	19,996
Marble Point CLO XXII Ltd. 5.538% due 07/25/2034 •		1,800	1,802
Navesink CLO 2 Ltd. 5.588% due 04/15/2036 •		4,600	4,604
Navient Education Loan Trust
5.020% due 07/15/2055		3,047	3,081
5.320% due 07/15/2055		4,200	4,241
Navient Private Education Refi Loan Trust 5.315% due 12/15/2059 •		992	989
Navient Student Loan Trust 5.371% due 08/26/2069 •		795	796
Nelnet Student Loan Trust
0.000% due 05/17/2055 •		4,000	4,030
0.000% due 06/22/2065 •		6,700	6,710
4.670% due 06/22/2065		8,820	8,798
4.840% due 05/17/2055		4,200	4,236
6.589% due 02/20/2041 •		251	257
6.640% due 02/20/2041		251	260
Neuberger Berman CLO XXI Ltd. 5.645% due 01/20/2039 •		10,000	10,049
Neuberger Berman Loan Advisers CLO 43 Ltd. 5.330% due 07/17/2036 •		21,000	21,023
Neuberger Berman Loan Advisers CLO 45 Ltd. 5.380% due 10/14/2036 •		21,300	21,325
New Mountain CLO 5 Ltd. 5.575% due 07/20/2036 •		8,000	8,019
Northwoods Capital 25 Ltd. 4.862% due 07/20/2034 •		1,900	1,900
OCP Euro CLO DAC 3.264% due 07/20/2036 •	EUR	2,900	3,415
Octagon 64 Ltd. 5.585% due 07/21/2035 •		$40,000	40,162
Octagon Investment Partners 39 Ltd. 5.475% due 10/20/2030 •		1,563	1,565
Octagon Investment Partners 40 Ltd. 5.365% due 01/20/2035 •		10,600	10,619
Octagon Investment Partners XVI Ltd. 5.561% due 07/17/2030 •		88	88
OFSI BSL X Ltd. 5.595% due 04/20/2034 •		15,600	15,617
Oportun Funding Trust
4.960% due 08/16/2032		5,618	5,625
5.240% due 08/16/2032		7,900	7,941
5.780% due 08/16/2032		2,000	2,014
Oportun Issuance Trust
5.010% due 02/08/2033		7,300	7,311
5.300% due 02/08/2033		2,000	2,003
5.860% due 02/09/2032		631	631
5.890% due 02/08/2033		1,000	1,002
OZLM XV Ltd. 5.332% due 04/20/2033 •		30,000	30,023
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		1,230	673
4.497% due 04/15/2033		1,600	1,601
4.684% due 08/17/2026		1,700	1,702

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

4.865% due 10/15/2032		1,299	1,303
4.883% due 04/15/2033		18,700	18,698
4.961% due 10/15/2032		5,172	5,186
5.065% due 03/15/2032		1,952	1,958
5.092% due 07/15/2032		4,693	4,718
5.108% due 03/15/2033		500	504
5.156% due 07/15/2032		3,701	3,736
5.162% due 04/15/2032		378	379
5.183% due 06/15/2032		3,121	3,138
5.329% due 10/15/2032		13,899	13,974
5.331% due 01/15/2032		1,650	1,657
5.440% due 03/15/2033		20,000	20,172
5.617% due 04/15/2032 «		1,369	1,372
5.628% due 07/15/2032		9,999	10,115
5.637% due 07/15/2032		2,148	2,164
5.639% due 10/15/2032		16,098	16,205
5.640% due 03/15/2033		2,400	2,424
5.750% due 06/15/2032		3,698	3,726
5.823% due 04/15/2032 «		789	792
5.867% due 07/15/2032		5,000	5,044
5.992% due 06/15/2032		1,216	1,225
6.261% due 04/15/2032 «		829	832
6.278% due 10/15/2031		820	827
10.273% due 04/15/2032 «		1,019	997
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		765	770
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		1,202	1,212
Pagaya AI Debt Trust
5.373% due 01/17/2033		2,700	2,722
6.258% due 10/15/2031		1,163	1,170
6.660% due 07/15/2031		861	867
7.299% due 06/16/2031		380	385
9.099% due 04/15/2031		323	325
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034		8,600	8,704
Parallel Ltd. 5.428% due 07/15/2034 •		20,000	20,016
Park Avenue Institutional Advisers CLO Ltd. 5.342% due 01/20/2034 •		1,000	1,001
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		17,700	17,842
Pikes Peak CLO 2 5.549% due 10/11/2034 •		18,000	18,021
Pikes Peak CLO 4 5.528% due 07/15/2034 •		18,000	18,028
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		6,012	6,027
PK ALIFT Loan Funding 6 LP
4.750% due 03/15/2043 «(a)		4,300	4,285
5.365% due 11/15/2042		19,331	19,480
RCKT Trust 4.900% due 07/25/2034		413	414
Reach ABS Trust
4.930% due 08/18/2032		1,254	1,259
4.960% due 08/16/2032		5,367	5,383
5.120% due 08/18/2032		4,300	4,338
5.340% due 08/16/2032		4,600	4,672
5.840% due 07/15/2031		5,000	5,085
5.880% due 07/15/2031		867	871
5.990% due 08/16/2032		1,200	1,223
6.290% due 02/18/2031		950	959
6.300% due 02/18/2031		168	169
Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •		600	600
5.475% due 07/20/2035 •		1,500	1,506
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(a)		6,300	6,300
Romark CLO V Ltd. 5.476% due 01/15/2035 •		1,900	1,907
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		3,400	3,412
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,800	1,805
Sculptor CLO XXVII Ltd. 5.385% due 07/20/2034 •		10,000	10,005
Shackleton CLO Ltd. 5.525% due 07/20/2034 •		1,300	1,302
Slam Ltd. 5.807% due 05/15/2050		24,498	25,185
SLM Student Loan Trust
2.339% due 10/25/2039 •	EUR	1,096	1,205
2.489% due 07/25/2039 •		1,086	1,204
SMB Private Education Loan Trust
5.020% due 03/17/2053		$1,567	1,586
5.060% due 03/16/2054		12,593	12,780

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.090% due 10/16/2056		1,971	1,999
5.130% due 04/15/2054		28,828	29,385
5.240% due 03/15/2056		492	503
5.380% due 01/15/2053		922	944
5.380% due 07/15/2053		4,287	4,404
5.474% due 06/17/2052 •		1,335	1,335
5.474% due 07/15/2053 •		4,287	4,279
5.500% due 06/17/2052		6,144	6,332
5.572% due 03/17/2053 •		490	492
5.722% due 10/16/2056 •		2,486	2,508
5.822% due 03/15/2056 •		1,312	1,328
6.172% due 10/16/2056 •		3,496	3,571
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		9,325	9,374
4.820% due 06/25/2034		2,791	2,807
Sound Point CLO XVIII Ltd. 5.707% due 01/21/2031 •		154	155
Stream Innovations Issuer Trust 6.270% due 07/15/2044		1,536	1,601
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		600	603
Symphony CLO 37 Ltd. 6.125% due 01/20/2037 •		1,000	1,004
Symphony CLO 43 Ltd. 5.838% due 04/15/2037 •		2,000	2,011
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		1,100	1,100
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		3,500	3,514
TCW CLO AMR Ltd. 5.484% due 08/16/2034 •		7,100	7,111
TCW CLO Ltd. 5.918% due 01/16/2037 •		2,000	2,009
THL Credit Wind River CLO Ltd. 5.488% due 04/15/2035 •		2,900	2,904
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(a)		2,000	2,000
Trinitas CLO XIX Ltd. 5.435% due 10/20/2033 •		23,900	23,951
Trinitas CLO XVII Ltd. 5.310% due 10/20/2034 •		2,800	2,800
Trinitas CLO XX Ltd. 5.365% due 07/20/2035 •		21,000	21,023
Upstart Pass-Through Trust 7.900% due 10/20/2028		496	503
Upstart Securitization Trust
4.600% due 09/20/2035		600	601
5.020% due 09/20/2035		500	500
5.220% due 06/20/2035		6,200	6,237
Venture 44 CLO Ltd. 5.465% due 10/20/2034 •		1,000	1,002
Vibrant CLO XII Ltd. 5.301% due 04/20/2034 •		1,900	1,900
Voya CLO Ltd. 5.525% due 07/20/2032 •		446	446
Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		1,200	1,203
5.505% due 04/20/2034 •		4,300	4,306
Wind River CLO Ltd.
5.122% due 07/20/2034 •		2,100	2,100
5.378% due 10/15/2034 •		21,484	21,515

			1,390,382

Total Asset-Backed Securities (Cost $2,546,860)			2,561,784

SOVEREIGN ISSUES 4.7%
Angola Government International Bonds 8.000% due 11/26/2029		6,100	5,958
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		2,864	2,764
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,583
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	261,800	45,952
Colombia TES
6.000% due 04/28/2028	COP	22,641,200	5,289
6.500% due 01/22/2031 (d)		3,235,944	830
7.000% due 03/26/2031		14,020,000	2,989
11.000% due 08/22/2029		32,337,000	8,331
11.500% due 07/25/2046		18,959,800	4,672
11.750% due 01/24/2035		22,724,400	5,777
12.750% due 11/28/2040		21,619,000	5,778
13.250% due 02/09/2033		52,886,200	14,585
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$11,100	11,275

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Ecuador Government International Bonds 6.900% due 07/31/2030 þ		9,800	8,732
Egypt Government International Bonds 6.375% due 04/11/2031	EUR	4,850	5,470
El Salvador Government International Bonds
7.625% due 02/01/2041		$725	696
9.250% due 04/17/2030		800	875
Israel Government International Bonds
5.375% due 02/19/2030		5,000	5,164
5.625% due 02/19/2035		5,000	5,178
Ivory Coast Government International Bonds 4.875% due 01/30/2032	EUR	3,850	4,321
Mexico Bonos 7.000% due 09/03/2026	MXN	1,156,000	62,862
Mexico Government International Bonds
5.850% due 07/02/2032		$1,700	1,757
6.625% due 01/29/2038		1,600	1,686
Mexico Udibonos 4.000% due 11/30/2028 (d)	MXN	63,788	3,474
Panama Government International Bonds
7.500% due 03/01/2031		$300	330
8.000% due 03/01/2038		4,250	4,848
Peru Government Bonds 6.150% due 08/12/2032	PEN	4,100	1,252
Peru Government International Bonds
6.150% due 08/12/2032		155,450	47,463
6.900% due 08/12/2037		7,300	2,200
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	562,500	30,897
8.000% due 01/31/2030		83,750	4,867
8.500% due 01/31/2037		1,106,000	59,009
Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,000	2,346
5.250% due 03/10/2030		2,200	2,663
Senegal Government International Bonds 5.375% due 06/08/2037		1,500	1,157
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	100,000	2,345
42.493% (BISTREFI) due 05/20/2026 ~		31,100	757
42.493% (BISTREFI) due 05/17/2028 ~		59,300	1,404

Total Sovereign Issues (Cost $357,765)			377,536

SHORT-TERM INSTRUMENTS 30.3%
REPURCHASE AGREEMENTS (h) 29.8%			2,421,800

SHORT-TERM NOTES 0.1%
Pagaya AI Debt Trust 4.858% due 06/15/2026		$2,084	2,086
Upstart Securitization Trust
4.503% due 08/20/2026		2,900	2,901
4.840% due 06/20/2026		927	927

			5,914

NIGERIA TREASURY BILLS 0.1%
33.141% due 06/11/2026 - 06/12/2026 (b)(c)	NGN	13,776,118	8,171

U.S. TREASURY BILLS 0.3%
4.185% due 10/02/2025 - 01/27/2026 (b)(c)(j)(l)		$20,555	20,448

Total Short-Term Instruments (Cost $2,455,561)			2,456,333

Total Investments in Securities (Cost $13,404,451)			13,510,729

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
MUTUAL FUNDS (f) 0.2%
PIMCO Senior Loan Active Exchange-Traded Fund		372,228	19,010

Total Mutual Funds (Cost $19,002)			19,010

Total Investments in Affiliates (Cost $19,002)			19,010

Total Investments 166.5% (Cost $13,423,453)			$13,529,739
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $85,139)			(3,922)
Other Assets and Liabilities, net (66.5)%			(5,400,168)

Net Assets 100.0%			$8,125,649

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Principal amount of security is adjusted for inflation.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								Institutional Class Shares of each Fund.
(g)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Credit Opportunities Partners LLC				6.520%	03/20/2028	03/20/2025		$8,000	$8,102	0.10%
Deloitte LLP				5.250	01/30/2030	10/30/2024		2,000	2,047	0.02
Deloitte LLP				5.410	01/30/2032	10/30/2024		2,000	2,055	0.03
Deloitte LLP				5.590	01/30/2035	10/30/2024		2,000	2,050	0.03
Hardwood Funding LLC				4.840	06/07/2028	03/11/2025		6,000	6,078	0.07
National Football League				4.780	10/05/2030	06/27/2025		1,000	1,003	0.01
National Football League				5.480	10/05/2028	03/14/2024		1,600	1,643	0.02
Pantheon Senior Debt Secondaries III				6.043	03/26/2026	03/18/2025		1,400	1,400	0.02
Project Alfa Investindustrial VIII SCSp				4.117	02/27/2026	02/28/2025		392	444	0.01
Tib Finance PLC				7.111	11/15/2034	09/18/2024		2,200	2,198	0.03
VB DPR Finance Co.				6.833	03/15/2035	01/31/2025		4,200	4,333	0.05

								$30,792	$31,353	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.210%	10/01/2025	10/02/2025	$1,112,600	U.S. Treasury Notes 1.500% - 1.625% due 10/31/2026 - 01/31/2027			$(1,135,227)	$1,112,600	$1,112,600
	4.220	09/30/2025	10/01/2025	39,300	U.S. Treasury Notes 3.500% due 09/30/2029			(40,085)	39,300	39,305
	4.290	09/30/2025	10/01/2025	369,400	U.S. Treasury Notes 0.375% - 4.125% due 12/31/2025 - 04/30/2027			(377,139)	369,400	369,444
	4.320	09/30/2025	10/01/2025	50,500	U.S. Treasury Notes 3.500% due 09/30/2027			(51,493)	50,500	50,506
	4.450	09/30/2025	10/01/2025	850,000	U.S. Treasury Notes 3.625% - 4.000% due 08/15/2028 - 07/31/2032			(866,770)	850,000	850,105

Total Repurchase Agreements								$(2,470,714)	$2,421,800	$2,421,960

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA						4.500%	11/01/2055	$10,500	$(9,989)	$(10,181)
Uniform Mortgage-Backed Security, TBA						5.000	11/01/2055	11,700	(11,428)	(11,597)

Total Short Sales (0.3)%									$(21,417)	$(21,778)

(1)								Includes accrued interest.
(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	98	$7,350	$(26)	$50	$0
Euro-BTP Future December Futures	12/2025	762	107,212	23	340	0
Long Guilt December Futures	12/2025	46	5,620	27	24	(3)
U.S. Treasury 5-Year Note December Futures	12/2025	3,194	348,770	404	125	0
U.S. Treasury 10-Year Note December Futures	12/2025	4,222	474,975	655	0	(66)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	426	51,147	(37)	0	(239)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	3,821	439,714	1,320	0	(239)

$2,366	$539	$(547)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund December Futures	12/2025	124	$(18,718)	$(111)	$5	$(49)
Euro-Oat December Futures	12/2025	698	(99,445)	46	0	(238)

$(65)	$5	$(287)

Total Futures Contracts	$2,301	$544	$(834)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$500	$3	$5	$8	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648	4,600	77	1	78	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	0.770	100	4	7	11	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.109	200	21	(1)	20	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	22,900	58	(13)	45	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430	100	1	1	2	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.496	EUR	1,400	109	(15)	94	0	(2)

$273	$(15)	$258	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(10)	$10	$0	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	2	(1)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(4)	0	(4)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	123,700	9,550	(76)	9,474	0	(176)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	704,800	40,335	16,838	57,173	254	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	1,300	24	6	30	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,910,300	38,169	5,760	43,929	148	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	501,700	11,312	219	11,531	56	0

$99,373	$22,759	$122,132	$458	$(176)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	285,800	$(1,814)	$163	$(1,651)	$375	$(6)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		13,200	(22)	(61)	(83)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$117,700	(1,476)	1,843	367	0	(27)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		500,000	(1,056)	1,636	580	0	(253)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		132,100	82	1,079	1,161	0	(59)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		308,400	(6,613)	1,204	(5,409)	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	448	417	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		33,200	(114)	1,437	1,323	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		566,600	(6,904)	2,440	(4,464)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,400	752	141	893	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		47,300	165	3,430	3,595	138	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	24,900	0	(22)	(22)	0	(5)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		474,400	(201)	(220)	(421)	0	(86)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		306,300	(119)	25	(94)	0	(1)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		14,000	0	(2)	(2)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.575	Annual	07/03/2030	COP	163,122	121	(8)	113	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	420,675	2,597	1,028	3,625	827	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		28,900	76	(165)	(89)	106	0
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	12	34	0	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	47	(21)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	58,790	269	(92)	177	99	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		2,900	(10)	50	40	0	(9)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,500	(6)	25	19	0	(5)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	18	13	0	(5)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		3,700	(14)	56	42	0	(12)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	35	30	0	(5)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		16,190	(29)	6	(23)	0	(54)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,830	(65)	(5)	(70)	0	(30)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	607	613	0	(9)

							$(14,462)	$15,155	$693	$1,593	$(710)

Total Swap Agreements							$85,184	$37,899	$123,083	$2,051	$(889)

(j)

Securities with an aggregate market value of $162,173 and cash of $59,425 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2025		INR	414		$5		$0		$0
		10/2025		JPY	156,992		1,048		0		(13)
		10/2025		NZD	222		128		0		(1)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	10/2025		$109	JPY	15,992	0	(1)
	10/2025		686	PEN	2,533	43	0
	11/2025		2,912	EUR	2,475	0	(1)
	11/2025		1,048	JPY	156,448	13	0
	11/2025		128	NZD	222	1	0
	12/2025	PEN	92		$26	0	(1)
BPS	10/2025	AUD	1,801		1,188	0	(4)
	10/2025	BRL	32,900		5,788	2	(395)
	10/2025	EUR	12,364		14,593	77	0
	10/2025	IDR	250,099		15	0	0
	10/2025	JPY	181,882		1,224	0	(6)
	10/2025	NZD	219		128	1	0
	10/2025	TRY	766		18	0	0
	10/2025		$6,025	BRL	32,900	157	0
	10/2025		18	CNH	131	0	0
	10/2025		1,875	IDR	31,045,836	0	(14)
	10/2025		5,607	KRW	7,764,299	0	(76)
	10/2025		855	PLN	3,112	1	0
	10/2025		4,387	TWD	133,155	0	(12)
	11/2025		1,189	AUD	1,801	4	0
	11/2025		467	BRL	2,499	0	(1)
	11/2025		1,224	JPY	181,251	6	0
	11/2025		128	NZD	219	0	(1)
	12/2025	HUF	49,327		$149	1	0
	12/2025	IDR	106,212		6	0	0
	04/2026	BRL	35,000		6,136	0	(159)
	05/2030	KWD	2,974		10,242	354	0
BRC	10/2025	CHF	480		602	0	(2)
	10/2025	PLN	8,316		2,274	0	(13)
	10/2025	TRY	2,542		61	0	0
	10/2025		$706	CHF	566	5	0
	10/2025		1,805	EUR	1,545	9	0
	10/2025		6	NOK	59	0	0
	10/2025		23,103	TRY	997,349	525	0
	11/2025	AUD	2,141		$1,415	0	(2)
	11/2025	NOK	59		6	0	0
	11/2025		$602	CHF	478	2	0
	11/2025		2,981	PEN	10,942	167	0
	11/2025		4,305	TRY	187,468	33	0
	11/2025	ZAR	134,954		$7,665	0	(123)
	12/2025		$2,953	MXN	54,608	5	0
	12/2025		3,556	TRY	155,973	9	0
CBK	10/2025	AUD	2,141		$1,406	0	(11)
	10/2025	COP	11,214,607		2,780	0	(71)
	10/2025	EUR	7,494		8,789	2	(11)
	10/2025	IDR	74,131		5	0	0
	10/2025	INR	1,393		16	0	0
	10/2025	NOK	459		45	0	(1)
	10/2025	SGD	49,574		38,757	326	0
	10/2025		$4,308	CAD	6,004	6	0
	10/2025		5,626	CNH	39,974	0	(16)
	10/2025		2,902	EUR	2,475	4	0
	10/2025		7	IDR	109,373	0	0
	10/2025		4	INR	361	0	0
	10/2025		1,886	JPY	275,600	0	(23)
	10/2025		584	NOK	5,821	0	0
	10/2025		5,519	SGD	7,122	2	0
	10/2025	ZAR	33,475		$1,933	0	(5)
	11/2025	CAD	5,995		4,308	0	(6)
	11/2025	INR	362		4	0	0
	11/2025	NOK	5,820		584	0	0
	11/2025	SGD	7,103		5,519	0	(2)
	11/2025		$916	ZAR	15,968	6	0
	12/2025	CZK	8,114		$392	0	0
	12/2025	IDR	109,683		7	0	0
	12/2025	PEN	11,157		3,014	0	(194)
	12/2025		$331	KZT	185,479	0	(2)
	03/2026	PEN	65,733		$18,733	0	(112)
CIB	10/2025	BRL	19,210		3,612	3	0
	10/2025		$3,598	BRL	19,210	11	0
DUB	10/2025	INR	797		$9	0	0
	10/2025		$40	CNH	281	0	0
	10/2025		7	INR	584	0	0
	11/2025	INR	585		$7	0	0
	11/2025		$831	KZT	463,185	0	0
	11/2025	ZAR	325,883		$18,617	0	(188)
	12/2025	MXN	1,116,013		59,192	0	(1,256)
	12/2025		$1,567	EGP	79,427	44	0
	12/2025		3,532	KZT	1,958,165	0	(48)
	03/2026		1,998		1,146,840	0	(22)
FAR	10/2025	AUD	2,056		$1,342	0	(18)
	10/2025	BRL	196,788		36,735	0	(240)
	10/2025	CHF	86		108	0	0
	10/2025	INR	1,668		19	0	0
	10/2025	NZD	154		90	1	0
	10/2025	PLN	9,255		2,532	0	(14)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	10/2025		$3,544	AUD	5,463	71	0
	10/2025		37,000	BRL	196,788	0	(25)
	10/2025		17	CNH	123	0	0
	10/2025		7,206	EUR	6,168	35	0
	10/2025		43,217	JPY	6,353,396	0	(255)
	10/2025		494	PLN	1,801	2	0
	10/2025		34,541	SGD	44,486	0	(55)
	11/2025	EUR	6,168		$7,221	0	(36)
	11/2025	SGD	44,373		34,541	52	0
	11/2025		$1,343	AUD	2,056	18	0
	11/2025		108	CHF	86	0	0
	11/2025		90	NZD	154	0	(1)
	12/2025	MXN	149,558		$7,892	0	(209)
	12/2025	PEN	166,920		47,016	0	(963)
	12/2025		$36,735	BRL	199,576	229	0
GLM	10/2025	BRL	197,127		$36,552	23	(509)
	10/2025	IDR	74,803		5	0	0
	10/2025	INR	475		5	0	0
	10/2025		$36,246	BRL	197,127	799	(6)
	10/2025		1	CNH	10	0	0
	10/2025		6	IDR	105,067	0	0
	10/2025		8	THB	260	0	0
	11/2025		1,079	TRY	46,989	8	0
	12/2025	IDR	105,319		$6	0	0
	12/2025		$102	EGP	5,131	2	0
	04/2026	BRL	197,000		$34,766	5	(675)
JPM	10/2025		3,877		711	0	(18)
	10/2025	CAD	6,004		4,344	30	0
	10/2025	EUR	57,039		66,709	0	(258)
	10/2025	IDR	80,129		5	0	0
	10/2025	PLN	5,508		1,499	0	(16)
	10/2025		$729	BRL	3,877	0	(1)
	11/2025	ZAR	288,581		$16,464	0	(189)
	12/2025	COP	3,668,977		931	5	0
	12/2025		$643	MXN	11,915	2	0
	04/2026	BRL	29,800		$5,028	0	(332)
MBC	10/2025	CNH	4,424		621	0	0
	10/2025	EUR	5,091		6,006	29	0
	10/2025	JPY	90,143		606	0	(4)
	10/2025	KRW	7,768,134		5,572	38	0
	10/2025	SGD	7,106		5,517	8	0
	10/2025		$20	CNH	143	0	0
	10/2025		201	EGP	9,950	6	0
	10/2025		7,861	EUR	6,669	0	(31)
	10/2025		11,902	JPY	1,755,270	23	(56)
	10/2025		5,568	KRW	7,758,174	0	(39)
	10/2025		6	NOK	60	0	0
	10/2025		4,000	SGD	5,126	0	(26)
	11/2025	NOK	60		$6	0	0
	11/2025		$621	CNH	4,414	0	0
	11/2025		5,892	JPY	868,971	4	0
	12/2025		719	EGP	36,503	21	0
	12/2025		3,207	MXN	59,588	20	0
MYI	10/2025	BRL	800		$132	0	(19)
	10/2025	JPY	3,438,824		23,035	0	(219)
	10/2025		$150	BRL	800	0	0
	10/2025		20	CNH	144	0	0
	10/2025		479	JPY	70,718	0	(1)
	10/2025		0	NOK	2	0	0
	10/2025		466	PLN	1,687	0	(2)
	11/2025	NOK	2		$0	0	0
	11/2025		$23,035	JPY	3,426,973	219	0
	12/2025	CZK	5,656		$274	1	0
NGF	10/2025	IDR	67,170		4	0	0
	10/2025	KRW	9,182		7	0	0
	11/2025		$1,705	TRY	74,513	28	0
	12/2025		332		14,549	1	0
RBC	12/2025		2,567	MXN	47,914	29	0
RYL	10/2025	SGD	48		$37	0	0
SCX	10/2025	IDR	74,536		5	0	0
	10/2025	INR	414		5	0	0
	10/2025		$15	CNH	105	0	0
	10/2025		15,053	GBP	11,254	82	0
	10/2025		5	IDR	84,604	0	0
	10/2025		4	INR	372	0	0
	10/2025		2,462	JPY	362,066	0	(14)
	11/2025	GBP	11,254		$15,056	0	(82)
	11/2025	INR	372		4	0	0
	11/2025		$61	JPY	8,998	0	0
	11/2025		38	NZD	65	0	0
	12/2025	CZK	1,303		$64	1	0
	12/2025	IDR	84,818		5	0	0
	12/2025		$1,516	MXN	28,094	5	0
SOG	10/2025	AUD	1,606		$1,061	0	(2)
	10/2025	JPY	7,488,892		50,329	0	(311)
	10/2025		$79,505	EUR	67,606	0	(132)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

10/2025	22,544	JPY	3,315,410	0	(125)
10/2025	20	NOK	197	0	0
10/2025	384	NZD	660	0	(2)
11/2025	COP	68,913,002	$16,892	0	(594)
11/2025	EUR	67,606	79,664	132	0
11/2025	NOK	197	20	0	0
11/2025	$1,061	AUD	1,606	2	0
11/2025	50,329	JPY	7,462,993	312	0
SSB	10/2025	GBP	11,254	$15,169	34	0
UAG	10/2025	NOK	5,680	$558	0	(11)
10/2025	$465	PLN	1,686	0	(1)
10/2025	1,938	ZAR	33,473	1	0
10/2025	ZAR	33,489	$1,938	0	(1)
11/2025	COP	108,073,277	25,978	0	(1,472)
11/2025	ZAR	146,796	8,327	0	(144)
12/2025	HUF	35,032	106	1	0
12/2025	$28,324	MXN	548,329	1,376	0

Total Forward Foreign Currency Contracts	$5,474	$(9,901)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bonds	1.000%	Quarterly	06/20/2026	0.210%	$4,000	$22	$2	$24	$0
Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593	7,000	9	(1)	8	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	2,941	0	38	38	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	9,000	(76)	86	10	0

$(45)	$125	$80	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Leveraged Loan Index	66,222	225.000%	Maturity	12/22/2025	$14,900	$0	$(157)	$0	$(157)
MYC	Receive	iBoxx USD Liquid Leveraged Loan Index	132,345	225.170%	Maturity	12/22/2025	29,800	0	(290)	0	(290)

$0	$(447)	$0	$(447)

Total Swap Agreements	$(45)	$(322)	$80	$(447)

(l)

Securities with an aggregate market value of $5,869 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$7,029	$140,134	$97,286	$244,449
Corporate Bonds & Notes
Banking & Finance	2,886	600,360	26,543	629,789
Industrials	1,704	1,352,254	83,921	1,437,879
Utilities	4,192	228,497	0	232,689
Municipal Bonds & Notes
Arizona	0	3,149	0	3,149
California	0	307	0	307
U.S. Government Agencies	0	4,350,166	0	4,350,166
U.S. Treasury Obligations	0	397,016	0	397,016
Non-Agency Mortgage-Backed Securities	0	808,623	11,009	819,632
Asset-Backed Securities
Automobile ABS Other	0	366,371	0	366,371
Automobile Sequential	0	230,154	0	230,154
CMBS Other	0	73,234	0	73,234
Home Equity Other	0	322,799	2,096	324,895
Home Equity Sequential	0	1,100	0	1,100
Manufacturing House Sequential	0	2,356	0	2,356
Whole Loan Collateral	0	173,292	0	173,292
Other ABS	2,000	1,379,431	8,951	1,390,382
Sovereign Issues	0	377,536	0	377,536
Short-Term Instruments
Repurchase Agreements	0	2,421,800	0	2,421,800
Short-Term Notes	0	5,914	0	5,914
Nigeria Treasury Bills	0	8,171	0	8,171
U.S. Treasury Bills	0	20,448	0	20,448

$17,811	$13,263,112	$229,806	$13,510,729
Investments in Affiliates, at Value
Mutual Funds	19,010	0	0	19,010

Total Investments	$36,821	$13,263,112	$229,806	$13,529,739

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,778)	$0	$(21,778)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	419	2,176	0	2,595
Over the counter	0	5,516	38	5,554

$419	$7,692	$38	$8,149
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(290)	(1,433)	0	(1,723)
Over the counter	0	(10,348)	0	(10,348)

$(290)	$(11,781)	$0	$(12,071)

Total Financial Derivative Instruments	$129	$(4,089)	$38	$(3,922)

Totals	$36,950	$13,237,245	$229,844	$13,504,039

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$86,836	$9,950	$(1,521)	$138	$109	$(154)	$1,928	$0	$97,286	$(67)
Corporate Bonds & Notes
Banking & Finance	36,690	4,821	0	0	0	938	0	(15,906)	26,543	424
Industrials	4,518	79,500	0	1	0	(98)	0	0	83,921	(98)
Non-Agency Mortgage-Backed Securities	9,537	8,833	(307)	0	0	15	0	(7,069)	11,009	(24)
Asset-Backed Securities
Home Equity Other	0	2,100	0	0	0	(4)	0	0	2,096	(4)
Other ABS	27,707	4,300	(1,484)	6	0	(50)	0	(21,528)	8,951	(133)
Short-Term Instruments
Short-Term Notes	2,602	0	(1,673)	0	0	(2)	0	(927)	0	0

$167,890	$109,504	$(4,985)	$145	$109	$645	$1,928	$(45,430)	$229,806	$98

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2025 (Unaudited)

FinancialDerivative Instruments- Assets
Over the counter	$21	$0	$(3)	$0	$0	$20	$0	$0	$38	$20

Totals	$167,911	$109,504	$(4,988)	$145	$109	$665	$1,928	$(45,430)	$229,844	$118

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$70,802	Discounted Cash Flow	Discount Rate	3.832 - 11.702	6.463
8,244	Indicative Market Quotation	Broker Quote	72.500 - 101.750	94.093
18,240	Third Party Vendor	Broker Quote	97.000 – 100.500	99.597
Corporate Bonds & Notes
Banking & Finance	24,665	Discounted Cash Flow	Discount Rate	4.320 - 6.208	5.480
1,878	Recent Transaction	Purchase Price	100.000	—
Industrials	1,643	Discounted Cash Flow	Discount Rate	4.610 - 5.140	4.876
1,775	Indicative Market Quotation	Broker Quote	71.000	—
1,003	Proxy pricing	Base Price	100.000	—
79,500	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	2,198	Discounted Cash Flow	Discount Rate	6.392	—
7,315	Proxy pricing	Base Price	97.967 - 100.000	99.162
1,496	Recent Transaction	Purchase Price	99.750	—
Asset-Backed Securities
Home Equity Other	2,096	Proxy pricing	Base Price	99.999	—
Other ABS	4,666	Discounted Cash Flow	Discount Rate	5.878 – 20.000	9.205
4,285	Proxy pricing	Base Price	99.998	—
Financial Derivative Instruments- Assets
Over the counter	38	Indicative Market Quotation	Broker Quote	0.939	—

Total	$229,844

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 93.6%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$400	$443
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,091
5.000% due 10/01/2055	600	649
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	500	539
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	500	548
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	995	958
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	428
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,200	1,266
5.000% due 10/01/2055	1,700	1,855
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,057
5.250% due 03/01/2055	1,500	1,605
5.250% due 11/01/2055	300	333

		10,772

ALASKA 0.1%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	257

ARIZONA 1.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 3.900% due 02/01/2048	3,000	3,000
Arizona Industrial Development Authority Revenue Bonds, Series 2025 5.125% due 01/01/2059	480	444
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	1,000	1,021
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	1,000	1,067

		5,532

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	300	288
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	542
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	474

		1,304

CALIFORNIA 4.1%
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2046	345	347
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	1,000	955
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,025
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	431
5.250% due 01/01/2054	250	267
5.250% due 11/01/2054	700	759
5.500% due 10/01/2054	200	219
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	800	865
5.000% due 02/01/2055	1,100	1,199
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	900	969
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	77

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	500	557
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	100	101
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	235
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,027
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	600
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	396
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	257
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	495	429
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (c)	200	128
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	300	236
3.850% due 06/01/2050	435	397
4.214% due 06/01/2050	200	148
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	247
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	500	453
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034	1,630	1,838
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	151
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	500	574
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	154

		15,041

COLORADO 3.3%
Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2043	200	212
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.900% due 03/01/2055	3,240	3,240
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025 5.250% due 12/01/2050	500	530
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	500	457
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	500	559
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	500	514
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	1,000	965
Colorado State Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2049	3,000	3,136
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025 5.125% due 12/01/2050	1,000	1,010
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	463
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,016

		12,102

CONNECTICUT 0.3%
Norwalk, Connecticut Housing Authority Bonds, (FNMA Insured), Series 2024 4.400% due 09/01/2042	1,000	995

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	250

DISTRICT OF COLUMBIA 1.3%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	555
5.000% due 07/15/2048	500	518
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024 5.000% due 07/15/2056	1,000	1,028

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025 5.250% due 07/15/2050	2,500	2,651

		4,752

FLORIDA 5.2%
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,000	1,032
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	484
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	375	387
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 07/01/2044	1,500	1,477
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,022
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	500	505
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019 4.000% due 10/01/2035	1,650	1,645
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	415
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 3.650% due 11/15/2054	1,300	1,300
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	545
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	3,000	3,044
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.000% due 10/01/2050	1,000	1,031
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	410	410
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	1,200	1,239
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	882
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	3,000	2,939
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	500	483
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	250	253
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	200	201

		19,294

GEORGIA 2.5%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,019
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	500	536
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	300	327
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	3,400	3,695
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	3,000	2,996
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	514

		9,087

IDAHO 0.9%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2040	2,000	2,152
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	930	925
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	211	198

		3,275

ILLINOIS 6.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	1,300	1,290
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,679
5.000% due 01/01/2048	500	516
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	500	519
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2040	500	542

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	500	514
Illinois Finance Authority Revenue Bonds, Series 2014 4.000% due 08/01/2038	500	481
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	500	511
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,600	1,614
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2043	500	540
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,111
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	1,002
4.000% due 06/01/2037	300	294
Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2044	2,000	2,094
5.250% due 05/01/2045	1,000	1,042
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	1,950	2,032
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,250	1,290
Illinois State Toll Highway Authority Revenue Bonds, Series 2021 5.000% due 01/01/2046	1,955	2,004
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025 5.000% due 06/01/2038	1,000	1,110
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,029

		22,214

INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	550	549
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,750	1,794
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	500	557
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	381
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.750% due 03/01/2043	300	313
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	382
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	102
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	102
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	1,067

		5,247

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	544

KENTUCKY 1.9%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	2,255	2,332
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	600	662
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	500	500
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	300	325
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	250	268
Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024 4.375% due 09/01/2040	645	671
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	754
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025 5.000% due 05/15/2050	400	420
University of Kentucky Revenue Bonds, Series 2025 5.250% due 04/01/2050	1,000	1,047

		6,979

LOUISIANA 1.7%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022 5.000% due 08/15/2026	475	484

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 4.750% due 07/01/2065	3,500	3,412
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	267
New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024 5.000% due 01/01/2033	2,000	2,198

		6,361

MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025 5.000% due 07/01/2043	1,000	1,053
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2042	870	922

		1,975

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,057
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	700	735
Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 12/01/2054	500	521
Commonwealth of Massachusetts General Obligation Bonds, Series 2025 5.000% due 08/01/2048	1,000	1,055
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022 5.000% due 06/01/2050	1,500	1,543
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	1,000	1,018
University of Massachusetts Building Authority Revenue Bonds, Series 2017 5.000% due 11/01/2036	500	517

		6,446

MICHIGAN 3.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	249	196
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	337
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	345	360
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	750	788
Karegnondi Water Authority, Michigan Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2041	1,000	1,074
Michigan Finance Authority Revenue Bonds, Series 2017 4.000% due 12/01/2036	1,775	1,764
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	1,500	1,332
4.000% due 12/01/2048	1,000	883
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	2,500	247
5.000% due 06/01/2040	750	761
Michigan Finance Authority Revenue Bonds, Series 2024 5.500% due 02/28/2057	500	517
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	1,500	1,668
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2044	600	642
5.500% due 06/01/2050	650	700
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	750	830

		12,099

MINNESOTA 1.0%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	500	503
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	500	512
5.000% due 11/15/2049	250	251
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,030
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	485	549
Rochester, Minnesota Revenue Bonds, Series 2022 4.000% due 11/15/2039	500	504

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	500	506

		3,855

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2037	300	328

MISSOURI 0.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	500	465
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025 5.000% due 11/15/2044 (a)	400	415
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2054	2,000	1,975
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	300	337

		3,192

MULTI-STATE 3.9%
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024 4.375% due 04/01/2043	2,000	1,981
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.497% due 06/25/2042	400	405
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	2,490	2,447
4.869% due 01/25/2043	3,393	3,513
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	681	683
4.140% due 01/25/2040	391	384
4.553% due 08/25/2040	988	1,005
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(e)	2,188	2,227
4.685% due 10/25/2040	693	712
4.700% due 04/25/2042 ~	996	1,011

		14,368

NEBRASKA 0.1%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	250	256

NEVADA 1.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022 4.000% due 06/01/2047	3,000	2,796
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	300	293
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	500	79
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	500	506

		3,674

NEW HAMPSHIRE 1.5%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	599	586
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	487	452
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	1,494	1,440
4.216% due 11/20/2042	1,399	1,328
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	1,000	1,017
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	595	674

		5,497

NEW JERSEY 1.0%
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048	250	250
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,000	1,026
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	400	454
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,042

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025 4.125% due 07/01/2033	900	919

		3,691

NEW MEXICO 0.2%
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	500	508
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	335

		843

NEW YORK 10.7%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	800	806
Build NYC Resource Corp. New York Revenue Bonds, Series 2024 4.000% due 09/01/2041	1,725	1,637
New York City, New York General Obligation Bonds, Series 2012 3.900% due 04/01/2042	3,000	3,000
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	269
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	500	527
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	250	251
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2048	200	212
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,090
5.250% due 06/15/2054	500	531
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	538
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2043	1,500	1,598
5.000% due 05/01/2044	1,300	1,376
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	900	962
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,650	1,650
5.150% due 11/15/2034	235	235
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2038	1,000	1,116
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	510
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 03/15/2041	500	531
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	750	742
5.000% due 03/15/2049	3,675	3,821
5.000% due 03/15/2055	500	516
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	200	226
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	517
5.000% due 03/15/2063	1,000	1,030
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	875	911
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2044	500	516
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	1,600	1,599
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	1,950	2,018
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	400	413
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	523
6.000% due 04/01/2035	250	275
New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2040	300	335
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	250	255
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	550	558
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025 5.250% due 12/01/2043	1,325	1,460
Port Authority of New York & New Jersey Revenue Bonds, Series 2025 5.000% due 01/15/2040	1,000	1,109
Port Authority of New York & New Jersey Revenue Notes, Series 2024 5.000% due 09/01/2034	500	558
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	985	1,002

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	1,500	130
4.000% due 06/01/2050	300	251
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	484
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	500	528
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025 5.000% due 12/01/2045	1,700	1,783

		39,399

NORTH CAROLINA 0.7%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	990	1,006
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	400	442
North Carolina State Revenue Bonds, Series 2021 4.000% due 03/01/2035	1,000	1,030

		2,478

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	547

OHIO 4.1%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	500	506
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025 5.000% due 11/01/2041	1,000	1,070
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	5,000	469
4.000% due 06/01/2048	500	421
5.000% due 06/01/2055	4,050	3,462
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	1,600	1,747
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	500	455
Hamilton County, Ohio Revenue Bonds, Series 2021 3.950% due 08/15/2051	1,820	1,820
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	367
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	510
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025 5.000% due 02/01/2037	700	789
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	2,280	2,518
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.150% due 09/01/2040	300	300
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2048	750	779

		15,213

OKLAHOMA 0.2%
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	600	636

OREGON 0.6%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	1,000	1,046
Oregon State General Obligation Bonds, Series 2022 3.700% due 06/01/2045	1,100	1,100

		2,146

PENNSYLVANIA 4.2%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024 5.000% due 12/01/2043	700	741
Beaver Economic Development Authority Revenue Bonds, Series 2006 4.750% due 01/01/2035	965	1,008
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	250	246
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	504
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.990% (MUNIPSA) due 08/15/2038 ~(e)	940	928
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	520

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 3.900% due 08/15/2054	2,500	2,500
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	300	302
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	253
5.000% due 12/31/2038	500	502
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.850% due 04/01/2049	1,000	1,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	527
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	1,000	1,104
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024 5.250% due 11/01/2040	1,500	1,633
Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.900% due 06/01/2041	1,000	1,038
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	218
6.250% due 10/01/2054	200	220
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.750% due 12/01/2037 (c)	2,100	2,094

		15,338

PUERTO RICO 2.2%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	239	158
0.000% due 11/01/2051	1,966	1,330
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	309	301
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	4,400	1,502
0.000% due 07/01/2051 (b)	5,400	1,358
5.000% due 07/01/2058	1,750	1,692
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,437
4.550% due 07/01/2040	250	244

		8,022

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	750
5.000% due 06/01/2050	200	196

		946

SOUTH CAROLINA 1.3%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	628
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	200	218
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	1,300	1,359
5.500% due 12/01/2054	1,050	1,117
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,300	1,309

		4,631

SOUTH DAKOTA 0.1%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	500	500

TENNESSEE 0.6%
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,025
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	1,000	1,108

		2,133

TEXAS 15.1%
Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	100	103
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 06/15/2054	450	413
4.125% due 08/15/2054	500	452
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,500	1,472
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 03/01/2043	500	497

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024 5.000% due 11/15/2049	3,000	3,139
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	300	286
Board of Regents of the University of Texas System Revenue Bonds, Series 2024 5.000% due 08/15/2041	1,500	1,641
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2040	1,730	1,868
City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025 5.000% due 08/15/2055	1,100	1,131
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.375% due 02/15/2042	700	699
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2042 (a)	1,500	1,596
Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.350% due 10/01/2041	500	503
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	2,000	2,209
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	1,500	1,549
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	500	507
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	500	469
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,093	2,107
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	524
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	1,310	1,197
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	500	535
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2042	1,000	1,055
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	1,500	1,649
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	100	106
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	500	459
Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	522
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	1,000	1,024
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	5,000	5,195
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	500	506
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	645	709
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,000	2,017
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	243
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 5.250% due 05/15/2054	1,000	1,038
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	500	508
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	1,000	1,006
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	181
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025 5.250% due 08/15/2043	500	543
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.125% due 08/15/2045	700	737
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,009
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2050	3,000	3,134
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	1,030	1,152
San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.550% due 03/01/2043	650	649
Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.600% due 03/01/2043	1,000	1,004
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	500	519
5.500% due 11/15/2052	300	323
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	1,000	1,121
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	250	244

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2043	1,700	1,811
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	613
5.000% due 10/15/2057	250	258
Texas Water Development Board Revenue Bonds, Series 2023 4.875% due 10/15/2048	500	517
Texas Water Development Board Revenue Bonds, Series 2025 4.750% due 10/15/2055 (a)	1,215	1,224
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,500	1,398

		55,371

UTAH 0.8%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.000% due 06/01/2040	1,200	1,313
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	327
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	495	559
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	600	689

		2,888

VIRGINIA 0.2%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	290	279
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2041	500	527

		806

WASHINGTON 1.5%
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035 (a)	1,200	1,348
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2040	1,000	1,040
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	500	492
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	491	456
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.220% due 03/01/2050	596	574
Washington State Housing Finance Commission Revenue Bonds, Series 2025 4.078% due 11/20/2041	1,599	1,510

		5,420

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	1,250	1,305
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	300	324
West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024 5.000% due 08/01/2027	175	180

		1,809

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	264
4.000% due 03/31/2056	250	200
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	354
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	316
5.250% due 06/15/2050	250	255
5.750% due 12/31/2065	2,600	2,675
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	699

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (b)	1,000	385

		5,148

Total Municipal Bonds & Notes (Cost $338,000)		343,661

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 3.084% due 04/25/2043 ~	197	172

Total U.S. Government Agencies (Cost $158)		172

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	400	403
Indiana Housing & Community Development Authority 4.600% due 01/01/2042	300	306
Multifamily Tax-Exempt Mortgage-Backed Bonds 4.500% due 08/01/2041	993	1,007
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	500	495

Total Non-Agency Mortgage-Backed Securities (Cost $2,194)		2,211

	SHARES
SHORT-TERM INSTRUMENTS 4.5%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	260,375	260

REPURCHASE AGREEMENTS (f) 4.4%		16,000

Total Short-Term Instruments (Cost $16,260)		16,260

Total Investments in Securities (Cost $356,612)		362,304

Total Investments 98.7% (Cost $356,612)		$362,304
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $511)		16
Other Assets and Liabilities, net 1.3%		4,832

Net Assets 100.0%		$367,152

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)								When-issued security.
(b)								Zero coupon security.
(c)								Security becomes interest bearing at a future date.
(d)								Coupon represents a 7-Day Yield.
(e)								RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024					4.615%	08/25/2041	03/19/2024 - 01/22/2025	$2,179	$2,227	0.61%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019				3.990		08/15/2038	09/14/2021	952	928	0.25

								$3,131	$3,155	0.86%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.210%	09/30/2025	10/01/2025	$16,000	U.S. Treasury Notes 4.500% due 12/31/2031			$(16,312)	$16,000	$16,002

Total Repurchase Agreements								$(16,312)	$16,000	$16,002

(1)								Includes accrued interest.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$5,100	$511	$(118)	$393	$16	$0

Total Swap Agreements						$511	$(118)	$393	$16	$0

Cash of $486 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama						$0	$10,772	$0	$10,772
Alaska						0	257	0	257
Arizona						0	5,532	0	5,532
Arkansas						0	1,304	0	1,304
California						0	15,041	0	15,041
Colorado						0	12,102	0	12,102
Connecticut						0	995	0	995
Delaware						0	250	0	250
District of Columbia						0	4,752	0	4,752
Florida						0	19,294	0	19,294
Georgia						0	9,087	0	9,087
Idaho						0	3,275	0	3,275
Illinois						0	22,214	0	22,214

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Indiana	0	5,247	0	5,247
Iowa	0	544	0	544
Kentucky	0	6,979	0	6,979
Louisiana	0	6,361	0	6,361
Maryland	0	1,975	0	1,975
Massachusetts	0	6,446	0	6,446
Michigan	0	12,099	0	12,099
Minnesota	0	3,855	0	3,855
Mississippi	0	328	0	328
Missouri	0	3,192	0	3,192
Multi-State	0	14,368	0	14,368
Nebraska	0	256	0	256
Nevada	0	3,674	0	3,674
New Hampshire	0	5,497	0	5,497
New Jersey	0	3,691	0	3,691
New Mexico	0	843	0	843
New York	0	39,399	0	39,399
North Carolina	0	2,478	0	2,478
North Dakota	0	547	0	547
Ohio	0	15,213	0	15,213
Oklahoma	0	636	0	636
Oregon	0	2,146	0	2,146
Pennsylvania	0	15,338	0	15,338
Puerto Rico	0	8,022	0	8,022
Rhode Island	0	946	0	946
South Carolina	0	4,631	0	4,631
South Dakota	0	500	0	500
Tennessee	0	2,133	0	2,133
Texas	0	55,371	0	55,371
Utah	0	2,888	0	2,888
Virginia	0	806	0	806
Washington	0	5,420	0	5,420
West Virginia	0	1,809	0	1,809
Wisconsin	0	5,148	0	5,148
U.S. Government Agencies	0	172	0	172
Non-Agency Mortgage-Backed Securities	0	2,211	0	2,211
Short-Term Instruments
Mutual Funds	0	260	0	260
Repurchase Agreements	0	16,000	0	16,000

Total Investments	$0	$362,304	$0	$362,304

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$16	$0	$16

Total Financial Derivative Instruments	$0	$16	$0	$16

Totals	$0	$362,320	$0	$362,320

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
CORPORATE BONDS & NOTES 60.6%
BANKING & FINANCE 40.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.950% due 03/10/2055 •		$600	$628
African Development Bank 5.875% due 05/07/2035 •(c)(d)		500	501
Allstate Corp.
6.500% due 05/15/2067 •		400	424
7.411% (TSFR3M + 3.200%) due 08/15/2053 ~		1,146	1,152
American National Group, Inc. 7.000% due 12/01/2055 •		1,000	1,032
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(c)(d)		600	637
9.375% due 03/19/2029 •(c)(d)		361	403
Banco Mercantil del Norte SA 7.625% due 01/10/2028 •(c)(d)		1,500	1,540
Banco Santander SA
9.625% due 11/21/2028 •(c)(d)		800	898
9.625% due 05/21/2033 •(c)(d)		1,800	2,174
Bank of Montreal 7.700% due 05/26/2084 •(d)		1,400	1,489
Bank of Nova Scotia
3.625% due 10/27/2081 •(d)		479	457
6.875% due 10/27/2085 •(a)(d)		500	500
7.350% due 04/27/2085 •(d)		1,000	1,045
8.000% due 01/27/2084 •(d)		1,100	1,182
8.625% due 10/27/2082 •(d)		500	532
Barclays PLC
8.000% due 03/15/2029 •(c)(d)		2,000	2,120
8.875% due 09/15/2027 •(c)(d)	GBP	200	284
9.250% due 09/15/2028 •(c)(d)		200	291
9.625% due 12/15/2029 •(c)(d)		$1,000	1,137
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(d)		500	527
8.125% due 01/08/2039 •(d)		1,800	1,964
BNP Paribas SA
7.375% due 09/10/2034 •(c)(d)		400	419
8.000% due 08/22/2031 •(c)(d)		1,000	1,079
9.250% due 11/17/2027 •(c)(d)		1,869	2,014
Burford Capital Global Finance LLC 9.250% due 07/01/2031		695	739
Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(d)		800	813
7.000% due 10/28/2085 •(d)		900	925
Commerzbank AG 7.500% due 10/09/2030 •(c)(d)		1,800	1,893
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(c)(d)	EUR	800	952
Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,233
6.875% due 12/15/2052 •		1,343	1,378
Credit Suisse AG AT1 Claim		800	104
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(c)		800	832
DNB Bank ASA 7.375% due 05/30/2029 •(c)(d)		1,600	1,687
Equitable Holdings, Inc. 6.700% due 03/28/2055 •		1,000	1,043
Global Atlantic Fin Co.
4.700% due 10/15/2051 •		1,200	1,182
7.950% due 10/15/2054 •		550	583
HSBC Holdings PLC
6.500% due 03/23/2028 •(c)(d)		1,200	1,227
7.050% due 06/05/2030 •(c)(d)		1,000	1,042
ING Groep NV
7.000% due 11/16/2032 •(c)(d)		600	619
8.000% due 05/16/2030 •(c)(d)		1,400	1,521
Intesa Sanpaolo SpA
7.778% due 06/20/2054 •		300	361
8.248% due 11/21/2033 •		1,074	1,268

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	1,700	1,670
Lloyds Banking Group PLC
6.750% due 09/27/2031 •(c)(d)	900	923
8.000% due 09/27/2029 •(c)(d)	2,333	2,527
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •	500	521
MetLife, Inc. 6.350% due 03/15/2055 •	500	532
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(c)(d)	800	881
NatWest Group PLC
7.300% due 11/19/2034 •(c)(d)	800	845
8.125% due 11/10/2033 •(c)(d)	2,200	2,480
Nippon Life Insurance Co.
5.950% due 04/16/2054 •	1,100	1,149
6.250% due 09/13/2053 •	1,000	1,061
6.500% due 04/30/2055 •	1,900	2,048
Nomura Holdings, Inc. 7.000% due 07/15/2030 •(c)(d)	800	829
Nordea Bank Abp 6.300% due 09/25/2031 •(c)(d)	200	202
Prudential Financial, Inc.
5.125% due 03/01/2052 •	1,200	1,207
6.000% due 09/01/2052 •	1,518	1,581
6.500% due 03/15/2054 •	1,200	1,286
Reinsurance Group of America, Inc. 6.650% due 09/15/2055 •	900	945
Royal Bank of Canada
6.750% due 08/24/2085 •(d)	500	516
7.500% due 05/02/2084 •(d)	3,400	3,588
Skandinaviska Enskilda Banken AB 6.875% due 06/30/2027 •(c)(d)	400	411
Societe Generale SA
5.375% due 11/18/2030 •(c)(d)	500	472
9.375% due 11/22/2027 •(c)(d)	484	520
10.000% due 11/14/2028 •(c)(d)	600	666
Standard Chartered PLC 7.875% due 03/08/2030 •(c)(d)	800	860
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(c)(d)	300	314
Svenska Handelsbanken AB
4.375% due 03/01/2027 •(c)(d)	1,000	985
4.750% due 03/01/2031 •(c)(d)	1,000	954
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •	500	519
Toronto-Dominion Bank
7.250% due 07/31/2084 •(d)	300	316
8.125% due 10/31/2082 •(d)	1,728	1,829
UBS Group AG
6.850% due 09/10/2029 •(c)(d)	800	828
7.750% due 04/12/2031 •(c)(d)(g)	1,000	1,081
9.250% due 11/13/2028 •(c)(d)	500	553
9.250% due 11/13/2033 •(c)(d)	1,100	1,312

		80,242

INDUSTRIALS 3.5%
CVS Health Corp. 7.000% due 03/10/2055 •	400	421
Enbridge, Inc.
5.750% due 07/15/2080 •	2,515	2,543
6.250% due 03/01/2078 •	200	202
7.625% due 01/15/2083 •	1,100	1,195
8.250% due 01/15/2084 •	700	754
Energy Transfer LP 6.500% due 02/15/2056 •	400	399
Enterprise Products Operating LLC
5.375% due 02/15/2078 •	435	433
7.433% (TSFR3M + 3.248%) due 08/16/2077 ~	489	489
Plains All American Pipeline LP 8.583% (TSFR3M + 4.372%) due 10/30/2025 ~(c)	498	499

		6,935

UTILITIES 16.4%
AES Corp. 6.950% due 07/15/2055 •	600	590
American Electric Power Co., Inc.
6.050% due 03/15/2056 •	500	502
6.950% due 12/15/2054 •	700	759
7.050% due 12/15/2054 •	300	315
BP Capital Markets PLC
6.125% due 03/18/2035 •(c)	600	622

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

6.450% due 12/01/2033 •(c)	2,300	2,459
British Telecommunications PLC 4.875% due 11/23/2081 •	400	384
CenterPoint Energy, Inc.
6.700% due 05/15/2055 •	400	414
6.850% due 02/15/2055 •	900	957
7.000% due 02/15/2055 •	250	261
CMS Energy Corp.
3.750% due 12/01/2050 •	1,300	1,202
6.500% due 06/01/2055 •	600	622
Dominion Energy, Inc.
6.200% due 02/15/2056 •	300	302
6.625% due 05/15/2055 •	1,200	1,244
7.000% due 06/01/2054 •	500	543
Duke Energy Corp. 6.450% due 09/01/2054 •	2,600	2,750
Edison International 8.125% due 06/15/2053 •(g)	300	307
Electricite de France SA 9.125% due 03/15/2033 •(c)	1,715	1,990
Evergy, Inc. 6.650% due 06/01/2055 •	810	831
Exelon Corp. 6.500% due 03/15/2055 •	600	628
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	1,200	1,243
6.750% due 06/15/2054 •	1,800	1,941
NiSource, Inc. 6.950% due 11/30/2054 •	800	834
Sempra
6.375% due 04/01/2056 •	150	154
6.400% due 10/01/2054 •	300	307
6.625% due 04/01/2055 •	1,250	1,272
6.875% due 10/01/2054 •	1,650	1,712
Sierra Pacific Power Co. 6.200% due 12/15/2055 •	700	701
Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,589
5.600% due 03/07/2082 •	1,736	1,723
Vodafone Group PLC
5.125% due 06/04/2081 •	1,900	1,500
7.000% due 04/04/2079 •	1,600	1,693

		32,351

Total Corporate Bonds & Notes (Cost $113,308)		119,528

	SHARES
PREFERRED SECURITIES 35.8%
BANKING & FINANCE 32.6%
Aircastle Ltd. 5.250% due 06/15/2026 •(c)	1,071,000	1,066
Ally Financial, Inc. 4.700% due 05/15/2028 •(c)	716,000	660
American Express Co. 3.550% due 09/15/2026 •(c)	1,400,000	1,374
Banco Santander SA 8.000% due 02/01/2034 •(c)(d)	600,000	662
Bank of America Corp.
4.375% due 01/27/2027 •(c)	1,433,000	1,409
5.875% due 03/15/2028 •(c)	3,418,000	3,457
6.625% due 05/01/2030 •(c)	2,300,000	2,398
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(c)	1,400,000	1,392
Capital One Financial Corp. 3.950% due 09/01/2026 •(c)	1,600,000	1,577
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)	2,836,000	2,667
5.000% due 12/01/2027 •(c)	400,000	394
Citigroup, Inc.
6.750% due 02/15/2030 •(c)	200,000	203
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~	500,000	516
6.950% due 02/15/2030 •(c)	4,300,000	4,422
7.000% due 08/15/2034 •(c)	1,700,000	1,810
Citizens Financial Group, Inc. 7.550% (TSFR3M + 3.265%) due 01/06/2026 ~(c)	200,000	201
CoBank ACB
6.450% due 10/01/2027 •(c)	400,000	404
7.125% due 01/01/2030 •(c)	75,000	78
Dresdner Funding Trust I 8.151% due 06/30/2031	600,000	663

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(c)	600,000	630
7.750% due 06/15/2029 •(c)	500,000	525
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(c)	1,000,000	981
5.158% due 10/30/2025 •(c)	23,700	495
6.125% due 11/10/2034 •(c)	1,200,000	1,223
6.850% due 02/10/2030 •(c)	700,000	728
7.186% due 02/10/2026 •(c)	650,000	654
7.500% due 02/10/2029 •(c)	400,000	426
7.500% due 05/10/2029 •(c)	2,600,000	2,753
Huntington Bancshares, Inc.
5.625% due 07/15/2030 •(c)	1,000,000	1,015
6.250% due 10/15/2030 •(c)	500,000	500
JPMorgan Chase & Co.
4.625% due 06/01/2026 (c)	40,500	821
6.500% due 04/01/2030 •(c)	3,600,000	3,731
6.875% due 06/01/2029 •(c)	900,000	950
MetLife Capital Trust IV 7.875% due 12/15/2067	2,100,000	2,352
MetLife, Inc.
4.750% due 12/15/2025 (c)	25,100	524
5.875% due 03/15/2028 •(c)	700,000	719
Morgan Stanley
4.875% due 01/15/2026 (c)	24,700	530
6.625% due 10/15/2029 (c)	36,000	933
7.459% (TSFR3M + 3.422%) due 12/15/2025 ~(c)	400,000	403
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(c)	300,000	291
6.000% due 05/15/2027 •(c)	1,200,000	1,212
6.200% due 09/15/2027 •(c)	200,000	204
6.250% due 03/15/2030 •(c)	2,439,000	2,505
State Street Corp.
6.700% due 03/15/2029 •(c)	1,400,000	1,459
6.700% due 09/15/2029 •(c)	700,000	734
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(c)	19,200	497
Truist Financial Corp. 5.100% due 03/01/2030 •(c)	1,296,000	1,296
U.S. Bancorp 5.300% due 04/15/2027 •(c)	688,000	687
Voya Financial, Inc.
5.350% (H15T5Y + 3.210%) due 09/15/2029 ~(c)	20,700	496
7.758% due 09/15/2028 •(c)	925,000	981
Wells Fargo & Co.
3.900% due 03/15/2026 •(c)	2,300,000	2,281
4.750% due 12/15/2025 (c)	41,300	815
6.850% due 09/15/2029 •(c)	3,200,000	3,370
7.625% due 09/15/2028 •(c)	1,133,000	1,216

		64,290

INDUSTRIALS 1.9%
Energy Transfer LP
6.625% due 02/15/2028 •(c)	1,146,000	1,150
7.125% due 05/15/2030 •(c)	1,800,000	1,867
SVB Financial Trust 0.000% due 11/07/2032 (b)	48,000	6
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(c)	700,000	694

		3,717

UTILITIES 1.3%
AT&T, Inc. 4.750% due 10/30/2025 (c)	30,700	612
Edison International 5.000% due 12/15/2026 •(c)	1,700,000	1,618
SCE Trust VII 7.500% due 11/22/2028 (c)	12,000	283

		2,513

Total Preferred Securities (Cost $67,875)		70,520

SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (e)	849,580	850

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

REPURCHASE AGREEMENTS (f) 1.8%	3,600

Total Short-Term Instruments (Cost $4,450)	4,450

Total Investments in Securities (Cost $185,633)	194,498

Total Investments 98.7% (Cost $185,633)	$194,498
Financial Derivative Instruments (h)(i) (0.0)%(Cost or Premiums, net $1,127)	(94)
Other Assets and Liabilities, net 1.3%	2,750

Net Assets 100.0%	$197,154

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

GSC	4.250%	09/30/2025	10/01/2025	$3,600	Ginnie Mae 5.500% due 06/20/2054	$(3,729)	$3,600	$3,600

Total Repurchase Agreements	$(3,729)	$3,600	$3,600

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

MEI	2.500%	09/19/2025	10/31/2025	$(292)	$(292)
SOG	3.550	09/25/2025	TBD(3)	(1,073)	(1,074)

Total Reverse Repurchase Agreements	$(1,366)

(g)	Securities with an aggregate market value of $1,388 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(172) at a weighted average interest rate of 1.843%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(4)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	13	$2,709	$(5)	$1	$0
U.S. Treasury 10-Year Note December Futures	12/2025	109	12,263	4	0	(6)
U.S. Treasury Long-Term Bond December Futures	12/2025	63	7,345	143	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	104	12,487	279	0	(58)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	46	5,294	38	0	(3)

$459	$1	$(82)

SHORT FUTURES CONTRACTS
Variation Margin(4)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2025	8	$(1,107)	$(1)	$0	$(2)

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Euro-Bund December Futures				12/2025	1	(151)	(1)		0	0
U.S. Treasury 5-Year Note December Futures				12/2025	29	(3,167)	2		0	(1)

							$0		$0	$(3)

Total Futures Contracts							$459		$1	$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-44 5-Year Index		5.000%	Quarterly	06/20/2030	$4,900	$361	$36	$397	$2	$(2)
CDX.HY-45 5-Year Index		5.000	Quarterly	12/20/2030	3,900	296	10	306	4	0

						$657	$46	$703	$6	$(2)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$1,300	$(3)	$(1)	$(4)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	2,100	(44)	13	(31)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,600	4	(72)	(68)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	800	20	(12)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	300	17	(10)	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	2,400	37	(16)	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	(4)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	100	1	0	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	400	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	395	(187)	208	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	700	(3)	(2)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	100	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	400	55	(5)	50	1	0

						$470	$(299)	$171	$2	$(6)

Total Swap Agreements						$1,127	$(253)	$874	$8	$(8)

Cash of $2,319 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BSH		10/2025		EUR	1,067	$1,239		$0		$(13)
SCX		10/2025			$272	EUR	233	1		0
		10/2025			554	GBP	414	3		0
		11/2025		GBP	414	$554		0		(3)
SOG		10/2025			$980	EUR	834	0		(2)

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

	11/2025	EUR	834	$982	2	0
SSB	10/2025	GBP	414	558	1	0

Total Forward Foreign Currency Contracts					$7	$(18)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0	$80,242	$0	$80,242
Industrials			0	6,935	0	6,935
Utilities			0	32,351	0	32,351
Preferred Securities
Banking & Finance			5,111	59,179	0	64,290
Industrials			0	3,717	0	3,717
Utilities			895	1,618	0	2,513
Short-Term Instruments
Mutual Funds			0	850	0	850
Repurchase Agreements			0	3,600	0	3,600

Total Investments			$6,006	$188,492	$0	$194,498

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0	9	0	9
Over the counter			0	7	0	7

			$0	$16	$0	$16
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(2)	(91)	0	(93)
Over the counter			0	(18)	0	(18)

			$(2)	$(109)	$0	$(111)

Total Financial Derivative Instruments			$(2)	$(93)	$0	$(95)

Totals			$6,004	$188,399	$0	$194,403

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 81.1%
ABG Intermediate Holdings 2 LLC
6.413% (TSFR1M + 2.250%) due 12/21/2028 ~	$1,355	$1,354
6.413% (TSFR1M + 2.250%) due 02/13/2032 ~	1,466	1,466
Acrisure LLC 7.163% (TSFR1M + 3.000%) due 11/06/2030 ~	3,004	3,003
Action Environmental Group, Inc. 7.252% due 10/24/2030 «~	2,374	2,377
AI Aqua Merger Sub, Inc. 7.280% (TSFR1M + 3.000%) due 07/31/2028 ~	6,166	6,185
AL NGPL HOLDINGS LLC 1.000% (TSFR3M + 2.500%) due 12/09/2030 ~	1,614	1,616
Albion Financing 3 SARL 7.215% (TSFR3M + 3.000%) due 05/21/2031 ~	3,170	3,184
AlixPartners LLP 6.163% (TSFR1M + 2.000%) due 08/12/2032 ~	1,150	1,144
Alliant Holdings Intermediate LLC 6.666% (TSFR1M + 2.500%) due 09/19/2031 ~	5,338	5,329
Allied Universal Holdco LLC 7.513% (TSFR1M + 3.250%) due 08/20/2032 ~	1,300	1,306
Allspring Buyer LLC TBD% due 11/01/2030	1,995	2,001
Altar Bidco, Inc. 7.078% - 7.247% due 02/01/2029	1,457	1,458
Altice France SA 9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	2,775	2,692
Amentum Government Services Holdings LLC 6.413% (TSFR1M + 2.250%) due 09/29/2031 ~	1,800	1,802
American Airlines, Inc. 6.575% (TSFR3M + 2.250%) due 04/20/2028 ~	1,338	1,337
American Axle & Manufacturing, Inc. TBD% due 02/24/2032 «	825	822
Amspec Parent LLC
TBD% due 12/22/2031 ~µ	266	268
TBD% (TSFR3M + 3.500%) due 12/22/2031 ~	1,729	1,741
AmWINS Group, Inc. 6.252% (TSFR3M + 2.250%) due 01/30/2032 ~	1,907	1,908
Amynta Agency Borrower, Inc. 6.913% (TSFR1M + 2.750%) due 12/29/2031 ~	3,772	3,763
Anticimex International AB 7.760% due 11/16/2028 ~	1,985	1,994
Applied Systems, Inc. 6.252% (TSFR3M + 2.250%) due 02/24/2031 ~	2,114	2,118
Arches Buyer, Inc. 7.513% (TSFR1M + 3.250%) due 12/06/2027 ~	1,171	1,174
Armor Holding II LLC 7.916% (TSFR6M + 3.750%) due 12/11/2028 ~	1,476	1,479
Aspire Bakeries Holdings LLC 7.663% (TSFR1M + 3.500%) due 12/23/2030 ~	2,779	2,799
ASURION LLC 1.000% due 12/17/2029	1,700	1,659
Asurion LLC
8.413% (TSFR1M + 4.250%) due 09/19/2030 ~	1,250	1,244
8.513% (TSFR1M + 4.250%) due 08/19/2028 ~	2,062	2,071
AthenaHealth Group, Inc. 6.913% (TSFR1M + 2.750%) due 02/15/2029 ~	5,318	5,314
Auris Luxembourg III SARL 7.819% (TSFR3M + 3.500%) due 02/28/2029 ~	562	560
Avalara, Inc. 7.252% (TSFR3M + 3.250%) due 03/26/2032 ~	998	999
B&G Foods, Inc. 7.663% (TSFR1M + 3.500%) due 10/10/2029 ~	2,748	2,647
Baldwin Insurance Group Holdings LLC 6.636% (TSFR3M + 2.500%) due 05/26/2031 ~	1,990	1,994
Barnes Group, Inc. 6.913% (TSFR1M + 2.750%) due 01/27/2032 ~	1,590	1,594
Bausch & Lomb Corp.
8.166% (TSFR1M + 4.000%) due 09/29/2028 ~	833	834
8.413% (TSFR1M + 4.250%) due 01/15/2031 ~	4,885	4,895
Bayonne Energy Center LLC TBD% due 09/22/2032	2,763	2,763
BCP Renaissance Parent LLC 6.502% (TSFR3M + 2.500%) due 10/31/2028 ~	1,336	1,340

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

BCPE Empire Holdings, Inc. 7.413% (TSFR1M + 3.250%) due 12/11/2030 ~	4,097	4,094
Beach Acquisition Bidco LLC 7.308% (TSFR3M + 3.250%) due 09/12/2032 ~	2,725	2,741
Belron Finance LLC 6.742% (TSFR3M + 2.500%) due 10/16/2031 ~	3,044	3,063
Blackhawk Network Holdings, Inc. 8.163% (TSFR1M + 4.000%) due 03/12/2029 ~	428	430
Boxer Parent Co., Inc. 7.199% (TSFR3M + 3.000%) due 07/30/2031 ~	103	103
Brazos Delaware II LLC 6.723% (TSFR1M + 2.500%) due 02/11/2030 ~	1,481	1,484
Caesars Entertainment, Inc. 6.413% (TSFR1M + 2.250%) due 02/06/2031 ~	956	955
Camelot U.S. Acquisition LLC 6.913% (TSFR1M + 2.750%) due 01/31/2031 ~	1,575	1,567
Cast & Crew Payroll LLC 7.913% (TSFR1M + 3.750%) due 12/29/2028 ~	2,657	2,414
Cengage Learning, Inc. 7.666% - 7.698% (TSFR1M + 3.500%) due 03/24/2031 ~	648	647
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~	7,409	6,428
Century De Buyer LLC 7.301% (TSFR3M + 3.000%) due 10/30/2030 ~	1,191	1,193
Chamberlain Group, Inc. 7.163% (TSFR1M + 3.000%) due 09/08/2032 ~	2,500	2,505
Charlotte Buyer, Inc. 8.425% (TSFR1M + 4.250%) due 02/11/2028 ~	1,178	1,177
Charter Communications Operating LLC 6.541% (TSFR3M + 2.250%) due 12/15/2031 ~	1,265	1,266
Charter NEX U.S., Inc. 6.925% (TSFR1M + 2.750%) due 11/29/2030 ~	1,442	1,448
Chobani LLC 6.663% (TSFR1M + 2.500%) due 10/25/2027 ~	2,957	2,969
Chromalloy Corp. 7.560% (TSFR3M + 3.250%) due 03/27/2031 ~	1,281	1,286
Cloud Software Group, Inc.
7.252% (TSFR3M + 3.250%) due 03/21/2031 ~	2,811	2,825
7.252% (TSFR3M + 3.250%) due 08/13/2032 ~	650	653
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	74	74
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~	2,544	2,549
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	96	96
7.338% (TSFR1M + 3.175%) due 04/13/2029 ~	3,025	3,024
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	2,507	2,506
CNT Holdings I Corp. 6.558% (TSFR3M + 2.250%) due 11/08/2032 ~	1,879	1,880
COMMSCOPE 1.000% due 03/29/2032	2,600	2,635
ConnectWise LLC 7.763% (TSFR3M + 3.500%) due 09/29/2028 ~	1,927	1,933
Cotiviti Corp. 7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	5,327	5,242
Covia Holdings Corp. 6.948% (TSFR3M + 2.750%) due 02/26/2032 ~	2,444	2,461
CP Atlas Buyer, Inc. 9.413% (TSFR1M + 5.250%) due 07/08/2030 ~	1,325	1,302
CPI Holdco B LLC 6.163% (TSFR1M + 2.000%) due 05/19/2031 ~	1,156	1,156
CPPIB OVM Member U.S. LLC 6.502% (TSFR3M + 2.500%) due 08/20/2031 ~	2,319	2,328
Crown Subsea Communications Holding, Inc. 7.663% (TSFR1M + 3.500%) due 01/30/2031 ~	569	574
Cube Industrials Buyer, Inc. 7.582% (TSFR3M + 3.250%) due 10/17/2031 ~	1,441	1,449
CWGS Group LLC 6.778% (TSFR1M + 2.500%) due 06/03/2028 ~	1,960	1,919
Cyberswift U.S. Finco LLC TBD% due 09/23/2032	1,400	1,401
Darktrace PLC 7.570% (TSFR3M + 3.250%) due 10/09/2031 ~	1,492	1,494
Deep Blue Operating I LLC TBD% due 09/17/2032	1,975	1,980
Delta 2 Lux SARL 6.002% (TSFR3M + 2.000%) due 09/30/2031 ~	1,967	1,971
Delta TopCo, Inc. 7.023% (TSFR1M + 2.750%) due 11/30/2029 ~	1,681	1,665
DexKo Global, Inc. 8.028% (TSFR1M + 3.750%) due 10/04/2028 ~	1,224	1,209
DirecTV Financing LLC 9.820% (TSFR3M + 5.250%) due 08/02/2029 ~	702	704
Disco Parent, Inc. 7.484% (TSFR3M + 3.250%) due 08/06/2032 «~	1,300	1,307
Dotdash Meredith, Inc. 7.780% (TSFR1M + 3.500%) due 06/17/2032 ~	250	250

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Dragon Buyer, Inc. 6.752% (TSFR3M + 2.750%) due 09/30/2031 ~	1,489	1,492
DTI Holdco, Inc. 8.163% (TSFR1M + 4.000%) due 04/26/2029 ~	641	573
Edelman Financial Center LLC 7.163% (TSFR1M + 3.000%) due 04/07/2028 ~	1,054	1,056
Ellucian Holdings, Inc. 6.913% (TSFR1M + 2.750%) due 10/09/2029 ~	1,959	1,961
EMRLD Borrower LP 6.122% (TSFR6M + 2.250%) due 08/04/2031 ~	1,505	1,500
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~	978	709
Ensemble RCM LLC 7.308% (TSFR3M + 3.000%) due 08/01/2029 ~	1,316	1,322
EOC Borrower LLC 7.163% (TSFR1M + 3.000%) due 03/24/2032 ~	2,893	2,900
EP Purchaser LLC
7.778% (TSFR1M + 3.500%) due 11/06/2028 ~	982	927
8.778% (TSFR1M + 4.500%) due 11/06/2028 «~	1,707	1,588
Epic Crude Services LP 6.828% (TSFR3M + 2.500%) due 10/15/2031 ~	1,461	1,464
Fertitta Entertainment LLC 7.413% (TSFR1M + 3.250%) due 01/27/2029 ~	4,775	4,773
Fiesta Purchaser, Inc. 6.913% (TSFR1M + 2.750%) due 02/12/2031 ~	1,353	1,352
Finastra USA, Inc. 8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	2,750	2,742
FinCo I LLC 5.913% (TSFR1M + 1.750%) due 06/27/2029 ~	1,736	1,733
First Advantage Holdings LLC 6.913% (TSFR1M + 2.750%) due 10/31/2031 ~	1,645	1,610
First Student Bidco, Inc. 6.711% (TSFR3M + 2.500%) due 08/15/2030 ~	3,401	3,408
Focus Financial Partners LLC 6.913% (TSFR1M + 2.750%) due 09/15/2031 ~	2,275	2,278
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~	1,831	1,830
Foundation Building Materials Holding Co. LLC 8.308% due 01/29/2031	9	9
Freeport LNG Investments LLLP 7.575% (TSFR3M + 3.250%) due 12/21/2028 ~	3,322	3,328
Garda World Security Corp. 7.174% (TSFR1M + 3.000%) due 02/01/2029 ~	1,241	1,244
GBT U.S. III LLC 6.814% (TSFR3M + 2.500%) due 07/25/2031 ~	1,113	1,117
GC Ferry Acquisition I, Inc.
TBD% - 1.750% due 08/16/2032 µ	273	271
TBD% - 1.750% (TSFR3M + 3.500%) due 08/16/2032 ~	1,602	1,588
GEN II Fund Services LLC 6.752% (TSFR6M + 2.750%) due 11/26/2031 ~	1,393	1,396
Genesys Cloud Services Holdings II LLC 6.663% (TSFR1M + 2.500%) due 01/30/2032 ~	1,000	995
GFL Environmental, Inc. 6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	3,900	3,904
Global Medical Response, Inc. 7.634% (TSFR1M + 3.500%) due 10/01/2032 ~	3,400	3,405
Golden State Foods LLC 8.032% (TSFR1M + 4.000%) due 12/04/2031 ~	2,177	2,185
Graham Packaging Co., Inc. 6.663% (TSFR1M + 2.500%) due 08/04/2027 ~	1,019	1,020
Gray Television, Inc. 9.530% (TSFR1M + 5.250%) due 06/04/2029 ~	7	7
Green Infrastructure Partners, Inc. TBD% due 09/24/2032	1,475	1,478
Grifols Worldwide Operations USA, Inc. 6.263% (TSFR1M + 2.000%) due 11/15/2027 ~	1,475	1,472
Grinding Media, Inc. 7.698% (TSFR3M + 3.500%) due 10/12/2028 «~	1,209	1,212
Gryphon Acquire NewCo LLC 6.879% (TSFR6M + 3.000%) due 09/13/2032 ~	2,175	2,184
GTCR Everest Borrower LLC 6.752% (TSFR3M + 2.750%) due 09/05/2031 ~	2,367	2,370
Guggenheim Partners LLC 6.502% (TSFR3M + 2.500%) due 11/26/2031 ~	1,092	1,097
Hanger, Inc.
TBD% due 10/23/2031 ~µ	114	114
TBD% (TSFR1M + 3.500%) due 10/23/2031 ~	884	887
Harbor Freight Tools USA, Inc. 6.413% (TSFR1M + 2.250%) due 06/11/2031 ~	1,496	1,472
Heartland Dental LLC 7.913% (TSFR1M + 3.750%) due 08/25/2032 ~	2,768	2,767
HUB International Ltd. 6.575% (TSFR3M + 2.250%) due 06/20/2030 ~	3,768	3,777
Hudson River Trading LLC 7.150% (TSFR1M + 3.000%) due 03/18/2030 ~	1,726	1,730

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

IMC Financing LLC 7.636% (TSFR1M + 3.500%) due 06/18/2032 ~	1,471	1,486
Instructure Holdings, Inc. 6.753% (TSFR3M + 2.750%) due 11/13/2031 ~	2,796	2,795
ION PLATFORM FINANCE US INC 1.000% due 09/30/2032	2,025	2,005
IRB Holding Corp. 6.663% (TSFR1M + 2.500%) due 12/15/2027 ~	1,731	1,733
Iridium Satellite LLC 6.413% (TSFR1M + 2.250%) due 09/20/2030 ~	5,292	5,026
Jane Street Group LLC 6.199% (TSFR3M + 2.000%) due 12/15/2031 ~	6,879	6,838
Jazz Financing Lux SARL 6.413% (TSFR1M + 2.250%) due 05/05/2028 ~	1,985	1,990
JetBlue Airways Corp. 8.753% (TSFR3M + 4.750%) due 08/27/2029 ~	2,368	2,279
Johnstone Supply LLC 6.635% (TSFR1M + 2.500%) due 06/09/2031 ~	1,677	1,676
Jump Financial LLC 7.502% (TSFR3M + 3.500%) due 02/26/2032 ~	2,312	2,330
June Purchaser LLC
TBD% - 3.000% due 11/28/2031 µ	286	287
TBD% - 3.000% (TSFR3M + 3.000%) due 11/28/2031 ~	1,460	1,466
Kaman Corp.
TBD% - 6.828% due 02/26/2032 ~µ	116	116
TBD% - 6.828% (TSFR6M + 2.500%) due 02/26/2032 ~	1,234	1,231
Kaseya, Inc. 7.413% (TSFR1M + 3.250%) due 03/20/2032 ~	1,068	1,071
KKR Apple Bidco LLC 6.663% (TSFR1M + 2.500%) due 09/23/2031 ~	1,412	1,413
KnowBe4, Inc. 8.064% (TSFR3M + 3.750%) due 07/23/2032 ~	2,550	2,556
Kohler Energy Co. LLC 7.752% (TSFR3M + 3.750%) due 05/01/2031 ~	1,012	1,015
Lakeshore Intermediate LLC 7.778% (TSFR1M + 3.500%) due 09/29/2028 ~	1,974	1,653
LBM Acquisition LLC
7.986% (TSFR1M + 3.750%) due 06/06/2031 ~	4,048	3,958
9.136% (TSFR1M + 5.000%) due 06/06/2031 ~	1,984	1,981
LC AHAB U.S. Bidco LLC 7.163% (TSFR1M + 3.000%) due 05/01/2031 ~	4,871	4,876
LEVEL 3 FINANCING INC 1.000% due 03/11/2030	200	200
LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~	1,161	1,157
8.068% (TSFR3M + 3.750%) due 05/19/2031 ~	1,472	1,471
M6 ETX Holdings II Midco LLC 9.250% (PRIME + 2.000%) due 04/01/2032 ~	1,820	1,824
Madison IAQ LLC
6.702% (TSFR6M + 2.500%) due 06/21/2028 ~	1,261	1,264
7.452% (TSFR6M + 3.250%) due 05/06/2032 ~	2	2
Mauser Packaging Solutions Holding Co. 7.280% (TSFR1M + 3.000%) due 04/15/2027 ~	1,975	1,978
Mavis Tire Express Services Corp. 7.199% (TSFR3M + 3.000%) due 05/04/2028 ~	1,465	1,467
McAfee LLC 7.223% (TSFR1M + 3.000%) due 03/01/2029 ~	3,550	3,401
McGraw-Hill Education, Inc. 6.913% (TSFR1M + 2.750%) due 08/06/2031 ~	1,318	1,320
Meade Pipeline Co. LLC 6.003% (TSFR3M + 2.000%) due 09/22/2032 ~	950	951
Medline Borrower LP 6.163% (TSFR1M + 2.000%) due 10/23/2030 ~	5,683	5,686
Mermaid Bidco, Inc. 7.571% (TSFR3M + 3.250%) due 07/03/2031 ~	1,097	1,097
MH Sub I LLC 8.252% (TSFR3M + 4.250%) due 05/03/2028 ~	2,910	2,806
Mitchell International, Inc. 7.413% (TSFR1M + 3.250%) due 06/17/2031 ~	1,186	1,186
Modena Buyer LLC 8.808% (TSFR3M + 4.500%) due 07/01/2031 ~	1,336	1,321
Motion Finco SARL 7.502% (TSFR3M + 3.500%) due 11/12/2029 ~	1,643	1,480
MV Holding GmbH 6.413% (TSFR1M + 2.250%) due 03/17/2032 ~	1,496	1,500
National Mentor Holdings, Inc. 7.852% - 8.013% (TSFR3M + 3.750%) due 03/02/2028 ~	2,226	2,221
NCR Atleos LLC 8.058% (TSFR3M + 3.750%) due 04/16/2029 ~	923	926
Neptune Bidco U.S., Inc. 9.429% (TSFR3M + 5.000%) due 04/11/2029 ~	743	709
Nielsen Consumer, Inc. 6.663% (TSFR1M + 2.500%) due 10/31/2030 ~	1,315	1,314
Nouryon Finance BV 7.500% (TSFR1M + 3.250%) due 04/03/2028 ~	961	963

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Nuvei Technologies Corp. 6.913% (TSFR1M + 2.750%) due 11/17/2031 ~	1,394	1,395
Olympus Water U.S. Holding Corp. 7.002% (TSFR3M + 3.000%) due 06/20/2031 ~	1,417	1,405
OMNIA Partners LLC 6.814% (TSFR3M + 2.500%) due 07/25/2030 ~	1,965	1,969
Onex TSG Intermediate Corp. 8.005% (TSFR3M + 3.750%) due 08/06/2032 ~	3,150	3,171
Opal Bidco SAS 7.252% (TSFR3M + 3.250%) due 04/28/2032 ~	2,350	2,359
Oryx Midstream Services Permian Basin LLC 6.416% (TSFR1M + 2.250%) due 10/05/2028 ~	1,268	1,269
Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~	1,050	945
Parexel International Corp. 6.663% (TSFR1M + 2.500%) due 11/15/2028 ~	2,736	2,742
Particle Investments SARL 7.913% (TSFR1M + 3.750%) due 03/28/2031 ~	690	693
Pasadena Performance Products LLC 7.252% (TSFR3M + 3.250%) due 02/27/2032 «~	3,483	3,489
Peer Holding III BV 6.502% (TSFR3M + 2.500%) due 07/01/2031 ~	2,581	2,586
Penn Entertainment, Inc. 6.663% (TSFR1M + 2.500%) due 05/03/2029 ~	881	881
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~	2,536	2,146
PetSmart, Inc. 8.136% (TSFR1M + 4.000%) due 08/18/2032 ~	2,437	2,404
Phoenix Guarantor, Inc. 6.663% (TSFR1M + 2.500%) due 02/21/2031 ~	1,997	2,000
Pinnacle Buyer LLC
TBD% due 09/10/2032	1,363	1,366
TBD% due 09/10/2032 µ	262	263
Planet U.S. Buyer LLC 7.198% (TSFR3M + 3.000%) due 02/07/2031 ~	1,350	1,359
Polaris Newco LLC 8.570% (TSFR3M + 4.000%) due 06/02/2028 ~	6,263	6,050
Primo Brands Corp. 6.252% (TSFR3M + 2.250%) due 03/31/2028 ~	4,568	4,573
Project Alpha Intermediate Holding, Inc. 7.252% (TSFR3M + 3.250%) due 10/26/2030 ~	1,114	1,119
Proofpoint, Inc. 7.163% (TSFR1M + 3.000%) due 08/31/2028 ~	1,908	1,917
Qnity Electronics, Inc. TBD% due 08/12/2032	2,275	2,278
Quartz Acquireco LLC 6.252% (TSFR3M + 2.250%) due 06/28/2030 ~	1,258	1,257
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	3,350	3,337
Quikrete Holdings, Inc.
6.413% (TSFR1M + 2.250%) due 03/19/2029 ~	3,281	3,287
6.413% (TSFR1M + 2.250%) due 04/14/2031 ~	997	998
6.413% (TSFR1M + 2.250%) due 02/10/2032 ~	1,193	1,193
Rand Parent LLC 7.002% (TSFR3M + 3.000%) due 03/18/2030 ~	3,931	3,920
Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ	155	155
TBD% - 3.250% (TSFR1M + 3.000%) due 11/19/2031 ~	1,164	1,165
RealPage, Inc.
7.263% (TSFR3M + 3.000%) due 04/24/2028 ~	1,017	1,015
7.752% (TSFR3M + 3.750%) due 04/24/2028 ~	995	999
Recess Holdings, Inc. 8.069% (TSFR3M + 3.750%) due 02/20/2030 ~	1,486	1,494
RELADYNE INC 1.000% due 12/09/2030	499	501
Restoration Hardware, Inc. TBD% due 10/20/2028	2,294	2,238
Reworld Holding Corp.
6.385% (TSFR1M + 2.250%) due 11/30/2028 ~	1,986	1,990
6.386% (TSFR1M + 2.250%) due 11/30/2028 ~	1,481	1,483
Rockpoint Gas Storage Partners LP 7.002% (TSFR3M + 3.000%) due 09/18/2031 ~	4,317	4,337
Sauer Brands, Inc.
TBD% - 3.000% due 02/19/2032 µ	86	87
TBD% - 3.000% (TSFR1M + 3.000%) due 02/19/2032 ~	914	920
SCIH Salt Holdings, Inc. 7.197% (TSFR6M + 3.000%) due 01/31/2029 ~	1,474	1,477
Sedgwick Claims Management Services, Inc. 6.663% (TSFR1M + 2.500%) due 07/31/2031 ~	1,060	1,060
SGH2 LLC 8.508% (TSFR3M + 4.500%) due 08/18/2032 ~	600	602
Sharp Services LLC 7.240% (TSFR3M + 3.250%) due 12/31/2028 ~	1,490	1,493
Somnigroup International, Inc. 6.370% due 10/24/2031 ~	961	968

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Specialty Building Products Holdings LLC 8.013% (TSFR1M + 3.750%) due 10/15/2028 ~	1,822	1,761
Speedster Bidco GmbH 7.240% (TSFR3M + 3.250%) due 12/10/2031 ~	1,990	1,997
Stakeholder Midstream LLC 8.042% (TSFR3M + 4.000%) due 01/01/2031 ~	1,000	1,004
Starwood Property Trust, Inc. 6.163% (TSFR1M + 2.000%) due 01/02/2030 ~	4,024	4,032
Stonepeak Bayou Holdings LP TBD% due 09/24/2032 «	2,350	2,350
Stonepeak Nile Parent LLC 7.079% - 9.250% (TSFR3M + 2.750%) due 04/09/2032 ~	1,675	1,676
Student Transportation of America Holdings, Inc. 1.625% - 7.564% (TSFR3M + 3.250%) due 06/24/2032 ~	1,322	1,327
Sunrise Financing Partnership 6.691% (TSFR6M + 2.500%) due 02/15/2032 ~	1,212	1,211
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~	1,752	1,714
Tacala LLC 7.663% (TSFR1M + 3.500%) due 01/31/2031 ~	1,702	1,712
Third Coast Infrastructure LLC 7.913% (TSFR1M + 3.750%) due 09/25/2030 ~	994	999
Tidal Waste & Recycling Holdings LLC 7.002% (TSFR3M + 3.000%) due 10/24/2031 ~	1,667	1,678
TK Elevator Midco GmbH 7.197% - 7.308% (TSFR6M + 3.000%) due 04/30/2030 ~	6,459	6,482
TKO Worldwide Holdings LLC 6.038% (TSFR3M + 2.000%) due 11/21/2031 ~	989	991
TransDigm, Inc. 6.502% (TSFR3M + 2.500%) due 02/28/2031 ~	2,945	2,947
Travel & Leisure Co. 6.663% (TSFR1M + 2.500%) due 12/14/2029 ~	2,773	2,783
Trident TPI Holdings, Inc. 7.752% (TSFR3M + 3.750%) due 09/15/2028 ~	3,819	3,757
Truist Insurance Holdings LLC 6.752% (TSFR3M + 2.750%) due 05/06/2031 ~	2,925	2,930
Turquoise Topco Ltd. TBD% due 07/31/2032	2,000	2,004
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	2,593	2,483
UKG, Inc. 6.810% (TSFR3M + 2.500%) due 02/10/2031 ~	5,287	5,288
United Talent Agency LLC 7.650% (TSFR1M + 3.500%) due 06/10/2032 «~	2,980	3,002
Upfield BV 8.300% due 01/03/2028 ~	1,985	1,920
USI, Inc.
6.252% (TSFR3M + 2.250%) due 11/21/2029 ~	1,484	1,484
6.252% (TSFR3M + 2.250%) due 09/29/2030 ~	2,454	2,453
Van Pool Transportation LLC
TBD% - 7.252% (TSFR3M + 3.250%) due 08/06/2030 ~µ	446	448
TBD% - 7.252% (TSFR1M + 3.250%) due 08/06/2030 ~	3,254	3,269
Veritiv Corp. 8.002% (TSFR3M + 4.000%) due 11/30/2030 ~	3,191	3,164
VFS Global TBD% due 09/23/2032 «	1,963	1,964
Viavi Solutions, Inc. TBD% due 06/15/2032	1,000	1,004
Virgin Media Bristol LLC
6.926% - 7.373% (TSFR6M + 3.175%) due 03/31/2031 ~	1,900	1,876
7.515% (TSFR1M + 3.250%) due 01/31/2029 ~	1,469	1,470
6.926% - 7.373% (TSFR3M + 3.175%) due 03/31/2031 ~	5,900	5,826
Vista Management Holding, Inc. 8.041% (TSFR3M + 3.750%) due 04/01/2031 ~	198	200
VS Buyer LLC 6.560% (TSFR3M + 2.250%) due 04/12/2031 ~	2,582	2,583
Wash Multifamily Parent, Inc. 7.442% (TSFR1M + 3.250%) due 09/10/2032 ~	1,000	1,005
Wasserman Media Group LLC 7.158% (TSFR1M + 3.000%) due 06/23/2032 ~	1,900	1,910
WaterBridge Midstream Operating LLC 8.174% (TSFR1M + 4.000%) due 05/10/2029 ~	1,485	1,490
WCG Intermediate Corp. 7.163% (TSFR1M + 3.000%) due 02/25/2032 ~	1,601	1,592
WEC U.S. Holdings Ltd. 6.530% (TSFR1M + 2.250%) due 01/27/2031 ~	2,825	2,829
Whatabrands LLC 6.663% (TSFR1M + 2.500%) due 08/03/2028 ~	4,442	4,451
White Cap Buyer LLC 7.416% (TSFR1M + 3.250%) due 10/19/2029 ~	2,890	2,893
Wilsonart LLC 8.252% (TSFR3M + 4.250%) due 08/05/2031 ~	1,097	1,064
X Corp.
9.500% due 10/26/2029	6,400	6,429
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~	7,666	7,531

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

ZAYO GROUP HOLDINGS INC 1.000% due 12/23/2030	2,000	1,955
Zayo Group Holdings, Inc. 7.278% (TSFR1M + 3.000%) due 03/09/2027 ~	1,445	1,429
Zelis Payments Buyer, Inc. 7.413% (TSFR1M + 3.250%) due 11/26/2031 ~	1,465	1,467
Ziggo Financing Partnership 6.765% (TSFR1M + 2.500%) due 04/30/2028 ~	2,000	1,997
Zuora, Inc. 7.663% (TSFR1M + 3.500%) due 02/14/2032 ~	1,000	995

Total Loan Participations and Assignments (Cost $532,613)		532,044

CORPORATE BONDS & NOTES 2.1%
BANKING & FINANCE 0.1%
Panther Escrow Issuer LLC 7.125% due 06/01/2031	400	416

INDUSTRIALS 2.0%
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	675	661
Beignet 6.850% due 06/01/2049 «(a)	6,675	6,675
Cerdia Finanz GmbH 9.375% due 10/03/2031	500	531
CoreWeave, Inc. 9.000% due 02/01/2031	1,150	1,180
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	250	216
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028	2,000	1,934
Venture Global LNG, Inc.
9.500% due 02/01/2029	800	882
9.875% due 02/01/2032	800	871
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	300	316
6.750% due 01/15/2036	218	232

		13,498

Total Corporate Bonds & Notes (Cost $13,846)		13,914

SHORT-TERM INSTRUMENTS 20.9%
REPURCHASE AGREEMENTS (b) 20.9%		137,000

Total Short-Term Instruments (Cost $137,000)		137,000

Total Investments in Securities (Cost $683,459)		682,958

Total Investments 104.1% (Cost $683,459)		$682,958
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $9,987)		6
Other Assets and Liabilities, net (4.1)%		(26,831)

Net Assets 100.0%		$656,133

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.320%	09/30/2025	10/01/2025	$4,400	U.S. Treasury Notes 3.500% due 09/30/2027	$(4,486)	$4,400	$4,400
GSC	4.250	09/30/2025	10/01/2025	132,600	Ginnie Mae 5.500% due 06/20/2054	(137,343)	132,600	132,616

Total Repurchase Agreements	$(141,829)	$137,000	$137,016

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2025	138	$15,069	$(35)	$5	$0
U.S. Treasury 10-Year Note December Futures	12/2025	44	4,950	(27)	0	(1)

$(62)	$5	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Ultra Treasury 10-Year Note December Futures	12/2025	13	$(1,496)	$(21)	$1	$0

Total Futures Contracts	$(83)	$6	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$22,725	$1,448	$293	$1,741	$0	$(32)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	84,050	5,755	1,062	6,817	31	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	28,300	2,171	50	2,221	11	0

$9,374	$1,405	$10,779	$42	$(32)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$(73)	$214	$0	$(2)

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	28	29	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	(30)	42	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	6,750	125	(66)	59	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	(25)	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	3,350	93	(37)	56	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	22	7	0	0

$613	$(181)	$432	$0	$(9)

Total Swap Agreements	$9,987	$1,224	$11,211	$42	$(41)

Cash of $10,449 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$2,005	$508,527	$21,512	$521,473
Corporate Bonds & Notes
Banking & Finance	0	416	0	416
Industrials	0	6,823	6,675	13,498
Short-Term Instruments
Repurchase Agreements	0	137,000	0	137,000

Total Investments	$2,005	$652,766	$28,187	$682,958

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$48	$0	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(42)	$0	$(42)

Total Financial Derivative Instruments	$0	$6	$0	$6

Totals	$2,005	$652,772	$28,187	$682,964

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$23,931	$9,910	$(14,135)	$3	$18	$21	$6,657	$(4,893)	$21,512	$6
Corporate Bonds & Notes
Industrials	0	6,675	0	0	0	0	0	0	6,675	0

Totals	$23,931	$16,585	$(14,135)	$3	$18	$21	$6,657	$(4,893)	$28,187	$6

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$709	Indicative Market Quotation	Broker Quote	72.500	—
20,803	Third Party Vendor	Broker Quote	93.000 - 100.750	99.269
Corporate Bonds & Notes

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Industrials	6,675	Recent Transaction	Purchase Price	100.000	—

Total	$28,187

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
MUNICIPAL BONDS & NOTES 91.0%
ALABAMA 4.1%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 02/01/2029	$840	$880
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.240% (MUNIPSA) due 10/01/2052 ~	1,500	1,481
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 04/01/2053	8,745	8,916
5.250% due 02/01/2053	680	727
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,179
5.500% due 06/01/2049	1,470	1,576
5.500% due 10/01/2054	2,400	2,655
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,946
5.000% due 10/01/2055	1,800	1,947
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,121
Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023 5.000% due 11/15/2025	1,000	1,002
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,000	3,346
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	725	730
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,568
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,481
5.000% due 10/01/2055	250	273
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 05/01/2055	3,500	3,782

		39,610

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.140% (MUNIPSA) due 01/01/2046 ~	1,125	1,118
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	1,003
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	1,100	1,222
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	4,355	4,511
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	3,000	3,060
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2028	1,425	1,530

		12,444

CALIFORNIA 4.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.300% (MUNIPSA) due 04/01/2056 ~	2,000	1,936
3.340% (MUNIPSA) due 04/01/2056 ~	1,500	1,492
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,500	2,691
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	2,600	2,843
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 3.590% (MUNIPSA) due 12/01/2050 ~	1,000	996
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,250	2,250
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,159
California State General Obligation Bonds, Series 2016 5.000% due 09/01/2031	975	996
California State General Obligation Bonds, Series 2017 5.000% due 08/01/2029	7,000	7,145
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,320
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,500	1,660

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2021 1.462% due 02/01/2028	3,680	3,470
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2028	8,000	8,637
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	755	688
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	605	583
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	2,300	2,347
San Francisco Unified School District, California General Obligation Notes, Series 2025 5.000% due 06/15/2026	3,025	3,082
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,475
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,076

		46,846

COLORADO 3.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,709
Colorado Health Facilities Authority Revenue Bonds, Series 2022 3.440% (MUNIPSA) due 05/15/2061 ~	5,000	4,970
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,061
Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,780
5.000% due 11/15/2059	2,200	2,392
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	275	270
Colorado Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2026	500	511
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.537% (SOFRRATE) due 09/01/2039 ~	2,900	2,894
Eagle County, Colorado Housing & Development Authority Revenue Bonds, Series 2025 3.550% due 12/01/2045	3,750	3,778
University of Colorado Hospital Authority Revenue Notes, Series 2024 5.000% due 11/15/2031	3,400	3,846
University of Colorado Revenue Notes, Series 2024 5.000% due 10/01/2028	5,490	5,907

		30,118

CONNECTICUT 1.9%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,000
Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,044
5.000% due 07/01/2029	3,000	3,279
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,616
Connecticut State General Obligation Notes, Series 2025
5.000% due 12/01/2030	2,500	2,807
5.000% due 12/01/2031	2,500	2,844
5.000% due 12/01/2033	5,000	5,785

		18,375

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	2,000

DISTRICT OF COLUMBIA 1.5%
District of Columbia General Obligation Bonds, Series 2018 5.000% due 06/01/2030	2,205	2,352
District of Columbia Housing Finance Agency Revenue Bonds, Series 2022 2.950% due 09/01/2040	3,450	3,448
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	8,000	8,343

		14,143

FLORIDA 3.9%
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025 5.000% due 07/01/2028	3,250	3,468
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	1,550	1,564
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,036
Florida Housing Finance Corp. Revenue Notes, Series 2025 3.650% due 05/01/2028	1,110	1,120

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Lee County, Florida Airport Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,001
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, Series 2025 3.250% due 02/01/2044	12,500	12,607
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,000
Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025 5.000% due 10/01/2026	2,240	2,288
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2033	4,000	4,566
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2028	3,750	4,011
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2025 5.000% due 08/15/2065	2,300	2,529

		38,190

GEORGIA 4.7%
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024 2.990% due 10/01/2042	7,300	7,336
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,727
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,751
5.000% due 04/01/2030	1,500	1,643
College Park Housing Authority, Georgia Revenue Bonds, Series 2025 3.450% due 04/01/2044	3,000	3,031
Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025 5.000% due 04/01/2028	600	619
DeKalb County, Georgia Housing Authority Revenue Notes, Series 2025 3.230% due 04/01/2026	430	430
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	4,350	4,377
Development Authority of Burke County, Georgia Revenue Bonds, Series 2018 3.800% due 11/01/2052	10,000	10,000
Douglas County Housing Authority, Georgia Revenue Notes, Series 2024 5.000% due 10/01/2028	1,000	1,042
Housing Authority of the City of Waycross, Georgia Revenue Notes, (HUD Insured), Series 2024 5.000% due 04/01/2028	1,687	1,740
Lawrenceville Housing Authority, Georgia Revenue Notes, Series 2024 5.000% due 10/01/2028	1,615	1,683
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,026
5.000% due 12/01/2052	3,000	3,180
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	750	799
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	750	817
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2026	385	387
Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,385
5.000% due 01/01/2032	1,000	1,120
Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	775	813

		45,906

IDAHO 0.5%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 01/01/2056	1,250	1,420
Idaho Housing & Finance Association Revenue Bonds, Series 2025 3.350% due 06/10/2050	3,600	3,628

		5,048

ILLINOIS 4.6%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,547
5.000% due 01/01/2029	2,000	2,157
Chicago, Illinois Revenue Notes, Series 2025 3.200% due 10/01/2028	2,800	2,821
Illinois Finance Authority Revenue Bonds, Series 2015 5.000% due 11/15/2033	1,895	1,896
Illinois Finance Authority Revenue Bonds, Series 2021 3.590% (MUNIPSA) due 05/01/2042 ~	1,000	995
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2031	5,000	5,510
Illinois Housing Development Authority Revenue Notes, (HUD Insured), Series 2024 5.000% due 10/01/2027	2,000	2,038
Illinois Housing Development Authority Revenue Notes, Series 2025 3.150% due 02/01/2029	4,750	4,768
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,412

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

5.500% due 05/01/2030	7,750	8,369
Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2029	3,000	3,232
5.000% due 02/01/2032	2,000	2,230
5.000% due 02/01/2033	3,000	3,364
Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2030	1,000	1,101
5.000% due 01/01/2031	1,250	1,400

		44,840

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,447
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,400	4,307
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,110
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	1,500	1,672
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	1,600	1,675

		12,211

KANSAS 1.5%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	5,500	5,522
Kansas Development Finance Authority Revenue Notes, Series 2025 5.000% due 09/01/2028	1,000	1,038
Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024 3.010% due 11/01/2027	2,400	2,404
Shawnee County, Kansas Revenue Bonds, Series 2025 3.750% due 05/01/2059	5,000	5,055

		14,019

KENTUCKY 1.4%
Kentucky Asset Liability Commission Revenue Notes, Series 2024 5.000% due 09/01/2026	5,000	5,106
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 4.250% due 07/01/2035	1,000	1,000
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	504
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	750	813
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	3,750	4,023
Kentucky State Property & Building Commission Revenue Bonds, Series 2016 5.000% due 11/01/2028	1,810	1,855
Kentucky State Property & Building Commission Revenue Notes, Series 2022 5.000% due 06/01/2031	500	562

		13,863

LOUISIANA 0.7%
Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024 5.000% due 04/01/2028	4,200	4,319
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	1,800	1,951

		6,270

MARYLAND 1.0%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,108
Maryland Community Development Administration Revenue Notes, Series 2025 3.700% due 01/01/2029	3,450	3,514
Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025 6.250% due 09/01/2056	3,100	3,478

		10,100

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Notes, Series 2025 5.000% due 07/01/2035	3,500	4,105
Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	5,751
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2029	1,300	1,429

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.490% (MUNIPSA) due 07/01/2049 ~	1,750	1,750

		13,035

MICHIGAN 2.6%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.650% (TSFR3M) due 07/01/2032 ~	2,000	1,984
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.640% (MUNIPSA) due 04/15/2047 ~	3,000	2,991
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,905
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	956
5.000% due 02/28/2030	1,170	1,260
Michigan State Building Authority Revenue Bonds, Series 2020 2.990% due 10/15/2042	1,000	1,000
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	700	772
Michigan State Housing Development Authority Revenue Notes, (HUD Insured), Series 2025 2.920% due 05/01/2029	3,500	3,497
Michigan State Housing Development Authority Revenue Notes, Series 2025 3.350% due 09/01/2027	985	989
Michigan Trunk Line State Revenue Notes, Series 2023 5.000% due 11/15/2026	1,500	1,544
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2028	7,530	8,070

		24,968

MINNESOTA 0.9%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	622
5.000% due 11/15/2029	550	570
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025 5.000% due 07/01/2028	5,200	5,510
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 07/01/2055	2,000	2,268

		8,970

MISSISSIPPI 0.2%
Mississippi Home Corp. Revenue Bonds, (HUD Insured), Series 2025 3.625% due 06/01/2043	2,250	2,262

MISSOURI 2.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,650	3,015
Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025 3.150% due 04/01/2046	1,100	1,104
Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024 3.050% due 10/01/2045	4,220	4,230
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	3,000	3,334
6.250% due 05/01/2056	8,500	9,554
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,114

		22,351

MONTANA 0.2%
Montana Board of Housing Revenue Notes, Series 2024 5.000% due 09/01/2028	1,800	1,873

MULTI-STATE 0.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.553% due 08/25/2040	4,445	4,522

NEBRASKA 0.2%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,750	1,847

NEVADA 0.6%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2030	1,470	1,567
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,339

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,000	2,022

		5,928

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	265
4.000% due 01/01/2027	250	251
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2031	1,235	1,369
5.000% due 08/01/2032	3,000	3,349

		5,234

NEW JERSEY 1.5%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,200	2,329
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	1,100	1,247
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	2,000	2,133
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	3,800	3,907
Tobacco Settlement Financing Corp. New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2026	4,750	4,819

		14,435

NEW MEXICO 0.9%
New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023
2.970% due 02/01/2042	4,000	3,996
3.730% due 02/01/2042	5,000	5,004

		9,000

NEW YORK 15.6%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	4,500	4,536
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	2,026
Long Island Power Authority, New York Revenue Bonds, Series 2025 3.000% due 09/01/2055	3,900	3,882
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.587% (SOFRRATE) due 11/01/2032 ~	1,500	1,501
New York City, New York General Obligation Bonds, Series 2012 3.900% due 04/01/2042	16,300	16,300
New York City, New York General Obligation Bonds, Series 2015 3.850% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2019 3.700% due 10/01/2046	10,000	10,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 3.750% due 05/01/2065	3,900	3,972
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 3.700% due 10/01/2042	17,100	17,100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.700% due 06/15/2048	4,700	4,700
3.700% due 06/15/2050	15,400	15,400
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014 3.850% due 06/15/2050	4,000	4,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 3.700% due 06/15/2033	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,256
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 3.700% due 11/01/2036	3,800	3,800
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 11/01/2036	3,500	3,942
New York City, New York Transitional Finance Authority Revenue Notes, Series 2025 5.000% due 05/01/2030	4,000	4,444
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,700	1,801
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,666
5.000% due 03/15/2035	4,500	4,582
5.000% due 03/15/2036	1,500	1,525
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	4,300	4,347
New York State Urban Development Corp. Revenue Bonds, Series 2015 5.000% due 03/15/2035	5,000	5,006
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,167
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	3,000	3,022

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	6,000	6,357
5.000% due 03/15/2029	7,000	7,635
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,510

		151,477

NORTH CAROLINA 3.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.700% due 01/15/2037	6,000	6,000
Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025 3.625% due 04/01/2029	3,000	3,050
Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	2,600	2,627
3.625% due 11/01/2058	5,400	5,472
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,295	1,432
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	1,700	1,951
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	5,000	5,533
Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025 2.950% due 09/01/2059	4,000	3,993

		30,058

NORTH DAKOTA 0.1%
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	1,100	1,218

OHIO 2.6%
Franklin County, Ohio Revenue Bonds, Series 2022 3.700% due 11/01/2042	5,600	5,600
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	650	698
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.500% due 02/01/2026	2,200	2,193
4.750% due 06/01/2033	900	938
Ohio Air Quality Development Authority Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,958
Ohio Housing Finance Agency Revenue Bonds, Series 2025 3.700% due 11/01/2047	1,150	1,165
Ohio State General Obligation Notes, Series 2025 5.000% due 11/01/2028	6,000	6,479
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	4,500	4,691
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2034	415	469
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2029 (c)	500	440

		25,631

OKLAHOMA 0.4%
Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 09/01/2056	3,000	3,435
Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025 3.200% due 10/01/2042	750	752

		4,187

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2027 (c)	325	310
Oregon Department of Transportation State Revenue Notes, Series 2024 5.000% due 05/15/2026	1,000	1,015
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	147
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2026	1,625	1,648

		3,120

PENNSYLVANIA 1.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.590% (MUNIPSA) due 11/15/2047 ~	5,000	4,959
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.990% (MUNIPSA) due 08/15/2038 ~(f)	2,360	2,329
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	4,500	4,679
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 12/01/2031	2,150	2,435

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 4.000% due 07/01/2026	1,250	1,253

		15,655

PUERTO RICO 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,752

SOUTH CAROLINA 1.0%
Charleston Educational Excellence Finance Corp. South Carolina Revenue Notes, Series 2024
5.000% due 12/01/2026	1,000	1,028
5.000% due 12/01/2027	1,000	1,055
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,529
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,250
South Carolina Public Service Authority Revenue Notes, Series 2025 5.000% due 12/01/2028	2,350	2,529
South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024 3.000% due 04/01/2043	2,200	2,203

		9,594

TENNESSEE 0.7%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023 5.000% due 07/01/2029	1,000	1,088
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025 5.000% due 10/01/2028	750	779
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,349
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,220	3,466

		6,682

TEXAS 12.2%
Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024 5.000% due 09/01/2028	1,060	1,105
Austin, Texas Electric Utility Revenue Notes, Series 2023 5.000% due 11/15/2025	1,200	1,203
Central Texas Regional Mobility Authority Revenue Notes, Series 2018 5.000% due 01/01/2027	1,100	1,130
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,400	1,513
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023 5.000% due 11/01/2028	2,000	2,150
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2024 5.000% due 11/01/2028	1,500	1,612
Dallas Housing Finance Corp. Texas Revenue Notes, Series 2024 5.000% due 10/01/2028	935	973
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	7,000	7,518
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 4.000% due 08/15/2055	2,000	2,134
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,070
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,500	2,496
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	14,000	14,366
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,619
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,566
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.700% due 10/01/2041	10,090	10,090
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	2,000	2,142
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	800	896
5.000% due 07/01/2033	6,170	7,053
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	2,920
Harris County, Texas Housing Finance Corp. Revenue Bonds, Series 2025 2.950% due 09/01/2043	4,500	4,496
Harris County, Texas Toll Road Revenue Notes, Series 2024 5.000% due 08/15/2027	2,250	2,355
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	6,000	6,123
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,069

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,457
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2027	2,750	2,836
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,282
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,435
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,900	1,917
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	2,800	3,117
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	230
Tarrant Regional Water District, Texas Revenue Notes, Series 2021 1.050% due 09/01/2027	5,000	4,753
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	2,000	2,242
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.331% (TSFR3M) due 12/15/2026 ~	1,000	1,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	1,750	1,786
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2043	3,800	4,048
5.000% due 10/01/2044	500	530
Texas Water Development Board Revenue Notes, Series 2022 5.000% due 10/15/2025	1,250	1,251
THF Public Facility Corp. Texas Revenue Bonds, Series 2025 3.340% due 02/01/2044	1,580	1,596
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,002
University of North Texas System Revenue Notes, Series 2025
5.000% due 04/15/2027	2,000	2,078
5.000% due 04/15/2028	1,500	1,595
5.000% due 04/15/2029	1,400	1,521
Waco Educational Finance Corp. Texas Revenue Notes, Series 2021 4.000% due 03/01/2026	525	528

		118,803

UTAH 0.3%
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025
5.000% due 06/01/2027	500	520
5.000% due 06/01/2028	675	717
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	1,400	1,607

		2,844

VIRGINIA 0.5%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,747
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025 2.950% due 09/01/2049	2,125	2,127
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,300	1,301

		5,175

WASHINGTON 2.2%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.090% (MUNIPSA) due 11/01/2045 ~	4,500	4,471
Energy Northwest, Washington Revenue Notes, Series 2024 5.000% due 07/01/2027	5,000	5,229
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 3.140% (MUNIPSA) due 05/01/2045 ~	3,000	2,974
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030 (a)	1,400	1,536
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	3,000	3,016
Washington State General Obligation Notes, Series 2022 4.000% due 07/01/2026	1,000	1,011
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,325	1,232
Washington State Housing Finance Commission Revenue Bonds, Series 2025 2.700% due 04/01/2044	1,825	1,816

		21,285

WEST VIRGINIA 0.8%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	3,000	3,050

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024 5.000% due 12/01/2027	4,954	5,075

		8,125

WISCONSIN 0.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,557
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	306
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.070% (MUNIPSA) due 08/15/2054 ~	2,500	2,485
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024 5.000% due 08/01/2058	2,000	2,030

		7,378

Total Municipal Bonds & Notes (Cost $873,636)		884,392

	SHARES
SHORT-TERM INSTRUMENTS 8.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(e)	1,617,672	1,618

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.4%
Federal Home Loan Bank Discount Notes
3.905% due 12/24/2025 (c)(d)	$16,000	15,854
3.954% due 12/05/2025 (c)(d)	3,000	2,979
4.050% due 10/08/2025 (c)(d)	4,700	4,696

		23,529

U.S. TREASURY BILLS 4.6%
4.242% due 10/02/2025 - 12/11/2025 (b)(c)	44,400	44,326

MUNICIPAL BONDS & NOTES 1.0%
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	5,500	5,541
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGM Insured),Series 2025 5.000% due 06/01/2026	700	710
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	1,000	1,009
North Syracuse Central School District, New York General Obligation Notes, Series 2025 4.000% due 07/31/2026	3,000	3,032

Total Municipal Bonds & Notes (Cost $10,276)		10,292

Total Short-Term Instruments (Cost $79,747)		79,765

Total Investments in Securities (Cost $953,383)		964,157

Total Investments 99.2% (Cost $953,383)		$964,157
Other Assets and Liabilities, net 0.8%		7,947

Net Assets 100.0%		$972,104

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.990%	08/15/2038	09/14/2021	$2,391	$2,329	0.24%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$39,610	$0	$39,610
Arizona	0	12,444	0	12,444
California	0	46,846	0	46,846
Colorado	0	30,118	0	30,118
Connecticut	0	18,375	0	18,375
Delaware	0	2,000	0	2,000
District of Columbia	0	14,143	0	14,143
Florida	0	38,190	0	38,190
Georgia	0	45,906	0	45,906
Idaho	0	5,048	0	5,048
Illinois	0	44,840	0	44,840
Indiana	0	12,211	0	12,211
Kansas	0	14,019	0	14,019
Kentucky	0	13,863	0	13,863
Louisiana	0	6,270	0	6,270
Maryland	0	10,100	0	10,100
Massachusetts	0	13,035	0	13,035
Michigan	0	24,968	0	24,968
Minnesota	0	8,970	0	8,970
Mississippi	0	2,262	0	2,262
Missouri	0	22,351	0	22,351
Montana	0	1,873	0	1,873
Multi-State	0	4,522	0	4,522
Nebraska	0	1,847	0	1,847
Nevada	0	5,928	0	5,928
New Hampshire	0	5,234	0	5,234
New Jersey	0	14,435	0	14,435
New Mexico	0	9,000	0	9,000
New York	0	151,477	0	151,477
North Carolina	0	30,058	0	30,058
North Dakota	0	1,218	0	1,218
Ohio	0	25,631	0	25,631
Oklahoma	0	4,187	0	4,187
Oregon	0	3,120	0	3,120
Pennsylvania	0	15,655	0	15,655
Puerto Rico	0	4,752	0	4,752
South Carolina	0	9,594	0	9,594
Tennessee	0	6,682	0	6,682
Texas	0	118,803	0	118,803
Utah	0	2,844	0	2,844
Virginia	0	5,175	0	5,175
Washington	0	21,285	0	21,285
West Virginia	0	8,125	0	8,125
Wisconsin	0	7,378	0	7,378
Short-Term Instruments
Mutual Funds	0	1,618	0	1,618

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

Short-Term Notes	0	23,529	0	23,529
U.S. Treasury Bills	0	44,326	0	44,326
Municipal Bonds & Notes	0	10,292	0	10,292

Total Investments	$0	$964,157	$0	$964,157

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
SHORT-TERM INSTRUMENTS 100.1%
U.S. TREASURY BILLS 100.1%
4.006% due 10/16/2025 - 01/20/2026 (a)(b)	$865,272	$856,697

Total Short-Term Instruments (Cost $856,611)		856,697

Total Investments in Securities (Cost $856,611)		856,697

Total Investments 100.1% (Cost $856,611)		$856,697
Other Assets and Liabilities, net (0.1)%		(516)

Net Assets 100.0%		$856,181

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$856,697	$0	$856,697

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 22.9% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$54,359	$66,597	$(68,078)	$0	$0	$52,878	$(521)	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	5,656	17,867	(17,552)	0	0	5,971	(260)	0

Notes to Financial Statements (Cont.)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	516	1,691	(1,690)	0	0	517	(103)	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2025 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$55,389	$0	$(55,034)	$373	$(728)	$0	$286	$0
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	43,005	0	(12,292)	74	430	31,217	550	0
PIMCO Senior Loan Active Exchange-Traded Fund	75,912	0	(49,832)	252	(379)	25,953	773	0
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	99,585	69,479	0	0	1,658	170,722	1,481	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$7,113	$19,800	$(10,136)	$(17)	$31	$16,791	$183	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$18,981	$0	$0	$0	$29	$19,010	$328	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	STR	State Street FICC Repo
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	KWD	Kuwaiti Dinar	THB	Thai Baht
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
LME	London Metal Exchange

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
Bobl	Bundesobligation, the German word for federal government bond	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
Brent	Brent Crude	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR30A	Secured Overnight Financing Rate 30-Day Average
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate
CAONINDX	Bloomberg CORRA Compounded Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	TSFR3M	Term SOFR 3-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CDX.HY	Credit Derivatives Index - High Yield	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WTI	West Texas Intermediate